UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)(Zip code)
Marie Chandoha
The Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2012, enclosed.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

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This wrapper is not part of the shareholder report.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2012

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California continues to struggle financially despite a modest economic recovery. The state’s fiscal 2013 budget addresses a $15.7 billion gap, but relies heavily on a temporary tax increase that will be considered by the voters in November 2012.

California is expected to report that it ended fiscal 2012 (7/1/11-6/30/12) with a negative general fund balance of $2.9 billion, which represents about 3.3% of spending. Although the fiscal 2012 budget addressed a $26 billion general fund budget gap, it relied on an optimistic revenue forecast, including $4 billion in unallocated revenues added late in the process. When revenues appeared to fall short in December 2011, the state implemented $980 million of cuts. However, revenues continued to underperform while some of the budgeted savings were not achieved. On a cash basis, fiscal 2012 revenues were $4.9 billion below the original budget estimates, or 5.6%, with most of that associated with the $4 billion of projected but unallocated revenues and corporation taxes.

The fiscal 2013 budget was signed by the Governor on June 27, 2012. The general fund spending plan totals $91.3 billion, up from an adjusted $87.0 billion in fiscal 2012. The budget closed a $15.7 billion projected gap with $6 billion of net new revenues, mostly by asking voters to pass temporary increases of the personal income tax rates on higher income residents and the state sales tax; $8.1 billion of additional spending cuts; and $2.5 billion of other solutions. The tax initiative will not be considered until the November 2012 election and the budget includes almost $6 billion of automatic spending reductions that will be triggered in January 2013 if the measure fails. The state’s school districts would feel the greatest impact from a failed tax initiative, with automatic cuts in state funding of over $4.8 billion. School districts rely on state funds for nearly 60% of their operating revenues.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. California’s recent budget cuts have had varying impacts on the credit quality of these issuers. While California school districts and community college districts receive over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. While many local property tax bases have been stable, the areas that experienced the most development in recent years have reported substantial tax base declines. Most counties have responded to state cuts in health and social service programs by passing the cuts on to their clients. Through the report period, Los Angeles, San Bernardino, and Santa Clara Counties have maintained their strong financial profiles, making their own budget reductions in response to state cuts and still weak local revenue growth. However, Moody’s downgraded Santa Clara County’s rating to a still strong Aa2 in July 2012 due to its draw down of reserves in past and current budgets.

California’s cities continued to face weakness in sales, business, and property taxes while struggling to maintain public safety programs and keep up with pension commitments. The cities of Stockton, Mammoth Lakes, and San Bernardino filed or planned to file for bankruptcy protection in June and July 2012, but their credit weakness was fairly well established before those events. Stockton and San Bernardino were both centers for the recent housing market boom and bust, while the Town of Mammoth Lakes was faced with the payment of an outsized legal judgment related to a failed development.

In contrast, California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente are generally insulated from the state’s financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is emerging from a deep and long recession, the sharpest since the Great Depression. The state gained only 221,500 jobs from May 2011 to May 2012, or 1.6%, but that is an improvement relative to the 123,800 jobs gained in calendar 2011. California’s unemployment rate declined to 10.8% in May 2012, down from 11.9% in May 2011. That rate placed the state at third highest in the country, behind only Nevada and Rhode Island, and well above the national average of 8.2%.

State general obligations have a continuing appropriation and a constitutional priority over most state spending. However, as of June 30, 2012, the funds did not hold any unenhanced State of California general obligation or appropriation securities.

Despite its diversified economy and high wealth indicators, California remains a weak investment-grade credit due primarily to its on-going structural budget problems. The state’s general obligation ratings were A1 from Moody’s Investors Service and A- from Fitch Ratings and Standard & Poor’s Corp.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) of roughly 25 to 40 days. Facing seasonal supply and demand dynamics, the fund’s WAM shortened in late May. As one-year muni note supply rose in early June, the fund’s WAM was extended with an eye toward diversification and solid credit quality. This meant purchasing recently issued notes with a notable degree of liquidity. Additionally, holdings of securities backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	76.2%
16-30 Days	2.3%
31-60 Days	6.1%
61-90 Days	0.8%
91-120 Days	3.8%
More than 120 Days	10.8%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	39 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	51%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	32.1%
Variable Rate Demand Obligations	43.4%
Commercial Paper	14.6%
Fixed Rate Notes	6.2%
Other	3.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab California Municipal Money Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab California Municipal Money Fund
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.39% and 0.24% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2012 maximum combined federal regular income and California state personal income tax rate of 41.05%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California Municipal Money Fund 5

Schwab California AMT Tax-Free Money Fund

The Schwab California AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) of roughly 25 to 40 days. Facing seasonal supply and demand dynamics, the fund’s WAM shortened in late May. As one-year muni note supply rose in early June, the fund’s WAM was extended with an eye toward diversification and solid credit quality. This meant purchasing recently issued notes with a notable degree of liquidity. Additionally, holdings of securities backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	75.8%
16-30 Days	2.8%
31-60 Days	9.0%
61-90 Days	0.5%
91-120 Days	1.0%
More than 120 Days	10.9%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	39 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	42%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	37.0%
Variable Rate Demand Obligations	36.2%
Commercial Paper	14.4%
Fixed Rate Notes	9.1%
Other	3.3%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab California AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab California AMT Tax-Free Money Fund
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.23%

Seven-Day Effective Yield[3]	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.23% to the seven-day yield.
[5]	Taxable-equivalent effective yield assumes a 2012 maximum combined federal regular income and California state personal income tax rate of 41.05%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California AMT Tax-Free Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.19%	$1,000	$1,000.10	0.94
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	0.96
Value Advantage Shares®
Actual Return	0.19%	$1,000	$1,000.10	0.94
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	0.96

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.20%	$1,000	$1,000.10	0.99
Hypothetical 5% Return	0.20%	$1,000	$1,023.87	1.01

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

8 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Sweep Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.02		0.10		1.67	3.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3,4]	0.25	[3]	0.33	[3]	0.54	[3,5]	0.60	0.63
Gross operating expenses	0.69	[4]	0.69		0.69		0.72		0.70	0.69
Net investment income (loss)	0.01	[4]	0.01		0.01		0.10		1.65	2.98
Net assets, end of period ($ x 1,000,000)	5,459		5,641		5,507		5,517		6,019	5,745

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Value Advantage Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.02		0.18		1.83	3.21

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3,4]	0.26	[3]	0.33	[3]	0.47	[3,5]	0.45	0.45
Gross operating expenses	0.56	[4]	0.56		0.56		0.59		0.56	0.56
Net investment income (loss)	0.01	[4]	0.01		0.01		0.20		1.83	3.16
Net assets, end of period ($ x 1,000,000)	953		1,071		1,399		2,213		3,923	5,267

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
4 Annualized.
5 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab California Municipal Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

27.4%		Fixed-Rate Securities	1,755,023,650	1,755,023,650
75.4%		Variable-Rate Securities	4,838,652,686	4,838,652,686

102.8%		Total Investments	6,593,676,336	6,593,676,336
(2	.8)%	Other Assets and Liabilities, Net		(181,785,672)

100.0%		Net Assets		6,411,890,664

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 27.4% of net assets

California 27.4%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A (LOC: Union Bank, NA)		0.19%		08/07/12	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.30%		01/24/13	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	29,775,000	29,775,000

California Education Notes Program
Note Participation Fiscal 2012-2013 Series A	b	2.00%		06/28/13	10,125,000	10,291,455

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		12/06/12	2,500,000	2,500,000

RB (Kaiser Permanente) Series 2006E		0.25%		03/14/13	28,000,000	28,000,000

California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	14,245,000	14,245,000

California School Cash Reserve Program Auth
Bonds 2012-2013 Series N	b	2.00%		06/03/13	9,800,000	9,956,408

Sr Bonds 2012-2013 Series B	b	2.00%		06/03/13	5,465,000	5,552,221

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.19%		07/18/12	17,747,000	17,747,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.23%		09/20/12	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2004E		0.25%		12/11/12	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004I		0.25%		03/21/13	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.24%		11/27/12	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2004K		0.26%		12/06/12	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.25%		01/11/13	12,700,000	12,700,000

RB (Kaiser Permanente) Series 2006D		0.26%		12/06/12	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.26%		07/11/12	15,000,000	15,000,000

10 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2008B		0.25%		10/24/12	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2008B		0.25%		03/05/13	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2008C		0.20%		07/06/12	18,195,000	18,195,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	1,200,000	1,242,231

RB (Kaiser Permanente) Series 2009B6		0.24%		08/15/12	14,000,000	14,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	24,090,000	24,090,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	11,065,000	11,065,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.25%	08/16/12	02/09/13	15,000,000	15,000,000

Water System Extendible CP		0.25%	08/16/12	02/09/13	20,800,000	20,800,000

Water System Extendible CP		0.21%	08/03/12	03/02/13	15,000,000	15,000,000

Water System Extendible CP		0.25%	10/01/12	03/02/13	5,000,000	5,000,000

Water System Extendible CP		0.25%	10/10/12	03/11/13	20,000,000	20,000,000

Fresno USD
GO Bonds Series 2010B		2.00%		08/01/12	2,855,000	2,858,658

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.21%		08/08/12	30,500,000	30,500,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)	b	5.00%		06/01/13	580,000	605,050

Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.50%		06/01/13	17,290,000	18,123,143

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	6,140,000	6,473,731

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	8,305,000	8,790,746

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	3,925,000	4,158,937

Tobacco Settlement Asset-Backed Bonds Series 2003A3 (ESCROW)		7.88%		06/01/13	5,800,000	6,206,474

Tobacco Settlement Asset-Backed Bonds Series 2003A4 (ESCROW)		7.80%		06/01/13	2,000,000	2,138,020

Tobacco Settlement Asset-Backed Bonds Series 2003B (ESCROW)		5.63%		06/01/13	3,880,000	4,070,416

Hartnell Community College District
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	12,310,000	12,310,000

Imperial Irrigation District
Electric & Water Revenue CP Series A (LOC: Union Bank, NA)		0.22%		07/12/12	25,000,000	25,000,000

Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	15,825,000	15,825,000

Kern Cnty
TRAN 2012-2013	b	2.50%		06/28/13	35,000,000	35,786,800

Los Angeles Cnty
TRAN 2012-13 Series A	b	2.00%		02/28/13	20,000,000	20,238,200

TRAN 2012-13 Series B	b	2.00%		03/29/13	20,000,000	20,268,000

TRAN 2012-13 Series C	b	2.00%		06/28/13	30,000,000	30,532,800

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.20%		08/07/12	7,000,000	7,000,000

Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.18%		08/08/12	20,775,000	20,775,000

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lease Revenue CP Notes Series B (LOC: Bank of America, NA)		0.32%		07/27/12	7,500,000	7,500,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.17%		07/11/12	12,000,000	12,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.16%		07/12/12	17,000,000	17,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.20%		08/17/12	12,500,000	12,500,000

Los Angeles Dept of Airports
Airport Sub Revenue CP Notes Series B2 (LOC: Barclays Bank Plc)		0.21%		08/08/12	27,182,000	27,182,000

Airport Sub Revenue CP Notes Series B2 (LOC: Barclays Bank Plc)		0.19%		08/09/12	10,017,000	10,017,000

Airport Sub Revenue CP Notes Series D4 (LOC: Wells Fargo Bank, NA)		0.20%		08/08/12	40,000,000	40,000,000

Los Angeles Dept of Water & Power
Power System Revenue CP (LIQ: Wells Fargo Bank, NA)		0.20%		07/18/12	75,000,000	75,000,000

Power System Revenue CP (LIQ: Wells Fargo Bank, NA)		0.19%		07/24/12	20,000,000	20,000,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.27%		11/29/12	24,210,000	24,210,000

Los Angeles Harbor Dept
CP Series AB&C (LIQ: JPMorgan Chase Bank, NA)		0.19%		07/11/12	50,000,000	50,000,000

RB Series 2006D		5.00%		08/01/12	400,000	401,545

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	9,725,000	9,725,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: JPMorgan Chase Bank, NA)		0.20%		08/07/12	5,000,000	5,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.20%		08/07/12	3,878,000	3,878,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.20%		08/08/12	6,688,000	6,688,000

Special Tax Lease Refunding RB Series 2002G		5.00%		09/01/12	7,480,000	7,535,981

Los Angeles USD
GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.30%		12/20/12	24,775,000	24,775,000

TRAN 2011-2012 Series A		2.00%		08/01/12	25,000,000	25,037,145

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	11,150,000	11,150,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	16,235,000	16,235,000

Oakland
TRAN 2012-2013	b	1.00%		06/28/13	20,000,000	20,146,400

Orange Cnty Sanitation District
Revenue Refunding Certificate Anticipation Notes Series 2011B		2.00%		11/09/12	70,600,000	71,047,480

Riverside Cnty
TRAN 2012-2013 Series A	b	2.00%		03/29/13	5,000,000	5,067,100

TRAN 2012-2013 Series B	b	2.00%		06/28/13	20,000,000	20,354,200

San Bernardino Cnty
TRAN 2012-13 Series A	b	2.00%		06/28/13	20,000,000	20,353,200

San Diego Cnty Water Auth
CP Series 4 (LIQ: Barclays Bank Plc)		0.18%		08/09/12	20,000,000	20,000,000

CP Series 4 (LIQ: Barclays Bank Plc)		0.21%		08/10/12	11,175,000	11,175,000

CP Series 4 (LIQ: Barclays Bank Plc)		0.18%		10/02/12	23,600,000	23,600,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.20%		07/17/12	17,000,000	17,000,000

CP Series 6 (LIQ: Citibank, NA)		0.20%		07/11/12	7,500,000	7,500,000

CP Series 6 (LIQ: Citibank, NA)		0.19%		08/09/12	24,500,000	24,500,000

San Diego Community College District
GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	12,825,000	12,825,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	18,100,000	18,100,000

San Francisco
GO Improvement Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	38,280,000	38,280,000

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lease Revenue CP COP Series 1 (LOC: JPMorgan Chase Bank, NA)		0.16%		09/12/12	10,508,000	10,508,000

Lease Revenue CP COP Series 2 (LOC: US Bank, NA)		0.16%		09/12/12	13,691,000	13,691,000

San Francisco Airport Commission
Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	13,070,000	13,070,000

Second Series Refunding RB Series 29B		5.25%		05/01/13	2,000,000	2,079,076

Sub CP Series A2 (LOC: Barclays Bank Plc)		0.20%		08/16/12	3,700,000	3,700,000

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP (LOC: JPMorgan Chase Bank, NA)		0.19%		08/09/12	73,000,000	73,000,000

San Jose
Airport Sub CP Notes Series A3a&b, B3 (LOC: Wells Fargo Bank, NA)		0.19%		09/11/12	13,937,000	13,937,000

San Mateo Cnty Community College District
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	9,865,000	9,865,000

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (LIQ: US Bank, NA)	a	0.38%		12/06/12	47,430,000	47,430,000

Santa Clara USD
TRAN 2012	b	2.00%		06/28/13	10,500,000	10,682,280

Santa Cruz Cnty
TRAN 2012-13	b	2.00%		07/02/13	5,000,000	5,089,050

Southern California Public Power Auth
RB (Milford Wind Corridor) 2010-1		2.00%		07/01/12	1,135,000	1,135,000

RB (Windy Point/Windy Flats) Series 2010-1		3.00%		07/01/12	1,610,000	1,610,000

Torrance
TRAN 2011-2012		3.00%		07/12/12	36,000,000	36,028,903

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.26%		07/20/12	8,000,000	8,000,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.23%		07/12/12	15,635,000	15,635,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		12/20/12	11,185,000	11,185,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	21,995,000	21,995,000

Total Fixed-Rate Securities
(Cost $1,755,023,650)						1,755,023,650

Variable-Rate Securities 75.4% of net assets

California 71.1%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.19%		07/06/12	7,620,000	7,620,000

M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.16%		07/06/12	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.19%		07/06/12	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.19%		07/06/12	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.18%		07/06/12	8,295,000	8,295,000

M/F Housing RB (Lakeside Village Apts) Series 2011A (LOC: Freddie Mac)	c	0.14%		07/06/12	43,000,000	43,000,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.38%		07/06/12	5,030,000	5,030,000

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.19%		07/06/12	5,790,000	5,790,000

RB (Eskaton Village-Placerville) Series 2007 (LOC: Bank of America, NA)	b	0.43%		07/06/12	11,550,000	11,550,000

RB (Jewish Home of San Francisco) Series 2005 (LOC: Wells Fargo Bank, NA)		0.13%		07/02/12	4,150,000	4,150,000

RB (Marin Country Day School) Series 2007 (LOC: US Bank, NA)		0.16%		07/06/12	12,175,000	12,175,000

RB (Pacific Primary) Series 2008 (LOC: Comerica Bank)		0.22%		07/06/12	4,550,000	4,550,000

RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	16,750,000	16,750,000

Refunding RB (Eskaton Properties) Series 2008A (LOC: US Bank, NA)		0.18%		07/06/12	10,025,000	10,025,000

Refunding RB (Eskaton Properties) Series 2008B (LOC: US Bank, NA)		0.18%		07/06/12	14,900,000	14,900,000

Alameda Cnty IDA
RB (Aitchison Family) Series 1993A (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	1,000,000	1,000,000

RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	5,000,000	5,000,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.15%		07/06/12	6,585,000	6,585,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A (LOC: Fannie Mae)		0.18%		07/06/12	2,995,000	2,995,000

M/F Housing RB (Port Trinidad Apts) Series 1997C (LOC: Fannie Mae)		0.18%		07/06/12	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.17%		07/06/12	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.19%		07/06/12	7,500,000	7,500,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.17%		07/06/12	19,400,000	19,400,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: Citibank, NA)	a	0.19%		07/06/12	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	2,500,000	2,500,000

Toll Bridge RB Series 2007F (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (LIQ: Morgan Stanley Bank NA)	a,c	0.27%		07/06/12	24,316,583	24,316,583

Toll Bridge RB Series 2008D1 (LOC: Lloyds TSB Bank Plc)		0.15%		07/06/12	3,200,000	3,200,000

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.20%		07/06/12	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	5,000,000	5,000,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.30%		07/06/12	7,705,000	7,705,000

Cabrillo Community College District
GO Bonds Series B (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,300,000	12,300,000

California
Economic Recovery Bonds Series 2004C3 (LOC: Bank of America, NA)		0.20%		07/02/12	5,350,000	5,350,000

GO Bonds (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	26,050,000	26,050,000

GO Bonds Series 2003A1 (LOC: JPMorgan Chase Bank, NA)		0.16%		07/02/12	7,800,000	7,800,000

GO Bonds Series 2003B2 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)	c	0.19%		07/06/12	75,000,000	75,000,000

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2003B3 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.15%		07/06/12	8,000,000	8,000,000

GO Bonds Series 2003B4 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.18%		07/06/12	5,800,000	5,800,000

GO Bonds Series 2004A1 (LOC: Citibank, NA; California State Teachers Retirement Systems)		0.16%		07/02/12	3,000,000	3,000,000

GO Bonds Series 2004A3 (LOC: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.16%		07/02/12	470,000	470,000

GO Bonds Series 2004A4 (LOC: Citibank, NA; California State Teachers Retirement Systems)		0.16%		07/02/12	2,500,000	2,500,000

GO Bonds Series 2005B3 (LOC: Barclays Bank Plc)		0.16%		07/06/12	10,000,000	10,000,000

GO Bonds Series CB (LIQ: Citibank, NA)	a	0.23%		07/06/12	8,790,000	8,790,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.20%		07/06/12	23,480,000	23,480,000

California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group) Series 1998 (LOC: Bank of America, NA)		0.45%		07/06/12	6,500,000	6,500,000

IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.29%		07/06/12	800,000	800,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.18%		07/06/12	9,900,000	9,900,000

RB (Univ of San Francisco) Series 2003 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	18,530,000	18,530,000

RB (Univ of Southern California) Series 2007A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	4,735,000	4,735,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	10,000,000	10,000,000

California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.15%		07/06/12	6,725,000	6,725,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.15%		07/06/12	17,800,000	17,800,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.22%	07/06/12	09/04/12	49,525,000	49,525,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.20%		07/06/12	4,755,000	4,755,000

RB (Providence Health & Services) Series 2008C (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,150,000	5,150,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.15%		07/06/12	4,000,000	4,000,000

RB (Scripps Health) Series 2008B (LOC: Wells Fargo Bank, NA)		0.15%		07/06/12	5,000,000	5,000,000

RB (Scripps Health) Series 2012B		0.10%		07/06/12	9,125,000	9,125,000

RB (St. Joseph Health) Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	11,565,000	11,565,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.27%		07/06/12	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	9,695,000	9,695,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.19%		07/06/12	1,680,000	1,680,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.20%		07/06/12	27,035,000	27,035,000

Home Mortgage RB Series 2003K (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	1,890,000	1,890,000

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	1,500,000	1,500,000

Home Mortgage RB Series 2005B (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	15,265,000	15,265,000

Home Mortgage RB Series 2006C (LOC: Fannie Mae; Freddie Mac)		0.17%		07/06/12	51,075,000	51,075,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	21,365,000	21,365,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	36,055,000	36,055,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)	c	0.16%		07/06/12	50,000,000	50,000,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	33,240,000	33,240,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	30,335,000	30,335,000

Home Mortgage RB Series 2008D (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	17,805,000	17,805,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	3,100,000	3,100,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.21%		07/06/12	4,970,000	4,970,000

IDRB (American-De Rosa Lamp Arts) Series 1999 (LOC: Comerica Bank)		0.21%		07/06/12	4,950,000	4,950,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.32%		07/29/12	11,955,000	11,955,000

California Municipal Finance Auth
RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.16%		07/06/12	12,750,000	12,750,000

Recovery Zone Facility RB (Chevron) Series 2010A		0.13%		07/02/12	14,970,000	14,970,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.17%		07/02/12	1,720,000	1,720,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.23%		07/02/12	89,400,000	89,400,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.25%		07/06/12	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.52%		07/06/12	3,330,000	3,330,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.22%		07/06/12	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	3,735,000	3,735,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.25%		07/06/12	6,700,000	6,700,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.31%		07/06/12	13,785,000	13,785,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.22%		07/06/12	13,445,000	13,445,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.22%		07/06/12	8,020,000	8,020,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2000A (LOC: US Bank, NA)		0.22%		07/06/12	4,705,000	4,705,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.22%		07/06/12	6,260,000	6,260,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	5,065,000	5,065,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	700,000	700,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	20,435,000	20,435,000

Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station) Series 2003A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	1,600,000	1,600,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)	c	0.22%		07/06/12	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.22%		07/06/12	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.21%		07/06/12	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.25%		07/06/12	1,845,000	1,845,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Bank of America, NA)		0.31%		07/06/12	7,170,000	7,170,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Bank of America, NA)		0.31%		07/06/12	10,715,000	10,715,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.21%		07/06/12	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Comerica Bank)		0.21%		07/06/12	2,920,000	2,920,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 1997A (LOC: Bank of America, NA)		0.31%		07/06/12	160,000	160,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.31%		07/06/12	2,580,000	2,580,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A (LOC: Bank of America, NA)		0.31%		07/06/12	290,000	290,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Comerica Bank)		0.25%		07/06/12	2,475,000	2,475,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.25%		07/06/12	7,550,000	7,550,000

Solid Waste Disposal RB (Madera Disposal Systems) Series 1998A (LOC: Bank of America, NA)		0.31%		07/06/12	1,800,000	1,800,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.25%		07/06/12	2,305,000	2,305,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.25%		07/06/12	2,765,000	2,765,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	845,000	845,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.21%		07/06/12	2,875,000	2,875,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A (LOC: Union Bank, NA)		0.25%		07/06/12	640,000	640,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.25%		07/06/12	2,045,000	2,045,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.25%		07/06/12	2,540,000	2,540,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	4,785,000	4,785,000

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill) Series 2003A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	2,235,000	2,235,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Union Bank, NA)		0.25%		07/06/12	8,910,000	8,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: California State Teachers Retirement Systems)		0.22%		07/06/12	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Comerica Bank)		0.25%		07/06/12	18,010,000	18,010,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.25%		07/06/12	2,420,000	2,420,000

Solid Waste Disposal RB (Sanco Services) Series 2002A (LOC: Bank of America, NA)		0.31%		07/06/12	4,135,000	4,135,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.25%		07/06/12	835,000	835,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.21%		07/06/12	2,740,000	2,740,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.25%		07/06/12	4,245,000	4,245,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.21%		07/06/12	2,200,000	2,200,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.25%		07/06/12	1,585,000	1,585,000

Solid Waste Disposal RB (Valley Vista Services) Series 2003A (LOC: Comerica Bank)		0.25%		07/06/12	1,100,000	1,100,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.25%		07/06/12	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.26%		07/06/12	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.35%		07/06/12	5,400,000	5,400,000

Solid Waste Disposal RB (Zanker Road Landfill) Series 1999C (LOC: Comerica Bank)		0.25%		07/06/12	1,275,000	1,275,000

Solid Waste Disposal RB (Zanker Road Management) Series 2011A (LOC: Comerica Bank)		0.25%		07/06/12	2,500,000	2,500,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.25%		07/06/12	2,810,000	2,810,000

Solid Waste Disposal RB (Zero Waste Energy Development Co) Series 2012 (LOC: Comerica Bank)		0.25%		07/06/12	6,480,000	6,480,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.21%		07/06/12	3,025,000	3,025,000

California Public Works Board
Lease RB (Univ of California) Series 2005D (LIQ: Bank of America, NA)	a	0.26%		07/06/12	11,660,000	11,660,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	8,760,000	8,760,000

Lease Refunding RB (Univ of California) Series 2007A (LIQ: Rabobank Nederland)	a	0.18%		07/06/12	32,765,000	32,765,000

Lease Refunding RB (Univ of California) Series 2007C (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	11,090,000	11,090,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.21%		07/06/12	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.26%		07/06/12	4,990,000	4,990,000

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.18%		07/06/12	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.21%		07/06/12	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.17%		07/06/12	8,995,000	8,995,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.19%		07/06/12	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.20%		07/06/12	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.16%		07/06/12	15,090,000	15,090,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.18%		07/06/12	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.17%		07/06/12	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.16%		07/06/12	3,000,000	3,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.17%		07/06/12	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.17%		07/06/12	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.17%		07/06/12	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.17%		07/06/12	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.18%		07/06/12	7,650,000	7,650,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.18%		07/06/12	3,620,000	3,620,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.16%		07/06/12	10,000,000	10,000,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.21%		07/06/12	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.17%		07/06/12	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.18%		07/06/12	9,100,000	9,100,000

M/F Housing RB (Sharps & Flats Apts) Series 2002X (LOC: Fannie Mae)		0.17%		07/06/12	13,800,000	13,800,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.21%		07/06/12	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.18%		07/06/12	6,070,000	6,070,000

RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	4,950,000	4,950,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.21%		07/06/12	5,300,000	5,300,000

RB (Sutter Health) Series 2002B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	2,200,000	2,200,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.21%		07/06/12	6,300,000	6,300,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A (LOC: Union Bank, NA)		0.14%		07/06/12	19,100,000	19,100,000

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008B (LOC: Union Bank, NA)		0.14%		07/06/12	30,400,000	30,400,000

Refunding RB (Retirement Housing Foundation) Series 2008 (LOC: US Bank, NA)		0.14%		07/06/12	3,400,000	3,400,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.18%		07/06/12	2,175,000	2,175,000

Cerritos Community College District
GO Bonds Series 2012D (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,305,000	12,305,000

Chino Basin Regional Financing Auth
RB (Inland Empire Utilities Agency) Series 2008A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	8,055,000	8,055,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	9,995,000	9,995,000

Refunding RB (SDG&E) Series 2006A		0.16%		07/06/12	69,200,000	69,200,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	13,880,000	13,880,000

GO Bonds Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	12,095,000	12,095,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	9,450,000	9,450,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.17%		07/06/12	26,200,000	26,200,000

Contra Costa Water District
Water Refunding RB Series N (LIQ: Bank of America, NA)	a	0.26%		07/06/12	15,350,000	15,350,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	30,660,000	30,660,000

East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A		0.18%	07/05/12	02/01/13	23,530,000	23,530,000

Water System Refunding RB Series 2008B3 (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/06/12	34,760,000	34,760,000

Water System Refunding RB Series 2009A1		0.18%	07/05/12	12/03/12	52,145,000	52,145,000

Water System Refunding RB Series 2009A2		0.19%	07/05/12	03/01/13	10,815,000	10,815,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.18%		07/06/12	9,760,000	9,760,000

Eastern Municipal Water District
Revenue COP Series 2008G (LOC: Mizuho Corporate Bank Ltd)		0.20%		07/06/12	20,000,000	20,000,000

El Cajon
M/F Housing RB (Park-Mollison & Madison Apts) Series 1998 (LOC: Federal Home Loan Bank)		0.21%		07/06/12	4,400,000	4,400,000

El Camino Community College District
GO Bonds Series 2006B (LIQ: Bank of America, NA)	a	0.26%		07/06/12	9,485,000	9,485,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.24%		07/06/12	11,320,000	11,320,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.15%		07/06/12	9,970,000	9,970,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.21%		07/06/12	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.18%		07/06/12	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	23,195,000	23,195,000

Foothill-DeAnza Community College District
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	8,973,000	8,973,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	14,045,000	14,045,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a,c	0.16%		07/06/12	23,780,000	23,780,000

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series C (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	2,500,000	2,500,000

GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,860,000	9,860,000

Fremont USD
GO Bonds Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	5,000,000	5,000,000

Fresno
Sewer System RB Series 2008A (LIQ: Citibank, NA)	a	0.20%		07/06/12	10,000,000	10,000,000

Fresno IDA
IDRB (Keiser Corp) Series 1997 (LOC: Comerica Bank)		0.21%		07/06/12	635,000	635,000

Fresno USD
GO Bonds Series 2001G & Series 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	8,030,000	8,030,000

Grossmont UHSD
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	5,410,000	5,410,000

GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.22%		07/06/12	7,525,000	7,525,000

GO Bonds Series 2010B (LIQ: Citibank, NA)	a	0.19%		07/06/12	4,000,000	4,000,000

GO Bonds Series 2010B (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	5,000,000	5,000,000

Hayward
M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.21%		07/06/12	9,500,000	9,500,000

Hesperia Public Financing Authority
RB (1993 St Refinancing) Series 2004 (LOC: Bank of America, NA)		0.35%		07/06/12	4,205,000	4,205,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.21%		07/06/12	9,500,000	9,500,000

Long Beach Community College District
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	25,160,000	25,160,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	6,665,000	6,665,000

Los Angeles
COP (Windward School) Series 2007A (LOC: US Bank, NA)		0.16%		07/06/12	19,550,000	19,550,000

M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.27%		07/06/12	5,060,000	5,060,000

Wastewater System Refunding RB Series 2003A (LIQ: Citibank, NA)	a,c	0.18%		07/06/12	34,620,000	34,620,000

Wastewater System Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,715,000	5,715,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.17%		07/06/12	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.18%		07/06/12	14,200,000	14,200,000

M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: Fannie Mae)		0.14%		07/06/12	14,550,000	14,550,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.18%		07/06/12	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.22%	07/06/12	08/01/12	17,900,000	17,900,000

Second Sr Sales Tax RB Series 2004A (LIQ: Citibank, NA)	a	0.20%		07/02/12	4,950,000	4,950,000

Sr Sales Tax Refunding RB Series 2009A2 (LIQ: Mizuho Corporate Bank Ltd)		0.14%		07/02/12	24,500,000	24,500,000

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Community College District
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,785,000	4,785,000

GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,665,000	6,665,000

GO Refunding Bonds Series 2005A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	9,575,000	9,575,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.21%		07/06/12	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	17,865,000	17,865,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.30%		07/06/12	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	14,685,000	14,685,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,925,000	7,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.15%		07/06/12	17,440,000	17,440,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	32,625,000	32,625,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,665,000	4,665,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: Wells Fargo Bank, NA)		0.17%		07/06/12	10,200,000	10,200,000

Power System RB Series 2001B5 (LIQ: Royal Bank of Canada)		0.10%		07/06/12	30,000,000	30,000,000

Power System RB Series 2002A1 (LIQ: JPMorgan Chase Bank, NA)		0.15%		07/06/12	50,000,000	50,000,000

Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.15%		07/06/12	8,300,000	8,300,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,875,000	7,875,000

Power System RB Series 2005A2&2007A2 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	2,630,000	2,630,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Bank of America, NA)	a	0.30%		07/06/12	3,690,000	3,690,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.21%		07/06/12	8,085,000	8,085,000

Water System RB Series 2003A (LIQ: Citibank, NA)	a	0.20%		07/06/12	7,000,000	7,000,000

Water System RB Series 2006A2 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	5,450,000	5,450,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.20%		07/02/12	1,600,000	1,600,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.16%		07/06/12	17,000,000	17,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	7,390,000	7,390,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.23%		07/06/12	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Comerica Bank)		0.32%		07/06/12	1,665,000	1,665,000

RB (AAA Packing & Shipping) Series 2000 (LOC: California State Teachers Retirement Systems)		0.21%		07/06/12	3,000,000	3,000,000

RB (Green Farms) Series 2003 (LOC: Federal Home Loan Bank)		0.23%		07/06/12	2,270,000	2,270,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,735,000	6,735,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.21%		07/06/12	7,290,000	7,290,000

GO Bonds Series 2007C (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	8,250,000	8,250,000

GO Bonds Series 2007H (LIQ: Citibank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2009F (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	6,265,000	6,265,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,890,000	6,890,000

GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.17%		07/06/12	3,000,000	3,000,000

Marin Municipal Water District
Water RB Sub Lien Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	30,995,000	30,995,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.20%		07/06/12	4,500,000	4,500,000

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	17,275,000	17,275,000

Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian) Series 2008E (LOC: Northern Trust Co)		0.15%		07/06/12	12,500,000	12,500,000

Newport-Mesa USD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,915,000	5,915,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	10,080,000	10,080,000

Oceanside
M/F Mortgage RB (Riverview Springs Apts) Series 1990A (LOC: Fannie Mae)		0.21%		07/06/12	11,970,000	11,970,000

Ohlone Community College District
GO Bonds Series 2002B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	12,255,000	12,255,000

GO Bonds Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,305,000	12,305,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.15%		07/06/12	22,200,000	22,200,000

Orange Cnty Housing Auth
Apt Development RB (Lantern Pines) Series 1985CC (LOC: Fannie Mae)		0.18%		07/06/12	1,400,000	1,400,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.20%		07/06/12	9,900,000	9,900,000

Orange Cnty Sanitation District
COP Series 2003 (ESCROW/LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	4,775,000	4,775,000

Refunding COP Series 2000A (LIQ: Lloyds TSB Bank Plc)		0.14%		07/02/12	12,500,000	12,500,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.17%		07/06/12	5,750,000	5,750,000

Lease RB Series 2006 (LOC: Union Bank, NA)		0.17%		07/06/12	10,725,000	10,725,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.17%		07/06/12	10,275,000	10,275,000

Water RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	22,475,000	22,475,000

Palomar Community College District
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	16,175,000	16,175,000

Peralta Community College District
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	5,150,000	5,150,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.24%		07/06/12	2,750,000	2,750,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.38%		07/06/12	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.33%		07/06/12	4,000,000	4,000,000

Pittsburg Redevelopment Agency
Sub Tax Allocation Bonds (Los Medanos) Series 2004A (LOC: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.15%		07/02/12	2,915,000	2,915,000

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	27,335,000	27,335,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.17%		07/06/12	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.21%		07/06/12	8,935,000	8,935,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.21%		07/06/12	10,890,000	10,890,000

Riverside
Electric Refunding RB Series 2008A (LOC: Bank of America, NA)		0.22%		07/06/12	8,000,000	8,000,000

Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts) Series 1989C (LOC: Fannie Mae)		0.21%		07/06/12	9,000,000	9,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.18%		07/06/12	11,595,000	11,595,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.17%		07/06/12	13,570,000	13,570,000

Riverside Community College District
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.33%		07/06/12	5,940,000	5,940,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	7,530,000	7,530,000

Sacramento Cnty
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	21,100,000	21,100,000

M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.17%		07/06/12	7,255,000	7,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.21%		07/06/12	6,000,000	6,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.17%		07/06/12	5,300,000	5,300,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.21%		07/06/12	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.21%		07/06/12	8,000,000	8,000,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,750,000	4,750,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.18%		07/06/12	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.48%		07/06/12	10,200,000	10,200,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.17%		07/06/12	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.17%		07/06/12	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.17%		07/06/12	5,150,000	5,150,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.16%		07/06/12	5,000,000	5,000,000

San Bernardino Community College District
GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	13,660,000	13,660,000

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.18%		07/06/12	8,100,000	8,100,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/06/12	3,265,000	3,265,000

Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.15%		07/06/12	61,815,000	61,815,000

Limited Sales Tax RB Series 2012A (LIQ: Citibank, NA)	a	0.19%		07/06/12	8,000,000	8,000,000

Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	6,470,000	6,470,000

San Diego Cnty Water Auth
Water Revenue COP Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	8,710,000	8,710,000

Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.18%		07/06/12	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,300,000	5,300,000

San Diego Community College District
GO Bonds Series 2005 (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	3,100,000	3,100,000

GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,000,000	4,000,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	2,500,000	2,500,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	6,100,000	6,100,000

San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.21%		07/06/12	6,000,000	6,000,000

San Diego USD
GO Refunding Bonds Series G1&C2 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,895,000	9,895,000

San Francisco
GO Refunding Bonds (Laguna Honda Hospital) Series 2008R3 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	6,780,000	6,780,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.19%		07/06/12	3,750,000	3,750,000

San Francisco Airport Commission
Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,995,000	9,995,000

Second Series Refunding RB Series 2010A1 (LOC: JPMorgan Chase Bank, NA)		0.17%		07/06/12	3,375,000	3,375,000

Second Series Refunding RB Series 2010A3 (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	30,000,000	30,000,000

Second Series Refunding RB Series 37C (LOC: Union Bank, NA)		0.17%		07/06/12	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.22%		07/06/12	7,740,000	7,740,000

San Francisco Public Utilities Commission
Water System RB Series 2011A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,945,000	5,945,000

Water System RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	15,660,000	15,660,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.18%		07/06/12	28,300,000	28,300,000

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	40,845,000	40,845,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.22%		07/06/12	6,895,000	6,895,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.18%		07/06/12	2,000,000	2,000,000

San Jose Financing Auth
Lease RB (Civic Center) Series 2002B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	24,010,000	24,010,000

Lease Refunding RB (Civic Center Garage) Series 2008B2 (LOC: Union Bank, NA)		0.13%		07/06/12	16,405,000	16,405,000

San Marcos Public Facilities Auth
Tax Allocation Refunding RB (Project Areas No. 1&3) Series 2005A (GTY/LIQ: US Bank, NA)	a	0.18%		07/02/12	1,485,000	1,485,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.17%		07/06/12	13,390,000	13,390,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.16%		07/06/12	15,845,000	15,845,000

GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	1,600,000	1,600,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	10,280,000	10,280,000

San Mateo UHSD
GO Bonds Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	5,000,000	5,000,000

Santa Clara Cnty
GO Bonds Series 2009A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	25,260,000	25,260,000

M/F Housing Refunding RB (Briarwood Apts) Series 2011A (LOC: Fannie Mae)		0.18%		07/06/12	4,400,000	4,400,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.27%		07/06/12	9,190,000	9,190,000

M/F Housing Refunding RB (Williows Apts) Series 2005A (LOC: Union Bank, NA)		0.22%		07/06/12	4,156,000	4,156,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.18%		07/06/12	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.16%		07/06/12	12,275,000	12,275,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.60%		07/06/12	2,095,000	2,095,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 1997B (LIQ: Landesbank Hessen-Thuringen Girozentrale (German Govt. GTD))		0.17%		07/06/12	10,000,000	10,000,000

Water RB Series 2000B3 (LIQ: Wells Fargo Bank, NA)		0.13%		07/02/12	5,200,000	5,200,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.18%		07/06/12	12,235,000	12,235,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,000,000	5,000,000

Water Refunding RB Series 2009A1	c	0.18%	07/05/12	10/08/12	53,000,000	53,000,000

Water Refunding RB Series 2009A2		0.18%	07/06/12	06/10/13	54,160,000	54,160,000

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water Refunding RB Series 2011A1		0.18%	07/05/12	03/08/13	19,000,000	19,000,000

Water Refunding RB Series 2011A3		0.18%	07/05/12	03/08/13	25,000,000	25,000,000

Water Refunding RB Series 2011A4		0.33%	07/05/12	06/01/13	7,410,000	7,414,103

Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-1 (LOC: US Bank, NA)		0.16%		07/06/12	24,950,000	24,950,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.16%		07/06/12	34,550,000	34,550,000

Univ of California
General RB Series 2005C (LIQ: Bank of America, NA)	a	0.33%		07/06/12	7,500,000	7,500,000

General RB Series 2005G (LIQ: Citibank, NA)	a	0.19%		07/06/12	10,320,000	10,320,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.18%		07/06/12	9,550,000	9,550,000

General RB Series 2008L (LIQ: Bank of America, NA)	a	0.26%		07/06/12	6,660,000	6,660,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.18%		07/06/12	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.16%		07/06/12	6,665,000	6,665,000

Limited Project RB Series 2005B (LIQ: Citibank, NA)	a	0.21%		07/06/12	17,500,000	17,500,000

Limited Project RB Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	12,940,000	12,940,000

Limited Project RB Series 2005B (LIQ: Royal Bank of Canada)	a	0.15%		07/06/12	12,460,000	12,460,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.20%		07/02/12	7,100,000	7,100,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	13,615,000	13,615,000

West Hills Community College District
COP (2008 Refunding) (LOC: Union Bank, NA)		0.17%		07/06/12	50,575,000	50,575,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.65%		07/06/12	6,145,000	6,145,000

Whittier
Refunding RB (Whittier College) Series 2008 (LOC: US Bank, NA)		0.17%		07/06/12	36,715,000	36,715,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	19,480,000	19,480,000

Yosemite Community College District
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.30%		07/06/12	8,000,000	8,000,000

						4,562,892,686

Other Investments 4.1%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank AG)	a	0.28%		07/06/12	17,700,000	17,700,000

Variable Rate Demand Preferred Shares Series 4 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	20,000,000	20,000,000

Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	40,300,000	40,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	55,000,000	55,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	18,000,000	18,000,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank AG)	a	0.32%		07/06/12	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	15,000,000	15,000,000

See financial notes 27

 Schwab California Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	35,900,000	35,900,000

						262,700,000

Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	510,000	510,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		07/06/12	3,300,000	3,300,000

Sales Tax RB Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	9,250,000	9,250,000

						13,060,000

Total Variable-Rate Securities
(Cost $4,838,652,686)						4,838,652,686

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $6,593,676,336.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,381,799,583 or 37.1% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28 See financial notes

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$6,593,676,336
Cash		182,028
Receivables:
Investments sold		41,781,871
Interest		4,607,968
Fund shares sold		106,688
Prepaid expenses	+	7,813

Total assets		6,640,362,704

Liabilities

Payables:
Investments bought		226,475,742
Investment adviser and administrator fees		98,670
Fund shares redeemed		1,780,651
Distributions to shareholders		38,048
Accrued expenses	+	78,929

Total liabilities		228,472,040

Net Assets

Total assets		6,640,362,704
Total liabilities	−	228,472,040

Net assets		$6,411,890,664

Net Assets by Source
Capital received from investors		6,411,063,090
Net realized capital gains		827,574

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$5,458,812,615		5,458,147,538		$1.00
Value Advantage Shares	$953,078,049		952,947,427		$1.00

See financial notes 29

 Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$6,655,342

Expenses

Investment adviser and administrator fees		10,603,217
Shareholder service fees:
Sweep Shares		9,667,706
Value Advantage Shares		1,110,307
Portfolio accounting fees		114,097
Custodian fees		68,441
Shareholder reports		57,441
Registration fees		37,613
Professional fees		34,068
Trustees’ fees		24,366
Transfer agent fees		13,315
Interest expense		781
Other expenses	+	76,192

Total expenses		21,807,544
Expense reduction by CSIM and/or Schwab	−	15,490,550
Custody credits	−	944

Net expenses	−	6,316,050

Net investment income		339,292

Realized Gains (Losses)

Net realized gains on investments		827,574

Increase in net assets resulting from operations		$1,166,866

30 See financial notes

 Schwab California Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$339,292	$668,755
Net realized gains	+	827,574	353,155

Increase in net assets from operations		1,166,866	1,021,910

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(286,953)	(547,177)
Value Advantage Shares	+	(52,339)	(121,578)

Total distributions from net investment income		(339,292)	(668,755)

Distributions from net realized gains
Sweep Shares		—	(169,221)
Value Advantage Shares	+	—	(32,116)

Total distributions from net realized gains		—	(201,337)

Total distributions		(339,292)	(870,092)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		7,311,266,137	17,009,074,563
Value Advantage Shares	+	63,724,558	187,417,679

Total shares sold		7,374,990,695	17,196,492,242

Shares Reinvested
Sweep Shares		245,061	697,516
Value Advantage Shares	+	36,952	142,792

Total shares reinvested		282,013	840,308

Shares Redeemed
Sweep Shares		(7,494,312,342)	(16,876,090,800)
Value Advantage Shares	+	(182,013,281)	(515,656,950)

Total shares redeemed		(7,676,325,623)	(17,391,747,750)

Net transactions in fund shares		(301,052,915)	(194,415,200)

Net Assets

Beginning of period		6,712,116,005	6,906,379,387
Total decrease	+	(300,225,341)	(194,263,382)

End of period		$6,411,890,664	$6,712,116,005

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 31

Schwab California AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	11/16/07[1]–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.02	0.00	[2]
Net realized and unrealized gains (losses)	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	—	—

Total from investment operations	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	0.02	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]		(0.00)[2]		(0.00)[2]		(0.00)[2]		(0.02)	(0.00)[2]
Distributions from net realized gains	—		(0.00)[2]		(0.00)[2]		(0.00)[2]		—	—

Total distributions	(0.00)[2]		(0.00)[2]		(0.00)[2]		(0.00)[2]		(0.02)	(0.00)[2]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.04		0.02		0.20		1.65	0.36	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[4,5]	0.28	[4]	0.35	[4]	0.46	[4,6]	0.45	0.46	[5]
Gross operating expenses	0.66	[5]	0.65		0.63		0.64		0.62	0.73	[5]
Net investment income (loss)	0.01	[5]	0.01		0.01		0.20		1.60	2.72	[5]
Net assets, end of period ($ x 1,000,000)	180		179		232		383		562	278

* Unaudited.

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 Annualized.
6 The ratio of net operating expenses would have been 0.44% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

32 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

29.6%		Fixed-Rate Securities	53,455,680	53,455,680
70.5%		Variable-Rate Securities	127,227,000	127,227,000

100.1%		Total Investments	180,682,680	180,682,680
(0	.1)%	Other Assets and Liabilities, Net		(226,282)

100.0%		Net Assets		180,456,398

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.6% of net assets

California 29.6%
California Infrastructure & Economic Development Bank
Refunding RB (J. Paul Getty Trust) Series 2007A1		2.50%		04/01/13	1,385,000	1,406,781

California School Cash Reserve Program Auth
Sr Bonds 2012-2013 Series B		2.00%		06/03/13	810,000	822,928

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004K		0.25%		01/11/13	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	480,000	496,036

RB (Kaiser Permanente) Series 2009B2		0.26%		02/05/13	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	2,000,000	2,000,000

Contra Costa Water District
Water Revenue Notes Series A		1.00%		10/01/12	1,000,000	1,001,820

East Bay Municipal Utility District
Water System Extendible CP		0.25%	08/16/12	02/09/13	1,000,000	1,000,000

Fresno USD
GO Bonds Series 2010B		2.00%		08/01/12	2,000,000	2,002,562

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B (ESCROW)		5.00%		06/01/13	690,000	719,937

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.25%		06/01/13	105,000	110,666

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.63%		06/01/13	185,000	195,651

Tobacco Settlement Asset-Backed Bonds Series 2003A1 (ESCROW)		6.75%		06/01/13	1,000,000	1,059,381

Tobacco Settlement Asset-Backed Bonds Series 2003A2 (ESCROW)		7.90%		06/01/13	1,000,000	1,070,153

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.20%		08/07/12	3,000,000	3,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.17%		07/11/12	2,000,000	2,000,000

Los Angeles Dept of Water & Power
Power System RB Series 2011A		2.00%		07/01/12	500,000	500,000

Power System RB Series 2011A		4.00%		07/01/13	1,000,000	1,037,031

See financial notes 33

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Harbor Dept
RB Series 2009A		3.25%		08/01/12	500,000	501,270

Refunding RB Series 2009C		5.00%		08/01/12	400,000	401,543

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: JPMorgan Chase Bank, NA)		0.20%		08/08/12	3,000,000	3,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.20%		08/20/12	1,000,000	1,000,000

Sacramento Municipal Utility District
Electric RB Series 2003R		5.00%		08/15/12	1,200,000	1,206,824

San Diego Cnty Water Auth
CP Series 4 (LIQ: Barclays Bank Plc)		0.21%		08/10/12	1,725,000	1,725,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.20%		07/17/12	3,000,000	3,000,000

CP Series 6 (LIQ: Citibank, NA)		0.19%		08/09/12	500,000	500,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	2,000,000	2,000,000

San Francisco
GO Improvement Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	530,000	530,000

Lease Revenue CP COP Series 2 (LOC: US Bank, NA)		0.16%		09/12/12	1,000,000	1,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2006A		5.00%		07/01/12	1,220,000	1,220,000

San Joaquin Cnty Transportation Auth
Sales Tax Revenue CP (LOC: JPMorgan Chase Bank, NA)		0.19%		08/09/12	2,000,000	2,000,000

San Mateo Cnty Community College District
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	215,000	215,000

Santa Clara USD
TRAN 2012	b	2.00%		06/28/13	500,000	508,680

Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1		3.00%		07/01/12	300,000	300,000

Torrance
TRAN 2011-2012		3.00%		07/12/12	2,000,000	2,001,606

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.26%		07/20/12	2,000,000	2,000,000

Univ of California
General RB Series 2003A		4.00%		05/15/13	250,000	257,811

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.23%		07/12/12	3,665,000	3,665,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	4,000,000	4,000,000

Total Fixed-Rate Securities
(Cost $53,455,680)						53,455,680

Variable-Rate Securities 70.5% of net assets

California 69.5%
ABAG Finance Auth
RB (Jewish Home of San Francisco) Series 2005 (LOC: Wells Fargo Bank, NA)		0.13%		07/02/12	2,600,000	2,600,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.21%		07/06/12	2,665,000	2,665,000

Anaheim Public Financing Auth
Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.30%		07/06/12	1,305,000	1,305,000

Toll Bridge Sub RB Series 2010S2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	1,300,000	1,300,000

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California
Economic Recovery Bonds Series 2004C3 (LOC: Bank of America, NA)		0.20%		07/02/12	600,000	600,000

GO Bonds Series 2003B3 (LOC: California State Teachers Retirement Systems; JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.15%		07/06/12	5,000,000	5,000,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	2,220,000	2,220,000

California Health Facilities Financing Auth
RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.19%		07/06/12	2,100,000	2,100,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Comerica Bank)		0.26%		07/06/12	3,330,000	3,330,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.24%		07/06/12	1,915,000	1,915,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.21%		07/06/12	2,270,000	2,270,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2003B		0.15%		07/06/12	2,200,000	2,200,000

RB (Kaiser Permanente) Series 2009C1		0.15%		07/06/12	500,000	500,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A (LOC: Union Bank, NA)		0.14%		07/06/12	5,000,000	5,000,000

Refunding RB (Los Angeles Cnty Museum of Art) Series 2008B (LOC: Union Bank, NA)		0.14%		07/06/12	400,000	400,000

Chaffey Community College District
GO Bonds Series 2005B (LIQ: Bank of America, NA)	a,c	0.33%		07/06/12	6,600,000	6,600,000

Chula Vista
Refunding RB (SDG&E) Series 2006A		0.16%		07/06/12	4,450,000	4,450,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	1,225,000	1,225,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A1		0.18%	07/05/12	12/03/12	985,000	985,000

Water System Refunding RB Series 2009A2		0.19%	07/05/12	03/01/13	985,000	985,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.18%		07/06/12	240,000	240,000

Eastern Municipal Water District
Water & Sewer Revenue COP Series 2008A (LIQ: Wells Fargo Bank, NA)		0.14%		07/06/12	4,080,000	4,080,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.15%		07/06/12	1,215,000	1,215,000

Foothill-DeAnza Community College District
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	355,000	355,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	585,000	585,000

Grossmont UHSD
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	150,000	150,000

Hesperia Public Financing Authority
RB (1993 St Refinancing) Series 2004 (LOC: Bank of America, NA)		0.35%		07/06/12	2,000,000	2,000,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.19%		07/06/12	2,300,000	2,300,000

Los Angeles
Wastewater System Refunding RB Series 2003A (LIQ: Citibank, NA)	a	0.18%		07/06/12	600,000	600,000

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.22%	07/06/12	08/01/12	1,990,000	1,990,000

Second Sr Sales Tax Refunding RB Series 2009C1 (LOC: Sumitomo Mitsui Banking Corp)		0.14%		07/06/12	330,000	330,000

Los Angeles Community College District
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.21%		07/06/12	3,000,000	3,000,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	2,160,000	2,160,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B5 (LIQ: Royal Bank of Canada)		0.10%		07/06/12	1,800,000	1,800,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	6,000,000	6,000,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a,c	0.21%		07/06/12	400,000	400,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.24%		07/06/12	5,240,000	5,240,000

Orange Cnty Sanitation District
Refunding COP Series 2000A (LIQ: Lloyds TSB Bank Plc)		0.14%		07/02/12	200,000	200,000

Refunding COP Series 2000B (LIQ: Lloyds TSB Bank Plc)		0.14%		07/02/12	3,400,000	3,400,000

Oxnard Financing Auth
Water RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	1,000,000	1,000,000

Peralta Community College District
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	800,000	800,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.33%		07/06/12	1,000,000	1,000,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.18%		07/06/12	3,190,000	3,190,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.18%		07/06/12	945,000	945,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.12%		07/06/12	1,205,000	1,205,000

Limited Sales Tax RB Series 2008D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.15%		07/06/12	2,270,000	2,270,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	1,000,000	1,000,000

San Diego Community College District
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.20%		07/06/12	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	3,500,000	3,500,000

San Francisco Airport Commission
Second Series Refunding RB Series 37C (LOC: Union Bank, NA)		0.17%		07/06/12	1,300,000	1,300,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.18%		07/06/12	1,800,000	1,800,000

San Jose-Evergreen Community College District
GO Bonds Series A (LIQ: Citibank, NA)	a	0.19%		07/06/12	3,980,000	3,980,000

San Mateo Cnty Community College District
GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.16%		07/06/12	380,000	380,000

San Pablo Redevelopment Agency
Sub Tax Allocation Bonds Series 2006 (LOC: Union Bank, NA)		0.15%		07/02/12	480,000	480,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.15%		07/06/12	700,000	700,000

Water Refunding RB Series 2009A1		0.18%	07/05/12	10/08/12	2,000,000	2,000,000

Water Refunding RB Series 2009A2		0.18%	07/06/12	06/10/13	1,000,000	1,000,000

Water Refunding RB Series 2011A1		0.18%	07/05/12	03/08/13	1,000,000	1,000,000

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)	c	0.17%		07/06/12	2,510,000	2,510,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.20%		07/02/12	200,000	200,000

Limited Project RB Series 2005B (LIQ: Royal Bank of Canada)	a	0.15%		07/06/12	1,000,000	1,000,000

West Hills Community College District
COP (2008 Refunding) (LOC: Union Bank, NA)		0.17%		07/06/12	4,450,000	4,450,000

						125,472,000

Puerto Rico 1.0%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		07/06/12	1,755,000	1,755,000

Total Variable-Rate Securities
(Cost $127,227,000)						127,227,000

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $180,682,680.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $67,562,000 or 37.4% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$180,682,680
Cash		44,903
Receivables:
Investments sold		775,247
Interest		266,541
Fund shares sold		12,264
Prepaid expenses	+	7,691

Total assets		181,789,326

Liabilities

Payables:
Investments bought		1,331,608
Shareholder services fees		1,234
Distributions to shareholders		86

Total liabilities		1,332,928

Net Assets

Total assets		181,789,326
Total liabilities	−	1,332,928

Net assets		$180,456,398

Net Assets by Source
Capital received from investors		180,447,423
Net realized capital gains		8,975

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$180,456,398		180,398,723		$1.00

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$189,761

Expenses

Investment adviser and administrator fees		310,199
Shareholder service fees		194,982
Portfolio accounting fees		26,396
Professional fees		16,046
Trustees’ fees		14,754
Registration fees		10,215
Transfer agent fees		5,746
Custodian fees		3,359
Shareholder reports		2,433
Interest expense		104
State filing fee reimbursement (Note 5)		(50)
Other expenses	+	2,478

Total expenses		586,662
Expense reduction by CSIM and/or Schwab[1]	−	405,096
Custody credits	−	34

Net expenses	−	181,532

Net investment income		8,229

Realized Gains (Losses)

Net realized gains on investments		8,975

Increase in net assets resulting from operations		$17,204

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $50 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 5 for additional information.

See financial notes 39

 Schwab California AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$8,229	$19,859
Net realized gains	+	8,975	52,854

Increase in net assets from operations		17,204	72,713

Distributions to Shareholders

Distributions from net investment income		(8,229)	(19,859)
Distributions from net realized gains	+	—	(48,333)

Total distributions		(8,229)	(68,192)

Transactions in Fund Shares*

Shares sold		22,672,512	30,534,093
Shares reinvested		2,564	66,467
Shares redeemed	+	(21,116,801)	(83,261,253)

Net transactions in fund shares		1,558,275	(52,660,693)

Net Assets

Beginning of period		178,889,148	231,545,320
Total increase or decrease	+	1,567,250	(52,656,172)

End of period		$180,456,398	$178,889,148

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

40 See financial notes

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share of class: Value Advantage Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 41

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

42

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund. For additional information, please refer to the funds’ Portfolio Holdings.

	Schwab	Schwab
	California Municipal	California AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	83%	82%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	16% (Wells Fargo Group)	17% (Wells Fargo Group)

 43

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, the negative perceptions of the ability of an issuer, guarantor or liquidity provider to make such payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancement provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

The funds invest primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affects the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

44

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transactions costs that are higher than those for transactions in liquid securities.

A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the Schwab California Municipal Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Shares of the Schwab California Municipal Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing

 45

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares*	0.25%	0.10%
Value Advantage Shares	0.22%	n/a

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, as follows:

Sweep Shares*	0.60%
Value Advantage Shares	0.45%

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab California Municipal Money Fund
Sweep Shares	$5,246,528	$14,443,839	$18,771,517	$11,091,281	$49,553,165
Value Advantage Shares	442,770	2,093,924	2,293,435	1,273,454	6,103,583
Schwab California AMT Tax-Free Money Fund	68,572	273,033	335,564	212,933	890,102

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab California Municipal Money Fund	$525,760,000
Schwab California AMT Tax-Free Money Fund	4,000,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject

46

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab California AMT Tax-Free Money Fund received a payment of $50, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab“, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

6. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

7. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

8. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2011, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of

 47

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending June 30, 2012.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical

 49

practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

50

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 51

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

52

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 53

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment

54

will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 55

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25721-10

Semiannual report dated June 30, 2012, enclosed.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Semiannual Report
June 30, 2012

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) in a fairly tight range around 30 to 36 days, modestly longer than many other muni money market funds. Facing seasonal supply and demand dynamics, the fund’s WAM shortened in late May. As one-year muni note supply rose in early June, the fund’s WAM was extended with an eye toward diversification and solid credit quality. This meant purchasing recently issued muni notes with a notable degree of liquidity. Additionally, holdings of securities backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:
 Portfolio Composition By Maturity1

% of investments

1-15 Days	76.9%
16-30 Days	2.3%
31-60 Days	5.8%
61-90 Days	2.6%
91-120 Days	2.3%
More than 120 Days	10.1%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	54%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	28.4%
Variable Rate Demand Obligations	52.0%
Commercial Paper	10.0%
Fixed Rate Notes	8.2%
Other	1.4%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	11.6%
California	8.7%
New York	8.3%
Florida	6.2%
Illinois	5.3%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fund
	Sweep	Value Advantage	Select	Institutional
	Shares	Shares®	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	**	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.09%	-0.10%	-0.20%	-0.30%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares, Value Advantage Shares and Select Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.34%, 0.20%, and 0.10% to the seven-day yields of the Sweep Shares, Value Advantage Shares, and Select Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2012 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Municipal Money Fund 5

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) in a fairly tight range around 35 to 40 days, modestly longer than many other muni money market funds. The investment adviser also purchased one-year muni notes with a notable degree of liquidity in early June, taking advantage of a seasonal supply influx to add securities that seemed attractively priced. Additionally, holdings of securities backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	75.0%
16-30 Days	3.5%
31-60 Days	5.1%
61-90 Days	2.4%
91-120 Days	3.6%
More than 120 Days	10.4%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	33 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	38.0%
Variable Rate Demand Obligations	40.9%
Commercial Paper	11.5%
Fixed Rate Notes	7.3%
Other	2.3%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	15.3%
California	8.3%
Florida	8.1%
New York	7.8%
Illinois	7.4%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free Money Fund
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.11%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.38% and 0.21% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2012 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab AMT Tax-Free Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.22%	$1,000	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000	$1,023.77	$1.11
Value Advantage Shares®
Actual Return	0.22%	$1,000	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000	$1,023.77	$1.11
Select Shares®
Actual Return	0.22%	$1,000	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000	$1,023.77	$1.11
Institutional Shares
Actual Return	0.22%	$1,000	$1,000.10	$1.09
Hypothetical 5% Return	0.22%	$1,000	$1,023.77	$1.11

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.21%	$1,000	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000	$1,023.82	$1.06
Value Advantage Shares®
Actual Return	0.21%	$1,000	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000	$1,023.82	$1.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Sweep Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.02		0.19		1.85	3.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[3,4]	0.29	[4]	0.35	[4]	0.54	[4,5]	0.60	0.59
Gross operating expenses	0.68	[3]	0.68		0.68		0.70		0.69	0.68
Net investment income (loss)	0.01	[3]	0.01		0.01		0.18		1.81	3.07
Net assets, end of period ($ x 1,000,000)	9,709		10,220		9,857		10,303		10,856	8,491

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Value Advantage Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.02		0.27		2.00	3.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[3,4]	0.30	[4]	0.34	[4]	0.46	[4,5]	0.45	0.45
Gross operating expenses	0.55	[3]	0.55		0.55		0.57		0.56	0.55
Net investment income (loss)	0.01	[3]	0.01		0.01		0.29		1.96	3.22
Net assets, end of period ($ x 1,000,000)	819		918		1,205		1,954		3,219	2,786

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Municipal Money Fund

Financial Highlights continued

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Select Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.02		0.02		0.36		2.10	3.37

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[3,4]	0.29	[4]	0.34	[4]	0.37	[4,5]	0.35	0.35
Gross operating expenses	0.55	[3]	0.55		0.55		0.57		0.56	0.55
Net investment income (loss)	0.01	[3]	0.01		0.01		0.35		2.05	3.31
Net asset, end of period ($ x 1,000,000)	448		517		712		1,389		1,700	1,428

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Institutional Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.07		0.13		0.46		2.21	3.48

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22	[3,4]	0.24	[4]	0.24	[4]	0.27	[4,5]	0.25 [6]	0.24
Gross operating expenses	0.55	[3]	0.55		0.55		0.57		0.56	0.55
Net investment income (loss)	0.01	[3]	0.07		0.12		0.47		2.15	3.41
Net assets, end of period ($ x 1,000,000)	1,798		2,080		2,833		3,750		4,811	3,840

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.35% for Select Shares and 0.24% for Institutional Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 The ratio of net operating expenses would have been 0.24%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

24.9%		Fixed-Rate Securities	3,183,848,037	3,183,848,037
76.3%		Variable-Rate Securities	9,743,639,589	9,743,639,589

101.2%		Total Investments	12,927,487,626	12,927,487,626
(1	.2)%	Other Assets and Liabilities, Net		(153,124,345)

100.0%		Net Assets		12,774,363,281

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 24.9% of net assets

Alabama 0.2%
Huntsville Health Care Auth
CP Notes		0.17%		08/03/12	22,500,000	22,500,000

Alaska 0.2%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.29%		07/19/12	27,165,000	27,165,000

Arizona 0.7%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	10,255,000	10,255,000

Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.27%		07/17/12	50,900,000	50,900,000

Pima Cnty
GO Bonds Series 2012A		1.00%		07/01/13	5,000,000	5,037,930

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	24,870,000	24,870,000

						91,062,930

Arkansas 0.1%
Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	14,285,000	14,285,000

California 5.6%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		07/24/12	29,000,000	29,000,000

RB (Kaiser Permanente) Series 2006E		0.25%		03/14/13	3,500,000	3,500,000

California School Cash Reserve Program Auth
Bonds 2012-2013 Series L	c	2.00%		06/03/13	8,200,000	8,332,348

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.23%		09/20/12	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004E		0.24%		11/19/12	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.25%		12/11/12	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.25%		03/21/13	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.25%		12/06/12	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2004K		0.25%		01/11/13	12,300,000	12,300,000

RB (Kaiser Permanente) Series 2006D		0.26%		07/11/12	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2006D		0.26%		08/06/12	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.25%		10/24/12	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2008B		0.25%		03/05/13	30,000,000	30,000,000

RB (Kaiser Permanente) Series 2008C		0.20%		07/06/12	27,805,000	27,805,000

RB (Kaiser Permanente) Series 2009A		5.00%		04/01/13	2,300,000	2,380,111

RB (Kaiser Permanente) Series 2009B2		0.26%		02/05/13	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2009B3		0.23%		09/12/12	23,500,000	23,500,000

RB (Kaiser Permanente) Series 2009B3		0.25%		11/01/12	5,800,000	5,800,000

RB (Kaiser Permanente) Series 2009B5		0.24%		08/15/12	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2009B6		0.24%		08/15/12	31,000,000	31,000,000

Hartnell Community College District
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	8,885,000	8,885,000

Kern Cnty
TRAN 2012-2013	c	2.50%		06/28/13	35,000,000	35,786,800

Los Angeles
TRAN Series 2012D	c	2.00%		05/30/13	20,000,000	20,317,600

TRAN Series 2012E	c	2.00%		06/27/13	40,000,000	40,684,800

Los Angeles Cnty
TRAN 2012-13 Series A	c	2.00%		02/28/13	30,000,000	30,357,300

TRAN 2012-13 Series B	c	2.00%		03/29/13	25,000,000	25,335,000

TRAN 2012-13 Series C	c	2.00%		06/28/13	35,980,000	36,619,005

Los Angeles USD
TRAN 2011-2012 Series A	d	2.00%		08/01/12	125,000,000	125,183,328

Oakland
TRAN 2012-2013	c	1.00%		06/28/13	20,000,000	20,146,400

Riverside Cnty
TRAN 2012-2013 Series A	c	2.00%		03/29/13	5,000,000	5,067,100

TRAN 2012-2013 Series B	c	2.00%		06/28/13	20,000,000	20,354,200

Santa Cruz Cnty
TRAN 2012-13	c	2.00%		07/02/13	5,000,000	5,089,050

Victor Valley Community College District
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	22,045,000	22,045,000

						715,888,042

Colorado 0.2%
Aurora
First Lien Sewer RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.42%		12/06/12	15,040,000	15,040,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009B1		5.00%		11/08/12	2,200,000	2,236,747

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.25%		10/25/12	9,015,000	9,015,000

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Cherry Creek Valley Water & Sanitation District
Water Refunding RB Series 2009B (LOC: Wells Fargo Bank, NA)		2.75%		11/15/12	3,100,000	3,128,536

						29,420,283

District of Columbia 0.7%
District of Columbia
GO TRAN Fiscal Year 2012		2.00%		09/28/12	29,000,000	29,120,254

RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/16/13	24,995,000	24,995,000

Metropolitan Washington Airports Auth
Airport System RB Series 2005A		5.00%		10/01/12	8,145,000	8,235,701

Airport System RB Series 2007B		5.00%		10/01/12	5,000,000	5,057,208

Airport System Refunding RB Series 2004D		5.25%		10/01/12	8,140,000	8,240,963

Airport System Refunding RB Series 2007A		5.00%		10/01/12	2,000,000	2,023,496

Airport System Refunding RB Series 2011C		2.00%		10/01/12	7,075,000	7,104,941

						84,777,563

Florida 1.2%
Cape Coral
Water & Sewer Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	10,105,000	10,105,000

Florida Dept of Transportation
Turnpike RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		07/19/12	7,260,000	7,260,000

Florida Local Government Finance Commission
CP Notes Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/12/12	11,193,000	11,193,000

CP Notes Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.22%		07/12/12	8,025,000	8,025,000

Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/13	2,000,000	2,086,965

Hillsborough Cnty
CP Series A (LOC: State Street Bank & Trust Company, NA)		0.18%		07/12/12	30,000,000	30,000,000

Lakeland
Energy System Refunding RB Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	26,790,000	26,790,000

Miami-Dade Cnty School Board
COP Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.29%		07/19/12	27,850,000	27,850,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.38%		12/06/12	28,405,000	28,405,000

						151,714,965

Georgia 0.5%
Coweta Cnty Development Auth
RB (Piedmont Healthcare) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/24/13	29,790,000	29,790,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.27%		11/29/12	12,395,000	12,395,000

Valdosta & Lowndes County Hospital Auth
Revenue Certificates (South Georgia Medical Center) Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	27,490,000	27,490,000

						69,675,000

Hawaii 0.0%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/12	1,035,000	1,035,000

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Illinois 0.8%
Chicago
CP Notes Series 2011B1&B2 (LOC: Wells Fargo Bank, NA)		0.27%		12/04/12	25,654,000	25,654,000

Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	21,755,000	21,755,000

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2008A1		0.22%		01/24/13	7,250,000	7,250,000

RB (Advocate Health Care Network) Series 2003C		0.25%		04/19/13	8,000,000	8,000,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	19,340,000	19,340,000

RB (DePaul Univ) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	24,405,000	24,405,000

						106,404,000

Indiana 0.8%
Indiana Finance Auth
Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	14,705,000	14,705,000

RB (Parkview Health) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	20,395,000	20,395,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	24,090,000	24,090,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	14,545,000	14,545,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	10,135,000	10,135,000

Whiting
Environmental Facilities RB (BP Products North America) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/10/13	16,195,000	16,195,000

						100,065,000

Louisiana 0.4%
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.29%		07/26/12	27,260,000	27,260,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		1.28%		03/15/13	16,400,000	16,400,000

St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	4,775,000	4,775,000

						48,435,000

Maine 0.2%
Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.42%		12/06/12	29,650,000	29,650,000

Maryland 0.6%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.23%		07/19/12	8,985,000	8,985,000

Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health) Series E (LOC: Bank of America, NA)		0.22%		07/17/12	22,600,000	22,600,000

CP Revenue Notes (John Hopkins Health) Series E (LOC: Bank of America, NA)		0.21%		07/19/12	17,000,000	17,000,000

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
CP Revenue Notes (John Hopkins Health) Series F (LOC: Bank of America, NA)		0.21%		07/18/12	30,000,000	30,000,000

						78,585,000

Massachusetts 0.3%
Longmeadow
GO BAN		1.25%		10/10/12	7,000,000	7,018,869

Massachusetts Port Auth
CP Notes Series 2012B (LOC: TD Bank NA)		0.20%		08/09/12	10,000,000	10,000,000

New Bedford
GO BAN Series C		1.50%		02/08/13	4,000,000	4,024,127

Quincy
GO BAN		1.25%		09/14/12	12,250,000	12,272,755

						33,315,751

Minnesota 0.2%
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.38%		01/10/13	27,200,000	27,200,000

Nebraska 0.0%
Nebraska Public Power District
General RB Series 2007B		5.00%		01/01/13	5,605,000	5,737,730

Nevada 0.6%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.38%		01/17/13	45,285,000	45,285,000

Las Vegas Valley Water District
GO Limited Tax Water CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.20%		08/03/12	18,000,000	18,000,000

GO Limited Tax Water CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.20%		08/08/12	7,240,000	7,240,000

						70,525,000

New Jersey 0.5%
Cherry Hill Township
General & Sewer Capital BAN Series 2011		1.50%		10/17/12	12,000,000	12,038,419

East Brunswick
BAN		1.50%		04/10/13	9,935,000	10,003,865

Essex Cnty
BAN Series 2011		1.25%		09/28/12	18,500,000	18,545,741

Hudson Cnty Improvement Auth
Pooled Notes Series 2011-I1		2.00%		08/17/12	15,500,000	15,525,687

Pooled Notes Series 2012-L1		2.00%		06/05/13	3,300,000	3,334,940

Stafford Township
BAN 2012		1.50%		05/21/13	6,000,000	6,060,990

						65,509,642

New Mexico 0.1%
New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	13,625,000	13,625,000

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York 3.3%
Albany Cnty
BAN 2011		1.25%		09/21/12	20,000,000	20,034,777

Commack UFSD
BAN 2011		1.25%		09/14/12	12,711,515	12,733,031

Metropolitan Transportation Auth
Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.20%		08/10/12	21,730,000	21,730,000

New York City
GO Bonds Fiscal 2004 Series A		5.00%		08/01/12	1,000,000	1,003,965

GO Bonds Fiscal 2009 Series I1 (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	24,385,000	24,385,000

New York City Housing Development Corp
M/F Housing RB Series 2008H2A		0.32%		05/01/13	7,500,000	7,500,000

M/F Housing RB Series 2012C		0.27%		02/01/13	8,000,000	8,000,000

New York City Municipal Water Finance Auth
CP Series 6		0.20%		08/03/12	35,000,000	35,000,000

Extendible CP Series 7		0.24%		08/22/12	66,000,000	66,000,000

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.27%		11/08/12	50,000,000	50,000,000

New York State Power Auth
CP Series 1		0.25%	08/21/12	03/11/13	7,762,000	7,762,000

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	89,800,000	89,844,872

North Hempstead
RAN 2011		1.00%		09/28/12	9,150,000	9,164,619

North Tonawanda SD
BAN 2011		1.25%		09/20/12	9,927,477	9,946,446

Port Auth of New York & New Jersey
Consolidated Bonds 131st Series		5.00%		12/15/12	1,185,000	1,210,706

CP Series B		0.18%		08/14/12	8,925,000	8,925,000

Rensselaer Cnty
GO BAN 2011		1.50%		08/17/12	15,000,000	15,017,615

Rochester
BAN Series 2011-II		1.00%		08/16/12	22,000,000	22,015,124

Tarrytown
BAN Series 2011D		1.50%		10/19/12	8,000,000	8,029,537

						418,302,692

North Carolina 0.1%
Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	10,240,000	10,240,000

Ohio 0.9%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	d	0.19%		08/08/12	57,835,000	57,835,000

Montgomery Cnty
RB (Catholic Health Initiatives) Series 2009A (LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	33,685,000	33,685,000

Ohio
BAN Series 2012A		0.35%		05/30/13	17,030,000	17,030,000

						108,550,000

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 0.0%
Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,089,599

Tennessee 0.3%
Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.18%		08/15/12	12,500,000	12,500,000

Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.25%		08/07/12	15,000,000	15,000,000

Water & Sewer Revenue CP Series B (LIQ: JPMorgan Chase Bank, NA)		0.19%		08/15/12	12,500,000	12,500,000

						40,000,000

Texas 5.2%
Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		07/16/12	3,285,000	3,285,000

CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		08/07/12	15,000,000	15,000,000

CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.20%		09/10/12	25,000,000	25,000,000

Dallas
GO CP Notes Series 2010C (LIQ: Wells Fargo Bank, NA)		0.25%		08/08/12	4,000,000	4,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.26%		07/09/12	8,500,000	8,500,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.21%		07/27/12	10,000,000	10,000,000

Grapevine Industrial Development Corp
Airport RB (Singer Co) Series 1983A (LOC: Toronto-Dominion Bank)		0.50%		04/01/13	19,000,000	19,000,000

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2011A		2.00%		08/15/12	37,000,000	37,078,525

Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.30%		01/17/13	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.28%		07/10/12	50,000,000	50,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		09/05/12	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/12	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		08/06/12	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		11/08/12	5,000,000	5,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		12/05/12	10,000,000	10,000,000

Houston
GO CP Series E2 (LIQ: Wells Fargo Bank, NA)		0.20%		08/08/12	9,000,000	9,000,000

Sub Lien Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	19,200,000	19,200,000

Houston Combined Utility System
First Lien Refunding RB Series 2010C		5.00%		11/15/12	11,445,000	11,647,280

Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		09/27/12	105,365,000	105,365,000

Lower Colorado River Auth
CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.19%		07/11/12	44,875,000	44,875,000

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Antonio
Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		07/19/12	43,000	43,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	6,500,000	6,500,000

Texas
TRAN CP Notes Series 2011B		0.17%		08/30/12	15,000,000	15,000,000

TRAN Series 2011A		2.50%		08/30/12	25,000,000	25,092,791

Texas Municipal Power Agency
CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.30%		07/11/12	7,400,000	7,400,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.23%		07/17/12	32,000,000	32,000,000

CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.20%		08/03/12	55,000,000	55,000,000

Texas Public Finance Auth
GO CP Series 2008 (LIQ: Sumitomo Mitsui Banking Corp)		0.19%		08/21/12	17,835,000	17,835,000

Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.19%		08/08/12	40,000,000	40,000,000

Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.20%		08/21/12	16,550,000	16,550,000

						667,701,596

Utah 0.5%
Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	18,695,000	18,695,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	39,310,000	39,310,000

						58,005,000

Washington 0.7%
Energy Northwest
Electric Refunding RB (Project No. 1) Series 2010A		3.00%		07/01/12	100,000	100,000

Port of Seattle
Refunding RB Series 2011B		2.00%		09/01/12	2,700,000	2,707,600

Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B (LOC: Bank of America, NA)		0.45%		07/05/12	62,000,000	62,000,000

Snohomish Cnty Public Utility District No.1
Electric System Refunding RB Series 2011		2.00%		12/01/12	5,805,000	5,845,644

Washington
Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.27%		03/21/13	18,730,000	18,730,000

						89,383,244

Total Fixed-Rate Securities
(Cost $3,183,848,037)						3,183,848,037

Variable-Rate Securities 76.3% of net assets

Alabama 2.0%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	12,652,000	12,652,000

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.23%		07/06/12	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.23%		07/06/12	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.17%		07/06/12	19,415,000	19,415,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.17%		07/06/12	4,010,000	4,010,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	13,435,000	13,435,000

Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur) Series 2003A		0.24%		07/06/12	15,790,000	15,790,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	11,835,000	11,835,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.30%		07/06/12	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.26%		07/06/12	5,685,000	5,685,000

Mobile Cnty IDA
RB (SSAB Alabama) Series 2010B (LOC: Svenska Handelsbanken AB)		0.26%		07/06/12	40,000,000	40,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.20%		07/06/12	12,100,000	12,100,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	10,635,000	10,635,000

Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2000		0.30%		07/06/12	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	13,190,000	13,190,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.25%		07/06/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)		0.25%		07/06/12	30,000,000	30,000,000

						253,497,000

Alaska 0.3%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.36%		07/06/12	13,050,000	13,050,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	10,430,000	10,430,000

Alaska Industrial Development & Export Auth
RB (Providence Health & Services) Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	8,680,000	8,680,000

Valdez
Marine Terminal Refunding RB (BP Pipelines) Series 2003B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	3,200,000	3,200,000

						35,360,000

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Arizona 0.6%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A (LOC: US Bank, NA)	d	0.17%		07/06/12	37,000,000	37,000,000

Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,235,000	5,235,000

Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.26%		07/06/12	6,750,000	6,750,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	11,090,000	11,090,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	9,995,000	9,995,000

Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2011A (LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	4,900,000	4,900,000

						74,970,000

California 3.1%
ABAG Finance Auth
RB (Marin Country Day School) Series 2007 (LOC: US Bank, NA)	d	0.16%		07/06/12	10,000,000	10,000,000

Alameda Cnty IDA
RB (Aitchison Family) Series 1993A (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	1,280,000	1,280,000

RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.25%		07/06/12	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.17%		07/06/12	3,800,000	3,800,000

California
GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.28%		07/06/12	13,450,000	13,450,000

California HFA
Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.16%		07/06/12	2,800,000	2,800,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.21%		07/06/12	2,795,000	2,795,000

RB (Cal ISO Corp) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	10,090,000	10,090,000

California Pollution Control Financing Auth
Pollution Control RB (Evergreen Oil) Series 2006A (LOC: Bank of the West)		0.52%		07/06/12	4,830,000	4,830,000

Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.17%		07/02/12	15,700,000	15,700,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.23%		07/02/12	6,500,000	6,500,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.20%		07/06/12	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.18%		07/06/12	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.25%		07/06/12	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.25%		07/06/12	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	4,650,000	4,650,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	4,400,000	4,400,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Bank of America, NA)		0.31%		07/06/12	3,000,000	3,000,000

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Comerica Bank)		0.25%		07/06/12	7,025,000	7,025,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Comerica Bank)		0.25%		07/06/12	1,640,000	1,640,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2007A (LOC: Comerica Bank)		0.25%		07/06/12	11,615,000	11,615,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2008A (LOC: Comerica Bank)		0.25%		07/06/12	10,135,000	10,135,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.25%		07/06/12	1,800,000	1,800,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.25%		07/06/12	2,375,000	2,375,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.25%		07/06/12	2,040,000	2,040,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Comerica Bank)		0.25%		07/06/12	9,790,000	9,790,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.25%		07/06/12	275,000	275,000

Chula Vista
IDRB (SDG&E) Series 2004F		0.18%		07/06/12	40,000,000	40,000,000

Coast Community College District
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	6,105,000	6,105,000

GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	2,000,000	2,000,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.17%		07/06/12	6,000,000	6,000,000

M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.40%		07/06/12	3,600,000	3,600,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.29%		07/06/12	11,765,000	11,765,000

East Bay Municipal Utility District
Water System Refunding RB Series 2009A2	d	0.19%	07/05/12	03/01/13	41,290,000	41,290,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.22%		07/06/12	4,600,000	4,600,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	19,480,000	19,480,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.17%		07/06/12	8,425,000	8,425,000

Morgan Hill Redevelopment Agency
Tax Allocation Bonds (Ojo De Agua) Series 2008A (LOC: Bank of Nova Scotia)		0.15%		07/06/12	14,585,000	14,585,000

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,000,000	10,000,000

Palomar Pomerado Health
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,320,000	10,320,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.18%		07/06/12	15,300,000	15,300,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	6,000,000	6,000,000

San Francisco Airport Commission
Second Series Refunding RB Series 2010A1 (LOC: JPMorgan Chase Bank, NA)		0.17%		07/06/12	7,000,000	7,000,000

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of California
Medical Center Pooled RB Series 2007B2 (LIQ: Wells Fargo Bank, NA)		0.14%		07/02/12	26,305,000	26,305,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	7,000,000	7,000,000

						390,385,000

Colorado 1.8%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter) Series 1997 (LOC: US Bank, NA)		0.42%		07/06/12	3,500,000	3,500,000

Colorado Educational & Cultural Facilities Auth
Refunding RB (Nature Conservancy) Series 2012		0.18%		07/06/12	9,400,000	9,400,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002A2 (LOC: Federal Home Loan Bank)		0.21%		07/06/12	3,905,000	3,905,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.19%		07/06/12	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.19%		07/06/12	20,100,000	20,100,000

S/F Mortgage Class I Bonds Series 2004B2 (LIQ: Royal Bank of Canada)		0.19%		07/06/12	32,290,000	32,290,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.19%		07/06/12	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.19%		07/06/12	25,000,000	25,000,000

S/F Mortgage Class I Bonds Series 2006C2 (LIQ: Federal Home Loan Bank)		0.17%		07/06/12	5,000,000	5,000,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.20%		07/06/12	12,000,000	12,000,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.21%		07/06/12	10,000,000	10,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2005A (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	2,850,000	2,850,000

Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.18%		07/06/12	21,530,000	21,530,000

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	6,830,000	6,830,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006 (LOC: US Bank, NA)		0.19%		07/06/12	9,825,000	9,825,000

Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.27%		07/06/12	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.21%		07/06/12	20,000,000	20,000,000

Lafayette
M/F Housing RB (The Traditions At Lafayette) Series 2011A (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	600,000	600,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.16%		07/06/12	14,965,000	14,965,000

						225,730,000

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 1.9%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.30%		07/06/12	6,030,000	6,030,000

RB (American Psychological Assoc) Series 2003 (LOC: Bank of America, NA)		0.40%		07/06/12	2,315,000	2,315,000

RB (KIPP DC) Series 2008 (LOC: Manufacturers & Traders Trust Co)		0.19%		07/06/12	7,550,000	7,550,000

Metropolitan Washington Airports Auth
Airport System RB Series 2003D1 (LOC: Wells Fargo Bank, NA)		0.23%		07/06/12	27,655,000	27,655,000

Airport System RB Series 2004B (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	8,060,000	8,060,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.23%		07/06/12	9,800,000	9,800,000

Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.25%		07/06/12	4,500,000	4,500,000

Airport System RB Series 2005A (LIQ: Wells Fargo Bank, NA)	a	0.24%		07/06/12	12,415,000	12,415,000

Airport System RB Series 2006B (LIQ: Branch Banking & Trust Co)	a	0.20%		07/06/12	9,925,000	9,925,000

Airport System RB Series 2006B (LIQ: Citibank, NA)	a	0.24%		07/06/12	15,000,000	15,000,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	12,790,000	12,790,000

Airport System RB Series 2006B (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	16,590,000	16,590,000

Airport System RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.20%		07/06/12	10,130,000	10,130,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	23,960,000	23,960,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.26%		07/06/12	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	44,630,000	44,630,000

Airport System Refunding RB Series 2003A (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	9,280,000	9,280,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	19,945,000	19,945,000

						245,575,000

Florida 5.0%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts) Series 1995 (LOC: BMO Harris Bank NA)		0.19%		07/06/12	1,900,000	1,900,000

Broward Cnty
Sub Port Facilities Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.16%		07/06/12	2,795,000	2,795,000

Broward Cnty Educational Facilities Auth
RB (Nova Southeastern Univ) Series 2000A (LOC: Bank of America, NA)		0.33%		07/06/12	5,130,000	5,130,000

Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts) Series 1993A (LOC: General Electric Capital Corp)		0.21%		07/06/12	12,000,000	12,000,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.22%		07/06/12	3,800,000	3,800,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	7,200,000	7,200,000

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Florida Housing Finance Corp
Housing RB (Caribbean Key Apts) Series 1996F (LOC: Fannie Mae)		0.21%		07/06/12	275,000	275,000

Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.21%		07/06/12	10,830,000	10,830,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.21%		07/06/12	6,150,000	6,150,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.20%		07/06/12	6,535,000	6,535,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.20%		07/06/12	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.20%		07/06/12	7,800,000	7,800,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.20%		07/06/12	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.20%		07/06/12	6,200,000	6,200,000

M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.20%		07/06/12	3,860,000	3,860,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.24%		07/06/12	12,185,000	12,185,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.24%		07/06/12	6,535,000	6,535,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2003B (LIQ: Citibank, NA)	a	0.21%		07/06/12	8,000,000	8,000,000

Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.16%		07/06/12	43,760,000	43,760,000

Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,680,000	5,680,000

Fort Pierce Redevelopment Agency
Redevelopment RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.20%		07/06/12	3,875,000	3,875,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	5,635,000	5,635,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.20%		07/06/12	2,500,000	2,500,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.21%		07/06/12	9,565,000	9,565,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.20%		07/06/12	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.36%		07/06/12	6,485,000	6,485,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.55%		07/06/12	600,000	600,000

RB (Tampa Metropolitan Area YMCA) Series 2000 (LOC: Bank of America, NA)		0.33%		07/06/12	3,000,000	3,000,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/06/12	11,095,000	11,095,000

Jacksonville
Sales Tax Refunding RB Series 2012 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,730,000	10,730,000

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,375,000	5,375,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002 (LOC: Bank of America, NA)		0.39%		07/06/12	2,650,000	2,650,000

Miami-Dade Cnty
Water & Sewer System RB Series 2010 (LIQ: Citibank, NA)	a	0.21%		07/06/12	8,185,000	8,185,000

Water & Sewer System RB Series 2010 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	17,990,000	17,990,000

Water & Sewer System RB Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	2,735,000	2,735,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	35,000,000	35,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.21%		07/06/12	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.21%		07/06/12	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.32%		07/06/12	2,600,000	2,600,000

RB (Gulliver Schools) Series 2000 (LOC: Bank of America, NA)		0.37%		07/06/12	16,800,000	16,800,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.23%		07/06/12	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.23%		07/06/12	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.22%		07/06/12	12,230,000	12,230,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.21%		07/06/12	7,670,000	7,670,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.21%		07/06/12	8,310,000	8,310,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.20%		07/06/12	14,500,000	14,500,000

M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.20%		07/06/12	8,640,000	8,640,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.20%		07/06/12	9,200,000	9,200,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.25%		07/06/12	9,075,000	9,075,000

Orlando Utilities Commission
Utility System Refunding RB Series 2011A	b	0.29%		01/25/13	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.23%		07/06/12	20,000,000	20,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.25%		07/06/12	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing Refunding RB (Spinnaker Landing Apts) Series 1998 (LOC: Fannie Mae)		0.21%		07/06/12	2,045,000	2,045,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,545,000	4,545,000

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB Series 2011 (LIQ: Citibank, NA)	a	0.18%		07/06/12	4,000,000	4,000,000

Pinellas Cnty Educational Facility Auth
Refunding & RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.30%		07/06/12	8,655,000	8,655,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.19%		07/06/12	8,750,000	8,750,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	10,250,000	10,250,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.33%		07/06/12	1,205,000	1,205,000

Polk Cnty
Utility System RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	9,760,000	9,760,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.21%		07/06/12	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	20,000,000	20,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	10,785,000	10,785,000

Tampa
Health System RB (BayCare Health System) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,000,000	10,000,000

Health System RB (BayCare Health System) Series 2012B		0.28%		01/25/13	19,000,000	19,000,000

						641,495,000

Georgia 2.1%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.60%		07/06/12	8,740,000	8,740,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.55%		07/06/12	26,885,000	26,885,000

M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.20%		07/06/12	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.20%		07/06/12	21,000,000	21,000,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.60%		07/06/12	5,600,000	5,600,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.25%		07/06/12	5,000,000	5,000,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.20%		07/06/12	10,595,000	10,595,000

Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,205,000	12,205,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.22%		07/06/12	3,615,000	3,615,000

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Dalton Development Auth
Revenue Certificates (Hamilton Health Care) Series 2003B (LOC: Bank of America, NA)		0.29%		07/06/12	30,000,000	30,000,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 (LOC: General Electric Capital Corp)		0.33%		07/06/12	7,200,000	7,200,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.23%		07/06/12	12,525,000	12,525,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.21%		07/06/12	22,400,000	22,400,000

Georgia
GO Refunding Bonds Series 2005B (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	7,925,000	7,925,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004 (LOC: Federal Home Loan Bank)		0.21%		07/06/12	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.20%		07/06/12	7,100,000	7,100,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.23%		07/06/12	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.20%		07/06/12	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	15,000,000	15,000,000

Paulding Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health System) Series 2012B (LOC: Northern Trust Co)		0.16%		07/06/12	13,750,000	13,750,000

Summerville Development Auth
RB (Image Industries) Series 1997 (LOC: Wells Fargo Bank, NA)	a	0.28%		07/06/12	11,000,000	11,000,000

Webster Cnty IDA
IDRB (Tolleson Lumber) Series 1999 (LOC: Wells Fargo Bank, NA)		0.28%		07/06/12	2,400,000	2,400,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.60%		07/06/12	7,780,000	7,780,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.21%		07/06/12	3,300,000	3,300,000

						264,945,000

Hawaii 0.3%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	3,795,000	3,795,000

Honolulu
GO Bonds Series 2005AC&D (LIQ: Citibank, NA)	a	0.20%		07/06/12	8,400,000	8,400,000

Wastewater System RB Sr Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,690,000	5,690,000

Wastewater System Sr RB Series 2005A (LIQ: Citibank, NA)	a	0.20%		07/02/12	1,100,000	1,100,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	14,500,000	14,500,000

						33,485,000

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.2%
Lemhi Cnty Industrial Development Corp
Recovery Zone Facility RB (Formation Capital Corp) Series 2010 (LOC: Bank of Montreal)		0.23%		07/06/12	32,000,000	32,000,000

Illinois 4.5%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	10,060,000	10,060,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.20%		07/06/12	4,415,000	4,415,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005D (LOC: Barclays Bank Plc)		0.17%		07/06/12	44,500,000	44,500,000

GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a,c	0.25%		07/06/12	8,265,000	8,265,000

GO Bonds Project & Refunding Series 2005B (LIQ: Bank of America, NA)	a	0.26%		07/06/12	14,975,000	14,975,000

GO Project & Refunding Bonds Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	3,635,000	3,635,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.21%		07/06/12	7,990,000	7,990,000

GO Refunding Bonds Series 2008A (LIQ: Citibank, NA)	a	0.20%		07/06/12	21,780,000	21,780,000

M/F RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.21%		07/06/12	5,077,000	5,077,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.20%		07/06/12	2,400,000	2,400,000

Second Lien Water Refunding RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

Wastewater Transmission Refunding Second Lien RB Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	22,430,000	22,430,000

Chicago Board of Education
Unlimited Tax GO Refunding Bonds Series 2008C (LIQ: Citibank, NA)	a	0.19%		07/06/12	16,480,000	16,480,000

Chicago Transit Auth
Sales Tax Receipts RB Series 2011 (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	8,980,000	8,980,000

Cook Cnty
RB (Catholic Theological Union) Series 2005 (LOC: BMO Harris Bank NA)		0.21%		07/06/12	2,480,000	2,480,000

East Dundee
IDRB (Otto Engineering) Series 1998 (LOC: Bank of America, NA)		0.61%		07/06/12	885,000	885,000

Galesburg
RB (Knox College) Series 1996 (LOC: Bank of America, NA)		0.29%		07/06/12	15,400,000	15,400,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.19%		07/06/12	7,690,000	7,690,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.18%		07/06/12	6,155,000	6,155,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.20%		07/06/12	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.24%		07/06/12	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.22%		07/06/12	32,000,000	32,000,000

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.19%		07/06/12	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.19%		07/06/12	910,000	910,000

RB (Chicago Academy of Sciences) Series 1998 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	5,480,000	5,480,000

RB (Elmhurst Memorial Healthcare) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.17%		07/02/12	3,600,000	3,600,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.22%		07/06/12	22,310,000	22,310,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.49%		07/06/12	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.19%		07/06/12	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.19%		07/06/12	2,500,000	2,500,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	17,370,000	17,370,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.19%		07/06/12	3,800,000	3,800,000

RB (Riverside Health System) Series 2004 (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	17,975,000	17,975,000

RB (Riverside Health) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	15,025,000	15,025,000

Refunding RB (North Shore Univ Health System) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,000,000	3,000,000

Refunding RB (Univ of Chicago Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	8,530,000	8,530,000

Illinois Housing Development Auth
Homeowner Mortgage RB Series 2006A2 (LIQ: Barclays Bank Plc)	a	0.22%		07/06/12	17,345,000	17,345,000

M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.37%		07/06/12	5,535,000	5,535,000

Illinois Regional Transportation Auth
GO Bonds Series 2002A (GTY/LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	9,300,000	9,300,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.18%		07/06/12	28,455,000	28,455,000

GO Bonds Series 2006A (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	12,570,000	12,570,000

Metropolitan Water Reclamation District of Greater Chicago
Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.20%		07/06/12	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.21%		07/06/12	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.18%		07/06/12	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2005A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	11,265,000	11,265,000

Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.22%		07/06/12	33,260,000	33,260,000

Upper Illinois River Valley Development Auth
M/F Housing RB (Morris Supportive Living) Series 2007 (LOC: Federal Home Loan Bank)		0.33%		07/06/12	4,000,000	4,000,000

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Will Cnty Community High School District No. 210
GO School Bonds (Lincoln-Way) Series 2006 (LIQ: Deutsche Bank AG)	a,c	0.25%		07/06/12	7,960,000	7,960,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	16,675,000	16,675,000

						569,517,000

Indiana 1.0%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.49%		07/06/12	1,100,000	1,100,000

Indiana Finance Auth
Environmental Facilities RB (Indianapolis Power & Light) Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	7,500,000	7,500,000

IDRB (Big Sky Park) Series 1999 (LOC: Bank of America, NA)		0.97%		07/06/12	2,700,000	2,700,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.16%		07/06/12	10,000,000	10,000,000

Refunding RB (Duke Energy Indiana) Series 2009A3 (LOC: Mizuho Corporate Bank Ltd)		0.20%		07/06/12	5,425,000	5,425,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2006A2 (LIQ: JPMorgan Chase Bank, NA)		0.19%		07/06/12	29,170,000	29,170,000

S/F Mortgage RB Series 2006D1 (LIQ: Bank of America, NA)	a	0.33%		07/06/12	3,010,000	3,010,000

S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.29%		07/06/12	3,720,000	3,720,000

Indiana Municipal Power Agency
Power Supply System RB Series 2006A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.20%		07/06/12	9,675,000	9,675,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.32%		07/06/12	11,895,000	11,895,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.31%		07/06/12	24,200,000	24,200,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		07/06/12	8,500,000	8,500,000

Pollution Control Refunding RB (American Electric Power) Series 1995B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		07/06/12	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.88%		07/06/12	2,130,000	2,130,000

						127,525,000

Iowa 1.0%
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.20%		07/06/12	11,370,000	11,370,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.19%		07/06/12	17,000,000	17,000,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.23%		07/06/12	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.23%		07/06/12	25,000,000	25,000,000

Refunding RB (Trinity Health) Series 2000D		0.18%		07/06/12	38,400,000	38,400,000

						121,770,000

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.20%		07/06/12	9,285,000	9,285,000

Wyandotte Cnty/Kansas City Unified Government
Utility System Refunding RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	20,730,000	20,730,000

						30,015,000

Kentucky 0.7%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky) Series 2010 (LOC: Sumitomo Mitsui Banking Corp)		0.16%		07/06/12	5,220,000	5,220,000

Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.25%		07/06/12	15,790,000	15,790,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.19%		07/06/12	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.28%		01/25/13	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.28%		01/25/13	14,720,000	14,720,000

Kentucky Housing Corp
Conduit M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.23%		07/06/12	3,800,000	3,800,000

Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.24%		07/06/12	6,255,000	6,255,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.24%		07/06/12	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.24%		07/06/12	4,750,000	4,750,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2001A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	4,870,000	4,870,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.75%		07/06/12	800,000	800,000

						85,195,000

Louisiana 1.1%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.31%		07/06/12	15,000,000	15,000,000

East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010A		0.14%		07/02/12	4,400,000	4,400,000

Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.22%		07/06/12	7,100,000	7,100,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.18%		07/06/12	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.23%		07/06/12	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.23%		07/06/12	6,400,000	6,400,000

New Orleans IDB
M/F Housing RB (3700 Orleans) Series 2000 (LOC: Fannie Mae)		0.20%		07/06/12	29,000,000	29,000,000

St. James Parish
RB (Nucor Steel) Series 2010A1		0.20%		07/06/12	20,000,000	20,000,000

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Nucor Steel) Series 2010B1		0.18%		07/06/12	18,000,000	18,000,000

RB (NuStar Logistics) Series 2011 (LOC: Wells Fargo Bank, NA)		0.18%		07/06/12	20,000,000	20,000,000

						143,595,000

Maryland 0.5%
Baltimore Cnty
GO Bonds (Metropolitan District) 74th Issue (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	7,130,000	7,130,000

John Hopkins Univ
RB (John Hopkins Univ) Series 2012A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	4,000,000	4,000,000

Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)	c	0.39%		07/06/12	13,245,000	13,245,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.19%		07/06/12	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.19%		07/06/12	17,000,000	17,000,000

Residential RB Series 2007D (LIQ: Wells Fargo Bank, NA)	a	0.24%		07/06/12	5,635,000	5,635,000

Maryland Economic Development Corp
Lease RB Series 2003 (LIQ: Deutsche Bank AG)	a	0.27%		07/06/12	7,330,000	7,330,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

						66,540,000

Massachusetts 1.5%
Massachusetts
GO Consolidated Loan Series 2005A (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	5,970,000	5,970,000

GO Consolidated Loan Series 2006B (LIQ: JPMorgan Chase Bank, NA)		0.18%		07/02/12	5,000,000	5,000,000

GO Refunding Bonds Series 1997B (LIQ: JPMorgan Chase Bank, NA)		0.17%		07/06/12	1,935,000	1,935,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.16%		07/06/12	17,350,000	17,350,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.27%		01/25/13	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.22%		07/06/12	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.45%		07/06/12	1,665,000	1,665,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.20%		07/06/12	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.18%		07/06/12	12,020,000	12,020,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.32%		07/06/12	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,000,000	3,000,000

RB (Worcester Campus - UMass) Series 2005D (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	165,000	165,000

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.28%		07/06/12	9,750,000	9,750,000

Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.22%		07/06/12	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.28%		07/06/12	5,700,000	5,700,000

S/F Housing RB Series 122 (LIQ: JP Morgan Chase & Co)	a	0.27%		07/06/12	20,415,000	20,415,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	1,720,000	1,720,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.18%		07/06/12	8,370,000	8,370,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,400,000	3,400,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.18%		07/06/12	2,330,000	2,330,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	2,680,000	2,680,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.26%		02/14/13	2,875,000	2,875,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	2,325,000	2,325,000

General Refunding RB Series 2005B (LIQ: Citibank, NA)	a	0.18%		07/06/12	1,600,000	1,600,000

General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	2,520,000	2,520,000

General Refunding RB Series 2008C1 (LIQ: Bank of America, NA)		0.25%		07/06/12	11,300,000	11,300,000

General Refunding RB Series 2010B (LIQ: Citibank, NA)	a	0.18%		07/06/12	5,985,000	5,985,000

Univ of Massachusetts Building Auth
Refunding RB Sr Series 2011-2	b	0.27%		01/25/13	6,450,000	6,450,000

						186,400,000

Michigan 3.0%
Hennepin Cnty HRA
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.21%		07/06/12	9,250,000	9,250,000

Jackson Cnty Economic Development Corp
Refunding RB (Vista Grande Villa) Series 2001A (LOC: Bank of America, NA)		0.33%		07/02/12	16,465,000	16,465,000

Kent Hospital Finance Auth
Refunding & RB (Metropolitan Hospital) Series 2012 (LOC: Bank of America, NA)		0.30%		07/06/12	28,275,000	28,275,000

Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2011MI (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	2,400,000	2,400,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.18%		07/06/12	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.21%		07/06/12	38,950,000	38,950,000

Rental Housing RB Series 2002B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		07/06/12	11,775,000	11,775,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.21%		07/06/12	33,335,000	33,335,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.37%		07/06/12	2,808,000	2,808,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.40%		07/06/12	4,675,000	4,675,000

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		07/06/12	13,810,000	13,810,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		07/06/12	60,985,000	60,985,000

S/F Mortgage RB Series 2007F (LIQ: Bank of Nova Scotia)		0.19%		07/06/12	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.43%		07/01/12	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.19%		07/06/12	4,700,000	4,700,000

RB (Ascension Health) Series 2010	b	0.27%		01/25/13	15,865,000	15,865,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.28%		07/06/12	1,560,000	1,560,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.26%		07/06/12	3,000,000	3,000,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.19%		07/06/12	12,625,000	12,625,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.19%		07/06/12	4,210,000	4,210,000

Michigan State Univ
General RB Series 2005 (LIQ: Bank of New York Mellon)		0.16%		07/06/12	10,500,000	10,500,000

Oakland Cnty
Limited Obligation RB (Husky Envelope Products) Series 1999 (LOC: Comerica Bank)		0.28%		07/06/12	270,000	270,000

						380,558,000

Minnesota 0.5%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.19%		07/06/12	19,350,000	19,350,000

Hennepin Cnty HRA
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.21%		07/06/12	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.38%		07/06/12	2,300,000	2,300,000

Minneapolis
M/F Housing RB (Gateway Real Estate) Series 2002 (LOC: Wells Fargo Bank, NA)		0.24%		07/06/12	4,155,000	4,155,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.24%		07/06/12	10,400,000	10,400,000

Residential Housing Finance Bonds Series 2003B (LIQ: Lloyds TSB Bank Plc)		0.18%		07/06/12	11,800,000	11,800,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.24%		07/06/12	4,270,000	4,270,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.18%		07/06/12	9,955,000	9,955,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.23%		07/06/12	2,845,000	2,845,000

						67,875,000

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Mississippi 0.7%
Medical Center Educational Building Corp
RB (Univ Mississippi Medical Center) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,775,000	10,775,000

Mississippi
GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,210,000	9,210,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.60%		07/06/12	3,785,000	3,785,000

IDRB (Electric Mills Wood Preserving) Series 1999 (LOC: US Bank, NA)		0.23%		07/06/12	5,000,000	5,000,000

RB (Chevron) Series 2007B		0.15%		07/02/12	3,370,000	3,370,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.19%		07/06/12	40,000,000	40,000,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.23%		07/06/12	5,000,000	5,000,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	2,961,000	2,961,000

Univ of Southern Mississippi Educational Building Corp
RB (Athletics Facilities) Series 2007 (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	9,610,000	9,610,000

						89,711,000

Missouri 0.9%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.22%		07/06/12	8,200,000	8,200,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.55%		07/06/12	10,305,000	10,305,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	18,400,000	18,400,000

Missouri Development Finance Board
Air Cargo Facility Refunding RB (St. Louis Air Cargo Services) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.22%		07/06/12	4,555,000	4,555,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	4,500,000	4,500,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		1.61%		07/06/12	1,000,000	1,000,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.20%		07/06/12	4,000,000	4,000,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.20%		07/06/12	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.20%		07/06/12	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.20%		07/06/12	20,475,000	20,475,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.21%		07/06/12	6,455,000	6,455,000

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.50%		07/06/12	900,000	900,000

						111,325,000

Nebraska 0.9%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.28%		07/06/12	5,265,000	5,265,000

Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.21%		07/06/12	8,950,000	8,950,000

S/F Housing RB Series 2006F (LIQ: Citibank, NA)	a	0.24%		07/06/12	80,000	80,000

Nebraska Public Power District
General RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	15,705,000	15,705,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	22,135,000	22,135,000

Electric System RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.22%		07/06/12	10,015,500	10,015,500

Stanton Cnty
IDRB (Nucor Corp) Series 1996		0.24%		07/06/12	19,300,000	19,300,000

IDRB (Nucor Corp) Series 1998		0.24%		07/06/12	5,700,000	5,700,000

Univ of Nebraska
RB (Omaha Student Facilities) Series 2007 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	7,585,000	7,585,000

Washington Cnty
IDRB (Cargill) Series 2010		0.23%		07/06/12	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.23%		07/06/12	10,000,000	10,000,000

						111,735,500

Nevada 1.2%
Clark Cnty
Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.19%		07/06/12	29,000,000	29,000,000

Limited Tax GO Bond Bank Bonds Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	17,300,000	17,300,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.23%		07/06/12	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (LIQ: US Bank, NA)	a	0.16%		07/06/12	24,580,000	24,580,000

Nevada Dept of Business & Industry
RB (LVE Energy Partners) Series 2007 (LOC: Sumitomo Mitsui Banking Corp)		0.18%		07/06/12	9,555,000	9,555,000

Nevada Housing Division
M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.21%		07/06/12	3,960,000	3,960,000

M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: Fannie Mae)		0.18%		07/06/12	10,800,000	10,800,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.18%		07/06/12	13,770,000	13,770,000

M/F Housing Refunding RB (Oakmont) Series 2002 (LOC: Fannie Mae)		0.21%		07/06/12	4,350,000	4,350,000

Multi-Unit Housing RB (Southwest Village Apts) Series 2005 (LOC: Fannie Mae)		0.18%		07/06/12	17,000,000	17,000,000

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nevada System of Higher Education
Univ RB Series 2005B (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	10,530,000	10,530,000

						155,475,000

New Hampshire 0.2%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	11,345,000	11,345,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.17%		07/06/12	19,385,000	19,385,000

						30,730,000

New Jersey 1.0%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.24%		07/06/12	5,675,000	5,675,000

RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.33%		07/06/12	3,275,000	3,275,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.23%		07/06/12	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.33%		07/06/12	3,210,000	3,210,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.18%		07/06/12	10,000,000	10,000,000

New Jersey Educational Facilities Auth
Refunding & RB (Princeton Univ) Series 2005A & 2007E (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	1,315,000	1,315,000

New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.16%		07/06/12	14,320,000	14,320,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.18%		07/06/12	16,400,000	16,400,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.20%		07/06/12	10,735,000	10,735,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.20%		07/06/12	5,000,000	5,000,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.17%		07/06/12	37,580,000	37,580,000

New Jersey State Higher Education Assistance Auth
Student Loan RB Series 2010A2 (LIQ: Bank of America, NA)	a	0.37%		07/06/12	9,200,000	9,200,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/06/12	1,065,000	1,065,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	5,280,000	5,280,000

						128,520,000

New Mexico 0.3%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.28%		07/06/12	7,500,000	7,500,000

New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,710,000	5,710,000

Education Loan Bonds Sr Series 2003A1 (LOC: Royal Bank of Canada)		0.20%		07/06/12	9,150,000	9,150,000

Education Loan Bonds Sr Series 2003A2 (LOC: Royal Bank of Canada)		0.20%		07/06/12	7,100,000	7,100,000

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	10,615,000	10,615,000

						40,075,000

New York 5.0%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.18%		07/06/12	5,900,000	5,900,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Company, NA)		0.16%		07/06/12	10,000,000	10,000,000

Transportation Refunding RB Series 2002G1 (LOC: Bank of Nova Scotia)		0.18%		07/06/12	10,000,000	10,000,000

New Rochelle IDA
IDRB (West End Phase I Facility) Series 2006 (LOC: Citibank, NA)		0.44%		07/06/12	4,145,000	4,145,000

New York City
GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.17%		07/02/12	25,000	25,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.18%		07/06/12	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Royal Bank of Canada)	a	0.14%		07/06/12	4,000,000	4,000,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.19%		07/06/12	45,695,000	45,695,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.33%		07/06/12	23,370,000	23,370,000

New York City Housing Development Corp
M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.20%		07/06/12	3,835,000	3,835,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A (LOC: Bank of America, NA)		0.25%		07/06/12	10,000,000	10,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.30%		07/06/12	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.30%		07/06/12	5,935,000	5,935,000

M/F Rental RB (Related-Monterey) Series 1997A (LOC: Fannie Mae)		0.13%		07/06/12	20,800,000	20,800,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2000 Series C (LIQ: Sumitomo Mitsui Banking Corp)		0.17%		07/06/12	1,000,000	1,000,000

Water & Sewer System RB Fiscal 2006 Series B (LIQ: Citibank, NA)	a	0.18%		07/06/12	3,000,000	3,000,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2012 Series A2 (LIQ: Mizuho Corporate Bank Ltd)		0.13%		07/02/12	5,800,000	5,800,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.19%		07/06/12	7,385,000	7,385,000

Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	2,435,000	2,435,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,325,000	9,325,000

Recovery Bonds Fiscal 2003 Series 2C (LIQ: Lloyds TSB Bank Plc)		0.16%		07/06/12	6,675,000	6,675,000

New York City Trust for Cultural Resources
Refunding RB (Lincoln Center for the Performing Arts) Series 2008A1 (LOC: JPMorgan Chase Bank, NA)		0.21%		07/02/12	5,000,000	5,000,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Dormitory Auth
RB (Mount St. Mary College) Series 2005 (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	20,965,000	20,965,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	16,665,000	16,665,000

State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.18%		07/06/12	10,500,000	10,500,000

New York State Energy Research & Development Auth
Facilities RB Series 2004C3 (LOC: Mizuho Corporate Bank Ltd)		0.18%		07/06/12	27,000,000	27,000,000

New York State HFA
Housing RB (1500 Lexington Ave) Series 2002A (LOC: Fannie Mae)		0.16%		07/06/12	33,600,000	33,600,000

Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.21%		07/06/12	8,300,000	8,300,000

Housing RB (Clinton Park Phase II) Series 2011A2 (LOC: Wells Fargo Bank, NA)		0.20%		07/06/12	12,000,000	12,000,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.21%		07/06/12	13,330,000	13,330,000

Housing RB (The Helena) Series 2004A (LOC: Fannie Mae)		0.21%		07/06/12	52,950,000	52,950,000

Housing RB (W17th St) Series 2009A (LOC: Fannie Mae)		0.14%		07/06/12	13,100,000	13,100,000

Housing RB (Worth St) Series 2001A (LOC: Fannie Mae)		0.17%		07/06/12	47,600,000	47,600,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: Barclays Bank Plc)		0.20%		07/06/12	17,000,000	17,000,000

Homeowner Mortgage RB Series 139 (LIQ: JPMorgan Chase Bank, NA)		0.20%		07/02/12	800,000	800,000

Homeowner Mortgage RB Series 145&148 (LIQ: JPMorgan Chase Bank, NA)	a	0.27%		07/06/12	2,660,000	2,660,000

Homeowner Mortgage RB Series 153 (LIQ: Barclays Bank Plc)		0.19%		07/06/12	15,000,000	15,000,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	5,995,000	5,995,000

New York State Thruway Auth
Second Highway & Bridge Bonds Series 2005B (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	23,425,000	23,425,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.26%		07/06/12	7,320,000	7,320,000

Consolidated Bonds 137th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.26%		07/06/12	6,195,000	6,195,000

Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	11,805,000	11,805,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	7,870,000	7,870,000

Consolidated Bonds 146th Series (LIQ: Bank of America, NA)	a	0.33%		07/06/12	3,580,000	3,580,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.23%		07/06/12	36,820,000	36,820,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	5,800,000	5,800,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	28,540,000	28,540,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	6,440,000	6,440,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	4,625,000	4,625,000

						640,755,000

North Carolina 0.8%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	3,605,000	3,605,000

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor) Series 2000A		0.38%		07/06/12	26,500,000	26,500,000

Lower Cape Fear Water & Sewer Auth
Special Facility RB (Bladen Bluffs) Series 2010 (LOC: Rabobank Nederland)		0.19%		07/06/12	4,110,000	4,110,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.28%		01/25/13	18,980,000	18,980,000

North Carolina
Limited Obligation Bonds Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,515,000	5,515,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.19%		07/06/12	4,835,000	4,835,000

North Carolina Medical Care Commission
Health Care Facilities RB (Duke Univ Health System) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,810,000	10,810,000

Health Care Facilities RB (Novant Health) Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	17,335,000	17,335,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.30%		01/25/13	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.20%		07/06/12	3,495,000	3,495,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.33%		07/06/12	6,525,000	6,525,000

						108,710,000

North Dakota 0.6%
North Dakota HFA
Home Mortgage Finance Program Series 2003B (LIQ: Federal Home Loan Bank)		0.21%		07/06/12	7,000,000	7,000,000

Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)	c	0.17%		07/06/12	19,940,000	19,940,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.21%		07/06/12	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.17%		07/06/12	36,715,000	36,715,000

						75,655,000

Ohio 0.6%
Cleveland
Airport System RB Series 2000C (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	31,005,000	31,005,000

Cleveland-Cuyahoga Cnty Port Auth
Development Refunding RB (Judson) Series 2005A (LOC: PNC Bank NA)		0.19%		07/06/12	20,560,000	20,560,000

Development Refunding RB (Judson) Series 2005B (LOC: PNC Bank NA)		0.18%		07/06/12	7,550,000	7,550,000

Franklin Cnty
Hospital Facilities RB (OhioHealth Corp) Series 2011A (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	2,330,000	2,330,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,000,000	7,000,000

Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	3,485,000	3,485,000

						71,930,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Oklahoma 0.0%
Oklahoma Development Finance Auth
RB (Shawnee Funding) Series 1996 (LOC: Bank of Nova Scotia)		0.23%		07/06/12	3,100,000	3,100,000

Oregon 0.9%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,895,000	5,895,000

Oregon
Veterans’ Welfare GO Bonds Series 86 (LIQ: US Bank, NA)		0.16%		07/02/12	6,020,000	6,020,000

Oregon Health & Science Univ
RB Series 2012B2 (LOC: Union Bank, NA)		0.15%		07/06/12	6,000,000	6,000,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.19%		07/06/12	2,940,000	2,940,000

Oregon Housing & Community Services Dept
Mortgage RB S/F Mortgage Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.23%		07/06/12	30,000,000	30,000,000

Mortgage RB S/F Mortgage Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.23%		07/06/12	20,000,000	20,000,000

S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.18%		07/06/12	2,000,000	2,000,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.18%		07/06/12	14,485,000	14,485,000

Port of Portland
Airport Refunding RB Series 18A (LOC: US Bank, NA)		0.20%		07/06/12	29,100,000	29,100,000

						116,440,000

Pennsylvania 2.2%
Allegheny Cnty IDA
Heath Care Facilities RB (Longwood at Oakmont) Series 2011A (LOC: PNC Bank NA)		0.15%		07/02/12	3,355,000	3,355,000

Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	8,810,000	8,810,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.22%		07/06/12	5,445,000	5,445,000

Crawford Cnty IDA
RB (Greenleaf Corp) Series 2007 (LOC: PNC Bank NA)		0.28%		07/06/12	5,870,000	5,870,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.23%		07/06/12	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	6,995,000	6,995,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.19%		07/06/12	7,000,000	7,000,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.18%		07/06/12	1,370,000	1,370,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.48%		07/06/12	560,000	560,000

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B (LIQ: JPMorgan Chase Bank, NA)	a	0.27%		07/06/12	1,005,000	1,005,000

S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.18%		07/06/12	2,710,000	2,710,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.18%		07/06/12	51,750,000	51,750,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.19%		07/06/12	14,990,000	14,990,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.16%		07/06/12	10,195,000	10,195,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.16%		07/06/12	6,600,000	6,600,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		07/06/12	19,695,000	19,695,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.30%		07/06/12	7,650,089	7,650,089

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.16%		07/06/12	8,790,000	8,790,000

S/F Mortgage RB Series 2006-95A (LIQ: Citibank, NA)	a	0.24%		07/06/12	2,345,000	2,345,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.24%		07/06/12	9,760,000	9,760,000

Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	3,430,000	3,430,000

Pennsylvania State Turnpike Commission
Motor License Fund Turnpike Sub Special RB Series 2011B (LIQ: Citibank, NA)	a	0.22%		07/06/12	3,980,000	3,980,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	7,975,000	7,975,000

Philadelphia
Airport Refunding RB Series 2005C1 (LOC: TD Bank NA)		0.16%		07/06/12	3,835,000	3,835,000

Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.16%		07/06/12	17,280,000	17,280,000

Water & Wastewater RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	13,705,000	13,705,000

Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,800,000	10,800,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.37%		07/06/12	2,260,000	2,260,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	4,150,000	4,150,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.17%		07/06/12	27,900,000	27,900,000

						279,845,089

Rhode Island 0.3%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.40%		07/06/12	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.24%		07/06/12	8,560,000	8,560,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.30%		07/06/12	7,350,000	7,350,000

Homeownership Opportunity Bonds Series 58A (LIQ: Barclays Bank Plc)	a	0.22%		07/06/12	9,630,000	9,630,000

Homeownership Opportunity Bonds Series 58A (LIQ: Morgan Stanley Bank NA)	a	0.30%		07/06/12	7,895,000	7,895,000

						38,355,000

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 1.0%
Berkeley Cnty
Industrial Development RB (Nucor Corp) Series 1997		0.24%		07/06/12	12,500,000	12,500,000

Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	9,615,000	9,615,000

Greenville
IDRB (Stevens Aviation Technical Services) Series 1997 (LOC: Wells Fargo Bank, NA)		0.38%		07/06/12	8,300,000	8,300,000

Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	7,410,000	7,410,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.21%		07/06/12	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (SC Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.23%		07/06/12	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.23%		07/06/12	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.23%		07/06/12	25,000,000	25,000,000

South Carolina Public Service Auth
Revenue Obligations Series 2004A (LIQ: Citibank, NA)	a	0.19%		07/06/12	23,760,000	23,760,000

South Carolina Transportation Infrastucture Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	25,050,000	25,050,000

						130,905,000

South Dakota 0.9%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2003B&H, 2004B&2005B (LIQ: State Street Bank & Trust Company, NA)	a	0.30%		07/06/12	1,125,000	1,125,000

Homeownership Mortgage Bonds Series 2003I (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.27%		07/06/12	28,000,000	28,000,000

Homeownership Mortgage Bonds Series 2004C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.27%		07/06/12	20,000,000	20,000,000

Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.25%		07/06/12	9,000,000	9,000,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.27%		07/06/12	41,000,000	41,000,000

Homeownership Mortgage Bonds Series 2005K (LIQ: Barclays Bank Plc)	a	0.24%		07/06/12	4,465,000	4,465,000

Homeownership Mortgage Bonds Series 2005K (LIQ: Citibank, NA)	a	0.24%		07/06/12	5,305,000	5,305,000

Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.22%		07/06/12	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.21%		07/06/12	6,500,000	6,500,000

						120,395,000

Tennessee 1.6%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.19%		07/06/12	6,275,000	6,275,000

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	11,300,000	11,300,000

Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.55%		07/06/12	7,895,000	7,895,000

Pooled Financing RB (TN Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.55%		07/06/12	6,620,000	6,620,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.28%		07/06/12	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.20%		07/06/12	2,200,000	2,200,000

Johnson City Health & Educational Facilities Board
Hospital RB (Mountain States Health Alliance) Series 20011A (LOC: US Bank, NA)		0.19%		07/06/12	14,115,000	14,115,000

Hospital RB (Mountain States Health Alliance) Series 20011B (LOC: PNC Bank NA)		0.19%		07/06/12	13,330,000	13,330,000

Knoxville
Wastewater System RB Series 2005A (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	16,270,000	16,270,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2001A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	11,075,000	11,075,000

Memphis & Shelby Cnty IDB
Exempt Facilities RB (Nucor) Series 2007		0.24%		07/06/12	28,000,000	28,000,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.20%		07/06/12	7,860,000	7,860,000

M/F Housing RB (Jackson Grove Apts) Series 2006A (LOC: BMO Harris Bank NA)		0.21%		07/06/12	10,000,000	10,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.19%		07/06/12	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (TN Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.55%		07/06/12	1,250,000	1,250,000

Pooled Financing RB (TN Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.55%		07/06/12	27,800,000	27,800,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.26%		07/06/12	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing RB (Courtyard Apts I) Series 1997A (LOC: PNC Bank NA)		0.28%		07/06/12	4,000,000	4,000,000

RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.33%		07/06/12	7,495,000	7,495,000

						198,945,000

Texas 6.4%
Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	17,064,000	17,064,000

Water & Wastewater System Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd; Sumitomo Mitsui Banking Corp)		0.16%		07/06/12	5,360,000	5,360,000

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.20%		07/06/12	7,500,000	7,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.20%		07/06/12	33,800,000	33,800,000

Capital Industrial Development Corp
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.26%		07/06/12	4,715,000	4,715,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,000,000	5,000,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	14,610,000	14,610,000

Dallam Cnty Industrial Development Corp
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.20%		07/06/12	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.20%		07/06/12	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.21%		07/06/12	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	13,395,000	13,395,000

Frisco ISD
Unlimited Tax GO Refunding Bonds Series 2011A (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.18%		07/06/12	6,310,000	6,310,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.22%		07/06/12	280,000	280,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2000		0.14%		07/02/12	2,000,000	2,000,000

Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.30%		07/06/12	5,400,000	5,400,000

IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.30%		07/06/12	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.26%		07/06/12	4,000,000	4,000,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare System) Series 2008D3 (LOC: Northern Trust Co)		0.16%		07/06/12	5,000,000	5,000,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	11,000,000	11,000,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.28%		07/06/12	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.20%		07/06/12	7,820,000	7,820,000

Houston
Public Improvement Refunding Bonds Series 2005E & 2006D (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	7,940,000	7,940,000

Houston Combined Utility System
First Lien Refunding RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.18%		07/06/12	9,900,000	9,900,000

First Lien Refunding RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.20%		07/06/12	13,895,000	13,895,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	4,130,000	4,130,000

First Lien Refunding RB Series 2004B3 (LOC: Sumitomo Mitsui Banking Corp)		0.16%		07/06/12	21,200,000	21,200,000

First Lien Refunding RB Series 2009A (LIQ: Citibank, NA)	a	0.18%		07/06/12	4,500,000	4,500,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.21%		07/06/12	9,900,000	9,900,000

Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.24%		07/06/12	12,610,000	12,610,000

Jewett Economic Development Corp
IDRB (Nucor Corp) Series 2003		0.24%		07/06/12	6,200,000	6,200,000

Leander Independent School District, Texas
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.19%		07/06/12	4,950,000	4,950,000

Lower Colorado River Auth
Refunding RB Series 1999A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	4,340,000	4,340,000

Lower Neches Valley Auth
RB (ExxonMobil) Series 2012		0.14%		07/02/12	11,050,000	11,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (CP&L) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	9,045,000	9,045,000

Unlimited Tax Bonds Series 2007A (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.16%		07/06/12	5,455,000	5,455,000

North Texas Tollway Auth
Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.19%		07/06/12	12,715,000	12,715,000

Special Projects System RB Series 2011D (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	10,000,000	10,000,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.16%		07/06/12	9,000,000	9,000,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	17,190,000	17,190,000

Parmer Cnty Industrial Development Corp
RB (Visser Family Trust) Series 2008 (LOC: Wells Fargo Bank, NA)		0.33%		07/06/12	1,600,000	1,600,000

Pasadena ISD
Unlimited Tax GO Bonds Series 2006 (GTY: Texas Permanent School Fund /LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	3,000,000	3,000,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	10,845,000	10,845,000

Red River Education Finance Corp
Higher Education RB (Texas Christian Univ) Series 2007 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	13,695,000	13,695,000

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	11,055,000	11,055,000

San Antonio
Electric & Gas System RB New Series 2005 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	10,270,000	10,270,000

Electric & Gas System RB New Series 2006A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	23,000,000	23,000,000

Electric & Gas System Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	9,020,000	9,020,000

Electric & Gas System Refunding RB New Series 2012 (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	8,330,000	8,330,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.18%		07/06/12	18,555,000	18,555,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.19%		07/06/12	13,575,000	13,575,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	b	0.31%		01/25/13	10,000,000	10,000,000

Hospital RB (Baylor Health Care) Series 2011C (LOC: Northern Trust Co)		0.16%		07/06/12	3,500,000	3,500,000

RB (Texas Health Resources) Series 2008A		0.16%		07/06/12	21,200,000	21,200,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	303,000	303,000

Tarrant Regional Water District
Water Transmission Facilities Contract RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,400,000	12,400,000

Texas
GO Bonds Series 2002A2		0.23%		07/06/12	14,350,000	14,350,000

GO Bonds Series 2006D (LIQ: Sumitomo Mitsui Banking Corp)		0.18%		07/06/12	9,965,000	9,965,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.23%		07/06/12	21,045,000	21,045,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.24%		07/06/12	17,655,000	17,655,000

GO Bonds Series 2012C (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,925,000	9,925,000

GO Refunding Bonds Series 2006 (LIQ: State Street Bank & Trust Company, NA)		0.20%		07/06/12	48,725,000	48,725,000

Texas Dept of Housing & Community Affairs
Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.23%		07/06/12	13,435,000	13,435,000

M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.20%		07/06/12	11,400,000	11,400,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.20%		07/06/12	5,960,000	5,960,000

M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.20%		07/06/12	12,500,000	12,500,000

S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.23%		07/06/12	10,000,000	10,000,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.19%		07/06/12	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.18%		07/06/12	7,170,000	7,170,000

GO Mobility Fund Bonds Series 2007 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	8,721,000	8,721,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.18%		07/06/12	5,700,000	5,700,000

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.26%		07/06/12	5,800,000	5,800,000

Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal) Series 1999 (LOC: Wells Fargo Bank, NA)		0.23%		07/06/12	1,370,000	1,370,000

Waco Educational Finance Auth
RB (Baylor Univ) Series 2012 (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	21,150,000	21,150,000

						820,188,000

Utah 0.4%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.22%		07/06/12	12,100,000	12,100,000

Riverton
Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,000,000	9,000,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.22%		07/06/12	14,225,000	14,225,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.19%		07/06/12	9,708,000	9,708,000

						45,033,000

Vermont 0.5%
Vermont Economic Development Auth
IDRB (Agri-Mark) Series 1999A (LOC: CoBank, ACB)		0.26%		07/06/12	17,000,000	17,000,000

IDRB (Agri-Mark) Series 1999B (LOC: CoBank, ACB)		0.26%		07/06/12	1,000,000	1,000,000

Vermont Student Assistance Corp
Education Loan RB Sr Series 2008B1 (LOC: Bank of New York Mellon)		0.18%		07/06/12	30,000,000	30,000,000

Education Loan RB Sr Series 2008C2 (LOC: State Street Bank & Trust Company, NA)		0.17%		07/06/12	10,800,000	10,800,000

						58,800,000

Virginia 0.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	b	0.30%		01/25/13	6,000,000	6,000,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.19%		07/06/12	3,005,000	3,005,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	3,700,000	3,700,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.30%		01/25/13	10,905,000	10,905,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.26%		01/25/13	16,000,000	16,000,000

Smyth Cnty IDA
Hospital RB (Mountain States Health Alliance) Series 2011C (LOC: US Bank, NA)		0.16%		07/06/12	12,990,000	12,990,000

Hospital RB (Mountain States Health Alliance) Series 2011D (LOC: Mizuho Corporate Bank Ltd)		0.19%		07/06/12	12,675,000	12,675,000

Virginia Commonwealth Transportation Board
Transportation Capital Projects RB Series 2012 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	4,030,000	4,030,000

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2005C1 (LIQ: Citibank, NA)	a	0.24%		07/06/12	5,100,000	5,100,000

Virginia Port Auth
Port Facilities RB Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.22%		07/06/12	6,285,000	6,285,000

						80,690,000

Washington 3.0%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,855,000	7,855,000

Douglas Cnty Development Corp
RB (Executive Flight) Series 1998 (LOC: Bank of America, NA)		0.72%		07/06/12	4,900,000	4,900,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.18%		07/06/12	31,250,000	31,250,000

Sewer RB Series 2011 (LIQ: Citibank, NA)	a,d	0.18%		07/06/12	2,200,000	2,200,000

Sewer Refunding RB Series 2010 (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	17,035,000	17,035,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,950,000	6,950,000

King Cnty Housing Auth
Housing RB (Landmark Apts) Series 2002 (LOC: Bank of America, NA)		0.29%		07/06/12	16,700,000	16,700,000

Olympia
Solid Waste RB (LeMay Enterprises) Series 1999 (LOC: Bank of America, NA)		0.28%		07/06/12	2,120,000	2,120,000

Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade) Series 1996 (LOC: US Bank, NA)		0.21%		07/06/12	3,945,000	3,945,000

Port of Seattle
RB Series 2003B (LIQ: Royal Bank of Canada)	a	0.21%		07/06/12	5,000,000	5,000,000

RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.24%		07/06/12	5,750,000	5,750,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.18%		07/06/12	8,090,000	8,090,000

Seattle Housing Auth
RB (CHHIP & HRG Projects) Series 1996 (LOC: Bank of America, NA)		0.45%		07/06/12	2,810,000	2,810,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,455,000	7,455,000

Washington
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.18%		07/06/12	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.18%		07/06/12	11,690,000	11,690,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,000,000	4,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	6,685,000	6,685,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C (LIQ: Citibank, NA)	a	0.19%		07/06/12	6,370,000	6,370,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.24%		07/06/12	5,155,000	5,155,000

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Specialty Chemical Products) Series 2007 (LOC: Bank of America, NA)		0.32%		07/06/12	20,800,000	20,800,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.28%		07/06/12	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.28%		07/06/12	7,235,000	7,235,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2008D (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,505,000	7,505,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	10,180,000	10,180,000

RB (Seattle Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	13,870,000	13,870,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.21%		07/06/12	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.21%		07/06/12	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.20%		07/06/12	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.20%		07/06/12	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.21%		07/06/12	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens at Queen Anne) Series 2004A (LOC: Fannie Mae)		0.18%		07/06/12	25,180,000	25,180,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.21%		07/06/12	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.23%		07/06/12	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.20%		07/06/12	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.21%		07/06/12	19,940,000	19,940,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.21%		07/06/12	6,750,000	6,750,000

M/F Mortgage RB (Canyon Lakes) Series 1993 (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	3,445,000	3,445,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.21%		07/06/12	6,700,000	6,700,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.21%		07/06/12	4,030,000	4,030,000

Yakima Cnty
IDRB (Cowiche Growers) Series 1998 (LOC: Bank of America, NA)		0.70%		07/06/12	400,000	400,000

						386,250,000

West Virginia 0.9%
Cabell Cnty
Univ Facilities RB (Provident Group-Marshall Properties) Series 2010A (LOC: Bank of America, NA)		0.36%		07/06/12	19,995,000	19,995,000

West Virginia Economic Development Auth
Solid Waste Disposal Facilities Refunding RB (Appalachian Power Co-Mountaineer) Series 2008A (LOC: Mizuho Corporate Bank Ltd)		0.16%		07/06/12	75,000,000	75,000,000

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
West Virginia Housing Development Fund
HFA Bonds Series 2008B (LIQ: Branch Banking & Trust Co)		0.21%		07/06/12	10,000,000	10,000,000

West Virginia Water Development Auth
Water Development RB Series 2005A (GTY/LIQ: US Bank, NA)	a	0.20%		07/06/12	9,110,000	9,110,000

						114,105,000

Wisconsin 0.8%
Oostburg
IDRB (Dutchland Plastics) Series 2007 (LOC: Federal Home Loan Bank)		0.19%		07/06/12	3,040,000	3,040,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.24%		07/06/12	10,000,000	10,000,000

Waukesha Cnty Housing Auth
Housing RB (Alta Mira) Series 2004 (LOC: Federal Home Loan Bank)		0.18%		07/06/12	6,070,000	6,070,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.23%		07/06/12	4,990,000	4,990,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	8,455,000	8,455,000

Transportation RB Series 2007A (GTY/LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	8,070,000	8,070,000

Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	6,620,000	6,620,000

RB (Newcastle Place) Series 2007B (LOC: Bank of America, NA)		0.29%		07/06/12	8,525,000	8,525,000

RB (Upland Hills Health) Series 2006C (LOC: US Bank, NA)		0.19%		07/06/12	9,750,000	9,750,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B (LOC: BMO Harris Bank NA)		0.18%		07/06/12	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.24%		07/06/12	1,705,000	1,705,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.28%		07/06/12	6,070,000	6,070,000

Housing RB Series 2008E (LIQ: JPMorgan Chase Bank, NA)		0.28%		07/06/12	2,985,000	2,985,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.18%		07/06/12	12,000,000	12,000,000

						103,280,000

Wyoming 0.3%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.28%		07/06/12	11,400,000	11,400,000

Wyoming Community Development Auth
Housing RB 2005 Series 2 (LIQ: Fannie Mae; Freddie Mac)		0.20%		07/06/12	3,670,000	3,670,000

Housing RB 2005 Series 7 (LIQ: Fannie Mae; Freddie Mac)		0.20%		07/06/12	3,855,000	3,855,000

Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.40%		07/06/12	4,955,000	4,955,000

Wyoming Student Loan Corp
Refunding RB Sr Series 2010A1 (LOC: Royal Bank of Canada)		0.17%		07/06/12	475,000	475,000

Refunding RB Sr Series 2010A3 (LOC: Royal Bank of Canada)		0.17%		07/06/12	20,000,000	20,000,000

						44,355,000

Other Investments 13.0%
BlackRock Muni New York Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	14,500,000	14,500,000

BlackRock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	8,500,000	8,500,000

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BlackRock Municipal Intermediate Duration Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	65,600,000	65,600,000

BlackRock MuniHoldings Investment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.43%		07/06/12	44,000,000	44,000,000

BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.43%		07/06/12	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.43%		07/06/12	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.43%		07/06/12	92,500,000	92,500,000

BlackRock MuniYield Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	79,000,000	79,000,000

BlackRock New York Municipal Income Quality Trust
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	20,000,000	20,000,000

BlackRock New York Municipal Income Trust II
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	16,800,000	16,800,000

Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.38%		07/06/12	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank AG)	a	0.31%		07/06/12	98,000,000	98,000,000

Nuveen Insured Municipal Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	150,000,000	150,000,000

Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank AG)	a	0.30%		07/06/12	29,000,000	29,000,000

Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank AG)	a	0.31%		07/06/12	119,500,000	119,500,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		07/06/12	36,500,000	36,500,000

Nuveen Municipal Advantage Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	177,400,000	177,400,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank AG)	a	0.35%		07/06/12	80,000,000	80,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	30,000,000	30,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	20,000,000	20,000,000

52 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen New York Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	20,000,000	20,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank AG)	a	0.32%		07/06/12	20,000,000	20,000,000

Nuveen New York Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	31,000,000	31,000,000

Nuveen New York Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.28%		07/06/12	31,000,000	31,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	12,000,000	12,000,000

Nuveen Premier Insured Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	24,000,000	24,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		07/06/12	14,000,000	14,000,000

Nuveen Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		07/06/12	87,000,000	87,000,000

Nuveen Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	100,000,000	100,000,000

Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.30%		07/06/12	89,500,000	89,500,000

						1,661,900,000

Total Variable-Rate Securities
(Cost $9,743,639,589)						9,743,639,589

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $12,927,487,626.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,349,567,589 or 41.9% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $132,600,000 or 1.0% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes 53

 Schwab Municipal Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

54 See financial notes

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$12,927,487,626
Cash		70,623
Receivables:
Investments sold		108,527,897
Interest		10,587,946
Fund shares sold		5,328,402
Prepaid expenses	+	19,540

Total assets		13,052,022,034

Liabilities

Payables:
Investments bought		273,030,941
Investment adviser and administrator fees		234,910
Fund shares redeemed		4,169,456
Distributions to shareholders		50,678
Accrued expenses	+	172,768

Total liabilities		277,658,753

Net Assets

Total assets		13,052,022,034
Total liabilities	−	277,658,753

Net assets		$12,774,363,281

Net Assets by Source
Capital received from investors		12,773,914,493
Net realized capital gains		448,788

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$9,709,110,496		9,708,662,102		$1.00
Value Advantage Shares	$818,664,626		818,625,863		$1.00
Select Shares	$448,335,160		448,313,819		$1.00
Institutional Shares	$1,798,252,999		1,798,166,237		$1.00

See financial notes 55

 Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$15,496,661

Expenses

Investment adviser and administrator fees		21,022,028
Shareholder service fees:
Sweep Shares		17,464,436
Value Advantage Shares		951,210
Select Shares		522,818
Institutional Shares		2,125,755
Registration fees		239,872
Portfolio accounting fees		206,487
Custodian fees		136,382
Shareholder reports		128,152
Professional fees		56,558
Trustees’ fees		34,769
Transfer agent fees		25,268
Interest expense		2,973
State filing fee reimbursement (Note 5)		(62,281)
Other expenses	+	160,403

Total expenses		43,014,830
Expense reduction by CSIM and/or Schwab[1]	−	28,179,421
Custody credits	−	731

Net expenses	−	14,834,678

Net investment income		661,983

Realized Gains (Losses)

Net realized gains on investments		448,788

Increase in net assets resulting from operations		$1,110,771

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $62,281 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 5 for additional information.

56 See financial notes

 Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$661,983	$2,893,955
Net realized gains	+	448,788	1,325,624

Increase in net assets from operations		1,110,771	4,219,579

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(498,496)	(992,877)
Value Advantage Shares		(43,194)	(102,016)
Select Shares		(23,742)	(78,716)
Institutional Shares	+	(96,551)	(1,720,346)

Total distributions from net investment income		(661,983)	(2,893,955)

Distributions from net realized gains
Sweep Shares		—	(408,783)
Value Advantage Shares		—	(36,014)
Select Shares		—	(20,607)
Institutional Shares	+	—	(83,103)

Total distributions from net realized gains		—	(548,507)

Total distributions		(661,983)	(3,442,462)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		15,596,069,470	36,709,932,761
Value Advantage Shares		108,455,037	285,623,183
Select Shares		52,030,497	160,271,452
Institutional Shares	+	190,775,671	1,704,442,844

Total shares sold		15,947,330,675	38,860,270,240

Shares Reinvested
Sweep Shares		438,737	1,357,933
Value Advantage Shares		26,026	124,660
Select Shares		15,858	80,189
Institutional Shares	+	71,856	1,436,011

Total shares reinvested		552,477	2,998,793

Shares Redeemed
Sweep Shares		(16,107,956,974)	(36,349,101,125)
Value Advantage Shares		(207,396,145)	(573,723,632)
Select Shares		(120,673,586)	(355,146,579)
Institutional Shares	+	(472,489,630)	(2,458,761,287)

Total shares redeemed		(16,908,516,335)	(39,736,732,623)

Net transactions in fund shares		(960,633,183)	(873,463,590)

Net Assets

Beginning of period		13,734,547,676	14,607,234,149
Total decrease	+	(960,184,395)	(872,686,473)

End of period		$12,774,363,281	$13,734,547,676

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 57

Schwab AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Sweep Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.02		0.23		1.78	3.07

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3,4,5]	0.29	[4]	0.36	[4]	0.55	[4,6]	0.63 [6]	0.63
Gross operating expenses	0.63	[3,5]	0.69		0.70		0.73		0.74	0.75
Net investment income (loss)	0.01	[3]	0.01		0.01		0.20		1.74	3.02
Net assets, end of period ($ x 1,000,000)	2,874		3,139		2,940		2,899		2,446	1,680

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Value Advantage Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.02		0.33		1.95	3.26

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3,4,5]	0.29	[4]	0.36	[4]	0.45	[4,7]	0.46 [7]	0.45
Gross operating expenses	0.50	[3,5]	0.56		0.57		0.60		0.61	0.63
Net investment income (loss)	0.01	[3]	0.01		0.01		0.30		1.88	3.19
Net assets, end of period ($ x 1,000,000)	693		791		1,066		1,950		1,901	1,224

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 5)
6 The ratio of net operating expenses would have been 0.54% for 2009 and 0.62% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
7 The ratio of net operating expenses would have been 0.43% for 2009 and 0.45% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

58 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

25.3%		Fixed-Rate Securities	902,453,871	902,453,871
75.8%		Variable-Rate Securities	2,702,914,500	2,702,914,500

101.1%		Total Investments	3,605,368,371	3,605,368,371
(1	.1)%	Other Assets and Liabilities, Net		(37,963,196)

100.0%		Net Assets		3,567,405,175

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 25.3% of net assets

Alabama 0.3%
Huntsville Health Care Auth
CP Notes		0.17%		08/03/12	10,000,000	10,000,000

Alaska 0.1%
North Slope Borough
GO Bonds Series 2010A		3.00%		06/30/12	3,000,000	3,000,000

Arizona 0.6%
Phoenix Civic Improvement Corp
Wastewater System Revenue BAN Series 2009 (LOC: Bank of America, NA)		0.27%		07/17/12	10,000,000	10,000,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	10,775,000	10,775,000

						20,775,000

California 4.4%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.26%		08/06/12	30,000,000	30,000,000

RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		11/08/12	14,500,000	14,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.23%		09/20/12	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2004K		0.25%		03/14/13	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2009B2	d	0.26%		02/05/13	45,000,000	45,000,000

RB (Kaiser Permanente) Series 2009B3		0.25%		11/01/12	34,700,000	34,700,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	655,000	655,000

East Bay Municipal Utility District
Water System Extendible CP		0.22%	08/14/12	03/15/13	11,400,000	11,400,000

See financial notes 59

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.28%		01/24/13	6,975,000	6,975,000

						156,430,000

Colorado 0.2%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009A		3.00%		07/01/12	785,000	785,000

RB (Catholic Health Initiatives) Series 2009B1		5.00%		11/08/12	2,000,000	2,033,070

Park 70 Metropolitan District
GO Bonds Series 2008 (LOC: US Bank, NA)		0.80%		12/01/12	3,965,000	3,965,000

						6,783,070

Delaware 0.4%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2003		5.25%		10/01/12	1,300,000	1,315,661

RB (Christiana Care Health Services) Series 2010C		0.19%		07/25/12	12,500,000	12,500,000

						13,815,661

District of Columbia 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2009C		5.00%		12/01/12	845,000	861,251

Washington Convention & Sports Auth
Sr Lien Dedicated Tax RB (Convention Center Hotel) Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.30%		01/24/13	16,460,000	16,460,000

						17,321,251

Florida 2.2%
Escambia Cnty Health Facilities Auth
RB (Ascension Health) Series 2003A		5.25%		11/15/12	150,000	152,691

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2003A		5.00%		07/01/12	320,000	320,000

Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2005B		6.38%		07/01/12	1,100,000	1,100,000

Right-of-Way Acquisition & Bridge Construction Refunding Bonds Series 2006A		4.00%		07/01/12	200,000	200,000

Turnpike RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		07/19/12	11,935,000	11,935,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health /Sunbelt) Series 2002		3.95%		09/01/12	2,125,000	2,137,541

Hillsborough Cnty
CP Series A (LOC: State Street Bank & Trust Company, NA)		0.18%		07/12/12	8,110,000	8,110,000

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.18%		09/05/12	25,000,000	25,000,000

Electric System Sub RB Series 2009D		5.00%		10/01/12	500,000	505,802

Electric System Sub RB Series 2010B		3.00%		10/01/12	1,025,000	1,031,644

Orlando Utilities Commission
Utility System RB Series 2007		5.00%		10/01/12	500,000	505,892

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.27%		10/18/12	10,115,000	10,115,000

Utility System Refunding RB Series 2009C		5.00%		10/01/12	1,000,000	1,011,672

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.38%		12/06/12	14,820,000	14,820,000

						76,945,242

60 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 0.0%
Georgia
GO Bonds Series 2008B		5.00%		07/01/12	200,000	200,000

Hawaii 0.1%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/12	160,000	160,000

GO Bonds Series 2009C		4.00%		04/01/13	2,035,000	2,092,000

						2,252,000

Illinois 0.3%
Chicago
GO Refunding Bonds Series 2005B		5.00%		01/01/13	840,000	859,141

Sales Tax RB Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	3,735,000	3,735,000

Illinois Health Facilities Auth
Refunding RB (Univ of Chicago Hospitals & Health System) Series 2003		5.00%		08/15/12	2,705,000	2,719,840

Illinois Regional Transportation Auth
GO Bonds Series 2000A		6.25%		07/01/12	3,345,000	3,345,000

						10,658,981

Kansas 0.2%
Wyandotte Cnty/Kansas City Unified Government
Utility System Refunding RB Series 2004		5.65%		09/01/12	8,930,000	9,008,584

Kentucky 0.8%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	29,995,000	29,995,000

Louisiana 0.1%
St. John the Baptist Parish
RB (Marathon Oil Corp) Series 2007A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	4,675,000	4,675,000

Maryland 0.8%
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health) Series E (LOC: Bank of America, NA)		0.22%		07/17/12	10,000,000	10,000,000

CP Revenue Notes (John Hopkins Health) Series E (LOC: Bank of America, NA)		0.21%		07/19/12	8,000,000	8,000,000

CP Revenue Notes (John Hopkins Health) Series F (LOC: Bank of America, NA)		0.21%		07/18/12	10,000,000	10,000,000

						28,000,000

Massachusetts 0.0%
Massachusetts
GO Bonds Consolidated Loan Series 2002D		5.25%		08/01/12	445,000	446,829

GO Bonds Consolidated Loan Series 2007C		4.00%		08/01/12	250,000	250,765

						697,594

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Michigan 0.5%
Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.30%		01/17/13	8,205,000	8,205,000

Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4		1.35%		04/01/13	175,000	176,372

Sub RB (Ascension Health) Series 2005A4		5.00%		11/01/12	9,690,000	9,838,376

						18,219,748

Nevada 0.3%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	4,795,000	4,795,000

Las Vegas Valley Water District
GO Limited Tax Water CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.20%		08/08/12	3,000,000	3,000,000

Nevada System of Higher Education
Univ RB Series 2011A		3.00%		07/01/12	4,225,000	4,225,000

						12,020,000

New Jersey 0.4%
Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2011		2.00%		10/10/12	4,400,000	4,418,482

Cherry Hill Township
General & Sewer Capital BAN Series 2011		1.50%		10/17/12	6,850,000	6,871,930

Stafford Township
BAN 2012		1.50%		05/21/13	2,426,500	2,451,166

						13,741,578

New York 3.2%
Baldwinsville Central SD
BAN 2011		1.25%		07/26/12	8,750,000	8,755,015

Grand Island
BAN 2011		1.25%		10/17/12	7,380,000	7,397,775

Metropolitan Transportation Auth
Transportation RB Series 2008B1		2.00%		11/15/12	10,000,000	10,057,795

Transportation RB Series 2011D		2.50%		11/15/12	8,430,000	8,496,307

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.20%		08/10/12	4,760,000	4,760,000

New York City
GO Bonds Fiscal 2003 Series B		5.50%		08/01/12	1,000,000	1,004,454

GO Bonds Fiscal 2003 Series C		5.50%		08/01/12	100,000	100,429

GO Bonds Fiscal 2004 Series A		5.00%		08/01/12	205,000	205,803

GO Bonds Fiscal 2004 Series G		5.00%		08/01/12	755,000	757,872

GO Bonds Fiscal 2005 Series H		5.00%		08/01/12	250,000	250,984

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/13	100,000	102,294

GO Bonds Fiscal 2007 Series D		5.00%		02/01/13	370,000	380,172

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/12	300,000	301,181

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/12	285,000	288,283

GO Bonds Fiscal 2008 Series C1 (ESCROW)		5.00%		10/01/12	15,000	15,173

GO Bonds Fiscal 2008 Series E		5.00%		08/01/12	640,000	642,521

GO Bonds Fiscal 2008 Series G		5.00%		08/01/12	500,000	501,915

GO Bonds Fiscal 2008 Series I1		4.00%		02/01/13	100,000	102,018

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2011 Series B		4.00%		08/01/12	1,475,000	1,479,511

New York City Municipal Water Finance Auth
CP Series 6		0.20%		08/03/12	10,000,000	10,000,000

Extendible CP Series 7		0.24%		08/22/12	10,000,000	10,000,000

New York Liberty Development Corp
Liberty Refunding RB (World Trade Center Towers 3&4) Series 2011A (ESCROW)		0.28%		11/08/12	20,000,000	20,000,000

New York State Dormitory Auth
Mental Health Services Facilities RB Series 1996B		6.00%		08/15/12	200,000	201,337

New York State Thruway Auth
General Revenue BAN Series 2011A		2.00%		07/12/12	15,000,000	15,007,409

New York State Urban Development Corp
Service Contract Refunding RB Series 2010B		5.00%		01/01/13	450,000	460,507

State Personal Income Tax RB Series 2011A		5.00%		03/15/13	160,000	165,170

North Tonawanda SD
BAN 2011		1.25%		09/20/12	4,964,000	4,973,485

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2009A1		4.00%		11/15/12	500,000	506,623

Warwick Valley CSD
BAN 2011		1.25%		07/20/12	7,000,000	7,002,566

						113,916,599

Ohio 1.0%
Cuyahoga Cnty
RB (Cleveland Clinic) Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)		0.19%		08/08/12	12,165,000	12,165,000

Ohio
BAN Series 2012A		0.35%		05/30/13	15,000,000	15,000,000

Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale Public Infrastructure) Series 2006 (LOC: US Bank, NA)		0.65%		02/01/13	8,575,000	8,575,000

						35,740,000

Pennsylvania 0.3%
Univ of Pittsburgh
PITT Asset Notes Series 2012		2.00%		07/02/13	5,000,000	5,089,599

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A (LOC: Wells Fargo Bank, NA)		0.47%	07/01/12	07/01/13	4,350,000	4,350,000

						9,439,599

South Carolina 0.3%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2009D		5.00%		01/01/13	1,155,000	1,181,665

Refunding Revenue Obligations Series 2010B		5.00%		01/01/13	1,900,000	1,944,885

Refunding Revenue Obligations Series 2002D		5.25%		01/01/13	980,000	1,004,100

Revenue Obligations Refunding Series 2002A (ESCROW)		5.50%		07/01/12	3,190,000	3,221,900

Revenue Obligations Series 2009E		3.00%		01/01/13	600,000	608,039

Revenue Obligations Series 2009E		5.00%		01/01/13	1,900,000	1,944,445

Revenue Refunding Obligations Series 2007B		5.00%		01/01/13	100,000	102,291

						10,007,325

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Tennessee 0.4%
Metro Government of Nashville & Davidson Cnty
Water & Sewer Revenue CP Series A (LIQ: US Bank, NA)		0.20%		08/07/12	15,000,000	15,000,000

Texas 7.7%
Austin
Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a,d	0.27%		11/29/12	20,115,000	20,115,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: Texas Permanent School Fund)		5.00%		02/15/13	475,000	488,560

Dallas
GO CP Notes Series 2010A (LIQ: JPMorgan Chase Bank, NA)		0.25%		08/08/12	5,000,000	5,000,000

GO CP Notes Series 2010B (LIQ: US Bank, NA)		0.25%		08/08/12	5,000,000	5,000,000

GO CP Notes Series 2010C (LIQ: Wells Fargo Bank, NA)		0.25%		08/08/12	1,000,000	1,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; California State Teachers Retirement Systems)		0.21%		07/27/12	16,645,000	16,645,000

Dallas ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: Texas Permanent School Fund)		4.00%		02/15/13	275,000	281,152

Dallas-Fort Worth International Airport
Joint Revenue Improvement Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	24,830,000	24,830,000

Dickinson ISD
Unlimited Tax GO Bonds Series 2008A (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)		0.50%		08/01/12	6,200,000	6,199,994

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2011A		2.00%		08/15/12	6,000,000	6,012,585

Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.20%		07/19/12	12,910,000	12,910,000

Unlimited Tax Road Refunding Bonds Series 2011A		2.00%		10/01/12	1,000,000	1,004,425

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.28%		07/10/12	20,000,000	20,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		10/03/12	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.28%		08/06/12	7,000,000	7,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.22%		11/08/12	6,480,000	6,480,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.20%		08/08/12	10,000,000	10,000,000

Houston Combined Utility System
CP Series B1 (LOC: JPMorgan Chase Bank, NA)		0.25%		07/19/12	10,000,000	10,000,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund)		5.00%		02/15/13	475,000	488,811

Jefferson Cnty Industrial Development Corp
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.45%		09/27/12	38,700,000	38,700,000

Lower Colorado River Auth
CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.19%		07/11/12	11,375,000	11,375,000

San Antonio
Electric & Gas Systems RB New Series 2006A		5.00%		02/01/13	250,000	256,708

Electric & Gas Systems Refunding RB New Series 2003		5.25%		02/01/13	720,000	740,448

Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/13	1,050,000	1,081,794

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		07/19/12	9,038,000	9,038,000

Water System Refunding RB Series 2011A		3.00%		05/15/13	650,000	665,274

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.27%		10/11/12	17,555,000	17,555,000

Texas
TRAN Series 2011A		2.50%		08/30/12	1,700,000	1,706,044

Texas Municipal Power Agency
CP Notes Series 2005 (LOC: Bank of America, NA; JPMorgan Chase Bank, NA)		0.20%		08/03/12	21,000,000	21,000,000

Texas Public Finance Auth
Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.19%		08/08/12	1,000,000	1,000,000

Revenue CP Notes Series 2003 (LIQ: Barclays Bank Plc)		0.20%		08/21/12	6,360,000	6,360,000

United ISD
Unlimited Tax Refunding Bonds Series 2012 (GTY: Texas Permanent School Fund)		2.00%		08/15/12	575,000	576,192

						275,509,987

Washington 0.2%
Energy Northwest
Electric Refunding RB (Columbia Generating Station) Series 2003A		5.50%		07/01/12	950,000	950,000

Electric Refunding RB (Columbia Generating Station) Series 2008D		5.00%		07/01/12	310,000	310,000

Electric Refunding RB (Project No. 1) Series 2006A		5.00%		07/01/12	395,000	395,000

Electric Refunding RB (Project No. 1) Series 2010A		3.00%		07/01/12	100,000	100,000

Electric Refunding RB (Project No. 2) Series 1992A		6.30%		07/01/12	350,000	350,000

Electric Refunding RB (Project No. 3) Series 2003A		5.50%		07/01/12	970,000	970,000

Electric Refunding RB (Project No. 3) Series 2008D		5.00%		07/01/12	1,025,000	1,025,000

Port of Seattle
Refunding RB Series 2011A		2.00%		09/01/12	1,680,000	1,684,812

Washington
GO Bonds Series 2005A		5.00%		07/01/12	785,000	785,000

GO Bonds Series 2005D		5.00%		01/01/13	200,000	204,597

GO Bonds Series 2008C		4.25%		01/01/13	270,000	275,198

GO Refunding Bonds Series R2006A		5.00%		07/01/12	1,000,000	1,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/12	150,000	150,000

Motor Vehicle Fuel Tax GO Refunding Bonds Series R2004D		4.50%		01/01/13	100,000	102,045

						8,301,652

Total Fixed-Rate Securities
(Cost $902,453,871)						902,453,871

Variable-Rate Securities 75.8% of net assets

Alabama 5.9%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	6,503,000	6,503,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.17%		07/06/12	11,515,000	11,515,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.17%		07/06/12	39,210,000	39,210,000

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.21%		07/06/12	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.30%		07/06/12	6,180,000	6,180,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Svenska Handelsbanken AB)		0.26%		07/06/12	30,000,000	30,000,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: JPMorgan Chase Bank, NA)		0.25%		07/06/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.25%		07/06/12	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011A (LOC: JPMorgan Chase Bank, NA)	d	0.25%		07/06/12	30,000,000	30,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.20%		07/06/12	25,000,000	25,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011I (LOC: Bank of Nova Scotia)		0.20%		07/06/12	12,000,000	12,000,000

						209,063,000

Arizona 1.2%
Apache Cnty IDA
IDRB (Tucson Electric Power) Series 1983A (LOC: US Bank, NA)		0.17%		07/06/12	11,800,000	11,800,000

Arizona School Facilities Board
State School Improvement Refunding RB Series 2005 (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	9,900,000	9,900,000

Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	6,695,000	6,695,000

Chandler IDA
RB (Tri-City Baptist Church) Series 2010 (LOC: Comerica Bank)		0.23%		07/06/12	4,800,000	4,800,000

Maricopa Cnty IDA
Sr Living Facilities Refunding RB (Christian Care Retirements Apts) Series 2005A (LOC: Fannie Mae)		0.17%		07/06/12	10,735,000	10,735,000

						43,930,000

Arkansas 0.2%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.20%		07/06/12	8,000,000	8,000,000

California 3.9%
Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	8,870,000	8,870,000

California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011A (LOC: Union Bank, NA)		0.16%		07/06/12	10,600,000	10,600,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.24%		07/06/12	3,600,000	3,600,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.20%		07/06/12	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.21%		07/06/12	11,915,000	11,915,000

California Statewide Communities Development Auth
RB (Sea Crest School) Series 2008 (LOC: Comerica Bank)		0.28%		07/06/12	4,365,000	4,365,000

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Los Angeles Cnty Museum of Art) Series 2008A (LOC: Union Bank, NA)		0.14%		07/06/12	3,330,000	3,330,000

Coast Community College District
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.16%		07/06/12	17,675,000	17,675,000

Los Angeles Cnty Metropolitan Transportation Auth
Second Sr Sales Tax RB Series 2004A (LIQ: Citibank, NA)	a	0.20%		07/02/12	1,400,000	1,400,000

Los Angeles Community College District
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.21%		07/06/12	8,700,000	8,700,000

Los Angeles USD
GO Bonds Series 2009D&2009I (LIQ: Citibank, NA)	a	0.21%		07/06/12	13,005,000	13,005,000

GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.17%		07/06/12	5,000,000	5,000,000

Los Angeles Wastewater System
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.20%		07/06/12	8,185,000	8,185,000

Oxnard Financing Auth
Lease RB Series 2006 (LOC: Union Bank, NA)		0.17%		07/06/12	10,720,000	10,720,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.17%		07/06/12	10,290,000	10,290,000

Peralta Community College District
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	14,500,000	14,500,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	2,025,000	2,025,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.20%		07/02/12	800,000	800,000

						140,265,000

Colorado 2.8%
Aspen Valley Hospital District
RB Series 2003 (LOC: Federal Home Loan Bank)		0.18%		07/06/12	10,335,000	10,335,000

Buffalo Ridge Metropolitan District
GO Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.19%		07/06/12	9,210,000	9,210,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.19%		07/06/12	6,000,000	6,000,000

Refunding RB (Nature Conservancy) Series 2012		0.18%		07/06/12	11,600,000	11,600,000

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C3 (LIQ: Citibank, NA)	a,c	0.21%		07/06/12	13,015,000	13,015,000

Colorado Springs
Hospital (Memorial Health) Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	5,340,000	5,340,000

Commerce City Northern Infrastructure General Improvement District
GO Bonds Series 2006 (LOC: US Bank, NA)		0.19%		07/06/12	1,250,000	1,250,000

GO Bonds Series 2008 (LOC: US Bank, NA)		0.19%		07/06/12	8,625,000	8,625,000

Lafayette
M/F Housing RB (The Traditions At Lafayette) Series 2011A (LOC: Wells Fargo Bank, NA)		0.21%		07/06/12	6,700,000	6,700,000

Meridian Ranch Metropolitan District
GO Limited Tax Refunding Bonds Series 2009 (LOC: US Bank, NA)		0.19%		07/06/12	3,110,000	3,110,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.19%		07/06/12	900,000	900,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Dr) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.22%		07/06/12	10,000,000	10,000,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.20%		07/06/12	8,000,000	8,000,000

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.16%		07/06/12	6,150,000	6,150,000

						100,235,000

Connecticut 0.1%
Connecticut
GO Bonds Series 2005D (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	3,590,000	3,590,000

Connecticut HFA
Housing Mortgage Finance Program Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.19%		07/02/12	1,715,000	1,715,000

						5,305,000

District of Columbia 1.4%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.30%		07/06/12	3,305,000	3,305,000

District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: Citibank, NA)	a	0.21%		07/06/12	18,590,000	18,590,000

Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.21%		07/06/12	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.17%		07/06/12	10,890,000	10,890,000

						50,482,000

Florida 5.9%
Collier Cnty Educational Facilities Auth
Limited Obligation RB (Ave Maria Univ) Series 2006 (LOC: Comerica Bank)		0.19%		07/02/12	8,750,000	8,750,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.20%		07/06/12	6,335,000	6,335,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.16%		07/06/12	9,990,000	9,990,000

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2006C&G (LIQ: Citibank, NA)	a	0.20%		07/06/12	3,375,000	3,375,000

Jacksonville
Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,380,000	5,380,000

Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal HS) Series 2002 (LOC: Bank of America, NA)		0.39%		07/06/12	4,945,000	4,945,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	6,220,000	6,220,000

Water & Sewer System Sub RB Series 2008B1 (LIQ: State Street Bank & Trust Company, NA)	c	0.16%		07/06/12	17,285,000	17,285,000

Miami-Dade Cnty
Water & Sewer System RB Series 2010 (LIQ: Citibank, NA)	a	0.21%		07/06/12	13,000,000	13,000,000

Miami-Dade Cnty IDA
RB (United Way) Series 2008 (LOC: Federal Home Loan Bank)		0.19%		07/06/12	10,715,000	10,715,000

RB (Univ of Miami Life Science & Technology Park) Series 2010 (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	20,000,000	20,000,000

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Orlando Utilities Commission
Utility System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	13,840,000	13,840,000

Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	14,790,000	14,790,000

Utility System Refunding RB Series 2011A	b	0.29%		01/25/13	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.25%		07/06/12	3,385,000	3,385,000

Refunding RB (Pine Crest Preparatory School) Series 2008 (LOC: Bank of America, NA)		0.33%		07/06/12	17,400,000	17,400,000

Polk Cnty
Utility System RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	14,305,000	14,305,000

South Florida Water Management District
COP Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	4,000,000	4,000,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	21,995,000	21,995,000

Univ of South Florida Research Foundation
RB Series 2004A (LOC: Bank of America, NA)		0.37%		07/06/12	5,000,000	5,000,000

						210,710,000

Georgia 0.9%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.25%		07/06/12	25,000,000	25,000,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	4,623,000	4,623,000

GO Refunding Bonds Series 2005B (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	1,420,000	1,420,000

Georgia Ports Auth
RB (Garden City Terminal) Series 2007 (LOC: Branch Banking & Trust Co)		0.19%		07/06/12	1,610,000	1,610,000

						32,653,000

Hawaii 0.4%
Hawaii
RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	6,200,000	6,200,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.18%		07/06/12	4,900,000	4,900,000

Honolulu
GO Bonds Series 2005AC&D (LIQ: Citibank, NA)	a	0.20%		07/06/12	2,320,000	2,320,000

						13,420,000

Idaho 0.3%
Shoshone Cnty Industrial Development Corp
Recovery Zone Facility RB (Essential Metals Corp) Series 2010A (LOC: Bank of Montreal)		0.23%		07/06/12	11,600,000	11,600,000

Illinois 7.1%
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.24%		07/06/12	9,050,000	9,050,000

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.24%		07/06/12	5,000,000	5,000,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.43%		07/06/12	7,425,000	7,425,000

Chicago
General Airport (O’Hare) Third Lien RB Series 2005D (LOC: Barclays Bank Plc)		0.17%		07/06/12	4,500,000	4,500,000

GO Bonds (City Colleges of Chicago) Series 1999 (LIQ: Deutsche Bank AG)	a	0.24%		07/06/12	5,060,000	5,060,000

GO Project & Refunding Bonds Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	215,000	215,000

GO Project & Refunding Bonds Series 2007A (LIQ: Barclays Bank Plc)	a	0.21%		07/06/12	15,000,000	15,000,000

GO Refunding Bonds Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.28%		07/06/12	5,000,000	5,000,000

Chicago Board of Education
Unlimited Tax GO Refunding Bonds Series 2009A2 (LOC: Northern Trust Co)		0.16%		07/06/12	5,900,000	5,900,000

Unlimited Tax GO Refunding Bonds Series 2010F (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	15,355,000	15,355,000

Cook Cnty
RB (Catholic Theological Union) Series 2005 (LOC: BMO Harris Bank NA)		0.21%		07/06/12	1,490,000	1,490,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	13,795,000	13,795,000

Hopedale
RB (Hopedale Medical Foundation) Series 2009 (LOC: Federal Home Loan Bank)		0.23%		07/06/12	3,975,000	3,975,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.28%		07/06/12	975,000	975,000

RB (Advocate Health Care) Series 2011B	b	0.30%		01/25/13	11,900,000	11,900,000

RB (Chicago Symphony Orchestra) Series 1994 (LOC: Northern Trust Co)	c	0.17%		07/06/12	18,300,000	18,300,000

RB (Elim Christian Services) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.23%		07/06/12	14,400,000	14,400,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.22%		07/06/12	15,635,000	15,635,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.19%		07/06/12	1,395,000	1,395,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.19%		07/06/12	2,500,000	2,500,000

RB (Lake Forest Country Day School) Series 2005 (LOC: Northern Trust Co)		0.19%		07/06/12	3,000,000	3,000,000

RB (Loyola Academy) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	11,500,000	11,500,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.24%		07/06/12	4,700,000	4,700,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	1,160,000	1,160,000

RB (St. Pauls House) Series 1995 (LOC: Bank of America, NA)		0.43%		07/06/12	4,095,000	4,095,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	9,560,000	9,560,000

RB (Univ of Chicago) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	2,185,000	2,185,000

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.27%		07/06/12	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.33%		07/06/12	6,665,000	6,665,000

GO Bonds Series 2003A (LIQ: Citibank, NA)	a	0.19%		07/06/12	8,330,000	8,330,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.20%		07/06/12	9,900,000	9,900,000

Will Cnty Community High School District No. 210
GO School Bonds (Lincoln-Way) Series 2006 (LIQ: Deutsche Bank AG)	a,c	0.25%		07/06/12	16,655,000	16,655,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	11,705,000	11,705,000

						254,930,000

Indiana 2.9%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.19%		07/06/12	28,500,000	28,500,000

Health System RB (Sisters of St. Francis) Series 2009A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	10,000,000	10,000,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012C (LOC: Bank of Nova Scotia)		0.16%		07/06/12	10,000,000	10,000,000

RB (Ascension Health) Series 2008E4		0.16%		07/06/12	2,425,000	2,425,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	8,500,000	8,500,000

Indiana Health Facility Financing Auth
RB (Memorial Hospital) Series 2004A (LOC: PNC Bank NA)		0.20%		07/06/12	15,180,000	15,180,000

Sr Living RB (Greencroft) Series 2000 (LOC: Bank of America, NA)		0.29%		07/06/12	11,130,000	11,130,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)	c	0.17%		07/06/12	9,000,000	9,000,000

Pollution Control Refunding RB (American Electric Power) Series 1995B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)	c	0.17%		07/06/12	9,000,000	9,000,000

						103,735,000

Iowa 2.0%
Iowa Finance Auth
Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	24,750,000	24,750,000

Midwestern Disaster Area RB (Archer Daniels Midland) Series 2011		0.19%		07/06/12	16,000,000	16,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.23%		07/06/12	19,000,000	19,000,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.20%		07/06/12	10,000,000	10,000,000

						69,750,000

Kansas 0.2%
Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.18%		07/06/12	5,375,000	5,375,000

Kentucky 0.4%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	b	0.28%		01/25/13	14,300,000	14,300,000

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Louisiana 1.3%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.31%		07/06/12	15,000,000	15,000,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.24%		07/06/12	6,562,500	6,562,500

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.18%		07/02/12	5,505,000	5,505,000

RB (Tiger Athletic Foundation) Series 1999 (LOC: Federal Home Loan Bank)		0.18%		07/06/12	10,000,000	10,000,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.24%		07/06/12	3,525,000	3,525,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.24%		07/06/12	5,320,000	5,320,000

						45,912,500

Maine 0.3%
Maine Finance Auth
RB (Jackson Laboratory) Series 2002 (LOC: Bank of America, NA)	c	0.47%		07/06/12	12,100,000	12,100,000

Maryland 1.2%
Maryland Health & Higher Educational Facilities Auth
RB (Ascension Health) Series 2012B (LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	5,000,000	5,000,000

Maryland Industrial Development Financing Auth
RB (McDonogh School) Series 2005 (LOC: Manufacturers & Traders Trust Co)		0.18%		07/06/12	9,760,000	9,760,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.18%		07/06/12	4,555,000	4,555,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.37%		07/06/12	5,300,000	5,300,000

Refunding RB (Trinity Health) Series 2011MD (LIQ: Citibank, NA)	a	0.19%		07/06/12	6,665,000	6,665,000

Washington Cnty
RB (LSN\TLS) Series 2003E (LOC: PNC Bank NA)		0.17%		07/06/12	9,965,000	9,965,000

						41,245,000

Massachusetts 0.5%
Massachusetts
GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	4,880,000	4,880,000

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2010A	b	0.27%		01/25/13	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Eaglebrook School) Series 2007 (LOC: Bank of America, NA)		0.34%		07/06/12	2,600,000	2,600,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	4,965,000	4,965,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	785,000	785,000

						17,465,000

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Michigan 3.1%
Grand Rapids
Sanitary Sewer System RB Series 2004 (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	9,140,000	9,140,000

Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.18%		07/06/12	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.19%		07/06/12	4,000,000	4,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2009A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	5,635,000	5,635,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.19%		07/06/12	2,540,000	2,540,000

RB (Ascension Health) Series 2010	b	0.27%		01/25/13	11,200,000	11,200,000

Refunding RB (Crittenton Hospital Medical Center) Series 2003A (LOC: Comerica Bank)		0.19%		07/02/12	15,385,000	15,385,000

Refunding RB (Trinity Health) Series 2008C (LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	5,000,000	5,000,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.18%		07/06/12	9,500,000	9,500,000

Limited Obligation RB (Legal Aid & Defender Assoc) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	11,570,000	11,570,000

Michigan State Univ
General RB Series 2003A (LIQ: Northern Trust Co)		0.16%		07/06/12	12,000,000	12,000,000

Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital) Series 2001 (LOC: Comerica Bank)		0.22%		07/06/12	9,500,000	9,500,000

						108,805,000

Minnesota 0.2%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.19%		07/06/12	3,200,000	3,200,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.19%		07/06/12	4,390,000	4,390,000

						7,590,000

Mississippi 0.8%
Mississippi Business Finance Corp
RB (200 Renaissance) Series 2008 (LOC: Federal Home Loan Bank)		0.19%		07/06/12	11,760,000	11,760,000

RB (PSL North America) Series 2007A (LOC: Wells Fargo Bank, NA)		0.19%		07/06/12	18,000,000	18,000,000

						29,760,000

Missouri 1.5%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)		0.20%		07/06/12	29,560,000	29,560,000

Missouri Highway & Transportation Commission
State Road Bonds Third Lien Series 2005B (LOC: State Street Bank & Trust Company, NA)		0.18%		07/06/12	15,865,000	15,865,000

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.21%		07/06/12	6,815,000	6,815,000

						52,240,000

Nebraska 1.4%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.18%		07/06/12	21,000,000	21,000,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.30%		07/06/12	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.23%		07/06/12	5,000,000	5,000,000

						51,000,000

Nevada 0.8%
Clark Cnty SD
Limited Tax GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	6,675,000	6,675,000

Limited Tax GO Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA)	a	0.23%		07/06/12	10,000,000	10,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	11,795,000	11,795,000

						28,470,000

New Hampshire 0.5%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.26%		07/06/12	9,750,000	9,750,000

New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.17%		07/06/12	9,790,000	9,790,000

						19,540,000

New Jersey 0.4%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	100,000	100,000

New Jersey Economic Development Auth
Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.18%		07/06/12	8,520,000	8,520,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	6,160,000	6,160,000

						14,780,000

New Mexico 1.0%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,000,000	12,000,000

Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a,d	0.19%		07/06/12	24,605,000	24,605,000

						36,605,000

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New York 4.6%
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.15%		07/06/12	28,100,000	28,100,000

New York City
GO Bonds Fiscal 1995 Series B7 (LIQ: JPMorgan Chase Bank, NA)		0.21%		07/02/12	5,000,000	5,000,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.20%		07/06/12	11,325,000	11,325,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,620,000	3,620,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2001 Series F2 (LIQ: JPMorgan Chase Bank, NA)		0.18%		07/06/12	6,275,000	6,275,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.21%		07/06/12	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2012 Series CC (LIQ: Royal Bank of Canada)	a	0.16%		07/06/12	9,830,000	9,830,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.19%		07/06/12	2,990,000	2,990,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.22%		07/06/12	12,300,000	12,300,000

Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	1,000,000	1,000,000

Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,850,000	3,850,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	26,455,000	26,455,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.22%		07/06/12	3,625,000	3,625,000

New York State Urban Development Corp
State & Personal Income Tax RB Series 2007C (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	12,725,000	12,725,000

State Personal Income Tax RB Series 2004A3C (LIQ: JPMorgan Chase Bank, NA)		0.14%		07/06/12	19,490,000	19,490,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	525,000	525,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	4,900,000	4,900,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.28%		07/06/12	6,145,000	6,145,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	3,580,000	3,580,000

						163,015,000

North Carolina 1.5%
Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.28%		01/25/13	9,490,000	9,490,000

North Carolina Capital Facilities Finance Agency
Educational Facilities RB (Charlotte Country Day School) Series 2008 (LOC: Bank of America, NA)		0.36%		07/06/12	9,220,000	9,220,000

North Carolina Medical Care Commission
Health Care Facilities RB (Novant Health) Series 2006 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	19,100,000	19,100,000

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina) Series 2008B2 (LOC: Branch Banking & Trust Co)		0.18%		07/06/12	4,795,000	4,795,000

Hospital Refunding RB (Cone Health) Series 2011B	b	0.30%		01/25/13	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.18%		07/06/12	5,000,000	5,000,000

						52,605,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.19%		07/06/12	7,000,000	7,000,000

Ohio 1.8%
Allen Cnty
Hospital Facilities RB (Catholic Health Partners) Series 2012B		0.16%		07/06/12	15,000,000	15,000,000

Bellefontaine
Refunding RB (Mary Rutan Hospital) Series 2005 (LOC: PNC Bank NA)		0.20%		07/06/12	9,125,000	9,125,000

Franklin Cnty
Health Care Facilities RB (Traditions Healthcare) Series 2005 (LOC: US Bank, NA)		0.17%		07/06/12	8,420,000	8,420,000

RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.28%		07/06/12	2,500,000	2,500,000

Hocking Technical College District
COP Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	8,310,000	8,310,000

Ohio
Hospital RB (Cleveland Clinic Health System) Series 2012A (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	5,625,000	5,625,000

Rickenbacker Port Auth
Economic Development RB (YMCA of Central Ohio) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	9,590,000	9,590,000

Wood Cnty
Refunding RB (Wood Cnty Hospital) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	4,695,000	4,695,000

						63,265,000

Oregon 0.6%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial) Series 2007 (LOC: US Bank, NA)		0.20%		07/06/12	17,005,000	17,005,000

Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.19%		07/06/12	3,000,000	3,000,000

						20,005,000

Pennsylvania 2.1%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	7,000,000	7,000,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.20%		07/06/12	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	5,000,000	5,000,000

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	6,935,000	6,935,000

Montgomery Cnty IDA
RB (Waverly Heights) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.19%		07/06/12	8,350,000	8,350,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	1,625,000	1,625,000

Pennsylvania
GO Bonds First Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	7,990,000	7,990,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.30%		07/06/12	3,000,000	3,000,000

Pennsylvania State Turnpike Commission
Motor License Fund Turnpike Sub Special RB Series 2011B (LIQ: Citibank, NA)	a	0.22%		07/06/12	3,350,000	3,350,000

Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.19%		07/06/12	6,905,000	6,905,000

Sub Special RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	200,000	200,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.37%		07/06/12	6,000,000	6,000,000

Philadelphia SD
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.16%		07/06/12	2,490,000	2,490,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.17%		07/06/12	2,400,000	2,400,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	6,665,000	6,665,000

Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	290,000	290,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.17%		07/06/12	1,700,000	1,700,000

						73,900,000

Puerto Rico 0.4%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	610,000	610,000

Sales Tax RB Series 2009A (LIQ: Citibank, NA)	a	0.21%		07/06/12	13,095,000	13,095,000

						13,705,000

South Carolina 0.4%
Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.67%		07/06/12	6,500,000	6,500,000

South Carolina Jobs Economic Development Auth
RB (Ashley Hall) Series 2007 (LOC: Bank of America, NA)		0.37%		07/06/12	2,000,000	2,000,000

South Carolina Public Service Auth
Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.19%		07/06/12	6,780,000	6,780,000

						15,280,000

Tennessee 2.1%
Chattanooga
Electric System RB Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.18%		07/06/12	1,200,000	1,200,000

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	11,305,000	11,305,000

Clarksville Public Building Auth
Pooled Financing RB (TN Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.55%		07/06/12	7,430,000	7,430,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.28%		07/06/12	16,200,000	16,200,000

Metro Government of Nashville & Davidson Cnty IDB
IDRB (YMCA) Series 1998 (LOC: Bank of America, NA)		0.57%		07/06/12	11,285,000	11,285,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (TN Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.55%		07/06/12	3,935,000	3,935,000

Pooled Financing RB (TN Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.55%		07/06/12	3,200,000	3,200,000

Wilson Cnty Sports Auth
Infrastructure RB Series 1999 (LOC: PNC Bank NA)	d	0.16%		07/06/12	20,300,000	20,300,000

						74,855,000

Texas 7.6%
Austin
Water & Wastewater System Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd; Sumitomo Mitsui Banking Corp)		0.16%		07/06/12	10,655,000	10,655,000

Beaumont ISD
Unlimited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	3,350,000	3,350,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.21%		07/06/12	7,600,000	7,600,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.20%		07/06/12	4,465,000	4,465,000

Del Valle ISD
Unlimited GO Bonds Series 2007 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.21%		07/06/12	20,075,000	20,075,000

El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation Series 2005 (LIQ: Deutsche Bank AG)	a	0.29%		07/06/12	9,570,000	9,570,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	6,000,000	6,000,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,500,000	5,500,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	4,500,000	4,500,000

Houston Combined Utility System
First Lien RB Series 2011D (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,750,000	3,750,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	4,100,000	4,100,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: Texas Permanent School Fund /LIQ: Citibank, NA)	a	0.21%		07/06/12	9,900,000	9,900,000

Lake Travis ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	7,495,000	7,495,000

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	14,620,000	14,620,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (CP&L) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.20%		07/06/12	1,200,000	1,200,000

Northside ISD
Unlimited Tax GO Bonds Series 2003 (GTY: Texas Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,325,000	6,325,000

Unlimited Tax GO Bonds Series 2007B (GTY: Texas Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	5,270,000	5,270,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: Texas Permanent School Fund /LIQ: US Bank, NA)	a	0.16%		07/06/12	19,480,000	19,480,000

Panhandle-Plains Higher Education Auth
Student Loan RB Series 2010-1A4 (GTY/LIQ: Wells Fargo Bank, NA)	a,d	0.19%		07/06/12	41,215,000	41,215,000

Plano ISD
Unlimited Tax GO Bonds Series 2012 (GTY: Texas Permanent School Fund /LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	3,625,000	3,625,000

San Antonio
Electric & Gas System RB New Series 2005 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	10,270,000	10,270,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Health Care) Series 2011B	b	0.31%		01/25/13	2,500,000	2,500,000

Hospital RB (Baylor Health Care) Series 2011C (LOC: Northern Trust Co)		0.16%		07/06/12	900,000	900,000

RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,625,000	5,625,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	5,790,000	5,790,000

Texas
Veterans Bonds Series 2012 (LIQ: State Street Bank & Trust Company, NA)		0.16%		07/06/12	8,330,000	8,330,000

Texas A&M Univ
Revenue Financing System Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	1,500,000	1,500,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.18%		07/06/12	14,320,000	14,320,000

GO Mobility Fund Bonds Series 2006B (LIQ: State Street Bank & Trust Company, NA; California Public Employees’ Retirement System)		0.16%		07/06/12	1,000,000	1,000,000

State Highway Fund First Tier RB Series 2007 (LIQ: Bank of America, NA)	a	0.26%		07/06/12	11,745,000	11,745,000

Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,540,000	5,540,000

						271,460,000

Utah 1.1%
Intermountain Power Agency
Power Supply Refunding RB Series 2003A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	6,450,000	6,450,000

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.18%		07/06/12	18,350,000	18,350,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.23%		07/06/12	6,250,000	6,250,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.21%		07/06/12	7,230,000	7,230,000

						38,280,000

Virginia 1.0%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2010A1	b	0.30%		01/25/13	6,000,000	6,000,000

Henrico Economic Development Auth
Residential Care Facility RB (Westminster-Canterbury) Series 2008 (LOC: Branch Banking & Trust Co)		0.22%		07/06/12	11,310,000	11,310,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.30%		01/25/13	9,250,000	9,250,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.20%		07/06/12	4,354,000	4,354,000

Virginia Univ Health System Auth
General RB Series 2008C (LOC: Branch Banking & Trust Co)		0.17%		07/02/12	5,275,000	5,275,000

						36,189,000

Washington 1.7%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	6,135,000	6,135,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.23%		07/06/12	4,940,000	4,940,000

Univ of Washington
General Refunding RB Series 2012A (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	5,600,000	5,600,000

Washington
GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.26%		07/06/12	6,065,000	6,065,000

Motor Vehicle Fuel Tax GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	2,990,000	2,990,000

Motor Vehicle Fuel Tax GO Bonds Series 2006E (LIQ: Bank of America, NA)	a	0.26%		07/06/12	11,925,000	11,925,000

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	14,995,000	14,995,000

RB (Swedish Health Services) Series 2009B (LOC: US Bank, NA)		0.15%		07/06/12	6,350,000	6,350,000

						59,000,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	15,530,000	15,530,000

Wisconsin 1.7%
Milwaukee Redevelopment Auth
Redevelopment Lease RB (Univ of Wisconsin) Series 2005 (LOC: US Bank, NA)		0.18%		07/06/12	4,370,000	4,370,000

Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.18%		07/06/12	18,835,000	18,835,000

80 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.20%		07/06/12	12,500,000	12,500,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	1,545,000	1,545,000

Wisconsin Health & Educational Facilities Auth
RB (Newcastle Place) Series 2001B (LOC: Bank of America, NA)		0.29%		07/06/12	3,510,000	3,510,000

RB (St. Norbert College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	5,960,000	5,960,000

Refunding RB (Concordia Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	2,260,000	2,260,000

Refunding RB (Lawrence Univ) Series 2009 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	1,910,000	1,910,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012C (LOC: PNC Bank NA)		0.17%		07/06/12	8,670,000	8,670,000

						59,560,000

Total Variable-Rate Securities
(Cost $2,702,914,500)						2,702,914,500

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $3,605,368,371.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,374,690,000 or 38.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $78,875,000 or 2.2% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See financial notes 81

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$3,605,368,371
Cash		14,725
Receivables:
Investments sold		31,397,500
Interest		3,546,520
Prepaid expenses	+	4,393

Total assets		3,640,331,509

Liabilities

Payables:
Investments bought		72,272,086
Investment adviser and administrator fees		60,736
Fund shares redeemed		535,066
Distributions to shareholders		14,609
Accrued expenses	+	43,837

Total liabilities		72,926,334

Net Assets

Total assets		3,640,331,509
Total liabilities	−	72,926,334

Net assets		$3,567,405,175

Net Assets by Source
Capital received from investors		3,567,362,012
Net realized capital gains		43,163

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$2,873,934,673		2,873,444,919		$1.00
Value Advantage Shares	$693,470,502		693,345,851		$1.00

82 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$4,181,585

Expenses

Investment adviser and administrator fees		6,127,180
Shareholder service fees:
Sweep Shares		5,235,947
Value Advantage Shares		818,708
Portfolio accounting fees		80,722
Registration fees		79,963
Custodian fees		42,571
Shareholder reports		38,604
Professional fees		24,095
Trustees’ fees		20,171
Transfer agent fees		13,218
Interest expense		4,580
State filing fee reimbursement (Note 5)		(1,280,641)
Other expenses	+	44,413

Total expenses		11,249,531
Expense reduction by CSIM and/or Schwab[1]	−	7,254,654
Custody credits	−	521

Net expenses	−	3,994,356

Net investment income		187,229

Realized Gains (Losses)

Net realized gains on investments		43,163

Increase in net assets resulting from operations		$230,392

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $1,280,641 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 5 for additional information.

See financial notes 83

 Schwab AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$187,229	$389,169
Net realized gains	+	43,163	363,086

Increase in net assets from operations		230,392	752,255

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(149,954)	(297,555)
Value Advantage Shares	+	(37,275)	(91,614)

Total distributions from net investment income		(187,229)	(389,169)

Distributions from net realized gains
Sweep Shares		—	(125,555)
Value Advantage Shares	+	—	(31,630)

Total distributions from net realized gains		—	(157,185)

Total distributions		(187,229)	(546,354)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		4,906,209,736	11,059,217,028
Value Advantage Shares	+	57,112,793	209,169,095

Total shares sold		4,963,322,529	11,268,386,123

Shares Reinvested
Sweep Shares		132,491	411,951
Value Advantage Shares	+	26,319	113,819

Total shares reinvested		158,810	525,770

Shares Redeemed
Sweep Shares		(5,171,937,312)	(10,860,092,371)
Value Advantage Shares	+	(154,577,738)	(484,244,107)

Total shares redeemed		(5,326,515,050)	(11,344,336,478)

Net transactions in fund shares		(363,033,711)	(75,424,585)

Net Assets

Beginning of period		3,930,395,723	4,005,614,407
Total decrease	+	(362,990,548)	(75,218,684)

End of period		$3,567,405,175	$3,930,395,723

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

84 See financial notes

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 85

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

86

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund. For additional information, please refer to the funds’ Portfolio Holdings.

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	83%	83%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	13% (Wells Fargo Group)	14% (Wells Fargo Group)

 87

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, the negative perceptions of the ability of an issuer, guarantor or liquidity provider to make such payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancement provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transactions costs that are higher than those for transactions in liquid securities.

88

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee and an annual sweep administration fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Institutional Shares	0.22%	n/a

 89

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with each fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Institutional Shares**	0.24%	n/a

*	CSIM and Schwab have agreed to limit this share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2014.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the Schwab Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund’s or share class’s average daily net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Municipal Money Fund
Sweep Shares	$8,083,384	$23,843,079	$29,080,911	$18,010,169	$79,017,543
Value Advantage Shares	363,533	1,515,232	1,512,755	958,001	4,349,521
Select Shares	115	13,581	303,574	290,200	607,470
Institutional Shares	—	—	62,390	162,669	225,059
Schwab AMT Tax-Free Money Fund
Sweep Shares	$2,367,174	$7,285,013	$9,765,098	$6,004,338	$25,421,623
Value Advantage Shares	283,913	1,270,414	1,400,113	861,694	3,816,134

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Municipal Money Fund	$3,976,742,000
Schwab AMT Tax-Free Money Fund	389,535,000

90

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund received a payment of $62,281 and $1,280,641, respectively, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab“, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

6. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

7. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

8. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2011, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

 91

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending June 30, 2012.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical

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practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

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 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment

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will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

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Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR25720-10

Semiannual report dated June 30, 2012, enclosed.

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

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This wrapper is not part of the shareholder report.

Schwab Municipal Money Funds

Semiannual Report
June 30, 2012

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab Municipal Money Funds 1

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

2 Schwab Municipal Money Funds

State Investment Environment

New York

Tax reform and cuts to state operations led New York State to a balanced budget in fiscal 2012 and only a small deficit to overcome in the fiscal 2013 budget.

New York ended fiscal 2012 (March 31, 2012) in balance on a cash basis, with a 3.2%, or $1.79 billion general fund balance. Receipts for the year were about $315 million below revised estimates, primarily due to lower than expected sales and business tax collections. Governor Cuomo proposed and the Legislature passed a tax reform package in December which provided for higher personal income tax rates for high income taxpayers and lower rates for middle- and lower-income taxpayers. The package is expected to generate about $1.5 million in additional personal income tax revenues for fiscal 2013.

The State adopted a $133 billion budget in March 2012, resulting in two consecutive years of on-time budget adoption over the last decade. The budget closed a $3.5 billion gap in the general fund (down from the $10 billion gap closed in the previous year) through the $1.5 billion tax reform measure and $2 billion of spending controls. The budget as passed includes a projected $1.7 billion in ending fund balances, or 3% of spending.

The 2013 general fund budget totals $51.8 billion and includes $1.3 billion in state agency savings through strict hiring controls and the consolidation of several functions which currently are duplicated in numerous agencies; as well as almost $800 million in savings in local assistance spending through the repeal of automatic increases to human service providers. Funding for education and Medicaid both increase 4% in this budget, as part of a two year commitment made last year. The State has also committed to taking over the full cost of Medicaid growth from the state’s counties, which will be completed over three years.

New York state local governments, including cities, counties and school districts, are grappling with the impact of legislation which has capped local property tax growth to 2% per year unless local voters approve a higher tax rate. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units. Both of these actions will require local governments to reduce their own budgets in order to maintain fiscal stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the national recession. The state has a process to intercede in these situations by establishing a control board which has the power to balance the local government’s finances.

While local general governments in New York State have been impacted by cuts in the state budget, state and local agencies such as the New York Power Authority and the New York City Municipal Water Finance Authority were not similarly impacted. These types of agencies do not receive financial support from the state as they generate their own dedicated revenues to pay off their bonds.

New York State’s economy has moved out of the recession, with unemployment of 8.6% in May 2012 which is up from 8.1% in May 2011. Total employment has increased by 60,000 but the labor force has grown as workers return to an improving job market. Per capita personal income for New York is 120% of the US average and is the fifth highest among the states.

New York remains a solid investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa2 by Moody’s and AA by both Fitch and Standard & Poor’s. Fitch changed the outlook on its rating to positive from stable in May 2011.

New Jersey

New Jersey’s revenue picture continued to improve during the fiscal year ended June 30, 2012, albeit at a slower pace than originally projected by the state.

Based on tax receipts through the first 10 months of fiscal 2012, the state estimates full year revenues increased 2.6% over fiscal 2011 to $29.4 billion. The 2012 budget included a 3.4% increase in revenues but collections underperformed budget estimates for most of the year due to lower than anticipated income taxes and energy-related revenues. The state estimates it ended the year with a $300 million shortfall which would reduce its general reserves to $570 million, a slim 1.0% of spending, marking the fourth consecutive year of reserves less than 3%.

The $31.7 billion budget for fiscal 2013 increases spending primarily for education, pension contributions and debt service. The fiscal 2013 budget is balanced based on an assumed 8% growth in revenues over fiscal 2012 levels, driven by an expected rebound in the state economy and the resulting increase in jobs, income and personal spending. The legislature has set aside a small reserve for future property tax rebates that would be tapped to help close the budget gap should revenue projections prove overly optimistic. Nevertheless, reserve levels are budgeted to remain slim at 2.0% of spending.

Schwab Municipal Money Funds 3

State Investment Environment continued

The state began ramping up pension contributions last year as part of a seven-year plan to address its sizable unfunded pension liabilities, which totaled $30 billion as of June 30, 2011. Budgeted pension contributions of $1.1 billion are double the amount paid last year, but still represent just a fraction of the full annual contribution requirement of $3.7 billion. Pension contributions are scheduled to rise annually until the state meets its full annual funding requirement in fiscal 2018. The rising pension payment requirements will continue to pressure the budget through the period.

New Jersey local governments generally remain under fiscal pressure despite the moderately improving economy. Local governments have been challenged during the past several years by declining property values, cuts in state aid, and more recently, a reduction to 2% from 4% in the amount property taxes can be increased annually. Many local governments also have less flexibility due to multiple years of spending cuts and the draw down of reserves to balance prior budgets. A handful of local government reform measures have been approved by the state in recent years, including changes to pensions, the arbitration process, and the timing of school district elections, to help local governments mitigate some of the pressure.

The state’s income levels are among the highest in the nation. Job growth has improved as the economy has strengthened with the state reporting an increase of 60,000 jobs, or 1.6%, over the last 12 months. Its unemployment rate, however, at 9.2% as of May 2012, remained above the national average of 8.2% and was virtually unchanged from a year ago as the influx of workers reentering the workforce largely kept pace with job growth.

New Jersey remains a solid investment-grade credit due to it diverse economy and high personal wealth levels, although its financial flexibility is constrained by its slim financial reserves and rising pension costs. New Jersey’s general obligation debt is rated Aa3 by Moody’s and AA- by Standard & Poor’s and Fitch with a stable outlook by all three rating agencies as of the date of this report.

Pennsylvania

Despite fiscal year 2012 Commonwealth revenues that were slightly below estimate, Pennsylvania continues to slowly recover from the financial deterioration experienced in fiscal 2009 and 2010 as spending has been adjusted downwards to better match pressured revenues.

Pennsylvania recognized at mid-year that its revenue collections for fiscal 2012 (ending June 30, 2012) would be slightly below budget, which prompted the Governor to order cuts during the year in response to the forecasted revenue shortfall. The majority of the shortfall came from below estimate personal income and sales tax receipts that more than offset a small increase in corporate tax revenue. In February the Governor instituted a $160 million state government budget cut and requested an additional $66 million cut from independent agencies. As a result of the proactive mid-year spending cuts and a slight pick-up in revenues at fiscal year end, Pennsylvania’s 2012 ending fund balance was larger than anticipated, totaling $659 million, or 2.4% of spending.

The Commonwealth’s $27.66 billion 2013 budget was passed on June 30, 2012 marking the second consecutive year the budget was signed on time following eight years of late budgets. For the second year in a row taxes were not raised on households and the Commonwealth also reduced or eliminated other taxes, including a further reduction of the capital stock and franchise tax (expected to be fully eliminated in fiscal 2014) and the elimination of the Pennsylvania inheritance tax for farming families. While the 2013 budget includes a $470.7 million, or 1.7%, increase in spending, funding for most areas (higher education, healthcare and welfare programs) will remain flat compared to the prior year. The majority of the spending increase will be dedicated for an increase in K-12 education that is mostly slated for increased pension contributions.

The Commonwealth gained about 102,700 jobs over the last twelve months, a 1.8% increase, fueled by private sector growth which offset declines in government employment. The state’s unemployment rate decreased to 7.4% as of May 2012 from 8.0% in May 2011. The current level is the lowest recorded in the past 39 months. Per capita personal income is on par with the national average.

Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.

4 Schwab Municipal Money Funds

State Investment Environment continued

Pennsylvania’s high credit quality is derived from its moderate debt levels and economic diversification. The state’s ratings were: Aa2/AA+/AA from Moody’s Investors Service, Fitch and, Standard & Poor’s respectively. Moody’s revised its rating to Aa2 from Aa1 on July 16, 2012 (after maintaining a negative outlook for close to three years) based on the commonwealth’s weakened financial position and the expectation that large and growing pension liabilities will limit future financial flexibility. Fitch maintained a negative outlook for the Commonwealth which reflects reduced financial flexibility stemming from recent revenue pressures.

Massachusetts

Massachusetts’ recovery from the recession remains slow and steady with increases in employment and tax revenues that have enabled the state to boost spending for schools and municipalities.

Job growth in the Commonwealth continued for the first half of 2012 at modest rates, reflecting the two-year trend in moderate job growth for the Commonwealth. This positive movement has contributed to a steady increase in major tax revenues. Estimates based on fiscal 2012 collections through mid-June projected that overall tax receipts were $636 million greater than the prior year, with each major category (income, sales, and corporate taxes) improving. In late May 2012, Massachusetts projected an ending balance of $1.5 billion in its budget stabilization fund, fourth only to Alaska, Texas, and New York.

On July 8, 2012, Governor Deval Patrick signed Massachusetts’ $32.5 billion fiscal 2013 budget which includes $1.9 billion in additional revenues and spending than the fiscal 2012 budget. The 2013 budget includes a 4.5% increase for education aid, which boosts education funding to its highest levels at nearly $4.2 billion. Aid to local communities was increased 3.7% to $5.3 billion. While the budget includes a $350 million transfer from its budget stabilization fund, the remaining $1.2 billion balance is still very strong at 3.7% of spending.

Massachusetts has a deep and broad-based economy dominated by technology-based companies, education and health organizations, and a variety of finance and real estate-related businesses. Job growth has been weak, with only a 0.3% increase in 2011. However, for the first five months of 2012, employment increased by 23,900 jobs, or almost 1%, which lowered the state’s unemployment rate to 6.0% in May 2012 from 6.9% in January 2012. The national unemployment average in May 2012 was 8.3%. Massachusetts’ 2011 per capita personal income of nearly $54,000 placed it second in the nation behind Connecticut and was 129% of the national average.

The Commonwealth’s local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.

Massachusetts remains a solid investment-grade credit due to its deep and diverse economy, its high personal-wealth levels, and its solid financial management as demonstrated by its sound financial position. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s, and AA+ from Fitch and were affirmed in May 2012, when Massachusetts last sold general obligation bonds.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 5

Schwab New York AMT Tax-Free Money Fund™

The Schwab New York AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while actively managing the fund’s weighted average maturity (WAM). The fund’s WAM hovered in a range between 30 to 35 days during much of the first quarter, rose to almost 40 days in late March and April, and then generally trended lower to end the review period at 31 days. Additionally, holdings of investments backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	74.9%
16-30 Days	2.5%
31-60 Days	10.3%
61-90 Days	2.3%
91-120 Days	1.4%
More than 120 Days	8.6%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	31 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	43%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	37.8%
Variable Rate Demand Obligations	37.5%
Commercial Paper	12.6%
Fixed Rate Notes	12.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab New York AMT Tax-Free Money Fund
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.05%	-0.12%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.42% and 0.23% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a 2012 maximum combined federal regular income, New York state and New York City tax rate of 43.25%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New York AMT Tax-Free Money Fundtm 7

Schwab New Jersey AMT Tax-Free Money Fund™

The Schwab New Jersey AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey gross income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) that averaged slightly less than 40 days. This range was close to that of other New Jersey muni money market funds, with frequent WAM fluctuations reflecting the typically intermittent nature of muni security issuance in New Jersey. Additionally, holdings of investments backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	79.9%
16-30 Days	0.0%
31-60 Days	3.1%
61-90 Days	3.5%
91-120 Days	1.3%
More than 120 Days	12.2%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	39 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	30.2%
Variable Rate Demand Obligations	47.3%
Commercial Paper	5.1%
Fixed Rate Notes	17.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

8 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab New Jersey AMT Tax-Free Money Fund
Sweep
Shares

Ticker Symbol	SWJXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.09%

Seven-Day Effective Yield[2]	0.01%

Seven-Day Taxable Equivalent Effective Yield[2,4]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.42% to the seven-day yield.
[4]	Taxable-equivalent effective yield assumes a 2012 maximum combined federal regular income and New Jersey state personal income tax rate of 40.83%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New Jersey AMT Tax-Free Money Fundtm 9

Schwab Pennsylvania Municipal Money Fund™

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while actively managing the fund’s weighted average maturity (WAM). The fund’s WAM declined from roughly 25 days in early January to modestly below 20 days in late March, reflecting a limited supply of Pennsylvania muni securities with acceptable credit ratings and yields. This trend generally reversed during the second quarter, resulting in an intermittently rising WAM that finished close to where it started the six months. Additionally, holdings of investments backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	86.0%
16-30 Days	3.3%
31-60 Days	1.2%
61-90 Days	1.8%
91-120 Days	0.0%
More than 120 Days	7.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	25 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	56%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	23.5%
Variable Rate Demand Obligations	55.6%
Commercial Paper	11.0%
Fixed Rate Notes	9.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

10 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Pennsylvania Municipal Money Fund
Sweep
Shares

Ticker Symbol	SWEXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.10%

Seven-Day Effective Yield[2]	0.01%

Seven-Day Taxable Equivalent Effective Yield[2,4]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.43% to the seven-day yield.
[4]	Taxable-equivalent effective yield assumes a 2012 maximum combined federal regular income and Pennsylvania state personal income tax rate of 37.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Pennsylvania Municipal Money Fundtm 11

Schwab Massachusetts AMT Tax-Free Money Fund™

The Schwab Massachusetts AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Massachusetts personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and municipal agencies around the country, as well as from U.S. territories and possessions.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the six months ended June 30, 2012, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Demand for investments typically held in muni money market funds was frequently volatile during the report period, heavily influenced by investors that traditionally buy taxable securities. The Federal Reserve’s (Fed’s) “Operation Twist”— extended in June—helped push up yields on short-term repurchase agreements (repos), which often serve as taxable money market securities. Repo yields frequently became competitive with one- and seven-day variable rate demand obligations (VRDOs), a security in which the fund substantially invests. When the yield difference between repos and VRDOs stretched to unsustainable highs or lows, non-traditional muni investors opportunistically flooded or exited the marketplace and created an imbalance, prompting rates to adjust and reach equilibrium.

Supply patterns for muni VRDOs shifted markedly, serving as a catalyst for yield fluctuations on muni money market securities. The euro zone’s ongoing sovereign debt crisis and credit rating downgrades by Moody’s Investors Service of many major banks initially curtailed issuance of muni securities with credit or liquidity enhancements. This temporary dearth of supply encouraged Canadian, Japanese, and U.S. regional banks to fill the void—particularly during the second quarter—propelling total VRDO issuance roughly 20% higher than in the first half of 2011.

When combined with the Fed’s accommodative efforts, this market environment translated into historically low yields for muni money market securities. The Security Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for muni floating-rate securities—generally ranged between a yield of 0.06% and 0.26%, while averaging approximately 0.17%.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality, while maintaining a weighted average maturity (WAM) that ranged from approximately 25 to 35 days. The frequent WAM fluctuations reflected the sporadic nature of muni security issuance in Massachusetts. Additionally, holdings of investments backed by euro zone banks were substantially reduced, with remaining positions primarily supported by highly rated entities that passed the investment adviser’s stringent credit review process.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	86.3%
16-30 Days	0.0%
31-60 Days	1.6%
61-90 Days	1.2%
91-120 Days	0.8%
More than 120 Days	10.1%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	32 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of Portfolio	31%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	50.8%
Variable Rate Demand Obligations	34.8%
Commercial Paper	0.3%
Fixed Rate Notes	10.4%
Other	3.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

12 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Massachusetts AMT Tax-Free Money Fund
Sweep
Shares

Ticker Symbol	SWDXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.10%

Seven-Day Effective Yield[2]	0.01%

Seven-Day Taxable Equivalent Effective Yield[2,4]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.44% to the seven-day yield.
[4]	Taxable-equivalent effective yield assumes a 2012 maximum combined federal regular income and Massachusetts state personal income tax rate of 38.45%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Massachusetts AMT Tax-Free Money Fundtm 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.20%	$1,000	$1,000.10	$0.99
Hypothetical 5% Return	0.20%	$1,000	$1,023.87	$1.01
Value Advantage Shares®
Actual Return	0.20%	$1,000	$1,000.10	$0.99
Hypothetical 5% Return	0.20%	$1,000	$1,023.87	$1.01

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.20%	$1,000	$1,000.10	$0.99
Hypothetical 5% Return	0.20%	$1,000	$1,023.87	$1.01

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.21%	$1,000	$1,000.10	$1.04
Hypothetical 5% Return	0.21%	$1,000	$1,023.82	$1.06

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.19%	$1,000	$1,000.10	$0.94
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	$0.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

14 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Sweep Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.02		0.04		0.13		1.62	3.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[3,4]	0.27	[4]	0.33	[4]	0.55	[4,5]	0.65	0.65
Gross operating expenses	0.70	[3]	0.70		0.70		0.73		0.71	0.70
Net investment income (loss)	0.01	[3]	0.01		0.01		0.11		1.60	2.98
Net assets, end of period ($ x 1,000,000)	1,572		1,624		1,545		1,622		1,786	1,561

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Value Advantage Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.02		0.04		0.23		1.82	3.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[3,4]	0.27	[4]	0.33	[4]	0.45	[4,5]	0.45	0.45
Gross operating expenses	0.57	[3]	0.57		0.57		0.60		0.58	0.57
Net investment income (loss)	0.01	[3]	0.01		0.01		0.22		1.79	3.18
Net assets, end of period ($ x 1,000,000)	369		399		531		870		1,349	1,477

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.42% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 15

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.9%	Fixed-Rate Securities	523,065,175	523,065,175
72.6%	Variable-Rate Securities	1,408,185,000	1,408,185,000

99.5%	Total Investments	1,931,250,175	1,931,250,175
0.5%	Other Assets and Liabilities, Net		9,798,206

100.0%	Net Assets		1,941,048,381

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.9% of net assets

New York 26.9%
Albany Cnty
BAN 2011		1.25%		09/21/12	7,886,369	7,900,082

Amherst
BAN 2011		1.25%		07/19/12	10,290,000	10,294,232

Greene Cnty
BAN 2012		1.00%		03/29/13	10,000,000	10,046,532

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004A		5.00%		11/15/12	100,000	101,710

State Service Contract Bonds Series 2002B		5.50%		01/01/13	840,000	861,627

Transportation RB Series 2008B1		2.00%		11/15/12	7,040,000	7,080,687

Transportation Revenue BAN Series CP2A (LOC: TD Bank NA)		0.11%		07/10/12	11,000,000	11,000,000

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.20%		08/10/12	47,810,000	47,810,000

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.21%		09/14/12	16,500,000	16,500,000

Transportation Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.21%		10/12/12	16,190,000	16,190,000

Transportation Revenue BAN Series CP2C (LOC: Royal Bank of Canada)		0.15%		08/07/12	28,500,000	28,500,000

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.20%		07/07/12	2,500,000	2,500,000

New York City
GO Bonds Fiscal 2002 Series F		5.75%		08/01/12	250,000	251,110

GO Bonds Fiscal 2002 Series G		5.50%		08/01/12	665,000	667,889

GO Bonds Fiscal 2003 Series A		4.40%		08/01/12	100,000	100,337

GO Bonds Fiscal 2003 Series B		5.50%		08/01/12	5,025,000	5,047,198

GO Bonds Fiscal 2003 Series C		5.50%		08/01/12	475,000	477,080

GO Bonds Fiscal 2004 Series G		5.00%		08/01/12	110,000	110,431

16 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2004 Series I		4.50%		08/01/12	3,240,000	3,251,729

GO Bonds Fiscal 2005 Series E		5.00%		11/01/12	370,000	375,849

GO Bonds Fiscal 2005 Series E (ESCROW)		5.00%		11/01/12	515,000	523,176

GO Bonds Fiscal 2005 Series H		5.00%		08/01/12	1,150,000	1,154,439

GO Bonds Fiscal 2005 Series J		5.00%		03/01/13	100,000	103,018

GO Bonds Fiscal 2006 Series A		5.00%		08/01/12	200,000	200,791

GO Bonds Fiscal 2006 Series G		5.00%		08/01/12	585,000	587,313

GO Bonds Fiscal 2007 Series A		5.00%		08/01/12	100,000	100,372

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/13	525,000	537,365

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/12	2,225,000	2,233,792

GO Bonds Fiscal 2008 Series C1		5.00%		10/01/12	145,000	146,696

GO Bonds Fiscal 2008 Series C1 (ESCROW)		5.00%		10/01/12	5,000	5,058

GO Bonds Fiscal 2008 Series D		5.00%		12/01/12	415,000	423,120

GO Bonds Fiscal 2008 Series E		5.00%		08/01/12	150,000	150,582

GO Bonds Fiscal 2008 Series G		5.00%		08/01/12	100,000	100,397

GO Bonds Fiscal 2008 Series I1		4.00%		02/01/13	200,000	204,197

GO Bonds Fiscal 2009 Series A1		5.00%		08/15/12	185,000	186,059

GO Bonds Fiscal 2009 Series H1		4.00%		03/01/13	100,000	102,363

GO Bonds Fiscal 2010 Series C		5.00%		08/01/12	705,000	707,721

GO Bonds Fiscal 2010 Series E		3.00%		08/01/12	1,400,000	1,403,188

GO Bonds Fiscal 2010 Series F		2.00%		08/01/12	100,000	100,134

GO Bonds Fiscal 2011 Series B		4.00%		08/01/12	450,000	451,360

New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.25%		06/28/13	6,640,000	6,640,000

M/F Housing RB Series 2012C		0.27%		02/01/13	7,000,000	7,000,000

New York City Municipal Water Finance Auth
CP Series 6		0.20%		08/03/12	25,000,000	25,000,000

Extendible CP Series 7		0.24%		08/22/12	24,000,000	24,000,000

New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 2004 Series B		5.25%		08/01/12	1,500,000	1,506,241

Future Tax Secured Refunding Bonds Fiscal 2004 Series D2		5.00%		11/01/12	750,000	761,881

Future Tax Secured Sub Bonds Fiscal 2007 Series A1		5.00%		08/01/12	1,380,000	1,385,403

Future Tax Secured Sub Bonds Fiscal 2010 Series D		5.00%		11/01/12	200,000	203,081

Future Tax Secured Sub Bonds Fiscal 2011 Series B3		2.00%		11/01/12	700,000	703,576

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.27%		11/08/12	1,840,000	1,839,950

Liberty Refunding RB (World Trade Center Towers 3&4) Series 2011A (ESCROW)		0.28%		11/08/12	800,000	800,000

New York State
GO Refunding Bonds Series 2005C		5.00%		04/15/13	200,000	207,135

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		3.00%		07/01/12	600,000	600,000

Consolidated Service Contract Refunding RB Series 2010		4.00%		07/01/12	1,685,000	1,685,000

Cornell Univ RB Series 2006A		5.00%		07/01/13	360,000	376,325

CP (Cornell Univ)		0.18%		10/09/12	6,905,000	6,905,000

Hospital Refunding RB (Interfaith Medical Center) Series 2007		5.00%		02/15/13	250,000	256,902

Mental Health Services Facilities RB Series 1996B		6.00%		08/15/12	200,000	201,311

Mental Health Services Facilities RB Series 2005A		4.25%		02/15/13	250,000	255,998

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Mental Health Services Facilities RB Series 2005B		5.00%		02/15/13	430,000	442,473

Mental Health Services Facilities RB Series 2005E		4.50%		02/15/13	125,000	128,138

Mental Health Services Facilities RB Series 2007A		3.75%		02/15/13	100,000	102,052

Mental Health Services Facilities RB Series 2007D		5.00%		08/15/12	320,000	321,818

Mental Health Services Facilities RB Series 2008D		5.00%		02/15/13	100,000	102,824

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/13	3,900,000	4,013,794

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.30%		12/20/12	25,135,000	25,135,000

Refunding RB (Dept of Health) Series 2011A		2.00%		07/01/12	1,965,000	1,965,000

State Personal Income Tax RB Series 2005F		5.00%		03/15/13	625,000	645,566

State Personal Income Tax RB Series 2006C		5.00%		12/15/12	340,000	347,245

State Personal Income Tax RB Series 2007A		4.25%		03/15/13	100,000	102,680

State Personal Income Tax RB Series 2007C		5.00%		03/15/13	895,000	924,654

State Personal Income Tax RB Series 2008A		4.00%		03/15/13	745,000	764,317

State Personal Income Tax RB Series 2008A		5.00%		03/15/13	100,000	103,228

State Personal Income Tax RB Series 2010A		4.00%		02/15/13	165,000	168,688

State Personal Income Tax Refunding RB Series 2008B		5.00%		03/15/13	150,000	154,841

New York State Environmental Facilities Corp
Environmental Infrastructure RB Series 2003A		5.00%		03/15/13	900,000	929,726

State Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.00%		06/15/13	250,000	260,835

State Personal Income Tax RB Series 2004A		5.25%		12/15/12	500,000	511,149

New York State Power Auth
CP Series 1		0.20%		07/13/12	9,770,000	9,770,000

CP Series 1		0.15%		08/07/12	27,584,000	27,584,000

CP Series 1		0.25%	08/21/12	03/11/13	4,000,000	4,000,000

CP Series 2		0.21%		09/13/12	16,585,000	16,585,000

CP Series 2		0.19%		10/04/12	3,335,000	3,335,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.38%		01/17/13	19,460,000	19,460,000

General Revenue BAN Series 2011A		2.00%		07/12/12	6,845,000	6,848,673

Local Highway & Bridge Service Contract Bonds Series 2009		3.00%		04/01/13	100,000	101,892

Second General Highway & Bridge Trust Fund Bonds Series 2007A		4.00%		04/01/13	250,000	256,718

Second General Highway & Bridge Trust Fund Bonds Series 2007A		5.00%		04/01/13	100,000	103,441

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/13	250,000	258,602

Second General Highway & Bridge Trust Fund Refunding Bonds Series 2011A2		4.00%		04/01/13	500,000	513,734

State Personal Income Tax RB Series 2010A		5.00%		03/15/13	200,000	206,500

State Personal Income Tax RB Series 2003A		3.50%		03/15/13	600,000	613,478

State Personal Income Tax RB Series 2008A		3.00%		03/15/13	350,000	356,423

State Personal Income Tax RB Series 2009A		4.00%		03/15/13	250,000	256,275

New York State Urban Development Corp
Service Contract Refunding RB Series 2005A		5.00%		01/01/13	1,600,000	1,637,957

Service Contract Refunding RB Series 2005B		5.00%		01/01/13	500,000	511,687

Service Contract Refunding RB Series 2007A		5.00%		01/01/13	2,225,000	2,277,430

Service Contract Refunding RB Series 2008D		4.00%		01/01/13	1,255,000	1,278,123

Service Contract Refunding RB Series 2010B		5.00%		01/01/13	10,090,000	10,327,435

State Personal Income Tax RB Series 2004A1		5.00%		03/15/13	350,000	361,242

State Personal Income Tax RB Series 2007C		4.50%		03/15/13	475,000	488,853

State Personal Income Tax RB Series 2008A1		4.00%		12/15/12	200,000	203,373

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2009A1		5.00%		12/15/12	100,000	102,095

State Personal Income Tax RB Series 2009C		5.00%		12/15/12	335,000	342,072

State Personal Income Tax RB Series 2011A		5.00%		03/15/13	445,000	459,690

North Hempstead
BAN 2012A		1.00%		04/10/13	12,701,000	12,770,623

North Tonawanda SD
BAN 2011		1.25%		09/20/12	4,964,000	4,973,485

Port Auth of New York & New Jersey
Consolidated Bonds 154th Series		5.00%		09/01/12	115,000	115,858

CP Series B		0.22%		08/07/12	6,220,000	6,220,000

Rensselaer Cnty
GO BAN 2011		1.50%		08/17/12	10,763,000	10,775,640

Rochester
BAN Series 2011-II		1.00%		08/16/12	4,390,000	4,393,018

Seaford UFSD
BAN 2011		2.00%		07/13/12	4,000,000	4,001,864

Tarrytowns UFSD
BAN 2012		1.00%		02/15/13	10,400,000	10,446,001

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2008A		5.00%		11/15/12	180,000	183,087

General RB (MTA Bridges & Tunnels) Series 2009A1		4.00%		11/15/12	26,625,000	26,983,403

General RB (MTA Bridges & Tunnels) Series 2010A1		4.00%		11/15/12	120,000	121,573

General Refunding RB Series 2002B		5.25%		11/15/12	400,000	407,223

Watertown SD
BAN 2011		1.25%		07/26/12	15,975,000	15,982,848

Westhill CSD
GO BAN 2011		1.25%		07/27/12	21,500,000	21,511,394

Total Fixed-Rate Securities
(Cost $523,065,175)						523,065,175

Variable-Rate Securities 72.6% of net assets

New York 70.6%
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	3,690,000	3,690,000

Brookhaven IDA
Civic Facility RB (Methodist Retirement Community Development Corp) Series 2001 (LOC: US Bank, NA)		0.18%		07/06/12	3,750,000	3,750,000

Chautauqua Cnty IDA
Civic Facility RB (Jamestown Center City Development Corp) Series 2000A (LOC: Manufacturers & Traders Trust Co)		0.21%		07/06/12	11,010,000	11,010,000

Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.18%		07/06/12	10,000,000	10,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	13,965,000	13,965,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.25%		07/06/12	9,735,000	9,735,000

Madison Cnty IDA
Civic Facility RB (Colgate Univ) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	11,845,000	11,845,000

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2002B1 (LOC: State Street Bank & Trust Company, NA)		0.16%		07/06/12	10,000,000	10,000,000

Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	3,740,000	3,740,000

Dedicated Tax Fund Bonds Series 2006A (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	7,765,000	7,765,000

Dedicated Tax Fund Refunding Bonds Series 2008A1 (LOC: Morgan Stanley Bank NA)		0.25%		07/06/12	20,875,000	20,875,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.21%		07/06/12	26,000,000	26,000,000

Transportation Refunding RB Series 2002G1 (LOC: Bank of Nova Scotia)		0.18%		07/06/12	42,000,000	42,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.16%		07/06/12	2,800,000	2,800,000

Civic Facility RB (Glen at Cherry Ridge) Series 2005 (LOC: HSBC Bank USA)		0.16%		07/06/12	13,610,000	13,610,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.28%		07/06/12	1,660,000	1,660,000

RB (Univ of Rochester) Series 2011A&B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	7,505,000	7,505,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.15%		07/06/12	12,325,000	12,325,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of America, NA)		0.29%		07/06/12	36,000,000	36,000,000

Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.19%		07/06/12	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.20%		07/06/12	3,300,000	3,300,000

GO Bonds Fiscal 1995 Series F6 (LOC: JPMorgan Chase Bank, NA)		0.15%		07/06/12	50,000	50,000

GO Bonds Fiscal 2003 Series C3A (LIQ: Bank of Nova Scotia)		0.16%		07/06/12	13,885,000	13,885,000

GO Bonds Fiscal 2003 Series C3B (LIQ: Lloyds TSB Bank Plc)		0.18%		07/06/12	30,000,000	30,000,000

GO Bonds Fiscal 2003 Series C4 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		07/06/12	38,000,000	38,000,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,555,000	7,555,000

GO Bonds Fiscal 2005 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	7,015,000	7,015,000

GO Bonds Fiscal 2005 Series O (LIQ: Citibank, NA)	a	0.20%		07/06/12	7,000,000	7,000,000

GO Bonds Fiscal 2006 Series F4B (LOC: Union Bank, NA)		0.18%		07/06/12	5,300,000	5,300,000

GO Bonds Fiscal 2006 Series I4 (LOC: Bank of New York Mellon)		0.16%		07/06/12	13,000,000	13,000,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.19%		07/06/12	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series J9 (LIQ: Bank of Nova Scotia)		0.15%		07/06/12	4,820,000	4,820,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.20%		07/06/12	11,900,000	11,900,000

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2012 Series D1 (LIQ: Royal Bank of Canada)	a	0.14%		07/06/12	5,000,000	5,000,000

GO Bonds Fiscal 2012 Series G1 (LOC: Deutsche Bank AG)	a	0.23%		07/06/12	3,565,000	3,565,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.19%		07/06/12	37,775,000	37,775,000

New York City Health & Hospitals Corp
Health System Bonds Series 2008E (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	18,000,000	18,000,000

New York City Housing Development Corp
M/F Housing RB (James Tower) Series 2002A (LOC: Fannie Mae)		0.13%		07/06/12	2,950,000	2,950,000

M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	9,000,000	9,000,000

M/F Housing RB Series 2010B (LIQ: Citibank, NA)	a	0.20%		07/06/12	27,920,000	27,920,000

M/F Housing RB Series 2012D1A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	19,995,000	19,995,000

M/F Mortgage RB (101 Ave D Apts) Series 2010A (LOC: Bank of America, NA)		0.25%		07/06/12	15,000,000	15,000,000

M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: Fannie Mae)		0.18%		07/06/12	22,700,000	22,700,000

M/F Rental Housing RB (Lexington Courts) Series 2009A (LOC: Freddie Mac)		0.17%		07/06/12	10,500,000	10,500,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003 Series E (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,995,000	4,995,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	8,895,000	8,895,000

Water & Sewer System RB Fiscal 2005 Series D (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	5,800,000	5,800,000

Water & Sewer System RB Fiscal 2006 Series A (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	9,935,000	9,935,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	22,865,000	22,865,000

Water & Sewer System RB Fiscal 2006 Series D (LIQ: Bank of America, NA)	a	0.26%		07/06/12	13,000,000	13,000,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	14,250,000	14,250,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.21%		07/06/12	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.15%		07/06/12	18,780,000	18,780,000

Water & Sewer System RB Fiscal 2012 Series FF (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	7,210,000	7,210,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	7,090,000	7,090,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.21%		07/06/12	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S4 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	12,535,000	12,535,000

Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	15,645,000	15,645,000

Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,750,000	3,750,000

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	2,800,000	2,800,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Barclays Bank Plc)	a	0.18%		07/06/12	10,800,000	10,800,000

Future Tax Sub Bonds Fiscal 2012 Series E1 (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	11,330,000	11,330,000

Recovery Bonds Fiscal 2003 Series 2D (LIQ: Lloyds TSB Bank Plc)		0.22%		07/06/12	2,500,000	2,500,000

Recovery Bonds Fiscal 2003 Series 3G (LIQ: Bank of New York Mellon)		0.16%		07/06/12	15,115,000	15,115,000

New York City Trust for Cultural Resources
RB (Lincoln Center for the Performing Arts) Series 2008B1 (LOC: US Bank, NA)		0.16%		07/06/12	22,100,000	22,100,000

Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	3,745,000	3,745,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	21,850,000	21,850,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,360,000	6,360,000

New York State Dormitory Auth
RB (Cornell Univ) Series 2004A (LIQ: HSBC Bank USA)		0.16%		07/06/12	4,045,000	4,045,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.19%		07/06/12	8,865,000	8,865,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.22%		07/06/12	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	9,865,000	9,865,000

RB (Cornell Univ) Series 2009A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	5,025,000	5,025,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.15%		07/06/12	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.15%		07/06/12	11,600,000	11,600,000

RB (North Shore-Long Island Jewish Hospitals) Series 2009B (LOC: TD Bank NA)		0.15%		07/06/12	10,000,000	10,000,000

RB (NYC Public Library) Series 1999A (LOC: TD Bank NA)		0.16%		07/06/12	7,005,000	7,005,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	5,600,000	5,600,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	24,575,000	24,575,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	11,930,000	11,930,000

State Personal Income Tax RB Series 2006C (LIQ: Bank of America, NA)	a	0.26%		07/06/12	7,245,000	7,245,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.20%		07/06/12	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,000,000	5,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Corporate Bank Ltd)		0.16%		07/06/12	14,100,000	14,100,000

Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Corporate Bank Ltd)		0.17%		07/06/12	15,820,000	15,820,000

New York State Environmental Facilities Corp
State Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,600,000	6,600,000

New York State HFA
Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.19%		07/06/12	25,390,000	25,390,000

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (320 West 38th St) Series 2008A (LOC: Wells Fargo Bank, NA)		0.14%		07/06/12	12,000,000	12,000,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.18%		07/06/12	20,000,000	20,000,000

Housing RB (College Arms Apts) Series 2008A (LOC: Freddie Mac)		0.18%		07/06/12	6,995,000	6,995,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.17%		07/06/12	2,300,000	2,300,000

Housing RB (West 30th St) Series 2012A2 (LOC: Wells Fargo Bank, NA)		0.20%		07/06/12	10,000,000	10,000,000

New York State Local Government Assistance Corp
Refunding Bonds Series 1993E (LIQ: Bank of America, NA)	a	0.26%		07/06/12	3,500,000	3,500,000

Sub Lien Refunding Bonds Series 2003A4V (LIQ: Bank of America, NA)		0.25%		07/06/12	6,420,000	6,420,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.22%		07/06/12	3,210,000	3,210,000

New York State Thruway Auth
Second General Highway and Bridge Trust Fund Bonds Series 2011A1 (LIQ: Citibank, NA)	a	0.18%		07/06/12	2,000,000	2,000,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMorgan Chase Bank, NA)		0.14%		07/06/12	7,000,000	7,000,000

State Personal Income Tax RB Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	9,195,000	9,195,000

State Personal Income Tax RB Series 2009A1 (LIQ: Citibank, NA)	a	0.21%		07/06/12	2,540,000	2,540,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Citibank, NA)	a	0.21%		07/06/12	3,000,000	3,000,000

Niagara Area Development Corporation
Refunding RB (Niagara Univ) Series 2012B (LOC: HSBC Bank USA)		0.16%		07/06/12	4,705,000	4,705,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	44,580,000	44,580,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	13,000,000	13,000,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	2,150,000	2,150,000

Rockland County IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.28%		07/06/12	8,665,000	8,665,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	6,665,000	6,665,000

RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	8,815,000	8,815,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	6,450,000	6,450,000

RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	3,950,000	3,950,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.19%		07/06/12	8,760,000	8,760,000

Triborough Bridge & Tunnel Auth
General RB (MTA Bridges & Tunnels) Series 2003B1 (LOC: California Public Employees’ Retirement System)		0.15%		07/06/12	21,315,000	21,315,000

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
General RB (MTA Bridges & Tunnels) Series 2003B2 (LOC: California State Teachers Retirement Systems)		0.15%		07/06/12	1,000,000	1,000,000

General RB (MTA Bridges & Tunnels) Series 2008C (LIQ: Bank of America, NA)	a	0.30%		07/06/12	3,000,000	3,000,000

General RB (MTA Bridges & Tunnels) Series 2009A2 (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	6,500,000	6,500,000

						1,369,170,000

Puerto Rico 2.0%
Puerto Rico
Public Improvement Refunding Bonds Series 2003C5-2 (LOC: Barclays Bank Plc)		0.17%		07/06/12	16,000,000	16,000,000

Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.15%		07/06/12	1,950,000	1,950,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	14,365,000	14,365,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		07/06/12	6,700,000	6,700,000

						39,015,000

Total Variable-Rate Securities
(Cost $1,408,185,000)						1,408,185,000

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $1,931,250,175.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $729,655,000 or 37.6% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$1,931,250,175
Cash		65,803
Receivables:
Investments sold		6,995,000
Interest		2,944,073
Prepaid expenses	+	428

Total assets		1,941,255,479

Liabilities

Payables:
Investments bought		102,659
Investment adviser and administrator fees		29,724
Fund shares redeemed		62,200
Distributions to shareholders		8,276
Accrued expenses	+	4,239

Total liabilities		207,098

Net Assets

Total assets		1,941,255,479
Total liabilities	−	207,098

Net assets		$1,941,048,381

Net Assets by Source
Capital received from investors		1,940,947,073
Net realized capital gains		101,308

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,572,248,162		1,571,064,952		$1.00
Value Advantage Shares	$368,800,219		368,500,907		$1.00

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$2,104,626

Expenses

Investment adviser and administrator fees		3,407,467
Shareholder service fees:
Sweep Shares		2,891,060
Value Advantage Shares		422,834
Portfolio accounting fees		50,921
Registration fees		25,290
Shareholder reports		23,423
Custodian fees		23,276
Professional fees		21,443
Trustees’ fees		17,496
Transfer agent fees		13,109
Interest expense		1,667
Other expenses	+	23,870

Total expenses		6,921,856
Expense reduction by CSIM and/or Schwab	−	4,916,550
Custody credits	−	2,937

Net expenses	−	2,002,369

Net investment income		102,257

Realized Gains (Losses)

Net realized gains on investments		101,308

Increase in net assets resulting from operations		$203,565

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$102,257	$202,301
Net realized gains	+	101,308	187,562

Increase in net assets from operations		203,565	389,863

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(82,951)	(156,793)
Value Advantage Shares	+	(19,306)	(45,508)

Total distributions from net investment income		(102,257)	(202,301)

Distributions from net realized gains
Sweep Shares		—	(97,356)
Value Advantage Shares	+	—	(23,907)

Total distributions from net realized gains		—	(121,263)

Total distributions		(102,257)	(323,564)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		2,314,885,886	4,708,760,291
Value Advantage Shares	+	23,240,407	55,413,441

Total shares sold		2,338,126,293	4,764,173,732

Shares Reinvested
Sweep Shares		73,736	248,568
Value Advantage Shares	+	14,588	65,696

Total shares reinvested		88,324	314,264

Shares Redeemed
Sweep Shares		(2,366,608,016)	(4,629,976,101)
Value Advantage Shares	+	(53,259,376)	(187,103,732)

Total shares redeemed		(2,419,867,392)	(4,817,079,833)

Net transactions in fund shares		(81,652,775)	(52,591,837)

Net Assets

Beginning of period		2,022,599,848	2,075,125,386
Total decrease	+	(81,551,467)	(52,525,538)

End of period		$1,941,048,381	$2,022,599,848

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 27

Schwab New Jersey AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.02		0.02		0.09		1.66	3.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[3,4]	0.26	[4]	0.33	[4]	0.56	[4,5]	0.64	0.66 [6]
Gross operating expenses	0.74	[3]	0.74		0.73		0.76		0.74	0.76
Net investment income (loss)	0.01	[3]	0.01		0.01		0.08		1.63	2.96
Net assets, end of period ($ x 1,000,000)	563		596		635		721		835	726

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.53% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 The ratio of net operating expenses would have been 0.65% if tax expenses had not been incurred.

28 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

22.5%	Fixed-Rate Securities	126,603,996	126,603,996
77.0%	Variable-Rate Securities	433,210,000	433,210,000

99.5%	Total Investments	559,813,996	559,813,996
0.5%	Other Assets and Liabilities, Net		2,775,437

100.0%	Net Assets		562,589,433

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 22.5% of net assets

New Jersey 22.5%
Brick Township
BAN Series 2011A		1.25%		09/28/12	14,700,611	14,733,355

Burlington Cnty Bridge Commission
Solid Waste Project Notes Series 2011		2.00%		10/10/12	4,575,000	4,594,212

East Brunswick
BAN		2.00%		01/04/13	12,777,000	12,852,683

BAN		1.50%		04/10/13	10,000,000	10,069,316

Essex Cnty
BAN Series 2011		1.25%		09/28/12	4,000,000	4,009,890

Hudson Cnty Improvement Auth
Pooled Notes Series 2011-I1		2.00%		08/17/12	7,000,000	7,011,601

Pooled Notes Series 2012-L1		2.00%		06/05/13	4,700,000	4,749,763

Livingston Township
BAN		1.25%		01/17/13	6,375,000	6,402,037

Middlesex Cnty Improvement Auth
Open Space Trust Fund Refunding RB Series 2011		1.25%		09/15/12	845,000	846,098

Morristown
BAN		1.50%		06/14/13	6,000,000	6,045,421

New Jersey
GO Refunding Bonds Series D		6.00%		02/15/13	100,000	103,472

GO Refunding Bonds Series H		5.25%		07/01/12	4,100,000	4,100,000

GO Refunding Bonds Series O		4.00%		08/01/12	400,000	401,188

GO Refunding Bonds Series S		5.00%		02/15/13	600,000	617,463

New Jersey Economic Development Auth
Transportation Sublease Refunding RB (NJ Transit Corp) Series 2008A		5.00%		05/01/13	425,000	440,819

New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds Series 2003 (ESCROW)		7.00%		06/01/13	475,000	503,895

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C		5.75%		12/15/12	750,000	768,349

See financial notes 29

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Transportation System Bonds Series 2004B		5.25%		12/15/12	4,740,000	4,845,560

Transportation System Bonds Series 2005A		5.25%		12/15/12	5,570,000	5,695,708

Transportation System Bonds Series 2011B		4.00%		06/15/13	725,000	750,128

Port Auth of New York & New Jersey
Consolidated Bonds 130th Series		3.50%		10/15/12	100,000	100,890

Consolidated Bonds 133rd Series		3.25%		07/15/12	125,000	125,136

Consolidated Bonds 154th Series		5.00%		09/01/12	115,000	115,923

Consolidated Bonds 155th Series		1.75%		10/01/12	750,000	752,784

CP Series B		0.11%		07/12/12	9,895,000	9,895,000

CP Series B		0.18%		08/14/12	10,000,000	10,000,000

CP Series B		0.18%		11/05/12	7,000,000	7,000,000

Rutgers State Univ
CP Series A&B (LIQ: Wells Fargo Bank, NA)		0.19%		10/04/12	1,850,000	1,850,000

Sparta
BAN		1.00%		02/22/13	7,199,750	7,223,305

Total Fixed-Rate Securities
(Cost $126,603,996)						126,603,996

Variable-Rate Securities 77.0% of net assets

California 0.4%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2003B		0.15%		07/06/12	2,500,000	2,500,000

Connecticut 2.7%
Connecticut Health & Educational Facilities Auth
RB (Yale Univ) Series X2		0.12%		07/06/12	15,000,000	15,000,000

Georgia 0.6%
Municipal Electric Auth of Georgia
Sub Bonds Series 2008B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.17%		07/06/12	3,190,000	3,190,000

Illinois 1.6%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.18%		07/06/12	8,750,000	8,750,000

Michigan 0.4%
Michigan State Hospital Finance Auth
RB (Trinity Health Credit Group) Series 2005F		0.14%		07/06/12	2,200,000	2,200,000

New Jersey 62.2%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.14%		07/06/12	3,615,000	3,615,000

Delaware River Port Auth
Refunding RB Series 2008B (LOC: TD Bank NA)		0.14%		07/06/12	4,470,000	4,470,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.24%		07/06/12	6,575,000	6,575,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	8,275,000	8,275,000

New Jersey Building Auth
State Building RB Series 2003A1 (LOC: Barclays Bank Plc)		0.15%		07/06/12	11,510,000	11,510,000

30 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Building RB Series 2003A3 (LOC: Barclays Bank Plc)		0.15%		07/06/12	12,500,000	12,500,000

State Building RB Series 2003A4 (LOC: Barclays Bank Plc)		0.15%		07/06/12	9,625,000	9,625,000

New Jersey Economic Development Auth
Gas Facilities Refunding RB (Pivotal Utility Holdings) Series 2005 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.16%		07/02/12	8,200,000	8,200,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.30%		07/06/12	5,715,000	5,715,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.14%		07/06/12	3,800,000	3,800,000

RB (Crane’s Mill) Series 2008B (LOC: TD Bank NA)		0.15%		07/06/12	2,130,000	2,130,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.16%		07/06/12	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	3,440,000	3,440,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.15%		07/06/12	1,375,000	1,375,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.18%		07/06/12	11,395,000	11,395,000

New Jersey Educational Facilities Auth
Refunding & RB (Princeton Univ) Series 2005A & 2007E (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	3,585,000	3,585,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health System Hospital Corp) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.16%		07/06/12	7,000,000	7,000,000

RB (Atlantic Health System Hospital Corp) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,445,000	12,445,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.13%		07/06/12	6,090,000	6,090,000

RB (Composite Program) Series 2006A5 (LOC: Wells Fargo Bank, NA)		0.13%		07/06/12	4,205,000	4,205,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	11,175,000	11,175,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)		0.16%		07/06/12	27,000,000	27,000,000

RB (Recovery Management Systems) Series 2005 (LOC: TD Bank NA)		0.15%		07/06/12	865,000	865,000

RB (RWJ Health Care Corp at Hamilton) Series 2002 (LOC: TD Bank NA)		0.14%		07/06/12	960,000	960,000

RB (Somerset Medical Center) Series 2008 (LOC: TD Bank NA)		0.14%		07/06/12	3,640,000	3,640,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.13%		07/06/12	20,000	20,000

RB (Virtua Health) Series 2009B (LOC: JPMorgan Chase Bank, NA)		0.17%		07/02/12	2,000,000	2,000,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.15%		07/06/12	5,990,000	5,990,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.23%		07/06/12	8,790,000	8,790,000

S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.16%		07/06/12	7,100,000	7,100,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.15%		07/06/12	17,000,000	17,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	12,000,000	12,000,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.17%		07/06/12	12,755,000	12,755,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.22%		07/06/12	14,005,000	14,005,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	14,080,000	14,080,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.18%		07/06/12	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.14%		07/06/12	12,000,000	12,000,000

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB Series 2009C (LOC: Bank of Nova Scotia)		0.14%		07/06/12	2,400,000	2,400,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	17,000,000	17,000,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	2,150,000	2,150,000

Consolidated Bonds 173rd Series (LIQ: Citibank, NA)	a	0.19%		07/06/12	2,500,000	2,500,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	2,815,000	2,815,000

GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.16%		07/06/12	3,335,000	3,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.17%		07/02/12	4,130,000	4,130,000

GO Refunding Bonds Series 2002A (LIQ: TD Bank NA)		0.16%		07/02/12	2,940,000	2,940,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.03%		07/02/12	4,170,000	4,170,000

						349,740,000

Oregon 0.7%
Oregon
Veterans’ Welfare GO Bonds Series 86 (LIQ: US Bank, NA)		0.16%		07/02/12	4,145,000	4,145,000

Puerto Rico 6.5%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A (LOC: Bank of Nova Scotia)		0.15%		07/06/12	15,375,000	15,375,000

Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	4,115,000	4,115,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		07/06/12	10,450,000	10,450,000

Sales Tax RB Sr Series 2011C (LIQ: Citibank, NA)	a	0.20%		07/06/12	6,735,000	6,735,000

						36,675,000

Texas 0.5%
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.16%		07/02/12	3,010,000	3,010,000

Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.18%		07/06/12	1,000,000	1,000,000

Virginia 1.2%
Virginia Univ Health System Auth
General RB Series 2008C (LOC: Branch Banking & Trust Co)		0.17%		07/02/12	7,000,000	7,000,000

Total Variable-Rate Securities
(Cost $433,210,000)						433,210,000

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $559,813,996.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $168,675,000 or 30.0% of net assets.

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$559,813,996
Cash		34,099
Receivables:
Investments sold		1,870,000
Interest		888,253
Prepaid expenses	+	673

Total assets		562,607,021

Liabilities

Payables:
Shareholder services fees		7,836
Distributions to shareholders		2,442
Accrued expenses	+	7,310

Total liabilities		17,588

Net Assets

Total assets		562,607,021
Total liabilities	−	17,588

Net assets		$562,589,433

Net Assets by Source
Capital received from investors		562,550,503
Net realized capital gains		38,930

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$562,589,433		561,951,161		$1.00

34 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$633,304

Expenses

Investment adviser and administrator fees		1,032,109
Shareholder service fees		1,032,109
Portfolio accounting fees		29,306
Professional fees		18,042
Trustees’ fees		15,360
Registration fees		12,666
Shareholder reports		10,242
Custodian fees		8,806
Transfer agent fees		7,269
Interest expense		1,039
State filing fee reimbursement (Note 5)		(1,938)
Other expenses	+	7,102

Total expenses		2,172,112
Expense reduction by CSIM and/or Schwab[1]	−	1,564,766
Custody credits	−	3,683

Net expenses	−	603,663

Net investment income		29,641

Realized Gains (Losses)

Net realized gains on investments		38,930

Increase in net assets resulting from operations		$68,571

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $1,938 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 5 for additional information.

See financial notes 35

 Schwab New Jersey AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$29,641	$60,143
Net realized gains	+	38,930	47,034

Increase in net assets from operations		68,571	107,177

Distributions to Shareholders

Distributions from net investment income		(29,641)	(60,143)
Distributions from net realized gains	+	—	(29,792)

Total distributions		(29,641)	(89,935)

Transactions in Fund Shares*

Shares sold		692,552,433	1,614,916,925
Shares reinvested		26,197	88,098
Shares redeemed	+	(726,499,071)	(1,653,156,263)

Net transactions in fund shares		(33,920,441)	(38,151,240)

Net Assets

Beginning of period		596,470,944	634,604,942
Total decrease	+	(33,881,511)	(38,133,998)

End of period		$562,589,433	$596,470,944

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

36 See financial notes

Schwab Pennsylvania Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		—		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.04		0.19		1.74	3.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3,4]	0.28	[4]	0.36	[4]	0.59	[4,5]	0.65	0.65
Gross operating expenses	0.74	[3]	0.74		0.74		0.76		0.75	0.77
Net investment income (loss)	0.01	[3]	0.01		0.01		0.20		1.71	3.00
Net assets, end of period ($ x 1,000,000)	459		485		465		529		631	525

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 37

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

23.3%		Fixed-Rate Securities	107,073,688	107,073,688
77.7%		Variable-Rate Securities	357,177,911	357,177,911

101.0%		Total Investments	464,251,599	464,251,599
(1	.0)%	Other Assets and Liabilities, Net		(4,789,464)

100.0%		Net Assets		459,462,135

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 23.3% of net assets

Pennsylvania 23.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2009A		4.00%		08/15/12	325,000	326,459

Allegheny Cnty IDA
RB (St. Joseph High School) Series 2009 (LOC: PNC Bank NA)		0.45%		12/01/12	6,000,000	6,000,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.28%		01/24/13	9,880,000	9,880,000

Pennsylvania
GO Bonds First Series 2006		5.00%		10/01/12	100,000	101,149

GO Bonds First Series 2010A		5.00%		02/15/13	100,000	102,902

GO Bonds Fourth Series 2004		5.00%		07/01/12	1,095,000	1,095,000

GO Bonds Second Series 2008		5.00%		02/15/13	350,000	360,113

GO Bonds Third Series of 2004		5.00%		09/01/12	600,000	604,583

GO Refunding Bonds First Series 2008		5.00%		08/01/12	425,000	426,686

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.29%		07/11/12	11,200,000	11,200,000

CP Series 2010A (LOC: Bank of America, NA)		0.27%		07/17/12	15,000,000	15,000,000

Pennsylvania State Univ
Refunding Bonds Series 2009B		0.22%		06/01/13	7,500,000	7,500,000

Pittsburgh Water & Sewer Auth
Sub Refunding RB Series 2008C1A (LOC: Federal Home Loan Bank)		0.45%		09/01/12	2,500,000	2,500,000

Sub Refunding RB Series 2008C1B (LOC: Federal Home Loan Bank)		0.45%		09/01/12	5,300,000	5,299,945

Temple Univ
Univ Funding Obligations Series 2012		1.25%		12/12/12	12,000,000	12,055,851

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.19%		07/10/12	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.20%		08/02/12	4,866,000	4,866,000

38 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.47%		07/01/12	9,755,000	9,755,000

Total Fixed-Rate Securities
(Cost $107,073,688)						107,073,688

Variable-Rate Securities 77.7% of net assets

Pennsylvania 61.8%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.18%		07/06/12	6,420,000	6,420,000

Allegheny Cnty Hospital Development Auth
RB (UPMC Senior Communities) Series 2003 (LOC: Fannie Mae)		0.18%		07/06/12	6,600,000	6,600,000

Allegheny Cnty IDA
RB (Oakland Catholic High School) Series 2012 (LOC: PNC Bank NA)		0.17%		07/06/12	5,065,000	5,065,000

Beaver Cnty IDA
Pollution Control Refunding RB (FirstEnergy Nuclear Generation) Series 2006B (LOC: Citibank, NA)		0.24%		07/02/12	1,785,000	1,785,000

Berks Cnty Municipal Auth
RB (Reading Hospital & Medical Center) Series 2012A (LIQ: Bank of America, NA)	a	0.26%		07/06/12	3,750,000	3,750,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.22%		07/06/12	4,085,000	4,085,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	9,850,000	9,850,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.20%		07/06/12	2,000,000	2,000,000

Delaware Cnty IDA
Refunding RB (Resource Recovery Facility) Series 1997G		0.17%		07/06/12	1,775,000	1,775,000

Refunding RB (Resource Recovery Facility) Series 1997G		0.19%		07/06/12	4,100,000	4,100,000

Resource Recovery Refunding RB Series 1997G		0.17%		07/06/12	4,910,000	4,910,000

Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.23%		07/06/12	315,000	315,000

Delaware River Port Auth
Refunding RB Series 2008B (LOC: TD Bank NA)		0.14%		07/06/12	2,800,000	2,800,000

Emmaus General Auth
Local Government RB (East Penn SD) Series 1989F19 (LOC: US Bank, NA)		0.18%		07/06/12	500,000	500,000

Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.18%		07/06/12	1,100,000	1,100,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	4,795,000	4,795,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	4,370,000	4,370,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	12,255,000	12,255,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.24%		07/06/12	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	5,000,000	5,000,000

See financial notes 39

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.33%		07/06/12	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	1,375,000	1,375,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	6,530,000	6,530,000

Pennsylvania Economic Development Financing Auth
Refunding RB (Aqua Pennsylvania) Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		07/06/12	7,500,000	7,500,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-73A&74B (LIQ: JPMorgan Chase Bank, NA)	a	0.27%		07/06/12	1,005,000	1,005,000

S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.18%		07/06/12	4,885,000	4,885,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.18%		07/06/12	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.19%		07/06/12	6,695,000	6,695,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.19%		07/06/12	22,935,000	22,935,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.30%		07/06/12	1,144,911	1,144,911

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.16%		07/06/12	2,700,000	2,700,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.24%		07/06/12	1,085,000	1,085,000

S/F Mortgage RB Series 2007-100A (LIQ: Bank of America, NA)	a	0.37%		07/06/12	1,573,000	1,573,000

S/F Mortgage RB Series 2007-99A (LIQ: Morgan Stanley Bank NA)	a	0.30%		07/06/12	4,680,000	4,680,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.21%		07/06/12	5,500,000	5,500,000

RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	4,020,000	4,020,000

Pennsylvania State Turnpike Commission
Sub Special RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,000,000	5,000,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.18%		07/06/12	6,980,000	6,980,000

Philadelphia
Airport Refunding RB Series 2005C1 (LOC: TD Bank NA)		0.16%		07/06/12	11,420,000	11,420,000

GO Refunding Bonds Series 2009B (LOC: Royal Bank of Canada)		0.16%		07/06/12	8,340,000	8,340,000

Water & Wastewater RB Series 1997B (LOC: TD Bank NA)		0.17%		07/06/12	3,825,000	3,825,000

Water & Wastewater Refunding RB Series 2007B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	2,885,000	2,885,000

Philadelphia IDA
Lease Refunding RB Series 2007B1 (LOC: JPMorgan Chase Bank, NA)		0.15%		07/06/12	6,855,000	6,855,000

Lease Refunding RB Series 2007B2 (LOC: TD Bank NA)		0.15%		07/06/12	4,300,000	4,300,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.19%		07/06/12	6,505,000	6,505,000

Philadelphia SD
GO Refunding Bonds Series 2010F (LOC: Barclays Bank Plc)		0.16%		07/06/12	17,000,000	17,000,000

St. Mary Hospital Auth
RB (Catholic Health Initiatives) Series 2004C		0.17%		07/06/12	22,400,000	22,400,000

Univ of Pittsburgh
Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	4,135,000	4,135,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.15%		07/06/12	9,130,000	9,130,000

Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.17%		07/06/12	3,380,000	3,380,000

40 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Wilkes-Barre Finance Auth
College RB (King’s College) Series 2007 (LOC: PNC Bank NA)		0.17%		07/06/12	800,000	800,000

						284,157,911

Georgia 1.5%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.20%		07/06/12	7,000,000	7,000,000

South Carolina 0.5%
Berkeley Cnty
Industrial Development RB (Nucor Corp) Series 1997		0.24%		07/06/12	2,500,000	2,500,000

Michigan 0.3%
Michigan Housing Development Auth
S/F Mortgage RB Series 2007F (LIQ: Bank of Nova Scotia)		0.19%		07/06/12	1,500,000	1,500,000

Minnesota 0.5%
Minnesota HFA
Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.18%		07/06/12	2,200,000	2,200,000

Nevada 1.0%
Nevada Housing Division
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.18%		07/06/12	4,565,000	4,565,000

New York 1.0%
New York State HFA
Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.18%		07/06/12	2,415,000	2,415,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.17%		07/06/12	2,000,000	2,000,000

						4,415,000

North Carolina 0.5%
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Wake Forest Univ Health Sciences) Series 2008A (LOC: Branch Banking & Trust Co)		0.17%		07/06/12	2,340,000	2,340,000

Oregon 0.5%
Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.18%		07/06/12	2,500,000	2,500,000

Puerto Rico 3.5%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.25%		07/06/12	13,000,000	13,000,000

Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		07/06/12	1,000,000	1,000,000

Sales Tax RB Sr Series 2009C (LIQ: Deutsche Bank AG)	a	0.23%		07/06/12	2,000,000	2,000,000

						16,000,000

Vermont 2.0%
Vermont Student Assistance Corp
Education Loan RB Sr Series 2008B1 (LOC: Bank of New York Mellon)		0.18%		07/06/12	9,000,000	9,000,000

See financial notes 41

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Other Investments 4.6%
Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.30%		07/06/12	10,000,000	10,000,000

						21,000,000

Total Variable-Rate Securities
(Cost $357,177,911)						357,177,911

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $464,251,599.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $130,007,911 or 28.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

42 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$464,251,599
Cash		74,396
Receivables:
Investments sold		1,253,636
Interest	+	255,596

Total assets		465,835,227

Liabilities

Payables:
Investments bought		6,355,079
Shareholder services fees		5,727
Distributions to shareholders		2,743
Accrued expenses	+	9,543

Total liabilities		6,373,092

Net Assets

Total assets		465,835,227
Total liabilities	−	6,373,092

Net assets		$459,462,135

Net Assets by Source
Capital received from investors		459,459,489
Net realized capital gains		2,646

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$459,462,135		459,212,580		$1.00

See financial notes 43

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$502,750

Expenses

Investment adviser and administrator fees		813,914
Shareholder service fees		813,914
Portfolio accounting fees		28,590
Trustees’ fees		15,200
Professional fees		13,808
Registration fees		12,562
Shareholder reports		8,542
Transfer agent fees		7,268
Custodian fees		6,606
Interest expense		1,072
State filing fee reimbursement (Note 5)		(6,281)
Other expenses	+	5,643

Total expenses		1,720,838
Expense reduction by CSIM and/or Schwab[1]	−	1,242,007
Custody credits	−	238

Net expenses	−	478,593

Net investment income		24,157

Realized Gains (Losses)

Net realized gains on investments		5,135

Increase in net assets resulting from operations		$29,292

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $6,281 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 5 for additional information.

44 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$24,157	$47,385
Net realized gains (losses)	+	5,135	(2,489)

Increase in net assets from operations		29,292	44,896

Distributions to Shareholders

Distributions from net investment income		(24,157)	(47,385)

Transactions in Fund Shares*

Shares sold		627,246,052	1,449,286,140
Shares reinvested		20,477	44,619
Shares redeemed	+	(652,398,665)	(1,429,945,107)

Net transactions in fund shares		(25,132,136)	19,385,652

Net Assets

Beginning of period		484,589,136	465,205,973
Total increase or decrease	+	(25,127,001)	19,383,163

End of period		$459,462,135	$484,589,136

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 45

Schwab Massachusetts AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.03
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)
Distributions from net realized gains	—		(0.00)[1]		(0.00)[1]		(0.00)[1]		—	—

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.03)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.04		0.06		0.22		1.62	3.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3,4]	0.27	[4]	0.32	[4]	0.57	[4,5]	0.64	0.65
Gross operating expenses	0.74	[3]	0.74		0.74		0.77		0.75	0.78
Net investment income (loss)	0.01	[3]	0.01		0.01		0.18		1.59	2.99
Net assets, end of period ($ x 1,000,000)	413		425		485		481		523	543

* Unaudited.

1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 5)
5 The ratio of net operating expenses would have been 0.54% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

46 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

10.6%	Fixed-Rate Securities	43,703,777	43,703,777
88.1%	Variable-Rate Securities	363,679,000	363,679,000

98.7%	Total Investments	407,382,777	407,382,777
1.3%	Other Assets and Liabilities, Net		5,181,916

100.0%	Net Assets		412,564,693

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 10.6% of net assets

Massachusetts 10.6%
Bourne
GO BAN		1.25%		12/18/12	5,121,000	5,144,231

Brockton
GO BAN		1.25%		06/14/13	7,000,000	7,061,837

Canton
BAN		1.50%		03/27/13	3,280,331	3,311,203

Hull
GO BAN		1.25%		08/15/12	4,250,000	4,254,159

Longmeadow
GO BAN		1.25%		10/10/12	3,000,000	3,008,087

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/12	575,000	585,013

GO Bonds Consolidated Loan Series 2002E		5.50%		01/01/13	750,000	769,275

GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/12	100,000	100,388

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/12	800,000	803,191

GO Bonds Consolidated Loan Series 2007B		5.00%		11/01/12	125,000	126,920

Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2003A		5.25%		07/01/12	100,000	100,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2003E		5.00%		07/01/12	100,000	100,000

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/12	2,750,000	2,750,000

Massachusetts Port Auth
CP Series 2012A&B (LOC: TD Bank NA)		0.18%		08/09/12	1,000,000	1,000,000

Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds Series 15A		5.00%		08/01/12	350,000	351,354

New Bedford
GO BAN Series C		1.50%		02/08/13	6,000,000	6,036,191

Quincy
GO BAN		1.25%		09/14/12	5,000,000	5,009,288

See financial notes 47

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Stoneham
GO BAN		1.00%		02/22/13	3,177,986	3,192,640

Total Fixed-Rate Securities
(Cost $43,703,777)						43,703,777

Variable-Rate Securities 88.1% of net assets

California 1.2%
Coast Community College District
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.18%		07/06/12	5,000,000	5,000,000

Massachusetts 82.0%
Massachusetts
GO Bonds (Central Artery/Tunnel) Series 2000A (LIQ: Bank of America, NA)		0.30%		07/02/12	5,875,000	5,875,000

GO Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.18%		07/06/12	6,500,000	6,500,000

GO Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	3,900,000	3,900,000

GO Consolidated Loan Series 2007C (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	5,000,000	5,000,000

GO Refunding Bonds Series 1997B (LIQ: JPMorgan Chase Bank, NA)		0.17%		07/06/12	4,190,000	4,190,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.16%		07/06/12	20,000,000	20,000,000

GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.16%		07/06/12	650,000	650,000

GO Refunding Bonds Series 2011A		0.48%	02/01/13	07/05/12	100,000	100,000

Transportation Fund RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	8,170,000	8,170,000

Massachusetts Bay Transportation Auth
Assessment Bonds Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,745,000	5,745,000

Sr Sales Tax Bonds Series 2010A	b	0.27%		01/25/13	5,815,000	5,815,000

Massachusetts Dept of Transportation
Metropolitan Highway Systems Sub RB Series 2010A1 (LIQ: TD Bank NA)		0.14%		07/06/12	1,255,000	1,255,000

Metropolitan Highway Systems Sub RB Series 2010A4 (LIQ: Barclays Bank Plc)		0.15%		07/06/12	2,800,000	2,800,000

Metropolitan Highway Systems Sub RB Series 2010A5 (LIQ: Barclays Bank Plc)		0.15%		07/06/12	1,900,000	1,900,000

Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.45%		07/06/12	3,485,000	3,485,000

Higher Education Refunding RB (Smith College) Series 2002		0.16%		07/06/12	9,189,000	9,189,000

RB (Abby Kelley Foster Charter Public School) Series 2008 (LOC: TD Bank NA)		0.18%		07/06/12	4,865,000	4,865,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.14%		07/06/12	10,000,000	10,000,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.23%		07/06/12	4,965,000	4,965,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	7,905,000	7,905,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.20%		07/06/12	7,400,000	7,400,000

RB (Tabor Academy) Series 2007B (LOC: Federal Home Loan Bank)		0.18%		07/06/12	2,790,000	2,790,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.17%		07/06/12	4,130,000	4,130,000

48 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (Wentworth Institute of Technology) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.19%		07/06/12	8,680,000	8,680,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.15%		07/06/12	18,980,000	18,980,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.27%		07/06/12	14,300,000	14,300,000

RB (Children’s Hospital) Series 2010N1 (LOC: TD Bank NA)		0.12%		07/06/12	3,600,000	3,600,000

RB (Children’s Hospital) Series 2010N2 (LOC: TD Bank NA)		0.17%		07/06/12	5,600,000	5,600,000

RB (Harvard Univ) Series 2005C (LIQ: Citibank, NA)	a	0.20%		07/02/12	2,500,000	2,500,000

RB (Hebrew Rehabilitation Center) Series 2007D (LOC: Bank of America, NA)		0.37%		07/06/12	1,520,000	1,520,000

RB (MIT) Series 2001J2		0.15%		07/06/12	3,525,000	3,525,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.16%		07/06/12	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.18%		07/06/12	2,000,000	2,000,000

RB (MIT) Series 2008N (LIQ: Deutsche Bank AG)	a	0.21%		07/06/12	11,765,000	11,765,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	2,100,000	2,100,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.16%		07/06/12	16,320,000	16,320,000

RB (Worcester Campus - UMass) Series 2005D (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	12,820,000	12,820,000

Massachusetts Industrial Finance Agency
RB (Groton School) Series 1998B (LIQ: US Bank, NA)		0.17%		07/06/12	11,000,000	11,000,000

Massachusetts Port Auth
RB Series 2005A (GTY/LIQ: US Bank, NA)	a	0.16%		07/06/12	6,765,000	6,765,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	995,000	995,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.18%		07/06/12	11,000,000	11,000,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.18%		07/06/12	6,975,000	6,975,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.18%		07/06/12	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.19%		07/06/12	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Barclays Bank Plc)	a	0.17%		07/06/12	12,000,000	12,000,000

Massachusetts State College Building Auth
Project & Refunding RB Series 2003B (LIQ: Deutsche Bank AG)	a	0.22%		07/06/12	10,990,000	10,990,000

Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	7,600,000	7,600,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.27%		07/06/12	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2005A (LIQ: Bank of America, NA)	a	0.30%		07/06/12	1,000,000	1,000,000

General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.16%		07/06/12	5,320,000	5,320,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	3,000,000	3,000,000

Univ of Massachusetts Building Auth
Facilities RB SR Series 2008A (LIQ: Bank of America, NA)		0.25%		07/06/12	1,000,000	1,000,000

Refunding RB Sr Series 2011-2	b	0.27%		01/25/13	9,080,000	9,080,000

						338,279,000

See financial notes 49

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings (Unaudited) continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

New Mexico 1.3%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.19%		07/06/12	5,390,000	5,390,000

Puerto Rico 3.1%
Puerto Rico Sales Tax Financing Corp
Sales Tax RB Sr Series 2009C (LIQ: Citibank, NA)	a	0.21%		07/06/12	12,910,000	12,910,000

Wyoming 0.5%
Uinta Cnty
Pollution Control Refunding RB (Chevron) Series 1993		0.16%		07/02/12	2,100,000	2,100,000

Total Variable-Rate Securities
(Cost $363,679,000)						363,679,000

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $407,382,777.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $206,980,000 or 50.2% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,895,000 or 3.6% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$407,382,777
Cash		42,184
Receivables:
Investments sold		4,653,000
Interest		482,617
Prepaid expenses	+	10,791

Total assets		412,571,369

Liabilities

Payables:
Shareholder services fees		4,820
Distributions to shareholders	+	1,856

Total liabilities		6,676

Net Assets

Total assets		412,571,369
Total liabilities	−	6,676

Net assets		$412,564,693

Net Assets by Source
Capital received from investors		412,558,763
Net realized capital gains		5,930

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$412,564,693		411,980,632		$1.00

See financial notes 51

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$427,409

Expenses

Investment adviser and administrator fees		743,223
Shareholder service fees		743,223
Portfolio accounting fees		26,806
Trustees’ fees		15,115
Professional fees		13,673
Registration fees		11,800
Shareholder reports		7,683
Transfer agent fees		7,264
Custodian fees		6,728
Interest expense		814
State filing fee reimbursement (Note 5)		(8,254)
Other expenses	+	5,194

Total expenses		1,573,269
Expense reduction by CSIM and/or Schwab[1]	−	1,165,373
Custody credits	−	1,917

Net expenses	−	405,979

Net investment income		21,430

Realized Gains (Losses)

Net realized gains on investments		5,930

Increase in net assets resulting from operations		$27,360

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $8,254 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 5 for additional information.

52 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$21,430	$44,874
Net realized gains	+	5,930	296,274

Increase in net assets from operations		27,360	341,148

Distributions to Shareholders

Distributions from net investment income		(21,430)	(44,874)
Distributions from net realized gains	+	—	(135,671)

Total distributions		(21,430)	(180,545)

Transactions in Fund Shares*

Shares sold		541,853,727	1,272,167,495
Shares reinvested		18,794	178,513
Shares redeemed	+	(554,005,154)	(1,332,422,323)

Net transactions in fund shares		(12,132,633)	(60,076,315)

Net Assets

Beginning of period		424,691,396	484,607,108
Total decrease	+	(12,126,703)	(59,915,712)

End of period		$412,564,693	$424,691,396

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 53

 Schwab Municipal Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class: Sweep Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

54

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

 55

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

56

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund. For additional information, please refer to the funds’ Portfolio Holdings.

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	82%	73%	80%	78%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	13% (JP Morgan Chase Group)	14% (Wells Fargo Group)	10% (Wells Fargo Group)	12% (JP Morgan Chase Group)

4. Risk Factors:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, the negative perceptions of the ability of an issuer, guarantor or liquidity provider to make such payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancement provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

 57

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

4. Risk Factors (continued):

State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the AMT could generate taxable income.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transactions costs that are higher than those for transactions in liquid securities.

A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee and an annual sweep administration fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made

58

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture

 59

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):

could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$2,246,758	$4,886,210	$5,905,518	$3,701,835	$16,740,321
Value Advantage Shares	272,392	785,362	781,824	477,615	$2,317,193
Schwab New Jersey AMT Tax-Free Money Fund	922,552	2,100,964	2,335,709	1,295,723	$6,654,948
Schwab Pennsylvania Municipal Money Fund	500,907	1,357,923	1,709,300	1,022,169	$4,590,299
Schwab Massachusetts AMT Tax-Free Money Fund	564,970	1,502,176	1,698,125	962,572	$4,727,843

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab New York AMT Tax-Free Money Fund	$10,255,000
Schwab New Jersey AMT Tax-Free Money Fund	2,990,000
Schwab Pennsylvania Municipal Money Fund	30,260,000
Schwab Massachusetts AMT Tax-Free Money Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund received a payment of $1,938, $6,281 and $8,254, respectively, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab“, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

6. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

7. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

60

 Schwab Municipal Money Funds

Financial Notes, unaudited (continued)

8. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
Expiration Date	Money Fund	Money Fund	Money Fund	Money Fund

No expiration	$—	$—	$2,489	$—

Total	$—	$—	$2,489	$—

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending June 30, 2012.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual

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funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

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 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment

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will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

68

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13603-16

Semiannual report dated June 30, 2012, enclosed.

Schwab Advisor Cash Reserves ®

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Schwab Advisor Cash Reserves ®

Semiannual Report
June 30, 2012

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Jonathan Roman, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2006 and was named to his current position in 2010.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies, or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the first quarter of 2012, as a result of ongoing weakness, the fund’s exposure to Europe was reduced and weighted average maturities (WAMs) in the low to mid-30s were maintained. But with improved liquidity and market sentiment following the ECB’s announcement, the fund’s exposure to European institutions was increased, particularly to institutions based in the Netherlands, the U.K., Switzerland, and Germany. During the reporting period, the fund’s WAM was extended from 31 days to 44 days. The investment adviser continues to closely monitor events across Europe and will adjust portfolio exposures as conditions warrant.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	38.0%
16-30 Days	12.9%
31-60 Days	20.2%
61-90 Days	16.9%
91-120 Days	1.5%
More than 120 Days	10.5%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	44 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	14.3%
Financial Company	11.0%
Other	2.5%
Certificate Of Deposit	35.8%
Government Agency Debt[2]	11.5%
Other Instrument	1.8%
Variable Rate Demand Note	1.1%
Other Note	3.1%
Repurchase Agreement
Government Agency	18.1%
Treasury	0.4%
Other	0.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Advisor Cash Reserves

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor Cash Reserves
	Sweep	Premier Sweep
	Shares	Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment[1]	**	**

Seven-Day Yield[2]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.09%	-0.16%

Seven-Day Effective Yield[2]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.34% and 0.27% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.

Schwab Advisor Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab Advisor Cash Reserves®
Sweep Shares
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21
Premier Sweep Shares
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Sweep Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.01		0.13		2.36	4.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5,6]	0.26	[4]	0.34	[4]	0.53	[4,7]	0.65 [8]	0.66
Gross operating expenses	0.72	[5,6]	0.73		0.73		0.76		0.75	0.75
Net investment income (loss)	0.01	[5]	0.01		0.01		0.14		2.34	4.67
Net assets, end of period ($ x 1,000,000)	5,474		6,035		5,617		5,786		7,286	6,416

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Premier Sweep Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total Return (%)	0.01	[3]	0.01		0.01		0.16		2.43	4.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5,6]	0.26	[4]	0.34	[4]	0.50	[4,7]	0.58 [8]	0.59
Gross operating expenses	0.72	[5,6]	0.73		0.73		0.76		0.75	0.75
Net investment income (loss)	0.01	[5]	0.01		0.01		0.17		2.42	4.74
Net assets, end of period ($ x 1,000,000)	14,081		14,727		15,342		14,132		16,245	15,023

* Unaudited.

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.
6 The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 4)
7 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.47% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
8 The ratio of net operating expenses would have been 0.64% for Sweep Shares and 0.57% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

73.9%		Fixed-Rate Obligations	14,453,497,139	14,453,497,139
7.6%		Variable-Rate Obligations	1,481,383,851	1,481,383,851
18.9%		Repurchase Agreements	3,705,202,648	3,705,202,648

100.4%		Total Investments	19,640,083,638	19,640,083,638
(0	.4)%	Other Assets and Liabilities, Net		(84,907,515)

100.0%		Net Assets		19,555,176,123

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.9% of net assets

Asset Backed Commercial Paper 14.4%
Alpine Securitization Corp	a,b,c	0.30%		08/06/12	2,000,000	1,999,400
	a,b,c	0.34%		09/19/12	11,000,000	10,991,689
	a,b,c	0.34%		09/20/12	129,000,000	128,901,315

Atlantis One Funding Corp	a,b,c	0.32%		07/02/12	23,000,000	22,999,796
	a,b,c	0.30%		10/04/12	116,000,000	115,908,167
	a,b,c	0.53%		12/06/12	6,000,000	5,986,043

CAFCO, LLC	a,b,c	0.40%		07/12/12	4,000,000	3,999,511
	a,b,c	0.50%		07/18/12	42,722,000	42,711,913
	a,b,c	0.51%		07/23/12	31,000,000	30,990,338
	a,b,c	0.50%		08/02/12	50,000,000	49,977,778
	a,b,c	0.50%		08/07/12	19,000,000	18,990,236

Cancara Asset Securitisation, LLC	a,b,c	0.47%		09/24/12	100,000,000	99,889,028

Chariot Funding, LLC	a,b,c	0.21%		08/29/12	25,000,000	24,991,396
	a,b,c	0.21%		09/04/12	22,000,000	21,991,658
	a,b,c	0.21%		09/05/12	15,000,000	14,994,225

Ciesco, LLC	a,b,c	0.51%		07/10/12	14,000,000	13,998,215
	a,b,c	0.50%		07/25/12	67,000,000	66,977,667
	a,b,c	0.47%		07/26/12	10,000,000	9,996,736
	a,b,c	0.50%		08/06/12	139,000,000	138,930,500

CRC Funding, LLC	a,b,c	0.45%		07/05/12	25,000,000	24,998,750
	a,b,c	0.51%		07/10/12	4,000,000	3,999,490
	a,b,c	0.50%		08/01/12	184,000,000	183,920,778

Crown Point Capital Company, LLC	a,b,c	0.60%		09/04/12	78,000,000	77,915,500
	a,b,c	0.57%		09/06/12	26,000,000	25,972,418
	a,b,c	0.45%		09/11/12	27,000,000	26,975,700
	a,b,c	0.45%		09/12/12	64,000,000	63,941,600

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fairway Finance Co, LLC	a,b,c	0.21%		07/11/12	8,256,000	8,255,518

Gemini Securitization Corp, LLC	a,b,c	0.40%		08/07/12	5,000,000	4,997,944
	a,b,c	0.45%		09/05/12	1,000,000	999,175

Govco, LLC	a,b,c	0.39%		07/05/12	79,000,000	78,996,577
	a,b,c	0.44%		07/05/12	22,000,000	21,998,924
	a,b,c	0.40%		07/12/12	141,000,000	140,982,767
	a,b,c	0.50%		07/16/12	6,000,000	5,998,750
	a,b,c	0.51%		07/18/12	65,000,000	64,984,346

Jupiter Securitization Corp	a,b,c	0.20%		07/03/12	50,032,000	50,031,444
	a,b,c	0.20%		07/05/12	12,071,000	12,070,732
	a,b,c	0.20%		07/09/12	20,000,000	19,999,111
	a,b,c	0.20%		07/11/12	16,000,000	15,999,111
	a,b,c	0.21%		09/04/12	14,000,000	13,994,692

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		07/12/12	3,000,000	2,999,798
	a,b,c	0.25%		07/18/12	29,000,000	28,996,576

Market Street Funding Corp	a,b,c	0.22%		07/06/12	7,000,000	6,999,786
	a,b,c	0.22%		07/12/12	11,000,000	10,999,261
	a,b,c	0.23%		08/07/12	11,000,000	10,997,400
	a,b,c	0.23%		08/10/12	22,018,000	22,012,373
	a,b,c	0.23%		08/13/12	5,000,000	4,998,626
	a,b,c	0.24%		08/15/12	9,000,000	8,997,300
	a,b,c	0.24%		08/17/12	1,000,000	999,687
	a,b,c	0.23%		08/20/12	1,000,000	999,681
	a,b,c	0.23%		08/22/12	2,000,000	1,999,336
	a,b,c	0.23%		08/27/12	10,000,000	9,996,358
	a,b,c	0.25%		09/11/12	20,000,000	19,990,000
	a,b,c	0.26%		09/24/12	58,000,000	57,964,394
	a,b,c	0.36%		12/10/12	12,000,000	11,980,560

Nieuw Amsterdam Receivables Corp	a,b,c	0.18%		07/02/12	71,000,000	70,999,645
	a,b,c	0.25%		07/10/12	17,000,000	16,998,938

Old Line Funding, LLC	a,b,c	0.24%		08/06/12	12,000,000	11,997,120
	a,b,c	0.24%		08/13/12	50,000,000	49,985,667
	a,b,c	0.24%		08/20/12	26,096,000	26,087,301

Sheffield Receivables Corp	a,b,c	0.30%		07/05/12	31,000,000	30,998,967
	a,b,c	0.30%		07/11/12	50,000,000	49,995,833
	a,b,c	0.30%		08/16/12	4,000,000	3,998,467
	a,b,c	0.31%		09/12/12	32,000,000	31,979,884
	a,b,c	0.32%		09/12/12	33,000,000	32,978,587
	a,b,c	0.31%		09/18/12	55,000,000	54,962,585
	a,b,c	0.40%		10/17/12	25,000,000	24,970,000

Solitaire Funding, LLC	a,b,c	0.30%		07/25/12	50,000,000	49,990,000
	a,b,c	0.30%		08/06/12	31,000,000	30,990,700

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.43%		07/06/12	36,000,000	35,997,850
	a,b,c	0.44%		07/06/12	50,000,000	49,996,944

Thunder Bay Funding, LLC	a,b,c	0.19%		07/16/12	11,000,000	10,999,129
	a,b,c	0.24%		07/24/12	20,000,000	19,996,933
	a,b,c	0.24%		07/26/12	50,000,000	49,991,667
	a,b,c	0.24%		08/13/12	85,000,000	84,975,633
	a,b,c	0.20%		08/20/12	10,000,000	9,997,222

Variable Funding Capital Corp	a,b,c	0.20%		07/25/12	77,650,000	77,639,647

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Windmill Funding Corp	a,b,c	0.50%		07/27/12	119,000,000	118,957,028

						2,818,675,821

Financial Company Commercial Paper 10.3%
BNZ International Funding Ltd	a	0.22%		07/13/12	29,000,000	28,997,873
	a	0.25%		08/23/12	19,000,000	18,993,007

Commonwealth Bank of Australia	c	0.18%		07/06/12	128,100,000	128,096,797
	c	0.18%		07/11/12	80,000,000	79,996,000
	c	0.21%		08/21/12	33,000,000	32,990,182
	c	0.21%		08/24/12	7,000,000	6,997,795
	c	0.40%		11/30/12	19,739,000	19,705,663
	c	0.40%		12/05/12	14,000,000	13,975,578

General Electric Capital Corp		0.29%		09/05/12	49,000,000	48,973,948
		0.34%		10/17/12	8,000,000	7,991,840
		0.32%		11/06/12	57,000,000	56,935,147
		0.32%		11/07/12	43,500,000	43,450,120
		0.32%		11/14/12	206,000,000	205,750,969
		0.35%		12/11/12	107,000,000	106,830,435
		0.37%		12/17/12	5,000,000	4,991,315
		0.37%		12/19/12	14,000,000	13,975,395

JP Morgan Chase & Co		0.21%		08/21/12	38,000,000	37,988,964
		0.24%		09/07/12	8,000,000	7,996,373
		0.22%		09/21/12	84,000,000	83,957,907
		0.27%		10/02/12	1,000,000	999,303

National Australia Funding (Delaware), Inc	a	0.20%		08/07/12	120,000,000	119,975,333

Nationwide Building Society		0.58%		08/28/12	70,000,000	69,934,589
		0.63%		09/04/12	25,000,000	24,971,563

Nordea North America, Inc	a	0.29%		08/23/12	107,000,000	106,954,317
	a	0.29%		08/24/12	135,000,000	134,941,275

NRW.BANK		0.29%		08/27/12	152,000,000	151,930,207

Rabobank USA Financial Corp	a	0.31%		08/01/12	60,000,000	59,983,983

Skandinaviska Enskilda Banken AB		0.50%		07/09/12	13,000,000	12,998,556

State Street Corp		0.22%		09/11/12	95,000,000	94,958,200

Westpac Banking Corp	c	0.54%		08/01/12	20,000,000	19,990,700
	c	0.25%		09/14/12	87,000,000	86,954,687
	c	0.40%		01/02/13	103,000,000	102,788,278
	c	0.40%		01/03/13	23,000,000	22,952,467

Westpac Securities NZ Ltd	a,c	0.23%		07/11/12	48,000,000	47,996,933

						2,006,925,699

Other Commercial Paper 2.5%
BHP Billiton Finance (USA) Ltd	a,c	0.20%		07/17/12	27,500,000	27,497,556

Catholic Health Initiatives
Taxable CP Notes Series A		0.20%		07/19/12	23,000,000	23,000,000
		0.18%		08/14/12	25,000,000	25,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.60%		07/02/12	2,000,000	1,999,967
	a,c	0.50%		10/09/12	5,075,000	5,067,951
	a,c	0.47%		12/07/12	20,000,000	19,958,483

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,c	0.48%		12/11/12	22,000,000	21,952,187
	a,c	0.50%		12/12/12	1,000,000	997,722
	a,c	0.64%		03/07/13	81,000,000	80,641,440

Toyota Motor Credit Corp	a	0.23%		09/13/12	50,000,000	49,976,361
	a	0.40%		11/07/12	190,000,000	189,727,667

Univ of California
CP Series B		0.18%		07/17/12	40,000,000	39,996,800

						485,816,134

Certificate of Deposit 33.9%
Australia & New Zealand Banking Group Ltd		0.20%		07/25/12	90,000,000	90,000,000
		0.36%		11/30/12	67,000,000	67,000,000

Bank of Montreal		0.20%		08/28/12	100,000,000	100,000,000
		0.20%		08/31/12	116,000,000	116,000,000
		0.20%		09/04/12	122,000,000	122,000,000
		0.20%		09/05/12	3,000,000	3,000,000

Bank of Nova Scotia		0.17%		07/06/12	87,000,000	87,000,000
		0.21%		09/12/12	93,000,000	92,996,230
		0.32%		10/04/12	2,000,000	2,000,000
		0.33%		10/16/12	48,000,000	48,000,000

Bank of the West		0.44%		07/23/12	56,000,000	56,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.36%		08/03/12	44,000,000	44,000,000
		0.36%		09/10/12	124,000,000	124,000,000
		0.36%		09/11/12	1,000,000	1,000,000
		0.36%		09/12/12	90,000,000	90,000,000
		0.36%		09/13/12	29,000,000	29,000,000
		0.36%		09/18/12	29,000,000	29,000,000
		0.56%		01/02/13	176,000,000	176,000,000

Barclays Bank PLC		0.66%		11/07/12	147,000,000	147,000,000
		0.70%		11/16/12	83,000,000	83,000,000

Branch Banking & Trust Co		0.28%		08/03/12	35,000,000	35,000,000
		0.29%		08/30/12	51,000,000	51,000,000

Canadian Imperial Bank of Commerce		0.17%		07/12/12	9,000,000	9,000,000
		0.17%		08/06/12	169,000,000	169,000,000

Chase Bank USA, NA		0.18%		07/23/12	40,000,000	40,000,000
		0.18%		07/26/12	15,000,000	15,000,000
		0.18%		08/15/12	150,000,000	150,000,000
		0.18%		08/17/12	91,000,000	91,000,000

Citibank, NA		0.37%		07/02/12	91,000,000	91,000,000
		0.38%		07/06/12	100,000,000	100,000,000
		0.39%		07/09/12	14,000,000	14,000,000
		0.45%		07/25/12	130,000,000	130,000,000

Credit Suisse AG		0.29%		08/02/12	210,000,000	210,000,000
		0.33%		09/13/12	40,000,000	40,000,000

Deutsche Bank AG		0.22%		07/05/12	73,000,000	73,000,000
		0.23%		07/23/12	108,000,000	108,000,000
		0.43%		07/27/12	2,000,000	2,000,000
		0.46%		08/13/12	237,000,000	237,000,000
		0.47%		09/17/12	100,000,000	100,000,000

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

DNB Bank ASA		0.26%		07/02/12	89,000,000	89,000,000
		0.25%		07/16/12	96,000,000	96,000,000
		0.27%		08/14/12	45,000,000	45,000,000

ING Bank NV		0.46%		08/03/12	190,000,000	190,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	6,000,000	6,000,000
		0.45%		10/10/12	89,000,000	89,000,000

Mitsubishi UFJ Trust & Banking Corp		0.18%		07/02/12	46,000,000	46,000,000
		0.40%		08/01/12	114,000,000	114,000,000
		0.38%		09/04/12	9,000,000	9,000,000
		0.37%		09/07/12	71,000,000	71,000,000
		0.38%		10/01/12	3,000,000	3,000,000

Mizuho Corporate Bank Ltd		0.17%		07/02/12	96,000,000	96,000,000
		0.36%		09/06/12	96,000,000	96,000,000

National Australia Bank Ltd		0.39%		09/10/12	100,000,000	100,000,000
		0.34%		11/05/12	91,000,000	91,000,000
		0.39%		12/12/12	32,000,000	32,000,000

Nordea Bank Finland PLC		0.30%		09/17/12	26,000,000	26,000,000
		0.30%		09/18/12	50,000,000	50,000,000

Rabobank Nederland		0.33%		07/03/12	70,000,000	70,000,000
		0.51%		11/01/12	188,000,000	188,000,000

Skandinaviska Enskilda Banken AB		0.51%		08/09/12	62,000,000	62,000,000
		0.48%		09/07/12	79,000,000	79,000,000

State Street Bank & Trust Company, NA		0.19%		07/13/12	148,000,000	148,000,000
		0.25%		09/17/12	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp		0.35%		08/02/12	67,000,000	67,000,000
		0.35%		09/07/12	7,000,000	7,000,000
		0.35%		09/11/12	182,000,000	182,000,000
		0.35%		09/13/12	38,000,000	38,000,000

Sumitomo Mitsui Trust Bank Ltd		0.16%		07/06/12	94,000,000	94,000,000
		0.19%		07/19/12	38,000,000	38,000,000
		0.19%		07/26/12	51,000,000	51,000,000
		0.37%		09/05/12	96,000,000	96,000,000

Svenska Handelsbanken AB		0.27%		07/18/12	3,000,000	3,000,000
		0.26%		07/24/12	178,000,000	178,000,000
		0.25%		07/30/12	83,000,000	83,000,000

Swedbank AB		0.44%		08/27/12	18,000,000	18,000,000

Toronto-Dominion Bank		0.17%		07/10/12	43,000,000	43,000,000
		0.19%		08/20/12	60,000,000	60,000,000
		0.20%		08/27/12	141,000,000	141,000,000
		0.20%		09/05/12	161,000,000	161,000,000
		0.20%		09/13/12	2,000,000	2,000,000

UBS AG		0.47%		10/29/12	34,000,000	34,000,000
		0.51%		11/09/12	257,000,000	257,000,000

Union Bank, NA		0.43%		07/19/12	14,000,000	14,000,000
		0.42%		07/27/12	24,000,000	24,000,000
		0.45%		08/24/12	2,000,000	2,000,000
		0.40%		10/30/12	1,000,000	1,000,000
		0.40%		11/02/12	36,000,000	36,000,000

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Banking Corp		0.30%		11/08/12	4,500,000	4,500,000
		0.37%		12/14/12	21,000,000	21,000,000

						6,626,496,230

Government Agency Debt 11.0%
Fannie Mae		0.09%		07/09/12	87,000,000	86,998,260
		0.08%		07/16/12	2,000,000	1,999,933
		0.09%		07/25/12	13,500,000	13,499,190
		1.75%		08/10/12	5,000,000	5,008,692

Farm Credit System		0.50%		07/10/12	10,000,000	10,000,975
		0.11%		08/09/12	6,497,000	6,496,261

Federal Home Loan Bank		0.08%		07/05/12	283,000,000	282,997,634
		0.11%		07/05/12	67,000,000	66,999,181
		0.08%		07/06/12	102,000,000	101,998,938
		0.08%		07/11/12	118,000,000	117,997,247
		0.12%		07/11/12	110,000,000	109,996,417
		0.09%		07/13/12	24,000,000	23,999,280
		0.10%		07/13/12	68,000,000	67,997,847
		0.11%		07/13/12	31,000,000	30,998,863
		0.12%		07/13/12	51,000,000	50,998,045
		0.09%		07/18/12	4,000,000	3,999,839
		0.11%		07/18/12	5,000,000	4,999,740
		0.09%		07/25/12	12,000,000	11,999,280
		0.10%		07/25/12	12,100,000	12,099,193
		0.10%		07/27/12	29,000,000	28,997,906
		0.08%		08/01/12	100,000,000	99,993,111
		0.08%		08/03/12	50,000,000	49,996,333
		0.09%		08/03/12	24,000,000	23,998,130
		0.09%		08/10/12	8,000,000	7,999,200
		0.10%		08/10/12	3,000,000	2,999,667
		0.12%		08/17/12	55,000,000	54,991,383
		0.10%		08/29/12	20,000,000	19,996,722
		0.10%		08/31/12	135,000,000	134,977,125

Freddie Mac		0.10%		07/02/12	6,000,000	5,999,984
		5.13%		07/15/12	51,376,000	51,474,017
		0.08%		07/25/12	31,000,000	30,998,347
		0.09%		08/07/12	150,000,000	149,986,896

Straight A Funding, LLC	a,b,c,f	0.18%		07/02/12	16,000,000	15,999,920
	a,b,c,f	0.18%		07/03/12	20,000,000	19,999,800
	a,b,c,f	0.18%		07/06/12	25,085,000	25,084,373
	a,b,c,f	0.18%		07/09/12	30,000,000	29,998,800
	a,b,c,f	0.18%		07/10/12	28,000,000	27,998,740
	a,b,c,f	0.18%		07/19/12	82,000,000	81,992,620
	a,b,c,f	0.18%		08/03/12	100,000,000	99,983,500
	a,b,c,f	0.18%		08/06/12	75,000,000	74,986,500
	a,b,c,f	0.18%		08/08/12	50,000,000	49,990,500
	a,b,c,f	0.18%		08/10/12	17,069,000	17,065,586
	a,b,c,f	0.18%		08/22/12	8,000,000	7,997,920
	a,b,c,f	0.18%		08/27/12	21,000,000	20,994,015
	a,b,c,f	0.18%		08/29/12	9,000,000	8,997,345

						2,154,583,255

Other Instrument 1.8%
Australia & New Zealand Banking Group Ltd	j	0.19%		07/02/12	280,000,000	280,000,000

See financial notes 13

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Citibank, NA	j	0.20%		07/02/12	81,000,000	81,000,000

						361,000,000

Total Fixed-Rate Obligations
(Cost $14,453,497,139)						14,453,497,139

Variable-Rate Obligations 7.6% of net assets

Financial Company Commercial Paper 0.8%
Australia & New Zealand Banking Group Ltd		0.30%	07/23/12	11/26/12	110,000,000	110,000,000

Westpac Banking Corp	c	0.43%	07/09/12	02/07/13	43,000,000	43,000,000

						153,000,000

Certificate of Deposit 2.1%
Bank of Nova Scotia		0.33%		07/26/12	113,000,000	113,000,000
		0.28%	07/02/12	11/15/12	134,000,000	134,000,000

Canadian Imperial Bank of Commerce		0.33%		07/23/12	92,000,000	92,000,000

Sumitomo Mitsui Banking Corp		0.25%	07/02/12	08/03/12	68,000,000	68,000,000

						407,000,000

Government Agency Debt 0.5%
Freddie Mac	i	0.37%	07/10/12	05/10/13	100,000,000	100,000,000

Variable Rate Demand Note 1.1%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.24%		07/06/12	1,000,000	1,000,000

Cleveland
Airport System Taxable Revenue Bonds Series 2008F	a	0.21%		07/06/12	29,000,000	29,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC, LLC) Series 1999B	a	0.24%		07/06/12	2,000,000	2,000,000

GFRE Holdings, LLC	a	0.25%		07/06/12	2,810,000	2,810,000

Indiana Health & Educational Facility Financing Auth
Taxable Variable Rate Demand Revenue Bonds (Union Hospital) Series 2006B	a	0.21%		07/06/12	12,545,000	12,545,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		07/06/12	2,885,000	2,885,000

Texas
TRAN Series 2011A	c,g	0.18%		07/02/12	139,035,000	139,035,000
Veterans Taxable Refunding Bonds Series 2010B	g	0.23%		07/06/12	12,785,000	12,785,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.28%		07/06/12	1,050,000	1,050,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.28%		07/06/12	6,900,000	6,900,000

						210,010,000

Other Note 3.1%
Bank of America, NA	h	0.82%	07/23/12	08/22/12	147,000,000	147,000,000

JPMorgan Chase Bank, NA	i	0.54%	07/18/12	07/18/13	90,000,000	90,000,000
	i	0.36%	07/23/12	07/19/13	47,000,000	47,000,000

14 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA	i	0.54%	09/22/12	07/19/13	225,000,000	225,000,000

Westpac Banking Corp	c,i	0.62%	07/30/12	07/26/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	2,373,851	2,373,851

						611,373,851

Total Variable-Rate Obligations
(Cost $1,481,383,851)						1,481,383,851

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.9% of net assets

Government Agency Repurchase Agreement 18.1%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,000,000, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	50,000,833	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $157,065,692, issued 05/07/12, repurchase date 07/09/12.		0.21%		07/06/12	151,052,850	151,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $86,345,383, issued 05/08/12, repurchase date 07/09/12.		0.21%		07/06/12	83,028,566	83,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $310,960,000, issued 06/04/12, repurchase date 07/20/12.		0.21%		07/06/12	299,055,813	299,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $128,061,847, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	123,034,577	123,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $46,800,000, issued 06/21/12, repurchase date 09/19/12.		0.24%		07/06/12	45,004,500	45,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $166,400,000, issued 06/05/12, repurchase date 08/17/12.		0.24%		07/06/12	160,033,067	160,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $467,620,001, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	454,007,188	454,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $719,307,060, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	705,213,226	705,202,648
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $3,060,923, issued 06/13/12, repurchase date 09/13/12.	d	0.27%		09/13/12	3,002,070	3,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $132,601,941, issued 06/14/12, repurchase date 09/14/12.	d	0.27%		09/14/12	130,089,700	130,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $22,880,000, issued 05/30/12, repurchase date 07/02/12.		0.19%		07/02/12	22,003,832	22,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $98,226,558, issued 06/25/12, repurchase date 07/02/12.		0.19%		07/02/12	94,003,473	94,000,000

See financial notes 15

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,000,001, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	200,003,333	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,040,428, issued 06/18/12, repurchase date 07/18/12.		0.19%		07/06/12	50,004,750	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $130,509,115, issued 06/21/12, repurchase date 09/20/12.		0.24%		07/06/12	125,012,500	125,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $205,859,687, issued 06/26/12, repurchase date 09/24/12.		0.28%		07/06/12	197,015,322	197,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $105,000,001, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	100,001,500	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $162,750,001, issued 06/25/12, repurchase date 07/02/12.		0.22%		07/02/12	155,006,631	155,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $49,500,091, issued 06/19/12, repurchase date 07/24/12.	d	0.30%		07/24/12	48,014,000	48,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $164,800,000, issued 06/29/12, repurchase date 07/02/12.		0.17%		07/02/12	160,002,267	160,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $91,800,000, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	90,001,425	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $80,580,001, issued 06/08/12, repurchase date 07/13/12.		0.20%		07/06/12	79,012,289	79,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $25,500,000, issued 06/29/12, repurchase date 07/31/12.		0.20%		07/06/12	25,000,972	25,000,000

						3,548,202,648

Treasury Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $76,500,069, issued 06/29/12, repurchase date 07/02/12.		0.14%		07/02/12	75,000,875	75,000,000

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $26,250,001, issued 06/29/12, repurchase date 07/02/12.		0.30%		07/02/12	25,000,625	25,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $31,500,175, issued 04/18/12, repurchase date 08/01/12.	d	0.62%		08/01/12	30,054,250	30,000,000

16 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $28,350,054, issued 05/31/12, repurchase date 09/13/12.	d	0.57%		09/13/12	27,044,888	27,000,000

						82,000,000

Total Repurchase Agreements
(Cost $3,705,202,648)						3,705,202,648

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $19,640,083,638.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,304,734,677 or 22.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $240,373,851 or 1.2% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See financial notes 17

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$15,934,880,990
Repurchase agreements, at cost and value	+	3,705,202,648

Total investments, at cost and value (Note 2a)		19,640,083,638
Cash		1
Receivables:
Investments sold		75,000
Interest		5,017,717
Prepaid expenses	+	26,622

Total assets		19,645,202,978

Liabilities

Payables:
Investments bought		89,000,000
Investment adviser and administrator fees		334,479
Shareholder services fees		102,773
Distributions to shareholders		80,594
Accrued expenses	+	509,009

Total liabilities		90,026,855

Net Assets

Total assets		19,645,202,978
Total liabilities	−	90,026,855

Net assets		$19,555,176,123

Net Assets by Source
Capital received from investors		19,556,544,890
Net realized capital losses		(1,368,767)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$5,473,828,016		5,473,816,417		$1.00
Premier Sweep Shares	$14,081,348,107		14,081,318,220		$1.00

18 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$24,247,656

Expenses

Investment adviser and administrator fees		30,368,082
Shareholder service fees:
Sweep Shares		11,019,790
Premier Sweep Shares		27,957,010
Shareholder reports		401,944
Registration fees		391,597
Portfolio accounting fees		247,097
Custodian fees		235,452
Professional fees		68,930
Trustees’ fees		44,116
Transfer agent fees		15,227
Interest expense		19
State filing fee reimbursement (Note 4)		(796,236)
Other expenses	+	231,884

Total expenses		70,184,912
Expense reduction by CSIM and/or Schwab[1]	−	46,914,115
Custody credits	−	154

Net expenses	−	23,270,643

Net investment income		977,013

Realized Gains (Losses)

Net realized gains on investments		34,562

Increase in net assets resulting from operations		$1,011,575

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $796,236 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

See financial notes 19

 Schwab Advisor Cash Reserves

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$977,013	$2,054,071
Net realized gains (losses)	+	34,562	(616)

Increase in net assets from operations		1,011,575	2,053,455

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(275,996)	(573,256)
Premier Sweep Shares	+	(701,017)	(1,480,815)

Total distributions from net investment income		(977,013)	(2,054,071)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		8,861,987,817	21,703,474,701
Premier Sweep Shares	+	29,752,814,314	69,113,644,043

Total shares sold		38,614,802,131	90,817,118,744

Shares Reinvested
Sweep Shares		211,709	493,334
Premier Sweep Shares	+	599,560	1,384,993

Total shares reinvested		811,269	1,878,327

Shares Redeemed
Sweep Shares		(9,423,422,772)	(21,286,232,784)
Premier Sweep Shares	+	(30,398,781,087)	(69,729,967,805)

Total shares redeemed		(39,822,203,859)	(91,016,200,589)

Net transactions in fund shares		(1,206,590,459)	(197,203,518)

Net Assets

Beginning of period		20,761,732,020	20,958,936,154
Total decrease	+	(1,206,555,897)	(197,204,134)

End of period		$19,555,176,123	$20,761,732,020

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

 Schwab Advisor Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 21

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

22

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to

 23

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

24

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively

 25

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Advisor Cash Reserves
Sweep Shares	$7,890,129	$15,882,287	$21,168,260	$10,623,959	$55,564,635
Premier Sweep Shares	$13,137,784	$30,275,610	$44,182,521	$22,114,038	$109,709,953

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

During the period, the Schwab Advisor Cash Reserves received a payment of $796,236, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab“, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2011, the fund had capital loss carryforwards of $1,402,713 available to offset future net capital gains before the expiration date of December 31, 2017 and $616 with no expiration.

26

 Schwab Advisor Cash Reserves

Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the fund had no capital losses deferred and no capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 27

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Advisor Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 28, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent

28

total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 29

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

30

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 31

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and

 33

who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32959-07

Semiannual report dated June 30, 2012, enclosed.

Schwab Money Market Fundtm

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This wrapper is not part of the shareholder report.

Schwab Money Market Fundtm

Semiannual Report
June 30, 2012

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Money Market Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Jonathan Roman, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2006 and was named to his current position in 2010.

Schwab Money Market Fund 3

Schwab Money Market Fund

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the first quarter of 2012, as a result of ongoing weakness, the fund’s exposure to Europe was reduced and weighted average maturities (WAMs) in the low to mid-30s were maintained. But with improved liquidity and market sentiment following the ECB’s LTRO announcement, fund’s exposure to European institutions was increased, particularly to institutions based in the Netherlands, the U.K., Switzerland, and Germany. During the reporting period, the fund’s WAM was extended from 33 days to 41 days. The investment adviser continues to closely monitor events across Europe and will adjust portfolio exposures as conditions warrant.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	37.8%
16-30 Days	17.3%
31-60 Days	18.1%
61-90 Days	15.3%
91-120 Days	3.9%
More than 120 Days	7.6%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	41 Days
Credit Quality Of Holdings[4] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	13.9%
Financial Company	9.4%
Other	2.6%
Certificate Of Deposit	38.9%
Government Agency Debt[2]	11.2%
Other Instrument	1.4%
Variable Rate Demand Note	0.9%
Other Note	2.0%
Repurchase Agreement
Government Agency	18.9%
Treasury	0.4%
Other	0.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Money Market Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fund
Sweep
Shares

Ticker Symbol	SWMXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.05%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.39% to the seven-day yield.

Schwab Money Market Fund 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab Money Market Fundtm
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.01		0.10		2.26	4.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5]	0.25	[5]	0.33	[5]	0.53	[5,6]	0.71 [7]	0.72
Gross operating expenses	0.73	[4]	0.73		0.73		0.77		0.75	0.73
Net investment income (loss)	0.01	[4]	0.01		0.01		0.10		2.34	4.62
Net assets, end of period ($ x 1,000,000)	14,242		14,352		13,409		14,098		14,295	19,584

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.49%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
7 The ratio of net operating expenses would have been 0.70%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

73.7%		Fixed-Rate Obligations	10,489,500,124	10,489,500,124
6.9%		Variable-Rate Obligations	983,405,400	983,405,400
19.8%		Repurchase Agreements	2,823,893,534	2,823,893,534

100.4%		Total Investments	14,296,799,058	14,296,799,058
(0	.4)%	Other Assets and Liabilities, Net		(54,980,285)

100.0%		Net Assets		14,241,818,773

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.7% of net assets

Asset Backed Commercial Paper 13.9%
Alpine Securitization Corp	a,b,c	0.30%		08/06/12	14,800,000	14,795,560
	a,b,c	0.34%		09/19/12	97,000,000	96,926,711
	a,b,c	0.34%		09/20/12	6,000,000	5,995,410

Atlantis One Funding Corp	a,b,c	0.32%		07/02/12	1,000,000	999,991
	a,b,c	0.30%		10/04/12	106,000,000	105,916,083

CAFCO, LLC	a,b,c	0.40%		07/05/12	50,000,000	49,997,778
	a,b,c	0.40%		07/12/12	21,000,000	20,997,433
	a,b,c	0.51%		07/18/12	61,000,000	60,985,309
	a,b,c	0.51%		07/23/12	53,000,000	52,983,482

Chariot Funding, LLC	a,b,c	0.21%		08/29/12	25,000,000	24,991,396
	a,b,c	0.21%		09/04/12	34,000,000	33,987,108
	a,b,c	0.21%		09/05/12	22,000,000	21,991,530

Ciesco, LLC	a,b,c	0.47%		07/26/12	85,000,000	84,972,257
	a,b,c	0.50%		08/06/12	24,000,000	23,988,000

CRC Funding, LLC	a,b,c	0.45%		07/05/12	3,000,000	2,999,850
	a,b,c	0.40%		07/06/12	4,000,000	3,999,778
	a,b,c	0.51%		07/10/12	20,000,000	19,997,450
	a,b,c	0.51%		07/16/12	30,000,000	29,993,625
	a,b,c	0.51%		07/17/12	31,000,000	30,992,973
	a,b,c	0.50%		07/24/12	45,000,000	44,985,625

Crown Point Capital Company, LLC	a,b,c	0.60%		08/10/12	11,000,000	10,992,667
	a,b,c	0.60%		09/04/12	89,000,000	88,903,583
	a,b,c	0.45%		09/12/12	41,000,000	40,962,588

Govco, LLC	a,b,c	0.45%		07/02/12	17,256,000	17,255,784
	a,b,c	0.40%		07/11/12	67,000,000	66,992,556
	a,b,c	0.50%		07/16/12	32,000,000	31,993,333
	a,b,c	0.50%		07/18/12	27,000,000	26,993,625

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.50%		07/25/12	82,000,000	81,972,667

Jupiter Securitization Corp	a,b,c	0.20%		07/03/12	12,000,000	11,999,867
	a,b,c	0.20%		07/09/12	15,000,000	14,999,333
	a,b,c	0.24%		08/24/12	22,000,000	21,992,080
	a,b,c	0.21%		09/04/12	10,000,000	9,996,208

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.25%		07/18/12	24,000,000	23,997,167

Market Street Funding Corp	a,b,c	0.22%		07/06/12	35,000,000	34,998,931
	a,b,c	0.22%		07/12/12	6,000,000	5,999,597
	a,b,c	0.23%		08/10/12	10,000,000	9,997,444
	a,b,c	0.24%		08/15/12	6,000,000	5,998,200
	a,b,c	0.23%		08/20/12	27,000,000	26,991,375
	a,b,c	0.23%		08/21/12	2,000,000	1,999,348
	a,b,c	0.23%		08/22/12	6,000,000	5,998,007
	a,b,c	0.25%		09/11/12	4,000,000	3,998,000
	a,b,c	0.25%		09/14/12	7,000,000	6,996,354
	a,b,c	0.25%		09/17/12	23,208,000	23,195,429

Nieuw Amsterdam Receivables Corp	a,b,c	0.25%		07/16/12	15,000,000	14,998,438

Sheffield Receivables Corp	a,b,c	0.29%		07/23/12	44,000,000	43,992,202
	a,b,c	0.29%		07/25/12	31,000,000	30,994,007
	a,b,c	0.29%		08/15/12	50,000,000	49,981,875
	a,b,c	0.29%		08/16/12	30,000,000	29,988,883
	a,b,c	0.30%		08/16/12	5,000,000	4,998,083
	a,b,c	0.32%		09/10/12	50,000,000	49,968,445

Solitaire Funding, LLC	a,b,c	0.30%		07/25/12	50,000,000	49,990,000
	a,b,c	0.30%		08/06/12	4,000,000	3,998,800

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.43%		07/06/12	82,000,000	81,995,103
	a,b,c	0.45%		07/18/12	60,000,000	59,987,250

Thunder Bay Funding, LLC	a,b,c	0.19%		07/16/12	10,000,000	9,999,208
	a,b,c	0.24%		07/25/12	11,000,000	10,998,240
	a,b,c	0.23%		08/06/12	2,000,000	1,999,540
	a,b,c	0.24%		08/13/12	15,102,000	15,097,671
	a,b,c	0.24%		08/20/12	38,000,000	37,987,333

Variable Funding Capital Corp	a,b,c	0.20%		07/25/12	90,000,000	89,988,000

Windmill Funding Corp	a,b,c	0.40%		07/11/12	89,000,000	88,990,111

						1,983,674,681

Financial Company Commercial Paper 8.5%
Australia & New Zealand Banking Group Ltd		0.17%		07/25/12	16,000,000	15,998,187

BNZ International Funding Ltd	a	0.22%		07/05/12	9,400,000	9,399,770
	a	0.22%		07/13/12	14,000,000	13,998,973
	a	0.24%		07/27/12	10,000,000	9,998,303

Commonwealth Bank of Australia	c	0.17%		07/05/12	29,000,000	28,999,452
	c	0.18%		07/19/12	5,000,000	4,999,550
	c	0.21%		08/09/12	37,350,000	37,341,705
	c	0.21%		08/21/12	17,000,000	16,994,943

General Electric Capital Corp		0.30%		08/10/12	35,000,000	34,988,333
		0.29%		08/27/12	2,000,000	1,999,082
		0.29%		09/05/12	8,000,000	7,995,747
		0.34%		10/12/12	95,000,000	94,907,586
		0.33%		10/23/12	33,000,000	32,965,515

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.33%		10/24/12	4,000,000	3,995,783
		0.32%		11/06/12	34,000,000	33,961,316
		0.32%		11/07/12	63,000,000	62,927,760
		0.35%		12/11/12	52,000,000	51,917,594
		0.37%		12/17/12	31,000,000	30,946,155

JP Morgan Chase & Co		0.21%		08/21/12	49,000,000	48,985,770
		0.24%		09/07/12	83,000,000	82,962,373
		0.22%		09/19/12	3,000,000	2,998,533
		0.27%		10/02/12	10,000,000	9,993,025

National Australia Funding (Delaware), Inc	a	0.20%		08/07/12	18,000,000	17,996,300
	a	0.20%		08/08/12	30,000,000	29,993,667

Nationwide Building Society		0.58%		08/28/12	44,000,000	43,958,884
		0.63%		09/04/12	25,000,000	24,971,563

Nordea North America, Inc	a	0.29%		08/23/12	23,000,000	22,990,180
	a	0.29%		08/24/12	150,000,000	149,934,750

NRW.BANK		0.29%		08/27/12	112,000,000	111,948,573

Skandinaviska Enskilda Banken AB		0.50%		07/09/12	16,000,000	15,998,222

State Street Corp		0.25%		10/11/12	4,000,000	3,997,167
		0.27%		10/15/12	66,000,000	65,947,530

Westpac Banking Corp	c	0.54%		08/01/12	17,000,000	16,992,095
	c	0.25%		09/14/12	29,000,000	28,984,896
	c	0.40%		01/02/13	5,000,000	4,989,722

Westpac Securities NZ Ltd	a,c	0.23%		07/11/12	28,000,000	27,998,211
	a,c	0.25%		08/10/12	6,000,000	5,998,367

						1,211,975,582

Other Commercial Paper 2.6%
BHP Billiton Finance (USA) Ltd	a,c	0.21%		07/17/12	56,000,000	55,994,773

Catholic Health Initiatives
Taxable CP Notes Series A		0.18%		08/14/12	31,049,000	31,049,000

Reckitt Benckiser Treasury Services PLC	a,c	0.60%		07/02/12	1,000,000	999,983
	a,c	0.65%		07/09/12	25,000,000	24,996,389
	a,c	0.36%		09/20/12	9,000,000	8,992,710
	a,c	0.49%		11/13/12	16,000,000	15,970,600
	a,c	0.48%		12/11/12	4,000,000	3,991,307
	a,c	0.56%		01/23/13	25,000,000	24,919,889
	a,c	0.64%		03/08/13	26,000,000	25,884,444

Toyota Motor Credit Corp	a	0.45%		09/06/12	72,000,000	71,939,700
	a	0.23%		09/13/12	25,000,000	24,988,181
	a	0.44%		11/19/12	35,000,000	34,939,683

Univ of California
CP Series B		0.18%		07/17/12	11,000,000	10,999,120
		0.18%		07/18/12	21,000,000	20,998,215
		0.19%		07/19/12	13,000,000	12,998,825

						369,662,819

Certificate of Deposit 36.8%
Australia & New Zealand Banking Group Ltd		0.20%		07/25/12	124,000,000	124,000,000
		0.36%		11/30/12	27,000,000	27,000,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Montreal		0.19%		07/02/12	32,000,000	32,000,000
		0.20%		08/21/12	1,000,000	1,000,000
		0.20%		08/28/12	89,000,000	89,000,000
		0.20%		08/31/12	65,000,000	65,000,000
		0.20%		09/04/12	67,000,000	67,000,000
		0.20%		09/05/12	33,000,000	33,000,000

Bank of Nova Scotia		0.17%		07/26/12	48,000,000	48,000,000
		0.60%		08/15/12	49,000,000	49,000,000
		0.21%		09/12/12	3,000,000	2,999,852
		0.32%		10/04/12	41,000,000	41,000,000
		0.33%		10/16/12	7,000,000	7,000,000

Bank of the West		0.44%		07/23/12	41,000,000	41,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.36%		08/03/12	33,000,000	33,000,000
		0.36%		09/10/12	51,000,000	51,000,000
		0.36%		09/11/12	35,000,000	35,000,000
		0.36%		09/13/12	9,000,000	9,000,000
		0.36%		09/14/12	67,000,000	67,000,000
		0.36%		09/18/12	8,000,000	8,000,000
		0.56%		01/02/13	141,000,000	141,000,000

Barclays Bank PLC		0.66%		11/07/12	135,000,000	135,000,000
		0.70%		11/16/12	24,000,000	24,000,000

Branch Banking & Trust Co		0.28%		08/03/12	64,000,000	64,000,000

Canadian Imperial Bank of Commerce		0.17%		07/12/12	108,000,000	108,000,000
		0.17%		08/06/12	59,000,000	59,000,000

Chase Bank USA, NA		0.18%		07/23/12	40,000,000	40,000,000
		0.18%		07/26/12	12,000,000	12,000,000
		0.18%		08/17/12	50,000,000	50,000,000

Citibank, NA		0.37%		07/02/12	114,000,000	114,000,000
		0.40%		07/09/12	50,000,000	49,999,443
		0.50%		07/20/12	131,000,000	131,000,000
		0.42%		07/24/12	12,000,000	12,000,000

Credit Suisse AG		0.29%		08/02/12	154,000,000	154,000,000
		0.33%		09/13/12	2,000,000	2,000,000
		0.34%		09/14/12	10,800,000	10,800,000

Deutsche Bank AG		0.23%		07/23/12	153,000,000	153,000,000
		0.43%		07/27/12	105,000,000	105,000,000
		0.46%		08/13/12	71,000,000	71,000,000
		0.47%		09/17/12	71,000,000	71,000,000
		0.47%		10/05/12	27,000,000	27,000,000

DNB Bank ASA		0.26%		07/02/12	20,000,000	20,000,000
		0.25%		07/16/12	9,000,000	9,000,000
		0.27%		08/14/12	71,000,000	71,000,000
		0.26%		08/16/12	69,000,000	69,000,000

ING Bank NV		0.46%		08/03/12	140,000,000	140,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	33,000,000	33,000,000
		0.45%		10/10/12	58,000,000	58,000,000

Mitsubishi UFJ Trust & Banking Corp		0.40%		08/03/12	50,000,000	50,000,000
		0.38%		09/04/12	21,000,000	21,000,000
		0.37%		09/07/12	57,000,000	57,000,000
		0.38%		10/01/12	13,000,000	13,000,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Corporate Bank Ltd		0.17%		07/02/12	71,000,000	71,000,000
		0.35%		09/06/12	70,000,000	70,000,000

National Australia Bank Ltd		0.39%		09/10/12	87,000,000	87,000,000
		0.34%		10/19/12	55,000,000	55,000,000
		0.39%		12/12/12	59,000,000	59,000,000

Nordea Bank Finland PLC		0.30%		09/17/12	28,000,000	28,000,000
		0.30%		09/18/12	8,000,000	8,000,000

Rabobank Nederland		0.33%		07/03/12	140,000,000	140,000,000
		0.51%		11/01/12	140,000,000	140,000,000

Skandinaviska Enskilda Banken AB		0.51%		08/09/12	39,000,000	39,000,000
		0.48%		09/07/12	57,000,000	57,000,000

State Street Bank & Trust Company, NA		0.19%		07/13/12	106,000,000	106,000,000
		0.25%		09/17/12	2,000,000	2,000,000

Sumitomo Mitsui Banking Corp		0.35%		08/02/12	49,000,000	49,000,000
		0.35%		09/12/12	116,000,000	116,000,000
		0.35%		09/13/12	48,000,000	48,000,000

Sumitomo Mitsui Trust Bank Ltd		0.16%		07/06/12	64,000,000	64,000,000
		0.19%		07/19/12	54,000,000	54,000,000
		0.37%		09/05/12	70,000,000	70,000,000

Svenska Handelsbanken AB		0.26%		07/12/12	70,000,000	70,000,000
		0.27%		07/17/12	35,000,000	35,000,000
		0.27%		07/18/12	2,000,000	2,000,000
		0.26%		07/24/12	32,000,000	32,000,000
		0.25%		07/30/12	57,000,000	57,000,000

Swedbank AB		0.44%		08/27/12	11,000,000	11,000,000

Toronto-Dominion Bank		0.17%		07/10/12	89,000,000	89,000,000
		0.17%		07/18/12	23,000,000	23,000,000
		0.19%		08/20/12	150,000,000	150,000,000
		0.20%		08/27/12	50,000,000	50,000,000
		0.20%		09/05/12	61,000,000	61,000,000
		0.20%		09/06/12	126,000,000	126,000,000
		0.20%		09/13/12	92,000,000	92,000,000

UBS AG		0.47%		10/29/12	67,000,000	67,000,000
		0.51%		11/09/12	145,000,000	145,000,000

Union Bank, NA		0.45%		08/24/12	2,000,000	2,000,000
		0.40%		10/30/12	54,000,000	54,000,000

Westpac Banking Corp		0.30%		11/08/12	4,000,000	4,000,000
		0.37%		12/14/12	6,000,000	6,000,000

						5,243,799,295

Government Agency Debt 10.4%
Fannie Mae		0.09%		07/09/12	5,000,000	4,999,900
		0.09%		07/16/12	2,300,000	2,299,914
		1.13%		07/30/12	30,000,000	30,023,686
		1.75%		08/10/12	37,000,000	37,064,319

Farm Credit System		0.10%		07/25/12	10,000,000	9,999,333
		0.11%		08/09/12	3,000,000	2,999,659

Federal Home Loan Bank		0.08%		07/05/12	136,000,000	135,998,867

12 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		07/06/12	162,000,000	161,998,312
		0.08%		07/11/12	57,000,000	56,998,670
		0.12%		07/11/12	37,000,000	36,998,818
		0.09%		07/13/12	46,000,000	45,998,620
		0.10%		07/13/12	50,000,000	49,998,417
		0.11%		07/13/12	25,000,000	24,999,083
		0.12%		07/13/12	65,000,000	64,997,483
		0.09%		07/18/12	37,000,000	36,998,515
		0.10%		07/18/12	1,000,000	999,953
		0.09%		07/25/12	30,000,000	29,998,200
		0.10%		07/25/12	1,000,000	999,933
		0.10%		07/27/12	25,000,000	24,998,194
		0.08%		08/03/12	81,142,000	81,136,049
		0.09%		08/03/12	51,000,000	50,996,026
		0.12%		08/17/12	65,000,000	64,989,817
		0.10%		08/31/12	86,000,000	85,985,428

Freddie Mac		0.10%		07/02/12	15,928,000	15,927,958
		5.13%		07/15/12	19,000,000	19,036,253
		0.11%		07/16/12	34,000,000	33,998,442
		0.12%		07/16/12	20,000,000	19,999,042
		0.08%		07/25/12	25,000,000	24,998,667
		0.09%		08/07/12	10,000,000	9,999,126

Straight A Funding, LLC	a,b,c,f	0.18%		07/03/12	15,427,000	15,426,846
	a,b,c,f	0.18%		07/17/12	8,000,000	7,999,360
	a,b,c,f	0.18%		07/20/12	13,834,000	13,832,686
	a,b,c,f	0.18%		08/03/12	38,753,000	38,746,606
	a,b,c,f	0.18%		08/06/12	75,000,000	74,986,500
	a,b,c,f	0.18%		08/10/12	50,000,000	49,990,000
	a,b,c,f	0.18%		08/22/12	8,000,000	7,997,920
	a,b,c,f	0.18%		08/27/12	36,000,000	35,989,740
	a,b,c,f	0.18%		08/28/12	57,000,000	56,983,470
	a,b,c,f	0.18%		08/29/12	7,000,000	6,997,935

						1,475,387,747

Other Instrument 1.5%
Australia & New Zealand Banking Group Ltd	i	0.19%		07/02/12	205,000,000	205,000,000

Total Fixed-Rate Obligations
(Cost $10,489,500,124)						10,489,500,124

Variable-Rate Obligations 6.9% of net assets

Financial Company Commercial Paper 0.9%
Australia & New Zealand Banking Group Ltd		0.30%	07/23/12	11/26/12	27,000,000	27,000,000

Westpac Banking Corp	c	0.43%	07/09/12	02/07/13	105,000,000	105,000,000

						132,000,000

Certificate of Deposit 2.2%
Bank of Nova Scotia		0.33%		07/26/12	113,000,000	113,000,000
		0.28%	07/02/12	11/15/12	23,000,000	23,000,000

Canadian Imperial Bank of Commerce		0.32%		07/09/12	44,000,000	44,000,000

Sumitomo Mitsui Banking Corp		0.25%	07/02/12	08/03/12	49,000,000	49,000,000

Westpac Banking Corp		0.33%		07/03/12	13,000,000	13,000,000
		0.30%	07/02/12	11/26/12	79,000,000	79,000,000

						321,000,000

See financial notes 13

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 0.9%
Freddie Mac	h	0.37%	07/10/12	05/10/13	125,000,000	125,000,000

Variable Rate Demand Note 0.9%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.38%		07/06/12	17,550,000	17,550,000

GFRE Holdings, LLC	a	0.25%		07/06/12	1,875,000	1,875,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.34%		07/06/12	15,060,000	15,060,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.34%		07/06/12	20,000,000	20,000,000

Texas
TRAN Series 2011A	c,g	0.18%		07/02/12	69,595,000	69,595,000

						124,080,000

Other Note 2.0%
Commonwealth Bank of Australia	c,h	0.62%	07/27/12	07/26/13	150,000,000	150,000,000

JPMorgan Chase Bank, NA	h	0.36%	07/23/12	07/19/13	129,000,000	129,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	2,325,400	2,325,400

						281,325,400

Total Variable-Rate Obligations
(Cost $983,405,400)						983,405,400

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.8% of net assets

Government Agency Repurchase Agreement 19.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $62,400,000, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	60,001,000	60,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $52,000,001, issued 05/07/12, repurchase date 07/09/12.		0.21%		07/06/12	50,017,500	50,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $275,776,407, issued 06/04/12, repurchase date 07/20/12.		0.21%		07/06/12	265,049,467	265,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $184,080,000, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	177,049,757	177,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $114,400,001, issued 06/05/12, repurchase date 08/17/12.		0.24%		07/06/12	110,022,733	110,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $344,020,000, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	334,005,288	334,000,000

14 See financial notes

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $225,313,679, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	220,896,847	220,893,534
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $113,223,883, issued 06/29/12, repurchase date 07/06/12.		0.18%		07/06/12	111,003,885	111,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $132,600,040, issued 06/13/12, repurchase date 09/13/12.	d	0.27%		09/13/12	130,089,700	130,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $29,581,719, issued 06/14/12, repurchase date 09/14/12.	d	0.27%		09/14/12	29,020,010	29,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $12,480,001, issued 05/30/12, repurchase date 07/02/12.		0.19%		07/02/12	12,002,090	12,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $13,553,658, issued 06/25/12, repurchase date 07/02/12.		0.19%		07/02/12	13,000,480	13,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $57,433,091, issued 06/12/12, repurchase date 07/12/12.		0.19%		07/06/12	55,006,967	55,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $118,610,752, issued 06/21/12, repurchase date 09/20/12.		0.24%		07/06/12	114,011,400	114,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $71,790,698, issued 06/26/12, repurchase date 09/24/12.		0.28%		07/06/12	69,005,367	69,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $105,000,001, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	100,001,500	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $201,600,000, issued 06/25/12, repurchase date 07/02/12.		0.22%		07/02/12	192,008,213	192,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $25,901,329, issued 06/19/12, repurchase date 07/24/12.	d	0.30%		07/24/12	25,007,292	25,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $515,000,000, issued 06/29/12, repurchase date 07/02/12.		0.17%		07/02/12	500,007,083	500,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $127,500,001, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	125,001,979	125,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $15,300,001, issued 06/29/12, repurchase date 07/31/12.		0.20%		07/06/12	15,000,583	15,000,000

						2,706,893,534

Treasury Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $61,200,022, issued 06/29/12, repurchase date 07/02/12.		0.14%		07/02/12	60,000,700	60,000,000

See financial notes 15

 Schwab Money Market Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Repurchase Agreement 0.4%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $15,750,000, issued 06/29/12, repurchase date 07/02/12.		0.30%		07/02/12	15,000,375	15,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $44,100,005, issued 05/31/12, repurchase date 09/13/12.	d	0.57%		09/13/12	42,069,825	42,000,000

						57,000,000

Total Repurchase Agreements
(Cost $2,823,893,534)						2,823,893,534

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $14,296,799,058.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,954,595,180 or 20.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $228,325,400 or 1.6% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Extendible Note - Investor Option
i	Time Deposit

CP —	Commercial paper
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16 See financial notes

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$11,472,905,524
Repurchase agreements, at cost and value	+	2,823,893,534

Total investments, at cost and value (Note 2a)		14,296,799,058
Receivables:
Investments sold		50,000
Interest		3,712,107
Prepaid expenses	+	5,948

Total assets		14,300,567,113

Liabilities

Payables:
Investments bought		58,000,000
Shareholder services fees		316,065
Distributions to shareholders		38,484
Accrued expenses	+	393,791

Total liabilities		58,748,340

Net Assets

Total assets		14,300,567,113
Total liabilities	−	58,748,340

Net assets		$14,241,818,773

Net Assets by Source
Capital received from investors		14,243,875,925
Net realized capital losses		(2,057,152)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,241,818,773		14,241,784,578		$1.00

See financial notes 17

 Schwab Money Market Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$17,688,270

Expenses

Investment adviser and administrator fees		22,358,481
Shareholder service fees		28,286,354
Shareholder reports		356,399
Portfolio accounting fees		186,234
Custodian fees		177,214
Registration fees		124,496
Professional fees		50,579
Trustees’ fees		35,679
Transfer agent fees		7,749
Interest expense		2
Other expenses	+	159,778

Total expenses		51,742,965
Expense reduction by CSIM and/or Schwab	−	34,743,632
Custody credits	−	7

Net expenses	−	16,999,326

Net investment income		688,944

Realized Gains (Losses)

Net realized gains on investments		24,151

Increase in net assets resulting from operations		$713,095

18 See financial notes

 Schwab Money Market Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$688,944	$1,393,031
Net realized gains	+	24,151	5,333

Increase in net assets from operations		713,095	1,398,364

Distributions to Shareholders

Distributions from net investment income		(688,944)	(1,393,031)

Transactions in Fund Shares*

Shares sold		18,948,018,611	40,196,707,570
Shares reinvested		586,182	1,278,478
Shares redeemed	+	(19,059,168,662)	(39,254,880,651)

Net transactions in fund shares		(110,563,869)	943,105,397

Net Assets

Beginning of period		14,352,358,491	13,409,247,761
Total increase or decrease	+	(110,539,718)	943,110,730

End of period		$14,241,818,773	$14,352,358,491

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

 Schwab Money Market Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

20

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

 21

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral.

22

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

The negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

 23

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.71%.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Money Market Fund	$26,653,803	$47,297,540	$59,017,389	$30,733,891	$163,702,623

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the fund’s aggregate security transactions with other Schwab Funds were $216,000,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

24

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2011, the fund had capital loss carryforwards of $2,081,303 available to offset net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the fund had no capital losses deferred and had $10,045 capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

 25

 Schwab Money Market Fund

Financial Notes, unaudited (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Money Market Fund (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent

 27

total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

30

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and

32

who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

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Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13602-16

Semiannual report dated June 30, 2012, enclosed.

Schwab Taxable Money Funds

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm

Schwab Value Advantage
Money Fund®

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Schwab Taxable Money Funds

Semiannual Report
June 30, 2012

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm

Schwab Value Advantage
Money Fund®

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. This product lineup now includes the Schwab Treasury Obligations Money Fund, which launched in April. We believe that this new fund enhances our suite of investment solutions, while representing another important opportunity for investors to ensure liquidity and capital preservation. Information about the fund is contained in this report.

We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Lynn Paschen, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. She joined the firm in 2011 and has managed money market funds since 2003.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the Schwab Value Advantage Money Fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He joined the firm in 2000 and was named to his current position in 2004.

Jonathan Roman, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2006 and was named to his current position in 2010.

Schwab Taxable Money Funds 3

Schwab Government Money Fund™

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes and repurchase agreements.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the period, as Operation Twist helped to drive rates on repurchase agreements (repos) higher, the fund’s allocation to these investments was increased. Additionally, as elevated repo rates pressured rates on other government securities higher, the weighted average maturity (WAM) of the fund was opportunistically extended. As a result, the fund’s WAM increased from 47 days at the end of the first quarter to 52 days at the end of the reporting period.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	46.8%
16-30 Days	11.3%
31-60 Days	18.7%
61-90 Days	6.5%
91-120 Days	3.8%
More than 120 Days	12.9%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	52 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt[2]	66.0%
Treasury Debt	0.6%
Repurchase Agreement
Government Agency	29.2%
Treasury	4.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government Money Fund
Sweep
Shares

Ticker Symbol	SWGXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.52% to the seven-day yield.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fund™

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the period, Operation Twist helped to drive rates on repurchase agreements higher, which in turn pressured rates on other government securities higher. As a result, the weighted average maturity (WAM) of the fund was opportunistically extended, increasing from 50 days at the end of the first quarter to 57 days at the end of the reporting period.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	19.5%
16-30 Days	22.5%
31-60 Days	16.8%
61-90 Days	17.1%
91-120 Days	9.7%
More than 120 Days	14.4%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	57 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type2

% of investments

Treasury Debt	99.8%
Government Agency Debt	0.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab U.S. Treasury Fund
Sweep
Shares

Ticker Symbol	SWUXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.14%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.48% to the seven-day yield.

Schwab U.S. Treasury Money Fundtm 7

Schwab Treasury Obligations Money Fund™

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund was launched on April 24, 2012. Over its short tenure, the fund’s investment adviser focused on stability of capital and ensuring liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the period, as Operation Twist helped to drive rates on repurchase agreements higher, the fund’s allocation to these investments was maintained. At the end of the reporting period on June 30, the fund’s WAM stood at 19 days.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	79.8%
16-30 Days	0.0%
31-60 Days	5.5%
61-90 Days	11.6%
91-120 Days	0.6%
More than 120 Days	2.5%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	19 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Treasury Debt	20.2%
Repurchase Agreement
Treasury	79.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

8 Schwab Treasury Obligations Money Fundtm

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Treasury Obligations Money Fund
	Sweep	Value Advantage
	Shares	Shares

Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.55%	-0.57%

Seven-Day Effective Yield[3]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.49% and 0.29% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.

Schwab Treasury Obligations Money Fundtm 9

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the first quarter of 2012, as a result of ongoing weakness, the fund’s exposure to Europe was reduced and weighted average maturities (WAMs) in the low to mid-30s were maintained. But with improved liquidity and market sentiment following the ECB’s LTRO announcement, the fund’s exposure to European institutions was increased, particularly to institutions based in the Netherlands, the U.K., Switzerland, and Germany. During the reporting period, the fund’s WAM was extended from 33 days to 42 days. The investment adviser continues to closely monitor events across Europe and will adjust portfolio exposures as conditions warrant.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	39.2%
16-30 Days	18.5%
31-60 Days	15.9%
61-90 Days	13.9%
91-120 Days	4.1%
More than 120 Days	8.4%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	42 Days
Credit Quality Of Holdings[4] % of portfolio	99.96% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	13.0%
Financial Company	12.2%
Other	2.1%
Certificate Of Deposit	36.3%
Government Agency Debt[2]	11.1%
Other Instrument	1.4%
Variable Rate Demand Note	0.9%
Other Note	4.6%
Repurchase Agreement
Government Agency	17.9%
Treasury	0.2%
Other	0.3%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

10 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund
	Investor	Select	Institutional	Institutional Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.09%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.15%	-0.15%	-0.12%	-0.05%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.09%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Investor Shares, Select Shares and Institutional Shares was 0.01% throughout the entire period.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver (if any). The voluntary expense waiver added 0.13% and 0.03% to the seven-day yield of the Investor Shares and Select Shares, respectively, and reduced the seven-day yield of the Institutional Shares by 0.05%.

Schwab Value Advantage Money Fund® 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 (or, for the Schwab Treasury Obligations Money Fund, Value Advantage Shares and Sweep Shares, since commencement of operations on April 24, 2012 and June 5, 2012, respectively) and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio[1]	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 6/30/12	During Period

Schwab Government Money Fundtm[2]
Actual Return	0.14%	$1,000	$1,000.10	$0.70
Hypothetical 5% Return	0.14%	$1,000	$1,024.17	$0.70

Schwab U.S. Treasury Money Fundtm[2]
Actual Return	0.06%	$1,000	$1,000.10	$0.30
Hypothetical 5% Return	0.06%	$1,000	$1,024.57	$0.30

Schwab Treasury Obligations Money Fundtm
Sweep Shares[3]
Actual Return	0.13%	$1,000	$1,000.00	$0.09
Hypothetical 5% Return	0.13%	$1,000	$1,003.46	$0.09
Value Advantage Shares®[4]
Actual Return	0.14%	$1,000	$1,000.00	$0.26
Hypothetical 5% Return	0.14%	$1,000	$1,009.03	$0.26

Schwab Value Advantage Money Fund®[2]
Investor Shares
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21
Select Shares®
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21
Institutional Shares
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21
Institutional Prime Shares®
Actual Return	0.21%	$1,000	$1,000.20	$1.04
Hypothetical 5% Return	0.21%	$1,000	$1,023.82	$1.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
[3]	Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 26 days of the period (from commencement of operations on 6/5/12 through 6/30/12), and divided by 366 days of the fiscal year.
[4]	Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 68 days of the period (from commencement of operations on 4/24/12 through 6/30/12), and divided by 366 days of the fiscal year.

12 Schwab Taxable Money Funds

Schwab Government Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.04
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.04
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.04)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.01		0.09		1.98	4.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[3,4]	0.15	[4]	0.23	[4]	0.50	[4,5]	0.73 [6]	0.74
Gross operating expenses	0.73	[3]	0.73		0.73		0.74		0.75	0.75
Net investment income (loss)	0.01	[3]	0.01		0.01		0.09		1.86	4.41
Net assets, end of period ($ x 1,000,000)	17,405		17,829		14,514		14,555		15,473	7,544

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

51.5%		Fixed-Rate Obligations	8,959,794,581	8,959,794,581
17.2%		Variable-Rate Obligations	2,992,771,037	2,992,771,037
34.5%		Repurchase Agreements	6,012,897,321	6,012,897,321

103.2%		Total Investments	17,965,462,939	17,965,462,939
(3	.2)%	Other Assets and Liabilities, Net		(560,320,187)

100.0%		Net Assets		17,405,142,752

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 51.5% of net assets

Government Agency Debt 50.9%
Fannie Mae		0.14%		07/02/12	175,000,000	174,999,344
		0.09%		07/05/12	12,700,000	12,699,873
		0.11%		07/18/12	10,000,000	9,999,481
		0.12%		07/18/12	30,333,000	30,331,281
		0.10%		07/23/12	175,000,000	174,989,306
		0.10%		07/25/12	54,000,000	53,996,400
		1.13%		07/30/12	438,170,000	438,514,913
		0.14%		08/01/12	410,673,111	410,622,718
		0.15%		08/01/12	42,800,000	42,794,656
		1.75%		08/10/12	50,000,000	50,086,917
		0.12%		08/15/12	10,250,000	10,248,462
		0.13%		09/12/12	50,000,000	49,986,819
		4.38%		09/15/12	26,383,000	26,615,956
		0.11%		09/20/12	50,000,000	49,987,625
		0.14%		09/26/12	1,500,000	1,499,511
		0.13%		09/27/12	250,000,000	249,920,556
		0.14%		10/01/12	345,826,000	345,701,431
		1.00%		12/27/12	170,500,000	171,180,331
		0.38%		12/28/12	150,000,000	150,132,881

Farm Credit System		0.50%		07/10/12	8,600,000	8,600,838
		4.50%		10/17/12	5,127,000	5,192,002
		0.16%		11/20/12	500,000	499,684

Federal Home Loan Bank		0.27%		07/06/12	93,000,000	93,001,605
		0.09%		07/11/12	14,595,000	14,594,635
		0.12%		07/13/12	149,500,000	149,494,081
		0.11%		07/20/12	20,000,000	19,998,839
		0.12%		07/20/12	63,500,000	63,496,146
		0.11%		07/27/12	32,000,000	31,997,458
		0.10%		08/01/12	300,000,000	299,974,167
		0.13%		08/01/12	17,000,000	16,998,170
		0.13%		08/03/12	324,100,000	324,062,864
		0.23%		08/03/12	94,500,000	94,480,076

14 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.11%		08/10/12	42,200,000	42,194,842
		0.11%		08/15/12	233,600,000	233,567,880
		1.75%		08/22/12	15,775,000	15,811,030
		0.08%		08/24/12	100,000,000	99,988,000
		0.23%		08/28/12	55,585,000	55,594,610
		0.10%		08/31/12	95,000,000	94,983,903
		0.11%		09/07/12	50,000,000	49,990,083
		0.12%		09/07/12	70,000,000	69,984,133
		0.14%		09/07/12	33,610,000	33,611,125
		0.13%		09/21/12	20,000,000	19,994,078
		0.13%		09/26/12	1,000,000	999,686
		1.63%		09/26/12	60,000,000	60,206,639
		4.63%		10/10/12	7,705,000	7,798,983
		0.15%		10/26/12	15,000,000	14,998,905
		4.50%		11/15/12	3,955,000	4,018,434
		0.21%		11/16/12	119,550,000	119,566,737
		0.18%		11/21/12	14,450,000	14,451,108
		0.20%		11/26/12	14,475,000	14,477,196
	d	0.30%		12/07/12	50,000,000	50,000,000
		0.18%		01/10/13	50,000,000	49,995,221
		0.16%		02/13/13	100,000,000	99,979,509
		0.18%		02/15/13	85,000,000	84,982,450
		0.25%		04/11/13	111,775,000	111,763,694
	d	0.25%		04/17/13	50,000,000	50,000,000
		0.20%		05/24/13	150,000,000	149,928,911
	d	0.30%		05/28/13	50,000,000	50,000,000
	d	0.25%		06/07/13	98,000,000	98,000,000
	d	0.30%		06/10/13	50,000,000	50,000,000
		0.25%		07/01/13	75,000,000	74,974,788
		0.25%		07/02/13	150,000,000	149,971,560
	d	0.30%		07/03/13	100,000,000	100,000,000

Freddie Mac		0.11%		07/09/12	100,000,000	99,997,556
		5.13%		07/15/12	150,000,000	150,285,950
		0.11%		07/17/12	68,520,000	68,516,650
		0.12%		07/17/12	65,000,000	64,996,678
		0.07%		07/25/12	25,000,000	24,998,833
		1.13%		07/27/12	90,650,000	90,714,090
		0.07%		08/01/12	75,000,000	74,995,479
		0.10%		08/01/12	55,000,000	54,995,264
		0.13%		08/07/12	150,000,000	149,979,958
		0.12%		08/13/12	2,548,000	2,547,635
		0.12%		08/15/12	40,000,000	39,994,000
		0.07%		08/17/12	50,000,000	49,995,431
		0.11%		08/22/12	100,000,000	99,984,111
		0.13%		08/22/12	100,000,000	99,981,222
		0.12%		08/28/12	150,000,000	149,971,000
		1.00%		08/28/12	100,000,000	100,134,292
		0.13%		09/10/12	65,045,000	65,028,323
		0.10%		10/02/12	100,000,000	99,974,167
		0.13%		10/09/12	34,000,000	33,987,722
		0.13%		10/16/12	100,000,000	99,961,361
		0.15%		11/01/12	100,000,000	99,948,750
		0.13%		11/06/12	70,000,000	69,967,644
		0.15%		11/13/12	15,000,000	14,991,562
		0.14%		11/14/12	75,000,000	74,960,333
		0.38%		11/30/12	235,420,000	235,616,921
		1.38%		01/09/13	200,000,000	201,232,946

Straight A Funding, LLC
	a,b,e,f	0.18%		07/02/12	16,095,000	16,094,920
	a,b,e,f	0.18%		07/03/12	134,000,000	133,998,660
	a,b,e,f	0.18%		07/06/12	70,000,000	69,998,250
	a,b,e,f	0.18%		07/09/12	79,052,000	79,048,838
	a,b,e,f	0.18%		07/10/12	10,000,000	9,999,550

See financial notes 15

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,e,f	0.18%		07/27/12	60,366,000	60,358,152
	a,b,e,f	0.18%		08/02/12	70,041,000	70,029,793
	a,b,e,f	0.18%		08/03/12	68,278,000	68,266,734
	a,b,e,f	0.18%		08/06/12	37,751,000	37,744,205
	a,b,e,f	0.17%		08/07/12	14,000,000	13,997,554
	a,b,e,f	0.18%		08/07/12	63,000,000	62,988,345
	a,b,e,f	0.18%		08/08/12	90,000,000	89,982,900
	a,b,e,f	0.18%		08/10/12	75,057,000	75,041,989
	a,b,e,f	0.18%		09/12/12	6,000,000	5,997,810
	a,b,e,f	0.18%		09/21/12	50,000,000	49,979,500
	a,b,e,f	0.18%		09/25/12	50,000,000	49,978,500

						8,859,796,109

Treasury Debt 0.6%
United States Treasury Department		0.05%		07/12/12	100,000,000	99,998,472

Total Fixed-Rate Obligations
(Cost $8,959,794,581)						8,959,794,581

Variable-Rate Obligations 17.2% of net assets

Government Agency Debt 17.2%
Fannie Mae		0.24%		07/26/12	200,000,000	200,003,482
		0.27%	07/23/12	08/23/12	125,310,000	125,309,867
		0.27%	07/17/12	09/17/12	42,573,000	42,585,176
		0.35%	07/02/12	12/03/12	217,255,000	217,267,760
		0.32%	07/02/12	01/10/13	5,000,000	5,001,343

Farm Credit System		0.26%	07/02/12	08/15/12	45,000,000	44,999,587
		0.16%	07/04/12	02/04/13	75,000,000	75,000,154
		0.16%	07/21/12	02/21/13	95,000,000	95,006,648

Federal Home Loan Bank		0.28%	07/02/12	07/24/12	75,000,000	74,998,806
		0.20%	07/10/12	08/10/12	100,000,000	99,995,581
		0.26%	07/02/12	08/24/12	100,000,000	99,998,877
		0.25%	07/02/12	09/19/12	100,000,000	99,995,574
		2.88%		11/13/12	22,000,000	22,219,818
		0.21%	07/02/12	04/11/13	150,000,000	150,000,000
		0.34%	07/02/12	04/11/13	90,000,000	90,010,635
		0.33%	07/02/12	06/07/13	122,500,000	122,500,000
	g	0.27%	10/03/12	01/03/14	75,000,000	74,977,204

Freddie Mac		0.29%	07/02/12	10/12/12	75,000,000	75,004,703
		0.18%	07/27/12	12/27/12	100,460,000	100,474,955
		0.32%	07/02/12	01/24/13	123,690,000	123,703,582
		0.19%	07/04/12	02/04/13	200,000,000	199,939,226
		0.20%	07/21/12	03/21/13	115,000,000	115,040,752
		0.19%	07/06/12	05/06/13	350,000,000	349,957,945
	d	0.37%	07/10/12	05/10/13	150,000,000	150,000,000
		0.19%	07/03/12	06/03/13	25,000,000	24,997,833
		0.19%	07/17/12	06/17/13	213,840,000	213,781,529

Total Variable-Rate Obligations
(Cost $2,992,771,037)						2,992,771,037

16 See financial notes

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 34.5% of net assets

Government Agency Repurchase Agreement 30.1%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $234,000,000, issued 06/25/12, repurchase date 07/02/12.		0.15%		07/02/12	225,006,563	225,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $365,040,000, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	351,005,850	351,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,001, issued 06/04/12, repurchase date 07/20/12.		0.21%		07/06/12	100,018,667	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $260,100,398, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	250,070,278	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,031,354, issued 05/17/12, repurchase date 08/15/12.		0.22%		07/06/12	200,061,111	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,046,766, issued 06/05/12, repurchase date 08/17/12.		0.24%		07/06/12	200,041,333	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $364,000,000, issued 06/07/12, repurchase date 09/05/12.		0.24%		07/06/12	350,067,667	350,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $156,000,001, issued 06/21/12, repurchase date 09/19/12.		0.24%		07/06/12	150,015,000	150,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $298,757,651, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	292,901,714	292,897,321
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $510,002,956, issued 06/25/12, repurchase date 07/02/12.		0.19%		07/02/12	500,018,472	500,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $484,501,523, issued 06/29/12, repurchase date 07/06/12.		0.18%		07/06/12	475,016,625	475,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $153,003,970, issued 05/02/12, repurchase date 08/01/12.	c	0.24%		08/01/12	150,091,000	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $127,500,498, issued 05/17/12, repurchase date 08/15/12.	c	0.25%		08/15/12	125,078,125	125,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $153,001,496, issued 05/22/12, repurchase date 08/20/12.	c	0.25%		08/20/12	150,093,750	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $204,000,240, issued 06/13/12, repurchase date 09/13/12.	c	0.27%		09/13/12	200,138,000	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,001,667, issued 06/14/12, repurchase date 09/14/12.	c	0.27%		09/14/12	100,069,000	100,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $136,500,001, issued 06/27/12, repurchase date 07/03/12.		0.19%		07/03/12	130,004,117	130,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $210,000,001, issued 06/26/12, repurchase date 07/03/12.		0.19%		07/03/12	200,007,389	200,000,000

See financial notes 17

 Schwab Government Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $411,945,902, issued 06/29/12, repurchase date 07/02/12.		0.21%		07/02/12	400,007,000	400,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $257,500,000, issued 06/21/12, repurchase date 07/02/12.		0.12%		07/02/12	250,009,167	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $257,500,000, issued 06/20/12, repurchase date 07/02/12.		0.13%		07/02/12	250,010,833	250,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $206,000,000, issued 06/29/12, repurchase date 07/02/12.		0.17%		07/02/12	200,002,833	200,000,000

						5,248,897,321

Treasury Repurchase Agreement 4.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $473,280,037, issued 06/29/12, repurchase date 07/02/12.		0.15%		07/02/12	464,005,800	464,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $306,000,092, issued 06/12/12, repurchase date 07/18/12.		0.18%		07/06/12	300,036,000	300,000,000

						764,000,000

Total Repurchase Agreements
(Cost $6,012,897,321)						6,012,897,321

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $17,965,462,939.

a	Credit-enhanced security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $893,505,700 or 5.1% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $725,000,000 or 4.2% of net assets.
d	Callable security.
e	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
f	Asset-backed security.
g	The rate shown is an estimate and will be determined at settlement.

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18 See financial notes

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$11,952,565,618
Repurchase agreements, at cost and value	+	6,012,897,321

Total investments, at cost and value (Note 2a)		17,965,462,939
Receivables:
Interest		10,786,687
Prepaid expenses	+	334

Total assets		17,976,249,960

Liabilities

Payables:
Investments bought		570,650,194
Shareholder services fees		222,729
Distributions to shareholders		52,530
Accrued expenses	+	181,755

Total liabilities		571,107,208

Net Assets

Total assets		17,976,249,960
Total liabilities	−	571,107,208

Net assets		$17,405,142,752

Net Assets by Source
Capital received from investors		17,405,089,535
Net investment income not yet distributed		4,338
Net realized capital gains		48,879

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$17,405,142,752		17,406,031,671		$1.00

See financial notes 19

 Schwab Government Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$12,915,225

Expenses

Investment adviser and administrator fees		26,582,607
Shareholder service fees		33,918,522
Registration fees		293,368
Shareholder reports		243,184
Portfolio accounting fees		205,194
Custodian fees		170,531
Professional fees		56,133
Trustees’ fees		39,681
Transfer agent fees		7,798
Interest expense		1
Other expenses	+	180,558

Total expenses		61,697,577
Expense reduction by CSIM and/or Schwab	−	49,612,645
Custody credits	−	1

Net expenses	−	12,084,931

Net investment income		830,294

Realized Gains (Losses)

Net realized gains on investments		20,028

Increase in net assets resulting from operations		$850,322

20 See financial notes

 Schwab Government Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$830,294	$1,538,581
Net realized gains	+	20,028	133,851

Increase in net assets from operations		850,322	1,672,432

Distributions to Shareholders

Distributions from net investment income		(830,294)	(1,538,581)

Transactions in Fund Shares*

Shares sold		36,937,377,550	76,440,388,226
Shares reinvested		721,164	1,436,904
Shares redeemed	+	(37,362,472,201)	(73,126,232,169)

Net transactions in fund shares		(424,373,487)	3,315,592,961

Net Assets

Beginning of period		17,829,496,211	14,513,769,399
Total increase or decrease	+	(424,353,459)	3,315,726,812

End of period		$17,405,142,752	$17,829,496,211

Net investment income not yet distributed		$4,338	$4,338

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

Schwab U.S. Treasury Money Fund™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.01	0.04
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.01	0.04
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.01)	(0.04)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[2]	0.01		0.01		0.01		1.35	4.15

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06	[3,4]	0.06	[4]	0.16	[4]	0.36	[4,5]	0.59 [6]	0.60
Gross operating expenses	0.72	[3]	0.72		0.72		0.72		0.74	0.75
Net investment income (loss)	0.01	[3]	0.01		0.01		0.01		1.02	3.90
Net assets, end of period ($ x 1,000,000)	22,939		25,876		18,004		19,509		31,986	9,967

* Unaudited.
1 Per-share amount was less than $0.01.
2 Not annualized.
3 Annualized.
4 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
5 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
6 The ratio of net operating expenses would have been 0.58% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

22 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

94.0%	Fixed-Rate Obligations	21,554,790,420	21,554,790,420

94.0%	Total Investments	21,554,790,420	21,554,790,420
6.0%	Other Assets and Liabilities, Net		1,384,014,127

100.0%	Net Assets		22,938,804,547

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 94.0% of net assets

Treasury Debt 93.8%
United States Treasury Department		0.03%		07/05/12	42,033,000	42,032,860
		0.04%		07/05/12	1,227,956,000	1,227,950,731
		0.05%		07/12/12	1,816,284,000	1,816,255,722
		0.06%		07/12/12	250,000,000	249,995,799
		0.07%		07/12/12	350,000,000	349,992,835
		0.08%		07/12/12	215,906,000	215,900,721
		0.09%		07/12/12	51,881,000	51,879,637
		1.50%		07/15/12	250,000,000	250,136,498
		0.05%		07/19/12	1,550,000,000	1,549,961,350
		0.06%		07/19/12	4,195,000	4,194,870
		0.06%		07/26/12	3,250,000,000	3,249,870,313
		0.63%		07/31/12	663,900,000	664,188,776
		4.63%		07/31/12	550,000,000	552,039,646
		0.06%		08/02/12	59,352,000	59,349,098
		0.09%		08/02/12	550,000,000	549,956,489
		0.10%		08/02/12	249,500,000	249,477,798
		0.09%		08/09/12	418,023,000	417,981,518
		0.10%		08/09/12	365,000,000	364,962,435
		1.75%		08/15/12	537,000,000	538,079,904
		0.10%		08/16/12	608,000	607,926
		0.13%		08/16/12	200,000,000	199,968,056
		0.06%		08/23/12	578,000	577,952
		0.09%		08/23/12	24,000,000	23,996,820
		0.07%		08/30/12	28,470,000	28,466,607
		0.38%		08/31/12	358,000,000	358,150,046
		4.13%		08/31/12	375,000,000	377,503,409
		0.09%		09/06/12	24,235,000	24,231,166
		0.13%		09/06/12	450,000,000	449,893,080
		0.09%		09/13/12	450,000,000	449,916,750
		0.10%		09/13/12	649,015,000	648,884,768
		0.15%		09/13/12	65,000,000	64,980,626
		1.38%		09/15/12	865,000,000	867,195,155
		0.09%		09/20/12	250,000,000	249,951,063
		0.09%		09/27/12	164,450,000	164,415,125
		0.38%		09/30/12	857,500,000	858,063,988
		4.25%		09/30/12	48,000,000	48,486,930
		0.10%		10/04/12	73,000,000	72,981,218

See financial notes 23

 Schwab U.S. Treasury Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		10/04/12	21,450,000	21,441,792
		1.38%		10/15/12	459,000,000	460,658,683
		0.12%		10/18/12	75,000,000	74,973,318
		0.13%		10/25/12	350,000,000	349,858,464
		0.14%		10/25/12	200,000,000	199,913,000
		0.15%		11/08/12	185,000,000	184,903,132
		0.14%		11/15/12	53,220,000	53,191,241
		0.15%		11/15/12	150,000,000	149,917,229
		1.38%		11/15/12	300,000,000	301,352,995
		4.00%		11/15/12	150,000,000	152,147,514
		0.13%		11/23/12	49,500,000	49,474,081
		0.14%		11/23/12	250,000,000	249,856,007
		0.15%		11/23/12	250,000,000	249,853,993
		0.14%		11/29/12	300,000,000	299,822,575
		0.50%		11/30/12	266,000,000	266,391,043
		3.38%		11/30/12	367,000,000	371,897,028
		0.15%		12/13/12	47,763,000	47,731,148
		0.15%		12/27/12	250,000,000	249,813,347
		0.63%		12/31/12	25,000,000	25,061,085
		1.38%		01/15/13	100,000,000	100,633,384
		2.88%		01/31/13	133,000,000	135,097,010
		3.88%		02/15/13	50,000,000	51,142,768
		0.19%		05/02/13	75,000,000	74,880,542
		0.50%		05/31/13	100,000,000	100,250,190

						21,512,739,254

Government Agency Debt 0.2%
Federal Home Loan Bank		0.25%		07/16/12	42,050,000	42,051,166

Total Fixed-Rate Obligations
(Cost $21,554,790,420)						21,554,790,420

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $21,554,790,420.

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value (Note 2a)		$21,554,790,420
Cash		982
Receivables:
Investments sold		1,589,000,000
Interest		45,435,069

Total assets		23,189,226,471

Liabilities

Payables:
Investments bought		249,813,347
Shareholder services fees		129,844
Distributions to shareholders		103,932
Accrued expenses	+	374,801

Total liabilities		250,421,924

Net Assets

Total assets		23,189,226,471
Total liabilities	−	250,421,924

Net assets		$22,938,804,547

Net Assets by Source
Capital received from investors		22,938,504,327
Net investment income not yet distributed		28,467
Net realized capital gains		271,753

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$22,938,804,547		22,938,486,858		$1.00

See financial notes 25

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$8,577,672

Expenses

Investment adviser and administrator fees		36,379,379
Shareholder service fees		47,780,825
Portfolio accounting fees		303,293
Custodian fees		271,056
Registration fees		250,126
Shareholder reports		197,713
Professional fees		97,206
Trustees’ fees		52,112
Transfer agent fees		8,029
Interest expense		2,176
Other expenses	+	255,862

Total expenses		85,597,777
Expense reduction by CSIM and/or Schwab	−	78,226,243
Custody credits	−	168

Net expenses	−	7,371,366

Net investment income		1,206,306

Realized Gains (Losses)

Net realized gains on investments		22,706

Increase in net assets resulting from operations		$1,229,012

26 See financial notes

 Schwab U.S. Treasury Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$1,206,306	$2,117,699
Net realized gains	+	22,706	454,851

Increase in net assets from operations		1,229,012	2,572,550

Distributions to Shareholders

Distributions from net investment income		(1,206,306)	(2,117,699)

Transactions in Fund Shares*

Shares sold		30,169,480,403	69,718,955,943
Shares reinvested		1,059,654	2,060,190
Shares redeemed	+	(33,107,546,276)	(61,849,622,219)

Net transactions in fund shares		(2,937,006,219)	7,871,393,914

Net Assets

Beginning of period		25,875,788,060	18,003,939,295
Total increase or decrease	+	(2,936,983,513)	7,871,848,765

End of period		$22,938,804,547	$25,875,788,060

Net investment income not yet distributed		$28,467	$28,467

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 27

Schwab Treasury Obligations Money Fund™

Financial Statements

Financial Highlights

	6/5/12[1]–
Sweep Shares	6/30/12*

Per-Share Data ($)

Net asset value at beginning of period	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]
Net realized and unrealized gains (losses)	—

Total from investment operations	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]

Net asset value at end of period	1.00

Total return (%)	0.00	[3,4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[5,6]
Gross operating expenses	1.25	[5]
Net investment income (loss)	0.01	[5]
Net assets, end of period ($ x 1,000,000)	45

	4/24/12[1]–
Value Advantage Shares	6/30/12*

Per-Share Data ($)

Net asset value at beginning of period	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]
Net realized and unrealized gains (losses)	—

Total from investment operations	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]

Net asset value at end of period	1.00

Total return (%)	0.00	[3,4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[5,6]
Gross operating expenses	1.86	[5]
Net investment income (loss)	0.00	[4,5]
Net assets, end of period ($ x 1,000,000)	40

* Unaudited.
1 Commencement of operations for Sweep Shares and Value Advantage Shares are 06/05/12 and 04/24/12, respectively.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Less than 0.005%.
5 Annualized.
6 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)

28 See financial notes

 Schwab Treasury Obligations Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

19.4%	U.S. Government Securities	16,496,785	16,496,785
76.6%	Repurchase Agreements	65,148,623	65,148,623

96.0%	Total Investments	81,645,408	81,645,408
4.0%	Other Assets and Liabilities, Net		3,442,720

100.0%	Net Assets		85,088,128

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

U.S. Government Securities 19.4% of net assets

Treasury Debt 19.4%
United States Treasury Department		0.10%		08/02/12	500,000	499,957
		0.09%		08/09/12	1,000,000	999,905
		0.06%		08/23/12	2,000,000	1,999,834
		0.09%		08/23/12	1,000,000	999,867
		0.07%		08/30/12	500,000	499,941
		0.08%		09/06/12	2,500,000	2,499,616
		0.09%		09/20/12	2,500,000	2,499,488
		0.10%		09/20/12	3,000,000	2,999,355
		0.09%		09/27/12	1,000,000	999,792
		0.38%		09/30/12	500,000	500,302
		0.13%		11/23/12	500,000	499,738
		0.15%		12/13/12	1,000,000	999,336
		0.15%		12/20/12	500,000	499,654

Total U.S. Government Securities
(Cost $16,496,785)						16,496,785

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 76.6% of net assets

Treasury Repurchase Agreement 76.6%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $16,320,057, issued 06/29/12, repurchase date 07/02/12.		0.15%		07/02/12	16,000,200	16,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $15,454,447, issued 06/29/12, repurchase date 07/02/12.		0.15%		07/02/12	15,148,812	15,148,623

See financial notes 29

 Schwab Treasury Obligations Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $9,180,035, issued 06/28/12, repurchase date 07/05/12.		0.11%		07/05/12	9,000,193	9,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $5,100,042, issued 06/29/12, repurchase date 07/06/12.		0.10%		07/06/12	5,000,097	5,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $4,080,070, issued 06/29/12, repurchase date 07/02/12.		0.06%		07/02/12	4,000,020	4,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $16,320,059, issued 06/29/12, repurchase date 07/02/12.		0.12%		07/02/12	16,000,160	16,000,000

Total Repurchase Agreements
(Cost $65,148,623)						65,148,623

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $81,645,408.

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$16,496,785
Repurchase agreements, at cost and value	+	65,148,623

Total investments, at cost and value (Note 2a)		81,645,408
Receivables:
Fund shares sold		3,450,000
Receivable from investment adviser		2,231
Interest	+	554

Total assets		85,098,193

Liabilities

Payables:
Accrued expenses	+	10,065

Total liabilities		10,065

Net Assets

Total assets		85,098,193
Total liabilities	−	10,065

Net assets		$85,088,128

Net Assets by Source
Capital received from investors		85,088,128

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$45,149,869		45,149,869		$1.00
Value Advantage Shares	$39,938,259		39,938,259		$1.00

See financial notes 31

 Schwab Treasury Obligations Money Fund

Statement of
Operations
For April 24, 2012* through June 30, 2012; unaudited

Investment Income

Interest		$9,551

Expenses

Investment adviser and administrator fees		23,601
Shareholder service fees:
Sweep Shares*		9,782
Value Advantage Shares*		9,455
Shareholder reports		20,724
Portfolio accounting fees		16,151
Custodian fees		12,336
Professional fees		5,332
Trustees’ fees		4,398
Transfer agent fees		2,721
Other expenses	+	5,997

Total expenses		110,497
Expense reduction by CSIM and/or Schwab	−	101,215

Net expenses	−	9,282

Net investment income		269

Increase in net assets resulting from operations		$269

*	Commencement of operations for Sweep Shares and Value Advantage Shares are 06/05/12 and 04/24/12, respectively.

32 See financial notes

 Schwab Treasury Obligations Money Fund

Statements of
Changes in Net Assets
For the current report period only.
Figures for the current period are unaudited

Operations

4/24/12*-6/30/12
Net investment income		$269

Increase in net assets from operations		269

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(160)
Value Advantage Shares	+	(109)

Total distributions from net investment income		(269)

Transactions in Fund Shares**

Shares Sold
Sweep Shares		55,289,380
Value Advantage Shares	+	47,589,727

Total shares sold		102,879,107

Shares Reinvested
Sweep Shares		78
Value Advantage Shares	+	244

Total shares reinvested		322

Shares Redeemed
Sweep Shares		(10,139,589)
Value Advantage Shares	+	(7,651,712)

Total shares redeemed		(17,791,301)

Net transactions in fund shares		85,088,128

Net Assets

Beginning of period		—
Total increase	+	85,088,128

End of period		$85,088,128

*	Commencement of operations for Sweep Shares and Value Advantage Shares are 06/05/12 and 04/24/12, respectively.
**	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 33

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Investor Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.01		0.24		2.59	5.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5,6]	0.26	[5]	0.33	[5]	0.43	[5,7]	0.44 [8]	0.45
Gross operating expenses	0.56	[4,6]	0.57		0.56		0.59		0.56	0.55
Net investment income (loss)	0.01	[4]	0.01		0.01		0.27		2.60	4.89
Net assets, end of period ($ x 1,000,000)	10,558		11,576		15,291		23,242		37,685	43,248

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Select Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.03		0.31		2.69	5.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5,6]	0.26	[5]	0.32	[5]	0.35	[5,7]	0.34 [8]	0.35
Gross operating expenses	0.47	[4,6]	0.47		0.46		0.49		0.45	0.45
Net investment income (loss)	0.01	[4]	0.01		0.03		0.35		2.71	4.99
Net asset, end of period ($ x 1,000,000)	1,698		1,871		2,617		4,091		6,130	7,453

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 4)
7 The ratio of net operating expenses would have been 0.40% for Investor Shares and 0.31% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
8 The ratio of net operating expenses would have been 0.43% for Investor Shares and 0.33% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

34 See financial notes

 Schwab Value Advantage Money Fund

Financial Highlights continued

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Institutional Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.04		0.11		0.39		2.78	5.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5,6]	0.23	[5]	0.24	[5]	0.28	[5,7]	0.25 [7]	0.24
Gross operating expenses	0.35	[4,6]	0.36		0.35		0.38		0.35	0.34
Net investment income (loss)	0.01	[4]	0.04		0.10		0.42		2.77	5.10
Net assets, end of period ($ x 1,000,000)	1,316		1,524		2,160		3,087		4,464	4,748

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
Institutional Prime Shares	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Net realized and unrealized gains (losses)	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Less Distributions From:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.02	[3]	0.06		0.14		0.42		2.81	5.26

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[4,5,6]	0.21	[5]	0.21	[5]	0.25	[5,7]	0.22 [7]	0.21
Gross operating expenses	0.33	[4,6]	0.34		0.33		0.35		0.32	0.32
Net investment income (loss)	0.04	[4]	0.06		0.14		0.43		2.89	5.12
Net assets, end of period ($ x 1,000,000)	1,718		1,416		1,975		2,185		2,476	4,235

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.37% for Institutional Shares and 0.35% for Institutional Prime Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 4)
7 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 35

 Schwab Value Advantage Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

70.2%		Fixed-Rate Obligations	10,740,851,067	10,740,851,067
11.6%		Variable-Rate Obligations	1,769,170,048	1,769,170,048
18.5%		Repurchase Agreements	2,824,180,166	2,824,180,166

100.3%		Total Investments	15,334,201,281	15,334,201,281
(0	.3)%	Other Assets and Liabilities, Net		(44,543,334)

100.0%		Net Assets		15,289,657,947

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.2% of net assets

Asset Backed Commercial Paper 13.1%
Alpine Securitization Corp	a,b,c	0.20%		07/09/12	49,000,000	48,997,822
	a,b,c	0.30%		08/06/12	2,000,000	1,999,400
	a,b,c	0.34%		09/19/12	15,000,000	14,988,667
	a,b,c	0.34%		09/20/12	57,000,000	56,956,395

Atlantis One Funding Corp	a,b,c	0.30%		10/04/12	32,000,000	31,974,667

CAFCO, LLC	a,b,c	0.40%		07/12/12	15,000,000	14,998,167
	a,b,c	0.51%		07/18/12	4,000,000	3,999,037
	a,b,c	0.51%		07/23/12	69,000,000	68,978,495

Cancara Asset Securitisation, LLC	a,b,c	0.45%		09/24/12	28,000,000	27,970,250

Ciesco, LLC	a,b,c	0.51%		07/10/12	16,000,000	15,997,960
	a,b,c	0.50%		07/23/12	10,000,000	9,996,667
	a,b,c	0.51%		07/24/12	44,000,000	43,985,663
	a,b,c	0.50%		07/25/12	11,000,000	10,996,333
	a,b,c	0.47%		07/26/12	62,000,000	61,979,764
	a,b,c	0.50%		08/01/12	36,000,000	35,984,500
	a,b,c	0.50%		08/06/12	3,000,000	2,998,500

CRC Funding, LLC	a,b,c	0.40%		07/03/12	75,000,000	74,998,333
	a,b,c	0.45%		07/05/12	56,000,000	55,997,200
	a,b,c	0.50%		07/05/12	15,500,000	15,499,139
	a,b,c	0.51%		07/17/12	37,000,000	36,991,613

Crown Point Capital Company, LLC	a,b,c	0.57%		09/06/12	50,000,000	49,946,958
	a,b,c	0.45%		09/12/12	104,000,000	103,905,100

Govco, LLC	a,b,c	0.38%		07/02/12	150,000,000	149,998,417
	a,b,c	0.50%		07/16/12	17,000,000	16,996,458
	a,b,c	0.50%		07/18/12	21,000,000	20,995,042
	a,b,c	0.50%		07/25/12	56,000,000	55,981,333

36 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.25%		07/18/12	22,000,000	21,997,403

Market Street Funding Corp	a,b,c	0.22%		07/12/12	9,000,000	8,999,395
	a,b,c	0.23%		07/27/12	20,000,000	19,996,678
	a,b,c	0.23%		08/07/12	8,000,000	7,998,109
	a,b,c	0.23%		08/10/12	12,000,000	11,996,933
	a,b,c	0.24%		08/15/12	6,019,000	6,017,194
	a,b,c	0.24%		08/17/12	1,000,000	999,687
	a,b,c	0.23%		08/20/12	9,000,000	8,997,125
	a,b,c	0.23%		08/21/12	17,000,000	16,994,461
	a,b,c	0.23%		08/22/12	5,000,000	4,998,339
	a,b,c	0.23%		08/24/12	43,000,000	42,985,165
	a,b,c	0.25%		09/14/12	20,000,000	19,989,583
	a,b,c	0.25%		09/17/12	50,463,000	50,435,666

Nieuw Amsterdam Receivables Corp	a,b,c	0.25%		07/16/12	58,000,000	57,993,958

Old Line Funding, LLC	a,b,c	0.24%		07/25/12	75,000,000	74,988,000
	a,b,c	0.24%		07/26/12	31,000,000	30,994,833
	a,b,c	0.24%		08/06/12	8,031,000	8,029,073
	a,b,c	0.24%		08/13/12	80,079,000	80,056,044
	a,b,c	0.24%		08/20/12	4,000,000	3,998,667

Sheffield Receivables Corp	a,b,c	0.29%		07/25/12	5,000,000	4,999,033
	a,b,c	0.28%		07/27/12	96,000,000	95,980,587
	a,b,c	0.31%		09/12/12	11,000,000	10,993,085

Solitaire Funding, LLC	a,b,c	0.30%		07/25/12	50,000,000	49,990,000
	a,b,c	0.30%		08/06/12	22,000,000	21,993,400

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.44%		07/06/12	32,000,000	31,998,044
	a,b,c	0.45%		07/06/12	11,728,000	11,726,974
	a,b,c	0.50%		07/12/12	38,000,000	37,994,194
	a,b,c	0.50%		07/16/12	50,061,000	50,050,571

Thunder Bay Funding, LLC	a,b,c	0.19%		07/16/12	13,000,000	12,998,971
	a,b,c	0.24%		08/20/12	2,000,000	1,999,333

Variable Funding Capital Corp	a,b,c	0.20%		07/25/12	63,000,000	62,991,600

Windmill Funding Corp	a,b,c	0.40%		07/10/12	84,000,000	83,991,600
	a,b,c	0.40%		07/11/12	4,000,000	3,999,556
	a,b,c	0.50%		07/27/12	5,000,000	4,998,194

						1,999,283,335

Financial Company Commercial Paper 10.6%
Australia & New Zealand Banking Group Ltd		0.17%		07/25/12	17,000,000	16,998,073

BNZ International Funding Ltd	a	0.23%		07/13/12	6,000,000	5,999,540

Commonwealth Bank of Australia	c	0.18%		07/06/12	8,000,000	7,999,800
	c	0.18%		07/09/12	56,000,000	55,997,760
	c	0.18%		07/19/12	26,000,000	25,997,660
	c	0.21%		08/21/12	32,000,000	31,990,480
	c	0.21%		08/24/12	66,800,000	66,778,958
	c	0.36%		12/05/12	79,000,000	78,875,970

General Electric Capital Corp		0.34%		10/17/12	96,000,000	95,902,080
		0.33%		10/23/12	41,000,000	40,957,155
		0.33%		10/24/12	25,000,000	24,973,646
		0.32%		11/06/12	78,000,000	77,911,253
		0.32%		11/07/12	100,000,000	99,885,333
		0.35%		12/11/12	15,000,000	14,976,229

See financial notes 37

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.37%		12/17/12	29,000,000	28,949,629

JP Morgan Chase & Co		0.21%		08/21/12	46,000,000	45,986,641
		0.24%		09/07/12	43,000,000	42,980,507
		0.27%		10/02/12	11,000,000	10,992,328

National Australia Funding (Delaware), Inc	a	0.20%		08/07/12	57,000,000	56,988,283
	a	0.20%		08/08/12	30,000,000	29,993,667
	a	0.35%		09/17/12	47,000,000	46,964,358

Nationwide Building Society		0.58%		08/28/12	53,000,000	52,950,474
		0.63%		09/04/12	25,000,000	24,971,563

Nordea North America, Inc	a	0.29%		08/22/12	10,000,000	9,995,811
	a	0.29%		08/23/12	66,000,000	65,971,822
	a	0.29%		08/24/12	110,000,000	109,952,150

NRW.BANK		0.29%		08/27/12	122,000,000	121,943,982

PNC Bank NA		0.23%		09/12/12	23,000,000	22,989,273

Rabobank USA Financial Corp	a	0.35%		07/02/12	13,275,000	13,274,871

Skandinaviska Enskilda Banken AB		0.50%		07/09/12	46,000,000	45,994,889

State Street Corp		0.25%		10/11/12	58,000,000	57,958,917
		0.27%		10/15/12	14,000,000	13,988,870

Westpac Banking Corp	c	0.25%		09/14/12	29,000,000	28,984,896
	c	0.40%		01/02/13	72,000,000	71,852,000
	c	0.40%		01/03/13	28,000,000	27,942,133

Westpac Securities NZ Ltd	a,c	0.25%		08/10/12	39,000,000	38,989,383

						1,615,860,384

Other Commercial Paper 2.0%
BHP Billiton Finance (USA) Ltd	a,c	0.21%		07/17/12	17,000,000	16,998,413

Lehigh Univ
Taxable CP Notes Series A		0.19%		07/17/12	5,000,000	4,999,578

Reckitt Benckiser Treasury Services PLC	a,c	0.60%		07/09/12	25,000,000	24,996,667
	a,c	0.50%		10/05/12	18,000,000	17,976,000
	a,c	0.48%		12/11/12	1,000,000	997,827
	a,c	0.50%		12/12/12	5,000,000	4,988,611
	a,c	0.54%		12/13/12	13,000,000	12,967,825
	a,c	0.56%		01/23/13	25,000,000	24,919,889
	a,c	0.64%		03/08/13	28,000,000	27,875,555

Toyota Motor Credit Corp	a	0.45%		09/06/12	47,000,000	46,960,637
	a	0.23%		09/13/12	75,000,000	74,964,542
	a	0.40%		11/07/12	9,000,000	8,987,100
	a	0.44%		11/19/12	30,000,000	29,948,300

Univ of California
CP Series B		0.18%		07/17/12	17,000,000	16,998,640

						314,579,584

Certificate of Deposit 34.2%
Australia & New Zealand Banking Group Ltd		0.36%		11/30/12	24,000,000	24,000,000

Bank of Montreal		0.19%		07/23/12	67,000,000	67,000,000

38 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.20%		08/21/12	123,000,000	123,000,000
		0.20%		08/28/12	76,000,000	76,000,000
		0.20%		08/31/12	2,000,000	2,000,000
		0.20%		09/04/12	12,000,000	12,000,000

Bank of Nova Scotia		0.17%		07/06/12	3,000,000	3,000,000
		0.21%		09/12/12	16,000,000	15,999,208
		0.32%		10/04/12	95,000,000	95,000,000
		0.33%		10/16/12	7,000,000	7,000,000

Bank of the West		0.44%		07/23/12	47,000,000	47,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.36%		08/03/12	37,000,000	37,000,000
		0.36%		09/06/12	45,000,000	45,000,000
		0.36%		09/10/12	111,000,000	111,000,000
		0.36%		09/12/12	28,000,000	28,000,000
		0.36%		09/18/12	83,000,000	83,000,000
		0.56%		01/02/13	152,000,000	152,000,000

Barclays Bank PLC		0.66%		10/30/12	54,000,000	54,000,000
		0.66%		11/07/12	15,000,000	15,000,000
		0.70%		11/16/12	138,000,000	138,000,000

Branch Banking & Trust Co		0.29%		08/30/12	41,000,000	41,000,000

Canadian Imperial Bank of Commerce		0.17%		07/12/12	150,000,000	150,000,000
		0.17%		08/06/12	58,000,000	58,000,000
		0.68%		09/27/12	3,000,000	3,000,000

Chase Bank USA, NA		0.18%		07/23/12	40,000,000	40,000,000
		0.18%		07/26/12	45,000,000	45,000,000
		0.18%		08/17/12	60,000,000	60,000,000

Citibank, NA
		0.37%		07/02/12	93,000,000	93,000,000
		0.38%		07/06/12	25,000,000	25,000,000
		0.40%		07/09/12	86,000,000	85,999,042
		0.45%		07/25/12	58,000,000	58,000,000

Credit Suisse AG		0.29%		08/02/12	175,000,000	175,000,000
		0.33%		09/13/12	8,000,000	8,000,000

Deutsche Bank AG		0.22%		07/05/12	32,000,000	32,000,000
		0.23%		07/23/12	159,000,000	159,000,000
		0.43%		07/27/12	65,000,000	65,000,000
		0.46%		08/13/12	133,000,000	133,000,000
		0.47%		09/17/12	73,000,000	73,000,000

DNB Bank ASA
		0.26%		07/02/12	25,000,000	25,000,000
		0.25%		07/16/12	77,000,000	77,000,000
		0.26%		08/16/12	78,000,000	78,000,000
		0.25%		08/20/12	9,000,000	9,000,000

ING Bank NV		0.46%		08/03/12	155,000,000	155,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	90,000,000	90,000,000
		0.45%		10/10/12	33,000,000	33,000,000

Mitsubishi UFJ Trust & Banking Corp		0.40%		08/01/12	47,000,000	47,000,000
		0.38%		09/04/12	68,000,000	68,000,000
		0.37%		09/07/12	20,000,000	20,000,000

Mizuho Corporate Bank Ltd		0.17%		07/02/12	78,000,000	78,000,000

See financial notes 39

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.36%		09/06/12	76,000,000	76,000,000

National Australia Bank Ltd		0.34%		10/19/12	70,000,000	70,000,000
		0.34%		10/22/12	4,000,000	4,000,000
		0.34%		10/25/12	38,000,000	38,000,000

Nordea Bank Finland PLC		0.30%		09/17/12	31,000,000	31,000,000
		0.30%		09/18/12	11,000,000	11,000,000

Rabobank Nederland		0.33%		07/03/12	144,000,000	144,000,000
		0.51%		11/01/12	159,000,000	159,000,000

Skandinaviska Enskilda Banken AB		0.51%		08/09/12	16,000,000	16,000,000
		0.48%		09/07/12	62,000,000	62,000,000

State Street Bank & Trust Company, NA		0.19%		07/13/12	120,000,000	120,000,000

Sumitomo Mitsui Banking Corp		0.35%		08/02/12	5,000,000	5,000,000
		0.35%		08/03/12	55,000,000	55,000,000
		0.35%		09/07/12	17,000,000	17,000,000
		0.35%		09/13/12	154,000,000	154,000,000

Sumitomo Mitsui Trust Bank Ltd		0.16%		07/06/12	35,000,000	35,000,000
		0.19%		07/26/12	38,000,000	38,000,000
		0.37%		09/05/12	77,000,000	77,000,000

Svenska Handelsbanken AB		0.27%		07/18/12	57,000,000	57,000,000
		0.26%		07/24/12	1,000,000	1,000,000
		0.25%		07/30/12	164,000,000	164,000,000

Swedbank AB		0.44%		08/27/12	16,000,000	16,000,000

Toronto-Dominion Bank		0.17%		07/10/12	55,000,000	55,000,000
		0.19%		08/20/12	61,000,000	61,000,000
		0.20%		09/05/12	8,000,000	8,000,000
		0.20%		09/07/12	61,000,000	61,000,000
		0.20%		09/13/12	291,000,000	291,000,000

UBS AG		0.51%		11/09/12	228,000,000	228,000,000

Union Bank, NA		0.42%		09/25/12	14,000,000	14,000,000
		0.42%		09/26/12	46,000,000	46,000,000

Westpac Banking Corp		0.30%		11/08/12	4,000,000	4,000,000

						5,236,998,250

Government Agency Debt 8.9%
Fannie Mae		0.09%		07/09/12	43,000,000	42,999,140
		1.13%		07/30/12	21,380,000	21,396,880

Federal Home Loan Bank		0.08%		07/05/12	114,000,000	113,999,050
		0.08%		07/06/12	117,000,000	116,998,781
		0.08%		07/11/12	114,000,000	113,997,340
		0.09%		07/11/12	30,000,000	29,999,292
		0.12%		07/11/12	73,000,000	72,997,668
		0.09%		07/13/12	47,000,000	46,998,590
		0.10%		07/13/12	55,000,000	54,998,258
		0.11%		07/13/12	31,000,000	30,998,863
		0.12%		07/13/12	37,000,000	36,998,582
		0.09%		07/18/12	46,000,000	45,998,154
		0.09%		07/25/12	4,000,000	3,999,760
		0.10%		07/27/12	24,000,000	23,998,267
		0.09%		08/03/12	117,000,000	116,990,884

40 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		08/17/12	105,000,000	104,983,550

Freddie Mac		0.10%		07/02/12	10,000,000	9,999,974
		0.11%		07/02/12	3,535,000	3,534,990
		0.09%		07/11/12	2,000,000	1,999,950
		5.13%		07/15/12	20,012,000	20,050,184
		0.08%		07/25/12	30,000,000	29,998,400

Straight A Funding, LLC	a,b,c,f	0.18%		07/02/12	13,000,000	12,999,935
	a,b,c,f	0.18%		07/10/12	25,000,000	24,998,875
	a,b,c,f	0.18%		07/17/12	40,000,000	39,996,800
	a,b,c,f	0.18%		07/19/12	25,096,000	25,093,741
	a,b,c,f	0.18%		08/03/12	13,000,000	12,997,855
	a,b,c,f	0.18%		08/06/12	58,403,000	58,392,487
	a,b,c,f	0.18%		08/08/12	50,000,000	49,990,500
	a,b,c,f	0.18%		08/22/12	10,000,000	9,997,400
	a,b,c,f	0.18%		08/27/12	30,000,000	29,991,450
	a,b,c,f	0.18%		08/29/12	47,748,000	47,733,914

						1,356,129,514

Other Instrument 1.4%
Australia & New Zealand Banking Group Ltd	j	0.19%		07/02/12	153,000,000	153,000,000

Citibank, NA	j	0.20%		07/02/12	65,000,000	65,000,000

						218,000,000

Total Fixed-Rate Obligations
(Cost $10,740,851,067)						10,740,851,067

Variable-Rate Obligations 11.6% of net assets

Financial Company Commercial Paper 1.6%
Australia & New Zealand Banking Group Ltd		0.30%	07/23/12	11/26/12	131,000,000	131,000,000

Westpac Banking Corp	c	0.43%	07/09/12	02/07/13	118,000,000	118,000,000

						249,000,000

Certificate of Deposit 2.1%
Bank of Nova Scotia		0.33%		07/26/12	95,000,000	95,000,000
		0.28%	07/02/12	11/15/12	57,000,000	57,000,000

Sumitomo Mitsui Banking Corp		0.25%	07/02/12	08/03/12	55,000,000	55,000,000

Westpac Banking Corp		0.30%	07/02/12	11/26/12	116,000,000	116,000,000

						323,000,000

Government Agency Debt 2.3%
Freddie Mac	i	0.37%	07/10/12	05/10/13	350,000,000	350,000,000

Variable Rate Demand Note 1.0%
EMF LLC	a	0.38%		07/06/12	4,600,000	4,600,000

GFRE Holdings, LLC	a	0.25%		07/06/12	2,810,000	2,810,000

New Jersey Economic Development Auth
Economic Development Bonds (MSNBC/CNBC) Series 1997A	a,c	0.30%		07/02/12	200,000	200,000

See financial notes 41

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Texas
TRAN Series 2011A	c,g	0.18%		07/02/12	135,050,000	135,050,000

						142,660,000

Other Note 4.6%
Bank of America, NA	h	0.82%	07/23/12	08/22/12	149,000,000	149,000,000

Commonwealth Bank of Australia	c,i	0.62%	07/27/12	07/26/13	50,000,000	50,000,000

JPMorgan Chase Bank, NA	h	0.36%	07/23/12	12/21/12	500,000,000	500,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	5,510,048	5,510,048

						704,510,048

Total Variable-Rate Obligations
(Cost $1,769,170,048)						1,769,170,048

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 18.5% of net assets

Government Agency Repurchase Agreement 18.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $93,600,000, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	90,001,500	90,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $187,200,339, issued 05/08/12, repurchase date 07/09/12.		0.21%		07/06/12	180,061,950	180,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $75,920,001, issued 06/04/12, repurchase date 07/20/12.		0.21%		07/06/12	73,013,627	73,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,202,363, issued 05/07/12, repurchase date 07/09/12.		0.21%		07/06/12	5,001,750	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,040,244, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	200,056,222	200,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $385,220,000, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	374,005,922	374,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $452,047,721, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	443,186,814	443,180,166
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,102,993, issued 06/29/12, repurchase date 07/06/12.		0.18%		07/06/12	5,000,175	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $100,980,958, issued 06/13/12, repurchase date 09/13/12.	d	0.27%		09/13/12	99,068,310	99,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $46,924,075, issued 06/14/12, repurchase date 09/14/12.	d	0.27%		09/14/12	46,031,740	46,000,000

42 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $38,480,000, issued 05/30/12, repurchase date 07/02/12.		0.19%		07/02/12	37,006,444	37,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,001, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	100,001,667	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $41,600,001, issued 06/12/12, repurchase date 07/12/12.		0.19%		07/06/12	40,005,067	40,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $26,000,000, issued 06/21/12, repurchase date 09/20/12.		0.24%		07/06/12	25,002,500	25,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,017,884, issued 06/26/12, repurchase date 09/24/12.		0.28%		07/06/12	98,007,622	98,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $231,000,000, issued 06/25/12, repurchase date 07/02/12.		0.22%		07/02/12	220,009,411	220,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $286,650,000, issued 06/27/12, repurchase date 07/03/12.		0.19%		07/03/12	273,008,645	273,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $298,700,001, issued 06/29/12, repurchase date 07/02/12.		0.17%		07/02/12	290,004,108	290,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $96,900,000, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	95,001,504	95,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $38,760,001, issued 06/08/12, repurchase date 07/13/12.		0.20%		07/06/12	38,005,911	38,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $19,380,000, issued 06/29/12, repurchase date 07/31/12.		0.20%		07/06/12	19,000,739	19,000,000

						2,750,180,166

Treasury Repurchase Agreement 0.2%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $36,720,078, issued 06/29/12, repurchase date 07/02/12.		0.15%		07/02/12	36,000,450	36,000,000

Other Repurchase Agreement 0.3%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $21,000,002, issued 06/29/12, repurchase date 07/02/12.		0.30%		07/02/12	20,000,500	20,000,000

See financial notes 43

 Schwab Value Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $18,900,018, issued 04/18/2012, repurchase date 08/01/12.	d	0.62%		08/01/12	18,032,550	18,000,000

						38,000,000

Total Repurchase Agreements
(Cost $2,824,180,166)						2,824,180,166

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $15,334,201,281.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,187,366,167 or 20.8% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $168,510,048 or 1.1% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
TRAN —	Tax and revenue anticipation note

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$12,510,021,115
Repurchase agreements, at cost and value	+	2,824,180,166

Total investments, at cost and value (Note 2a)		15,334,201,281
Receivables:
Investments sold		275,000
Fund shares sold		7,875,531
Interest		3,726,308
Prepaid expenses	+	43,256

Total assets		15,346,121,376

Liabilities

Payables:
Investments bought		33,000,000
Investment adviser and administrator fees		232,539
Shareholder services fees		123,829
Fund shares redeemed		22,863,537
Distributions to shareholders		92,866
Accrued expenses	+	150,658

Total liabilities		56,463,429

Net Assets

Total assets		15,346,121,376
Total liabilities	−	56,463,429

Net assets		$15,289,657,947

Net Assets by Source
Capital received from investors		15,291,635,984
Net realized capital losses		(1,978,037)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$10,557,557,162		10,557,541,738		$1.00
Select Shares	$1,698,127,388		1,698,124,914		$1.00
Institutional Shares	$1,315,978,394		1,315,976,373		$1.00
Institutional Prime Shares	$1,717,995,003		1,717,992,549		$1.00

See financial notes 45

 Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$19,811,614

Expenses

Investment adviser and administrator fees		24,903,274
Shareholder service fees:
Investor Shares		13,778,675
Select Shares		1,335,592
Institutional Shares		292,250
Institutional Prime Shares		157,473
Registration fees		225,628
Custodian fees		209,169
Portfolio accounting fees		205,748
Shareholder reports		77,893
Professional fees		67,633
Transfer agent fees		54,088
Trustees’ fees		38,940
Interest expense		3
State filing fee reimbursement (Note 4)		(1,065,583)
Other expenses	+	208,777

Total expenses		40,489,560
Expense reduction by CSIM and/or Schwab[1]	−	21,702,846
Custody credits	−	17

Net expenses	−	18,786,697

Net investment income		1,024,917

Realized Gains (Losses)

Net realized gains on investments		22,098

Increase in net assets resulting from operations		$1,047,015

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $1,065,583 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

46 See financial notes

 Schwab Value Advantage Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$1,024,917	$3,414,208
Net realized gains (losses)	+	22,098	(3,224)

Increase in net assets from operations		1,047,015	3,410,984

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(536,666)	(1,322,571)
Select Shares		(86,646)	(269,940)
Institutional Shares		(71,260)	(757,667)
Institutional Prime Shares	+	(330,345)	(1,064,030)

Total distributions from net investment income		(1,024,917)	(3,414,208)

Transactions in Fund Shares*

Shares Sold
Investor Shares		931,690,085	2,034,714,645
Select Shares		264,908,731	565,657,548
Institutional Shares		265,341,838	858,340,522
Institutional Prime Shares	+	881,116,240	1,454,440,395

Total shares sold		2,343,056,894	4,913,153,110

Shares Reinvested
Investor Shares		471,559	1,218,112
Select Shares		75,376	248,661
Institutional Shares		60,926	668,575
Institutional Prime Shares	+	225,868	804,428

Total shares reinvested		833,729	2,939,776

Shares Redeemed
Investor Shares		(1,950,389,269)	(5,750,972,805)
Select Shares		(437,458,671)	(1,312,614,095)
Institutional Shares		(473,913,493)	(1,494,541,716)
Institutional Prime Shares	+	(579,880,183)	(2,013,323,694)

Total shares redeemed		(3,441,641,616)	(10,571,452,310)

Net transactions in fund shares		(1,097,750,993)	(5,655,359,424)

Net Assets

Beginning of period		16,387,386,842	22,042,749,490
Total decrease	+	(1,097,728,895)	(5,655,362,648)

End of period		$15,289,657,947	$16,387,386,842

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 47

 Schwab Taxable Money Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares which commenced operations on June 5, 2012 and April 24, 2012, respectively. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

48

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 49

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

50

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3. Risk Factors:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

A fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transactions costs that are higher than those for transactions in liquid securities.

A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

 51

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund and Schwab U.S. Treasury Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Schwab Government Money Fund	0.25%	0.15%
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Institutional Shares	0.04%	n/a
Institutional Prime Shares	0.02%	n/a

52

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with each fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, as follows:

Schwab Government Money Fund*	0.75%
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and Schwab have agreed to limit the fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.
**	CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2014.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund’s or share class’s average daily net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Government Money Fund and Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Government Money Fund	$32,001,593	$65,865,111	$83,766,891	$46,626,976	$228,260,571
Schwab U.S. Treasury Money Fund	53,047,784	74,589,172	106,070,367	60,128,998	293,836,321
Schwab Treasury Obligations Money Fund
Sweep Shares	—	—	—	11,667	11,667
Value Advantage Shares	—	—	—	11,926	11,926
Schwab Value Advantage Money Fund*
Investor Shares	6,431,819	15,099,405	20,645,844	9,629,999	51,807,067
Select Shares	—	—	1,261,119	666,417	1,927,536
Institutional Shares	—	—	201,204	1,180	202,384

 53

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

*	As of June 30, 2012, the fund had no recoupable expenses for its Institutional Prime Shares.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Government Money Fund	$149,983,393
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	—
Schwab Value Advantage Money Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

During the period, the Schwab Value Advantage Money Fund received a payment of $1,065,583 related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab“, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

54

 Schwab Taxable Money Funds

Financial Notes, unaudited (continued)

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab
	Government	U.S. Treasury	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund

December 31, 2017	$—	$—	$1,996,911
No expiration	—	—	3,224

Total	$—	$—	$2,000,135

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and no capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on February 28, 2012, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to the Schwab Treasury Obligations Money Fund (the “Fund”) under the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust’) and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement. In recognition of the fact that the Fund had not yet commenced operations, the Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees. In addition, the Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates will dedicate to the Fund;

2.	CSIM’s investment performance in managing other funds having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compare to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered the fact that Schwab’s wide range of products, services and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that may be expected to benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund supported approval of the Agreement with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by CSIM having comparable investment objectives in determining whether to approve the Agreement with respect to the Fund. The Trustees also considered both risk and shareholder risk expectations for the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered CSIM and Schwab’s commitment to waive management and other fees to prevent total Fund expenses from exceeding a specified cap. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. The Board considered whether such economies of scale will be shared by way of Schwab’s previously negotiated commitment relating to: (i) reductions of contractual advisory fees or addition of

56

breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of Renewal of Investment Advisory Agreement

The Trustees call and hold one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between the Trust and CSIM (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund and Schwab Treasury Obligations Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

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Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

58

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

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 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

60

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and

62

who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 63

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32957-07

Semiannual report dated June 30, 2012, enclosed.

Schwab Cash Reservestm

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Schwab Cash Reservestm

Semiannual Report
June 30, 2012

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Jonathan Roman, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2006 and was named to his current position in 2010.

Schwab Cash Reserves 3

Schwab Cash Reserves

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the first quarter of 2012, as a result of ongoing weakness, the fund’s exposure to Europe was reduced and weighted average maturities (WAMs) in the low to mid-30s were maintained. But with improved liquidity and market sentiment following the ECB’s announcement, the fund’s exposure to European institutions was increased, particularly to institutions based in the Netherlands, the U.K., Switzerland, and Germany. During the reporting period, the fund’s WAM was extended from 33 days to 43 days. The investment adviser continues to closely monitor events across Europe and will adjust portfolio exposures as conditions warrant.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	37.5%
16-30 Days	16.8%
31-60 Days	16.9%
61-90 Days	17.6%
91-120 Days	3.1%
More than 120 Days	8.1%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	43 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	12.9%
Financial Company	10.9%
Other	2.4%
Certificate Of Deposit	36.8%
Government Agency Debt[2]	11.2%
Other Instrument	1.6%
Variable Rate Demand Note	1.1%
Other Note	2.7%
Repurchase Agreement
Government Agency	20.0%
Treasury	0.2%
Other	0.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Cash Reserves

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves
Sweep
Shares

Ticker Symbol	SWSXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.07%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.02%

Seven-Day Effective Yield[2]	0.07%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.39% to the seven-day yield.

Schwab Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab Cash Reservestm
Actual Return	0.19%	$1,000	$1,000.30	$0.94
Hypothetical 5% Return	0.19%	$1,000	$1,023.92	$0.96

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves™

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.03	[3]	0.06		0.07		0.16		2.36	4.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[4,5,6]	0.20	[5]	0.28	[5]	0.47	[5,7]	0.66 [8]	0.68
Gross operating expenses	0.70	[4,6]	0.71		0.71		0.74		0.73	0.74
Net investment income (loss)	0.06	[4]	0.06		0.07		0.16		2.33	4.66
Net assets, end of period ($ x 1,000,000)	33,610		34,077		32,419		31,720		29,253	26,162

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses. (See financial note 4)
7 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
8 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

72.0%	Fixed-Rate Obligations	24,214,071,408	24,214,071,408
7.6%	Variable-Rate Obligations	2,536,312,560	2,536,312,560
20.4%	Repurchase Agreements	6,858,236,183	6,858,236,183

100.0%	Total Investments	33,608,620,151	33,608,620,151
0.0%	Other Assets and Liabilities, Net		1,839,104

100.0%	Net Assets		33,610,459,255

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 72.0% of net assets

Asset Backed Commercial Paper 12.9%
Alpine Securitization Corp	a,b,c	0.30%		08/06/12	35,000,000	34,989,500
	a,b,c	0.34%		09/19/12	12,000,000	11,990,933
	a,b,c	0.34%		09/20/12	4,000,000	3,996,940

Atlantis One Funding Corp	a,b,c	0.32%		07/02/12	276,000,000	275,997,547
	a,b,c	0.30%		10/04/12	71,000,000	70,943,792
	a,b,c	0.53%		12/06/12	7,000,000	6,983,717

CAFCO, LLC	a,b,c	0.43%		07/03/12	3,000,000	2,999,928
	a,b,c	0.50%		07/10/12	50,000,000	49,993,750
	a,b,c	0.40%		07/12/12	26,000,000	25,996,822
	a,b,c	0.51%		07/18/12	33,000,000	32,992,053
	a,b,c	0.51%		07/23/12	85,000,000	84,973,508
	a,b,c	0.50%		08/07/12	13,000,000	12,993,319

Cancara Asset Securitisation, LLC	a,b,c	0.45%		09/24/12	60,000,000	59,936,250

Chariot Funding, LLC	a,b,c	0.21%		09/04/12	68,000,000	67,974,217
	a,b,c	0.21%		09/05/12	43,000,000	42,983,445
	a,b,c	0.21%		09/21/12	44,000,000	43,978,953

Ciesco, LLC	a,b,c	0.51%		07/10/12	20,000,000	19,997,450
	a,b,c	0.51%		07/24/12	12,000,000	11,996,090
	a,b,c	0.50%		07/25/12	264,000,000	263,912,000
	a,b,c	0.47%		07/26/12	85,000,000	84,972,257
	a,b,c	0.50%		08/01/12	27,000,000	26,988,375

CRC Funding, LLC	a,b,c	0.40%		07/03/12	25,000,000	24,999,444
	a,b,c	0.50%		07/03/12	50,000,000	49,998,611
	a,b,c	0.45%		07/05/12	5,000,000	4,999,750
	a,b,c	0.40%		07/06/12	76,000,000	75,995,778
	a,b,c	0.51%		07/16/12	70,000,000	69,985,125
	a,b,c	0.51%		07/17/12	10,000,000	9,997,733
	a,b,c	0.50%		08/01/12	54,000,000	53,976,750

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Crown Point Capital Company, LLC	a,b,c	0.60%		08/10/12	99,000,000	98,934,000
	a,b,c	0.60%		09/04/12	164,000,000	163,822,333
	a,b,c	0.45%		09/11/12	67,000,000	66,939,700
	a,b,c	0.45%		09/12/12	5,000,000	4,995,438

Fairway Finance Co, LLC	a,b,c	0.20%		07/09/12	40,025,000	40,023,221
	a,b,c	0.24%		08/08/12	40,041,000	40,030,856

Govco, LLC	a,b,c	0.39%		07/05/12	143,000,000	142,993,803
	a,b,c	0.40%		07/12/12	102,000,000	101,987,533
	a,b,c	0.50%		07/16/12	291,000,000	290,939,375

Jupiter Securitization Corp	a,b,c	0.20%		07/03/12	9,000,000	8,999,900
	a,b,c	0.20%		07/05/12	47,000,000	46,998,956
	a,b,c	0.21%		09/04/12	24,000,000	23,990,900

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		07/11/12	2,000,000	1,999,878
	a,b,c	0.22%		07/12/12	34,000,000	33,997,715
	a,b,c	0.25%		07/18/12	20,000,000	19,997,639

Market Street Funding Corp	a,b,c	0.22%		07/06/12	5,000,000	4,999,847
	a,b,c	0.23%		07/27/12	53,000,000	52,991,196
	a,b,c	0.23%		08/07/12	6,000,000	5,998,582
	a,b,c	0.23%		08/10/12	24,000,000	23,993,867
	a,b,c	0.23%		08/13/12	35,030,000	35,020,376
	a,b,c	0.24%		08/14/12	25,000,000	24,992,667
	a,b,c	0.24%		08/15/12	4,000,000	3,998,800
	a,b,c	0.24%		08/17/12	7,500,000	7,497,650
	a,b,c	0.23%		08/20/12	9,000,000	8,997,125
	a,b,c	0.23%		08/21/12	23,000,000	22,992,506
	a,b,c	0.23%		08/22/12	15,000,000	14,995,017
	a,b,c	0.23%		08/27/12	21,000,000	20,992,353
	a,b,c	0.25%		09/11/12	10,000,000	9,995,000
	a,b,c	0.25%		09/14/12	20,000,000	19,989,583
	a,b,c	0.25%		09/17/12	62,000,000	61,966,417
	a,b,c	0.26%		09/24/12	14,000,000	13,991,406

Nieuw Amsterdam Receivables Corp	a,b,c	0.18%		07/02/12	34,000,000	33,999,830
	a,b,c	0.25%		07/10/12	14,000,000	13,999,125

Old Line Funding, LLC	a,b,c	0.24%		07/26/12	69,096,000	69,084,484
	a,b,c	0.24%		08/06/12	10,000,000	9,997,600
	a,b,c	0.24%		08/20/12	20,000,000	19,993,333
	a,b,c	0.24%		09/18/12	40,612,000	40,590,611

Sheffield Receivables Corp	a,b,c	0.29%		07/25/12	4,000,000	3,999,227
	a,b,c	0.29%		08/15/12	50,000,000	49,981,875
	a,b,c	0.29%		08/16/12	45,000,000	44,983,325
	a,b,c	0.30%		08/16/12	6,250,000	6,247,604
	a,b,c	0.31%		09/12/12	70,000,000	69,955,997
	a,b,c	0.32%		09/12/12	87,000,000	86,943,547
	a,b,c	0.40%		10/17/12	50,000,000	49,940,000

Solitaire Funding, LLC	a,b,c	0.30%		07/25/12	124,000,000	123,975,200
	a,b,c	0.30%		08/06/12	43,000,000	42,987,100
	a,b,c	0.30%		08/15/12	14,000,000	13,994,750

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.43%		07/05/12	27,792,000	27,790,672
	a,b,c	0.43%		07/06/12	36,000,000	35,997,850
	a,b,c	0.44%		07/06/12	25,000,000	24,998,472
	a,b,c	0.50%		07/12/12	12,000,000	11,998,167
	a,b,c	0.45%		07/18/12	84,955,000	84,936,947
	a,b,c	0.45%		07/20/12	4,000,000	3,999,050

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Thunder Bay Funding, LLC	a,b,c	0.19%		07/16/12	16,000,000	15,998,733
	a,b,c	0.24%		07/24/12	30,000,000	29,995,400
	a,b,c	0.24%		07/25/12	75,000,000	74,988,000
	a,b,c	0.25%		07/25/12	50,000,000	49,991,667
	a,b,c	0.23%		08/06/12	35,000,000	34,991,950
	a,b,c	0.20%		08/20/12	17,074,000	17,069,257

Variable Funding Capital Corp	a,b,c	0.19%		07/16/12	11,000,000	10,999,129
	a,b,c	0.20%		07/25/12	77,000,000	76,989,733

Windmill Funding Corp	a,b,c	0.40%		07/10/12	9,000,000	8,999,100
	a,b,c	0.40%		07/11/12	10,000,000	9,998,889
	a,b,c	0.50%		07/27/12	186,000,000	185,932,833

						4,333,957,133

Financial Company Commercial Paper 10.1%
Australia & New Zealand Banking Group Ltd		0.17%		07/25/12	29,000,000	28,996,713

BNZ International Funding Ltd	a	0.22%		07/13/12	4,000,000	3,999,707
	a	0.23%		07/13/12	44,000,000	43,996,627
	a	0.24%		07/27/12	34,000,000	33,994,230

Commonwealth Bank of Australia	c	0.17%		07/05/12	12,000,000	11,999,773
	c	0.18%		07/06/12	200,000,000	199,995,000
	c	0.18%		07/09/12	55,000,000	54,997,800
	c	0.18%		07/11/12	94,000,000	93,995,300
	c	0.18%		07/19/12	30,000,000	29,997,300
	c	0.21%		08/21/12	4,000,000	3,998,810
	c	0.21%		08/24/12	52,000,000	51,983,620
	c	0.36%		12/05/12	57,000,000	56,910,510

General Electric Capital Corp		0.30%		08/10/12	18,000,000	17,994,000
		0.29%		09/05/12	178,000,000	177,905,363
		0.34%		10/17/12	9,000,000	8,990,820
		0.33%		10/23/12	93,000,000	92,902,815
		0.33%		10/24/12	90,000,000	89,905,125
		0.32%		11/06/12	174,000,000	173,802,027
		0.32%		11/07/12	25,500,000	25,470,760
		0.35%		12/11/12	100,000,000	99,841,528
		0.37%		12/17/12	7,000,000	6,987,841
		0.37%		12/19/12	147,000,000	146,741,648

JP Morgan Chase & Co		0.21%		08/21/12	106,000,000	105,969,216
		0.24%		09/07/12	98,000,000	97,955,573
		0.22%		09/21/12	32,000,000	31,983,964
		0.27%		10/02/12	9,000,000	8,993,723

National Australia Funding (Delaware), Inc	a	0.20%		08/07/12	181,000,000	180,962,794
	a	0.20%		08/08/12	70,000,000	69,985,222

Nationwide Building Society		0.58%		08/28/12	121,000,000	120,886,932
		0.63%		09/04/12	45,000,000	44,948,813

Nordea North America, Inc	a	0.29%		08/23/12	141,000,000	140,939,801
	a	0.29%		08/24/12	270,000,000	269,882,550

NRW.BANK		0.29%		08/27/12	195,000,000	194,910,463
		0.29%		08/29/12	72,000,000	71,965,780

Rabobank USA Financial Corp	a	0.35%		07/02/12	29,000,000	28,999,718

Skandinaviska Enskilda Banken AB		0.50%		07/09/12	5,000,000	4,999,444

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

State Street Corp		0.22%		09/11/12	92,000,000	91,959,520
		0.27%		10/15/12	71,000,000	70,943,555

Westpac Banking Corp	c	0.54%		08/01/12	155,000,000	154,927,925
	c	0.44%		08/03/12	33,000,000	32,986,690
	c	0.25%		09/14/12	79,000,000	78,958,854
	c	0.40%		01/02/13	53,000,000	52,891,056

Westpac Securities NZ Ltd	a,c	0.23%		07/11/12	20,000,000	19,998,722
	a,c	0.25%		08/10/12	62,000,000	61,983,122

						3,393,440,754

Other Commercial Paper 2.4%
BHP Billiton Finance (USA) Ltd	a,c	0.21%		07/17/12	34,000,000	33,996,827

Reckitt Benckiser Treasury Services PLC	a,c	0.60%		07/02/12	26,000,000	25,999,567
	a,c	0.36%		09/20/12	4,000,000	3,996,760
	a,c	0.49%		11/13/12	23,000,000	22,957,738
	a,c	0.48%		12/11/12	2,000,000	1,995,653
	a,c	0.50%		12/12/12	29,000,000	28,933,944
	a,c	0.54%		12/13/12	47,000,000	46,883,675
	a,c	0.64%		03/07/13	44,000,000	43,805,227
	a,c	0.64%		03/08/13	74,000,000	73,671,111

Toyota Motor Credit Corp	a	0.45%		09/05/12	200,000,000	199,835,000
	a	0.45%		09/06/12	66,000,000	65,944,725
	a	0.23%		09/13/12	101,000,000	100,952,249
	a	0.44%		11/19/12	50,000,000	49,913,833

Univ of California
CP Series B		0.18%		07/18/12	45,000,000	44,996,175
		0.19%		07/19/12	54,000,000	53,994,870

						797,877,354

Certificate of Deposit 34.5%
Australia & New Zealand Banking Group Ltd		0.33%		10/24/12	99,000,000	99,000,000
		0.36%		11/26/12	56,000,000	56,000,000
		0.36%		11/30/12	53,000,000	53,000,000

Bank of Montreal		0.20%		08/21/12	2,000,000	2,000,000
		0.20%		08/28/12	228,000,000	228,000,000
		0.20%		08/31/12	143,000,000	143,000,000
		0.20%		09/04/12	149,000,000	149,000,000
		0.20%		09/05/12	2,000,000	2,000,000

Bank of Nova Scotia		0.17%		07/26/12	7,000,000	7,000,000
		0.21%		09/12/12	7,000,000	6,999,717
		0.32%		10/04/12	31,000,000	31,000,000
		0.33%		10/16/12	112,000,000	112,000,000

Bank of the West		0.44%		07/23/12	100,000,000	100,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.36%		08/03/12	78,000,000	78,000,000
		0.36%		09/10/12	169,000,000	169,000,000
		0.36%		09/11/12	2,000,000	2,000,000
		0.36%		09/12/12	4,000,000	4,000,000
		0.36%		09/13/12	69,000,000	69,000,000
		0.36%		09/14/12	67,000,000	67,000,000
		0.36%		09/18/12	111,000,000	111,000,000
		0.56%		01/02/13	335,000,000	335,000,000

Barclays Bank PLC		0.66%		10/30/12	63,000,000	63,000,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.66%		11/07/12	32,000,000	32,000,000
		0.70%		11/16/12	333,000,000	333,000,000

Branch Banking & Trust Co		0.28%		08/03/12	87,000,000	87,000,000

Canadian Imperial Bank of Commerce		0.17%		07/12/12	98,000,000	98,000,000
		0.17%		08/06/12	21,000,000	21,000,000
		0.68%		09/27/12	258,000,000	258,000,000

Chase Bank USA, NA		0.18%		07/23/12	59,000,000	59,000,000
		0.18%		07/26/12	20,000,000	20,000,000
		0.18%		08/15/12	108,000,000	108,000,000
		0.18%		08/17/12	60,000,000	60,000,000

Citibank, NA		0.37%		07/02/12	77,000,000	77,000,000
		0.38%		07/06/12	300,000,000	300,000,000
		0.39%		07/09/12	213,000,000	213,000,000
		0.40%		07/09/12	100,000,000	99,998,886
		0.45%		07/25/12	7,000,000	7,000,000

Commonwealth Bank of Australia		0.32%		11/14/12	150,000,000	150,000,000

Credit Suisse AG		0.29%		08/02/12	367,000,000	367,000,000
		0.33%		09/13/12	206,000,000	206,000,000
		0.34%		09/14/12	50,200,000	50,200,000

Deutsche Bank AG		0.22%		07/05/12	55,000,000	55,000,000
		0.23%		07/17/12	367,000,000	367,000,000
		0.23%		07/23/12	2,000,000	2,000,000
		0.43%		07/27/12	2,000,000	2,000,000
		0.43%		07/30/12	417,000,000	417,000,000
		0.47%		09/17/12	167,000,000	167,000,000

DNB Bank ASA
		0.26%		07/02/12	138,000,000	138,000,000
		0.27%		08/14/12	149,000,000	149,000,000
		0.25%		08/20/12	115,000,000	115,000,000

ING Bank NV		0.46%		08/03/12	335,000,000	335,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	2,000,000	2,000,000
		0.45%		10/10/12	5,000,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp		0.18%		07/02/12	189,000,000	189,000,000
		0.40%		08/03/12	122,000,000	122,000,000
		0.38%		09/04/12	16,000,000	16,000,000
		0.37%		09/07/12	165,000,000	165,000,000
		0.38%		10/01/12	14,000,000	14,000,000

Mizuho Corporate Bank Ltd		0.35%		09/06/12	167,000,000	167,000,000
		0.38%		10/12/12	168,000,000	168,000,000

National Australia Bank Ltd		0.39%		09/10/12	154,000,000	154,000,000
		0.34%		10/19/12	2,000,000	2,000,000
		0.34%		10/22/12	180,000,000	180,000,000
		0.39%		12/12/12	2,000,000	2,000,000

Nordea Bank Finland PLC		0.30%		09/17/12	135,000,000	135,000,000
		0.30%		09/18/12	99,000,000	99,000,000

Rabobank Nederland		0.33%		07/03/12	8,000,000	8,000,000
		0.51%		11/01/12	328,000,000	328,000,000

Skandinaviska Enskilda Banken AB		0.51%		08/09/12	127,000,000	127,000,000

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.48%		09/07/12	135,000,000	135,000,000

State Street Bank & Trust Company, NA		0.19%		07/13/12	255,000,000	255,000,000
		0.25%		09/17/12	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp		0.35%		08/02/12	117,000,000	117,000,000
		0.35%		09/07/12	119,000,000	119,000,000
		0.35%		09/12/12	156,000,000	156,000,000
		0.35%		09/13/12	111,000,000	111,000,000

Sumitomo Mitsui Trust Bank Ltd		0.19%		07/19/12	284,000,000	284,000,000
		0.19%		07/26/12	17,000,000	17,000,000
		0.37%		09/05/12	167,000,000	167,000,000
		0.38%		10/12/12	28,000,000	28,000,000

Svenska Handelsbanken AB		0.27%		07/17/12	143,000,000	143,000,000
		0.26%		07/24/12	250,000,000	250,000,000
		0.25%		07/30/12	73,000,000	73,000,000

Swedbank AB		0.44%		08/27/12	29,000,000	29,000,000

Toronto-Dominion Bank		0.17%		07/10/12	53,000,000	53,000,000
		0.19%		08/20/12	318,000,000	318,000,000
		0.20%		08/27/12	308,000,000	308,000,000
		0.20%		09/06/12	334,000,000	334,000,000

UBS AG		0.51%		11/09/12	500,000,000	500,000,000

Union Bank, NA		0.43%		07/19/12	27,000,000	27,000,000
		0.42%		07/27/12	8,000,000	8,000,000
		0.45%		08/24/12	69,000,000	69,000,000
		0.40%		11/02/12	30,000,000	30,000,000

Westpac Banking Corp		0.30%		11/08/12	4,000,000	4,000,000
		0.37%		12/14/12	18,000,000	18,000,000

						11,619,198,603

Government Agency Debt 10.5%
Fannie Mae		0.09%		07/09/12	95,000,000	94,998,100
		0.08%		07/16/12	3,000,000	2,999,900
		0.10%		07/25/12	2,161,000	2,160,856
		1.75%		08/10/12	8,000,000	8,013,907

Farm Credit System		0.08%		07/26/12	50,000,000	49,997,222
		0.11%		08/09/12	10,000,000	9,998,863

Federal Home Loan Bank		0.08%		07/05/12	322,000,000	321,997,309
		0.11%		07/05/12	42,000,000	41,999,487
		0.07%		07/06/12	14,125,000	14,124,863
		0.08%		07/06/12	353,000,000	352,996,323
		0.08%		07/11/12	115,000,000	114,997,317
		0.12%		07/11/12	208,500,000	208,493,249
		0.09%		07/13/12	159,000,000	158,995,230
		0.10%		07/13/12	160,000,000	159,994,907
		0.11%		07/13/12	4,000,000	3,999,853
		0.12%		07/13/12	130,000,000	129,994,825
		0.11%		07/18/12	22,000,000	21,998,857
		0.12%		07/18/12	50,000,000	49,997,167
		0.09%		07/25/12	44,000,000	43,997,360
		0.10%		07/25/12	47,046,000	47,042,864
		0.10%		07/27/12	157,000,000	156,989,022
		0.08%		08/01/12	112,300,000	112,292,264
		0.10%		08/01/12	5,004,000	5,003,569

See financial notes 13

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		08/03/12	95,000,000	94,993,033
		0.09%		08/10/12	1,600,000	1,599,840
		0.10%		08/10/12	7,448,000	7,447,172
		0.12%		08/17/12	90,000,000	89,985,900
		0.10%		08/31/12	172,650,000	172,620,745

Freddie Mac		0.10%		07/02/12	3,000,000	2,999,992
		5.13%		07/15/12	58,025,000	58,135,680
		0.11%		07/16/12	46,000,000	45,997,892
		0.12%		07/16/12	40,000,000	39,998,083
		0.08%		07/25/12	54,000,000	53,997,120
		0.09%		08/07/12	155,000,000	154,986,459

Straight A Funding, LLC	a,b,c,f	0.18%		07/02/12	39,000,000	38,999,805
	a,b,c,f	0.18%		07/03/12	35,000,000	34,999,650
	a,b,c,f	0.18%		07/06/12	50,000,000	49,998,750
	a,b,c,f	0.18%		07/09/12	20,000,000	19,999,200
	a,b,c,f	0.18%		07/17/12	77,000,000	76,993,840
	a,b,c,f	0.18%		07/19/12	50,000,000	49,995,500
	a,b,c,f	0.18%		07/20/12	58,850,000	58,844,409
	a,b,c,f	0.18%		08/03/12	50,000,000	49,991,750
	a,b,c,f	0.18%		08/06/12	125,000,000	124,977,500
	a,b,c,f	0.18%		08/07/12	12,000,000	11,997,780
	a,b,c,f	0.18%		08/08/12	73,000,000	72,986,130
	a,b,c,f	0.18%		08/22/12	15,000,000	14,996,100
	a,b,c,f	0.18%		08/27/12	83,000,000	82,976,345
	a,b,c,f	0.18%		08/29/12	15,000,000	14,995,575

						3,538,597,564

Other Instrument 1.6%
Australia & New Zealand Banking Group Ltd	j	0.19%		07/02/12	500,000,000	500,000,000

Citibank, NA	j	0.20%		07/02/12	31,000,000	31,000,000

						531,000,000

Total Fixed-Rate Obligations
(Cost $24,214,071,408)						24,214,071,408

Variable-Rate Obligations 7.6% of net assets

Financial Company Commercial Paper 0.8%
Australia & New Zealand Banking Group Ltd		0.30%	07/23/12	11/26/12	126,000,000	126,000,000

Westpac Banking Corp	c	0.43%	07/09/12	02/07/13	152,000,000	152,000,000

						278,000,000

Certificate of Deposit 2.3%
Bank of Nova Scotia		0.33%		07/26/12	323,000,000	323,000,000
		0.28%	07/02/12	11/15/12	190,000,000	190,000,000

Canadian Imperial Bank of Commerce		0.33%		07/23/12	126,000,000	126,000,000

Sumitomo Mitsui Banking Corp		0.25%	07/02/12	08/03/12	116,000,000	116,000,000

						755,000,000

Government Agency Debt 0.7%
Freddie Mac	i	0.37%	07/10/12	05/10/13	220,000,000	220,000,000

14 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable Rate Demand Note 1.1%
GFRE Holdings, LLC	a	0.25%		07/06/12	4,835,000	4,835,000

Houston Combined Utility System
First Lien Refunding RB Series 2008D1	a	0.21%		07/06/12	44,000,000	44,000,000

New York State HFA
Housing Revenue Bonds (2180 Broadway) Series 2011B	a	0.18%		07/06/12	5,450,000	5,450,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.24%		07/06/12	3,000,000	3,000,000

Texas
TRAN Series 2011A	c,g	0.18%		07/02/12	259,170,000	259,170,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.28%		07/06/12	32,000,000	32,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.28%		07/06/12	23,410,000	23,410,000

						371,865,000

Other Note 2.7%
Bank of America, NA	h	0.82%	07/23/12	08/22/12	174,000,000	174,000,000

JPMorgan Chase Bank, NA	i	0.54%	07/18/12	07/18/13	110,000,000	110,000,000
	i	0.36%	07/23/12	07/19/13	250,000,000	250,000,000

Wells Fargo Bank, NA	i	0.54%	09/22/12	07/19/13	275,000,000	275,000,000

Westpac Banking Corp	c,i	0.62%	07/30/12	07/26/13	100,000,000	100,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	2,447,560	2,447,560

						911,447,560

Total Variable-Rate Obligations
(Cost $2,536,312,560)						2,536,312,560

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 20.4% of net assets

Government Agency Repurchase Agreement 20.0%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,000,000, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	100,001,667	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $318,240,000, issued 05/07/12, repurchase date 07/09/12.		0.21%		07/06/12	306,107,100	306,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $200,720,000, issued 05/08/12, repurchase date 07/09/12.		0.21%		07/06/12	193,066,424	193,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $284,009,309, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	273,076,743	273,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $211,146,082, issued 06/05/12, repurchase date 08/17/12.		0.24%		07/06/12	203,041,953	203,000,000

See financial notes 15

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $462,800,001, issued 06/21/12, repurchase date 09/19/12.		0.24%		07/06/12	445,044,500	445,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $812,670,001, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	789,012,493	789,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $374,583,928, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	367,241,692	367,236,183
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $27,540,990, issued 06/13/12, repurchase date 09/13/12.	d	0.27%		09/13/12	27,018,630	27,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $290,703,379, issued 06/14/12, repurchase date 09/14/12.	d	0.27%		09/14/12	285,196,650	285,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $306,002,521, issued 06/22/12, repurchase date 09/21/12.	d	0.29%		09/21/12	300,219,917	300,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $299,520,000, issued 06/25/12, repurchase date 07/02/12.		0.19%		07/02/12	288,010,640	288,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $33,280,000, issued 05/30/12, repurchase date 07/02/12.		0.19%		07/02/12	32,005,573	32,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $208,000,001, issued 06/29/12, repurchase date 07/02/12.		0.20%		07/02/12	200,003,333	200,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $517,276,217, issued 06/12/12, repurchase date 07/12/12.		0.19%		07/06/12	495,062,700	495,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,381,994, issued 06/18/12, repurchase date 07/18/12.		0.19%		07/06/12	100,009,500	100,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $225,748,293, issued 06/21/12, repurchase date 09/20/12.		0.24%		07/06/12	216,021,600	216,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $104,099,432, issued 06/26/12, repurchase date 09/24/12.		0.28%		07/06/12	100,007,778	100,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $157,500,001, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	150,002,250	150,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $76,650,000, issued 06/25/12, repurchase date 07/02/12.		0.22%		07/02/12	73,003,123	73,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $12,600,001, issued 06/27/12, repurchase date 07/03/12.		0.19%		07/03/12	12,000,380	12,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $412,000,001, issued 06/29/12, repurchase date 07/02/12.		0.21%		07/02/12	400,007,000	400,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $73,218,885, issued 06/19/12, repurchase date 07/24/12.	d	0.30%		07/24/12	71,020,708	71,000,000

16 See financial notes

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $875,500,001, issued 06/29/12, repurchase date 07/02/12.		0.17%		07/02/12	850,012,042	850,000,000

Morgan Stanley & Co. LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $102,000,001, issued 06/29/12, repurchase date 07/02/12.		0.25%		07/02/12	100,002,083	100,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $224,400,001, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	220,003,483	220,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $76,500,000, issued 06/08/12, repurchase date 07/13/12.		0.20%		07/06/12	75,011,667	75,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $40,800,001, issued 06/29/12, repurchase date 07/31/12.		0.20%		07/06/12	40,001,556	40,000,000

						6,710,236,183

Treasury Repurchase Agreement 0.2%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $76,500,034, issued 06/29/12, repurchase date 07/02/12.		0.14%		07/02/12	75,000,875	75,000,000

Other Repurchase Agreement 0.2%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $42,000,001, issued 06/29/2012, repurchase date 07/02/2012.		0.30%		07/02/12	40,001,000	40,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $31,500,010, issued 04/18/12, repurchase date 08/01/12.	d	0.62%		08/01/12	30,054,250	30,000,000
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $3,150,016, issued 05/31/12, repurchase date 09/13/12.	d	0.57%		09/13/12	3,004,988	3,000,000

						73,000,000

Total Repurchase Agreements
(Cost $6,858,236,183)						6,858,236,183

End of Investments.

See financial notes 17

 Schwab Cash Reserves

Portfolio Holdings (Unaudited) continued

At 06/30/12, the tax basis cost of the fund’s investments was $33,608,620,151.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,738,192,011 or 20.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $718,447,560 or 2.1% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Bank Note
i	Extendible Note - Investor Option
j	Time Deposit

CP —	Commercial paper
HFA —	Housing finance agency/authority
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18 See financial notes

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$26,750,383,968
Repurchase agreements, at cost and value	+	6,858,236,183

Total investments, at cost and value (Note 2a)		33,608,620,151
Receivables:
Investments sold		135,000
Interest		8,488,666
Prepaid expenses	+	22,681

Total assets		33,617,266,498

Liabilities

Payables:
Investments bought		5,000,000
Shareholder services fees		618,883
Distributions to shareholders		818,118
Accrued expenses	+	370,242

Total liabilities		6,807,243

Net Assets

Total assets		33,617,266,498
Total liabilities	−	6,807,243

Net assets		$33,610,459,255

Net Assets by Source
Capital received from investors		33,612,086,471
Net realized capital losses		(1,627,216)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$33,610,459,255		33,610,407,030		$1.00

See financial notes 19

 Schwab Cash Reserves

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$41,440,090

Expenses

Investment adviser and administrator fees		49,448,326
Shareholder service fees		67,142,228
Custodian fees		426,849
Portfolio accounting fees		388,593
Shareholder reports		318,568
Registration fees		232,551
Professional fees		103,474
Trustees’ fees		64,406
Transfer agent fees		8,402
Interest expense		5
State filing fee reimbursement (Note 4)		(1,022,022)
Other expenses	+	378,978

Total expenses		117,490,358
Expense reduction by CSIM and/or Schwab[1]	−	85,542,120
Custody credits	−	49

Net expenses	−	31,948,189

Net investment income		9,491,901

Realized Gains (Losses)

Net realized gains on investments		47,234

Increase in net assets resulting from operations		$9,539,135

[1]	Expense reduction by CSIM and/or Schwab was decreased by a payment to adviser for state registration fees of $1,022,022 previously borne by the adviser through a waiver of adviser’s management fee. See financial note 4 for additional information.

20 See financial notes

 Schwab Cash Reserves

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$9,491,901	$20,685,419
Net realized gains	+	47,234	4,990

Increase in net assets from operations		9,539,135	20,690,409

Distributions to Shareholders

Distributions from net investment income		(9,491,901)	(20,685,419)

Transactions in Fund Shares*

Shares sold		39,113,609,277	88,347,459,021
Shares reinvested		8,547,315	20,432,360
Shares redeemed	+	(39,589,105,921)	(86,709,924,620)

Net transactions in fund shares		(466,949,329)	1,657,966,761

Net Assets

Beginning of period		34,077,361,350	32,419,389,599
Total increase or decrease	+	(466,902,095)	1,657,971,751

End of period		$33,610,459,255	$34,077,361,350

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

 Schwab Cash Reserves

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund

22

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the fund’s investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

 23

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral.

24

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

The negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

 25

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Contractual Expense Limitation

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.66%.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Cash Reserves	$55,069,426	$109,025,081	$138,970,477	$72,961,499	$376,026,483

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the fund’s aggregate security transactions with other Schwab Funds were $10,900,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

26

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

During the period, the Schwab Cash Reserves received a payment of $1,022,022, related to state filing fees resulting from revised fee calculation methodologies being applied on sales of the fund’s shares in prior periods. This payment is presented in the fund’s Statement of Operations as “State filing fee reimbursement”.

As this expense was previously waived and included in the “expense reduction by CSIM and/or Schwab“, it decreased the total expense reduction by CSIM and/or Schwab in the Statement of Operations. Neither the current nor previous net operating expense ratios were impacted by this payment.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2011, the fund had capital loss carryforwards of $1,674,450 available to offset net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the fund had no capital losses deferred and had $4,990 capital losses utilized.

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs

 27

 Schwab Cash Reserves

Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):

from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The fund has adopted the noted provisions of the Act for the period ending June 30, 2012.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab Cash Reserves (the “Fund”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 24, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Fund for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;

2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.

Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other

 29

mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the contractual investment advisory fee schedules with respect to the Fund that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to the Fund’s shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Fund that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

30

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 31

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

32

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 33

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and

34

who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 35

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR32958-07

Semiannual report dated June 30, 2012, enclosed.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

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This wrapper is not part of the shareholder report.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Semiannual Report
June 30, 2012

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment objectives, and for reading this important report concerning the Schwab money market funds. For the six months ended June 30, 2012, the U.S. money markets saw a continuation of historically low yields, as the Federal Reserve (Fed) maintained a policy of low interest rates to stimulate the economy in light of lackluster growth and continued European turmoil.

The euro zone’s ongoing sovereign debt crisis dominated the headlines amid disappointing economic activity around the globe. Greece restructured its debt, giving investor confidence a temporary lift, but subsequent concerns arose regarding debt markets in Italy and Spain. In the U.S., economic data was mixed, with measures such as long-term inflation expectations stable, while the unemployment rate remained stubbornly high, finishing at 8.2% in June.

In this environment, the Fed continued to focus on supporting an economic recovery by holding the federal funds rate at a target of 0-0.25%. In late January, the Fed forecasted that short-term interest rates would remain at present levels through at least late 2014, beyond its earlier forecast of mid-2013. Additionally, the Fed extended “Operation Twist”—a policy of exchanging short-term Treasuries for longer-term bonds—in its attempt to hold down long-term interest rates. Such ongoing accommodative policies, along with investor risk aversion, resulted in continued low yields for money market instruments.

Thank you for investing in the Schwab money market funds. We encourage you to review your investment portfolio regularly to ensure that it meets your current financial plan. For answers to frequently asked questions or for more information about the Schwab money market funds, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Jonathan Roman, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2006 and was named to his current position in 2010.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the first quarter of 2012, as a result of ongoing weakness, the fund’s exposure to Europe was reduced and weighted average maturities (WAMs) in the low to mid-30s were maintained. But with improved liquidity and market sentiment following the ECB’s LTRO announcement, the fund’s exposure to European institutions was increased, particularly to institutions based in the Netherlands, the U.K., Switzerland, and Germany. During the reporting period, the fund’s WAM was extended from 32 days to 44 days. The investment adviser continues to closely monitor events across Europe and will adjust portfolio exposures as conditions warrant.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	36.7%
16-30 Days	15.4%
31-60 Days	16.2%
61-90 Days	20.0%
91-120 Days	3.3%
More than 120 Days	8.4%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	44 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	15.4%
Financial Company	10.9%
Other	2.5%
Certificate Of Deposit	35.1%
Government Agency Debt[2]	13.1%
Other Instrument	0.6%
Variable Rate Demand Note	1.8%
Other Note	1.3%
Repurchase Agreement
Government Agency	19.0%
Other	0.3%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Retirement Advantage Money Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement Advantage Money Fund

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.14%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.17% to the seven-day yield.

Schwab Retirement Advantage Money Fund 5

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies or instrumentalities.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the reporting period. As a result and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Early in the reporting period, investors remained wary of conditions in Europe, given the protracted nature of the sovereign debt crisis. This was magnified by concerns over a Greek default and increasing prospects of the crisis’s proliferation to other areas of the region. In response, investors turned to securities issued by entities in regions such as Canada and Australia, causing yields on those securities to fall. At the end of February, however, the European Central Bank (ECB) announced its second Long-Term Refinancing Operation (LTRO) to help control the crisis, injecting liquidity into the banking system and somewhat assuaging investor concerns.

During the period, the supply of eligible money market securities in which the fund invests continued to decline, with the exception of short-term Treasury securities, which increased, due in part to the Fed’s “Operation Twist” program. Under this program, the Fed sold short-term Treasuries to buy longer-maturity bonds in an effort to reduce long-term interest rates. The additional short-term Treasury supply also helped to keep rates on repurchase agreements elevated, which was positive for short-term rates in general.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured robust liquidity amid the volatile market backdrop, strategically managing the portfolio as conditions evolved and changed. During the first quarter of 2012, as a result of ongoing weakness, the fund’s exposure to Europe was reduced and weighted average maturities (WAMs) in the low to mid-30s were maintained. But with improved liquidity and market sentiment following the ECB’s LTRO announcement, the fund’s exposure to European institutions was increased, particularly to institutions based in the Netherlands, the U.K., Switzerland, and Germany. During the reporting period, the fund’s WAM was extended from 33 days to 39 days. The investment adviser continues to closely monitor events across Europe and will adjust portfolio exposures as conditions warrant.

As of 6/30/12:

 Portfolio Composition By Maturity1

% of investments

1-15 Days	42.2%
16-30 Days	19.0%
31-60 Days	13.5%
61-90 Days	12.8%
91-120 Days	5.3%
More than 120 Days	7.2%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	39 Days
Credit Quality Of Holdings[4] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	13.2%
Financial Company	9.9%
Other	2.5%
Certificate Of Deposit	36.9%
Government Agency Debt[2]	13.6%
Other Instrument	1.8%
Variable Rate Demand Note	1.4%
Other Note	3.0%
Repurchase Agreement
Government Agency	14.3%
Treasury	3.2%
Other	0.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Manager views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab Investor Money Fund

Performance and Fund Facts as of 6/30/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Investor Money Fund

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary expense waiver). Without the contractual expense limitation and the voluntary expense waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary expense waiver. The voluntary expense waiver added 0.32% to the seven-day yield.

Schwab Investor Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2012 and held through June 30, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/12	at 6/30/12	1/1/12–6/30/12

Schwab Retirement Advantage Money Fund®
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21

Schwab Investor Money Fund®
Actual Return	0.24%	$1,000	$1,000.10	$1.19
Hypothetical 5% Return	0.24%	$1,000	$1,023.67	$1.21

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.03	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.03)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.01		0.20		2.56	4.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5]	0.25	[5]	0.34	[5]	0.44	[5,6]	0.48 [6]	0.48
Gross operating expenses	0.60	[4]	0.60		0.60		0.62		0.60	0.62
Net investment income (loss)	0.01	[4]	0.01		0.01		0.20		2.52	4.85
Net assets, end of period ($ x 1,000,000)	792		846		873		954		984	946

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.41% for 2009 and 0.47% for 2008, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

73.9%		Fixed-Rate Obligations	585,442,238	585,442,238
7.1%		Variable-Rate Obligations	55,686,930	55,686,930
19.3%		Repurchase Agreements	152,961,794	152,961,794

100.3%		Total Investments	794,090,962	794,090,962
(0	.3)%	Other Assets and Liabilities, Net		(2,078,325)

100.0%		Net Assets		792,012,637

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 73.9% of net assets

Asset Backed Commercial Paper 15.4%
Alpine Securitization Corp	a,b,c	0.34%		09/20/12	5,000,000	4,996,175

Atlantis One Funding Corp	a,b,c	0.31%		09/07/12	4,000,000	3,997,658
	a,b,c	0.30%		10/04/12	4,000,000	3,996,833
	a,b,c	0.52%		01/11/13	4,000,000	3,988,791

CAFCO, LLC	a,b,c	0.40%		07/12/12	2,000,000	1,999,756
	a,b,c	0.51%		07/18/12	1,000,000	999,759
	a,b,c	0.51%		07/23/12	3,000,000	2,999,065

Cancara Asset Securitisation, LLC	a,b,c	0.45%		09/24/12	7,000,000	6,992,562

Chariot Funding, LLC	a,b,c	0.21%		09/04/12	1,000,000	999,621
	a,b,c	0.21%		09/20/12	4,000,000	3,998,110
	a,b,c	0.21%		09/21/12	6,000,000	5,997,130

Ciesco, LLC	a,b,c	0.50%		07/23/12	1,000,000	999,694
	a,b,c	0.50%		07/25/12	1,000,000	999,667
	a,b,c	0.47%		07/26/12	2,000,000	1,999,347
	a,b,c	0.50%		08/06/12	3,000,000	2,998,500

CRC Funding, LLC	a,b,c	0.51%		07/10/12	1,000,000	999,872
	a,b,c	0.50%		07/24/12	4,000,000	3,998,722

Crown Point Capital Company, LLC	a,b,c	0.40%		07/05/12	1,650,000	1,649,927
	a,b,c	0.60%		09/04/12	6,000,000	5,993,500

Gemini Securitization Corp, LLC	a,b,c	0.45%		09/05/12	7,000,000	6,994,225

Govco, LLC	a,b,c	0.44%		07/05/12	9,000,000	8,999,560
	a,b,c	0.40%		07/06/12	1,000,000	999,944

Jupiter Securitization Corp	a,b,c	0.20%		07/03/12	1,000,000	999,989
	a,b,c	0.21%		09/04/12	2,000,000	1,999,242

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		07/11/12	1,000,000	999,939

Market Street Funding Corp	a,b,c	0.25%		09/11/12	5,000,000	4,997,500
	a,b,c	0.25%		09/14/12	2,044,000	2,042,935

Nieuw Amsterdam Receivables Corp	a,b,c	0.25%		07/16/12	2,000,000	1,999,792

Old Line Funding, LLC	a,b,c	0.20%		07/20/12	2,000,000	1,999,789

Sheffield Receivables Corp	a,b,c	0.29%		07/23/12	2,000,000	1,999,646
	a,b,c	0.28%		07/27/12	4,000,000	3,999,191
	a,b,c	0.24%		08/07/12	2,000,000	1,999,507
	a,b,c	0.29%		08/16/12	3,000,000	2,998,888

Solitaire Funding, LLC	a,b,c	0.30%		07/25/12	5,000,000	4,999,000

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.44%		07/06/12	6,397,000	6,396,609
	a,b,c	0.45%		07/20/12	1,000,000	999,763

Variable Funding Capital Corp	a,b,c	0.19%		07/16/12	4,000,000	3,999,683

Windmill Funding Corp	a,b,c	0.50%		07/27/12	2,000,000	1,999,278

						122,029,169

Financial Company Commercial Paper 9.9%
Australia & New Zealand Banking Group Ltd		0.17%		07/25/12	2,000,000	1,999,773

BNZ International Funding Ltd	a	0.22%		07/13/12	1,000,000	999,927

Commonwealth Bank of Australia	c	0.21%		08/21/12	8,000,000	7,997,620
	c	0.21%		08/24/12	1,000,000	999,685
	c	0.25%		09/17/12	6,000,000	5,996,750

General Electric Capital Corp		0.30%		08/10/12	1,000,000	999,667
		0.33%		10/24/12	1,000,000	998,946
		0.32%		11/14/12	4,000,000	3,995,164
		0.37%		01/04/13	9,000,000	8,982,703

JP Morgan Chase & Co		0.30%		11/06/12	5,000,000	4,994,667

National Australia Funding (Delaware), Inc	a	0.20%		08/08/12	5,000,000	4,998,944

Nationwide Building Society		0.63%		09/04/12	5,000,000	4,994,313

Nordea North America, Inc	a	0.29%		08/22/12	2,000,000	1,999,162
	a	0.29%		08/24/12	6,000,000	5,997,390

NRW.BANK		0.29%		08/27/12	5,000,000	4,997,704

Rabobank USA Financial Corp	a	0.35%		07/02/12	1,000,000	999,990

Skandinaviska Enskilda Banken AB		0.50%		07/09/12	3,000,000	2,999,667

State Street Corp		0.25%		10/11/12	3,000,000	2,997,875

UBS Finance (Delaware), Inc	a	0.34%		09/25/12	4,000,000	3,996,751

Westpac Banking Corp	c	0.54%		08/01/12	2,000,000	1,999,070
	c	0.40%		01/02/13	2,000,000	1,995,889
	c	0.40%		01/03/13	1,000,000	997,933

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Westpac Securities NZ Ltd	a,c	0.23%		07/11/12	1,000,000	999,936

						77,939,526

Other Commercial Paper 2.5%
Catholic Health Initiatives
Taxable CP Notes Series A		0.18%		08/14/12	1,000,000	1,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.36%		09/20/12	2,000,000	1,998,380
	a,c	0.60%		02/14/13	1,000,000	996,200
	a,c	0.64%		03/08/13	1,000,000	995,556

Toyota Motor Credit Corp	a	0.45%		09/06/12	5,000,000	4,995,812
	a	0.23%		09/13/12	7,000,000	6,996,691
	a	0.40%		11/07/12	2,000,000	1,997,133

Univ of California
CP Series B		0.18%		07/18/12	1,000,000	999,915

						19,979,687

Certificate of Deposit 34.3%
Australia & New Zealand Banking Group Ltd		0.33%		10/24/12	1,000,000	1,000,000

Bank of Montreal		0.20%		08/21/12	2,000,000	2,000,000
		0.20%		08/28/12	1,000,000	1,000,000
		0.20%		08/31/12	11,000,000	11,000,000

Bank of Nova Scotia		0.17%		07/06/12	9,000,000	9,000,000
		0.21%		09/12/12	11,000,000	10,999,777
		0.33%		10/16/12	2,000,000	2,000,000

Bank of the West		0.44%		07/23/12	5,000,000	5,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.36%		08/03/12	2,000,000	2,000,000
		0.36%		09/10/12	6,000,000	6,000,000
		0.36%		09/12/12	3,000,000	3,000,000
		0.56%		01/02/13	6,000,000	6,000,000

Barclays Bank PLC		0.66%		11/07/12	4,000,000	4,000,000
		0.70%		11/16/12	5,000,000	5,000,000

Branch Banking & Trust Co		0.29%		08/30/12	1,000,000	1,000,000

Canadian Imperial Bank of Commerce		0.17%		07/12/12	1,000,000	1,000,000
		0.68%		09/27/12	9,000,000	9,000,000

Chase Bank USA, NA		0.18%		07/23/12	3,000,000	3,000,000
		0.18%		08/15/12	9,000,000	9,000,000

Citibank, NA
		0.37%		07/02/12	6,000,000	6,000,000
		0.38%		07/06/12	1,000,000	1,000,000
		0.39%		07/09/12	2,000,000	2,000,000
		0.50%		07/20/12	5,000,000	5,000,000
		0.45%		07/25/12	6,000,000	6,000,000

Credit Suisse AG		0.29%		08/02/12	9,000,000	9,000,000
		0.33%		09/13/12	1,000,000	1,000,000

Deutsche Bank AG		0.23%		07/23/12	9,000,000	9,000,000
		0.43%		07/27/12	4,000,000	4,000,000
		0.46%		08/13/12	3,000,000	3,000,000
		0.47%		09/17/12	2,000,000	2,000,000

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

DNB Bank ASA		0.26%		07/02/12	5,000,000	5,000,000
		0.26%		08/16/12	3,000,000	3,000,000
		0.25%		08/20/12	1,000,000	1,000,000

ING Bank NV		0.46%		08/03/12	7,000,000	7,000,000

Mitsubishi UFJ Trust & Banking Corp		0.18%		07/02/12	3,000,000	3,000,000
		0.40%		08/01/12	4,000,000	4,000,000
		0.38%		09/04/12	1,000,000	1,000,000
		0.37%		09/07/12	2,000,000	2,000,000

Mizuho Corporate Bank Ltd		0.35%		09/06/12	2,000,000	2,000,000
		0.36%		09/06/12	1,000,000	1,000,000
		0.38%		10/12/12	4,000,000	4,000,000

National Australia Bank Ltd		0.34%		10/19/12	4,000,000	4,000,000
		0.34%		10/22/12	3,000,000	3,000,000

Nordea Bank Finland PLC		0.30%		09/18/12	2,000,000	2,000,000

Rabobank Nederland		0.33%		07/03/12	6,000,000	6,000,000
		0.51%		11/01/12	7,000,000	7,000,000

Skandinaviska Enskilda Banken AB		0.48%		09/07/12	2,000,000	2,000,000

State Street Bank & Trust Company, NA		0.19%		07/13/12	5,000,000	5,000,000
		0.25%		09/17/12	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.35%		08/03/12	3,000,000	3,000,000
		0.35%		09/07/12	2,000,000	2,000,000
		0.35%		09/10/12	2,000,000	2,000,000
		0.35%		09/13/12	4,000,000	4,000,000

Sumitomo Mitsui Trust Bank Ltd		0.19%		07/19/12	1,000,000	1,000,000
		0.19%		07/26/12	7,000,000	7,000,000
		0.37%		09/05/12	3,000,000	3,000,000
		0.38%		10/12/12	4,000,000	4,000,000

Svenska Handelsbanken AB		0.26%		07/12/12	1,000,000	1,000,000
		0.27%		07/18/12	3,000,000	3,000,000
		0.25%		07/30/12	6,000,000	6,000,000

Swedbank AB		0.44%		08/27/12	2,000,000	2,000,000

Toronto-Dominion Bank		0.17%		07/10/12	1,000,000	1,000,000
		0.17%		07/18/12	2,000,000	2,000,000
		0.19%		08/20/12	7,000,000	7,000,000
		0.20%		08/27/12	1,000,000	1,000,000
		0.20%		09/13/12	2,000,000	2,000,000

UBS AG		0.47%		10/29/12	7,000,000	7,000,000

Union Bank, NA		0.43%		07/19/12	3,000,000	3,000,000

Westpac Banking Corp		0.30%		11/08/12	8,500,000	8,500,000

						271,499,777

Government Agency Debt 11.2%
Fannie Mae		0.08%		07/16/12	1,000,000	999,967

Farm Credit System		0.50%		07/10/12	2,000,000	2,000,195

Federal Home Loan Bank		0.08%		07/05/12	8,000,000	7,999,934

See financial notes 13

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		07/06/12	10,000,000	9,999,896
		0.12%		07/11/12	3,000,000	2,999,904
		0.09%		07/13/12	1,000,000	999,970
		0.10%		07/13/12	2,000,000	1,999,937
		0.11%		07/13/12	1,000,000	999,963
		0.12%		07/13/12	1,000,000	999,962
		0.09%		07/18/12	5,000,000	4,999,799
		0.09%		07/25/12	5,000,000	4,999,700
		0.08%		08/01/12	10,000,000	9,999,311

Freddie Mac		0.08%		07/25/12	2,000,000	1,999,893
		0.09%		08/07/12	5,000,000	4,999,563

Straight A Funding, LLC	a,b,c,f	0.18%		07/02/12	9,000,000	8,999,955
	a,b,c,f	0.18%		07/10/12	2,000,000	1,999,910
	a,b,c,f	0.18%		07/20/12	3,000,000	2,999,715
	a,b,c,f	0.18%		08/03/12	4,000,000	3,999,340
	a,b,c,f	0.18%		08/07/12	3,000,000	2,999,445
	a,b,c,f	0.18%		08/08/12	12,000,000	11,997,720

						88,994,079

Other Instrument 0.6%
Australia & New Zealand Banking Group Ltd	i	0.19%		07/02/12	5,000,000	5,000,000

Total Fixed-Rate Obligations
(Cost $585,442,238)						585,442,238

Variable-Rate Obligations 7.1% of net assets

Financial Company Commercial Paper 1.1%
Australia & New Zealand Banking Group Ltd		0.30%	07/23/12	11/26/13	4,000,000	4,000,000

Westpac Banking Corp	c	0.43%	07/09/12	02/07/13	5,000,000	5,000,000

						9,000,000

Certificate of Deposit 0.9%
Canadian Imperial Bank of Commerce		0.32%		07/09/12	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.25%	07/02/12	08/03/12	3,000,000	3,000,000

Westpac Banking Corp		0.33%		07/03/12	3,000,000	3,000,000

						7,000,000

Government Agency Debt 1.9%
Freddie Mac	h	0.37%	07/10/12	05/10/13	15,000,000	15,000,000

Variable Rate Demand Note 1.9%
New York City IDA
Industrial RB (Allway Tools) Series 1997	a	0.74%		07/06/12	95,000	95,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.38%		07/06/12	7,605,000	7,605,000

Texas
TRAN Series 2011A	c,g	0.18%		07/02/12	6,950,000	6,950,000

						14,650,000

14 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 1.3%
JPMorgan Chase Bank, NA	h	0.36%	07/23/12	07/19/13	10,000,000	10,000,000

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	36,930	36,930

						10,036,930

Total Variable-Rate Obligations
(Cost $55,686,930)						55,686,930

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 19.3% of net assets

Government Agency Repurchase Agreement 19.1%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $13,541,342, issued 05/07/12, repurchase date 07/09/12.		0.21%		07/06/12	13,004,550	13,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $19,791,192, issued 05/08/12, repurchase date 07/09/12.		0.21%		07/06/12	19,006,539	19,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,082,920, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	2,000,562	2,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $19,570,000, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	19,000,301	19,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $60,141,657, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	58,962,678	58,961,794
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $10,201,098, issued 06/14/12, repurchase date 09/14/12.	d	0.27%		09/14/12	10,006,900	10,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $3,064,729, issued 06/22/12, repurchase date 09/21/12.	d	0.29%		09/21/12	3,002,199	3,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,080,830, issued 06/25/12, repurchase date 07/02/12.		0.19%		07/02/12	2,000,074	2,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,160,001, issued 05/30/2012, repurchase date 07/02/12.		0.19%		07/02/12	4,000,697	4,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,215,077, issued 06/12/2012, repurchase date 07/12/12.		0.19%		07/06/12	5,000,633	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $2,080,001, issued 06/26/2012, repurchase date 09/24/12.		0.28%		07/06/12	2,000,156	2,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,250,000, issued 06/25/2012, repurchase date 07/02/12.		0.22%		07/02/12	5,000,214	5,000,000

See financial notes 15

 Schwab Retirement Advantage Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $1,036,166, issued 06/19/2012, repurchase date 07/24/12.	d	0.30%		07/24/12	1,000,292	1,000,000

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $7,140,000, issued 06/29/2012, repurchase date 07/31/12.		0.20%		07/06/12	7,000,272	7,000,000

						150,961,794

Other Repurchase Agreement 0.2%
Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $2,100,037, issued 04/18/12, repurchase date 08/01/12.	d	0.62%		08/01/12	2,003,617	2,000,000

Total Repurchase Agreements
(Cost $152,961,794)						152,961,794

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $794,090,962.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $191,989,203 or 24.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $16,036,930 or 2.0% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (4/29/2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Extendible Note - Investor Option
i	Time Deposit

COP —	Certificate of participation
CP —	Commercial paper
IDA —	Industrial development agency/authority
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$641,129,168
Repurchase agreements, at cost and value	+	152,961,794

Total investments, at cost and value (Note 2a)		794,090,962
Receivables:
Fund shares sold		300,763
Interest		182,727
Prepaid expenses	+	3,168

Total assets		794,577,620

Liabilities

Payables:
Investment adviser and administrator fees		1,986
Shareholder services fees		14,148
Fund shares redeemed		2,545,617
Distributions to shareholders		3,232

Total liabilities		2,564,983

Net Assets

Total assets		794,577,620
Total liabilities	−	2,564,983

Net assets		$792,012,637

Net Assets by Source
Capital received from investors		791,981,056
Net investment income not yet distributed		30,505
Net realized capital gains		1,076

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$792,012,637		792,011,366		$1.00

See financial notes 17

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$993,919

Expenses

Investment adviser and administrator fees		1,404,307
Shareholder service fees		882,707
Portfolio accounting fees		37,002
Registration fees		21,452
Custodian fees		20,835
Trustees’ fees		15,728
Professional fees		14,819
Transfer agent fees		9,462
Shareholder reports		2,639
Other expenses	+	10,039

Total expenses		2,418,990
Expense reduction by CSIM and/or Schwab	−	1,465,280
Custody credits	−	20

Net expenses	−	953,690

Net investment income		40,229

Realized Gains (Losses)

Net realized gains on investments		1,076

Increase in net assets resulting from operations		$41,305

18 See financial notes

 Schwab Retirement Advantage Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$40,229	$87,958
Net realized gains	+	1,076	195

Increase in net assets from operations		41,305	88,153

Distributions to Shareholders

Distributions from net investment income		(40,229)	(87,958)

Transactions in Fund Shares*

Shares sold		213,615,920	571,733,718
Shares reinvested		36,950	87,762
Shares redeemed	+	(267,411,082)	(598,828,232)

Net transactions in fund shares		(53,758,212)	(27,006,752)

Net Assets

Beginning of period		845,769,773	872,776,330
Total decrease	+	(53,757,136)	(27,006,557)

End of period		$792,012,637	$845,769,773

Net investment income not yet distributed		$30,505	$30,505

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/12–		1/1/11–		1/1/10–		1/1/09–		1/1/08–	1/1/07–
	6/30/12*		12/31/11		12/31/10		12/31/09		12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]		—	—

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.02	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.02)	(0.05)

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00	1.00

Total return (%)	0.01	[3]	0.01		0.01		0.16		2.41	4.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[4,5]	0.25	[5]	0.34	[5]	0.51	[5,6]	0.60	0.62
Gross operating expenses	0.63	[4]	0.62		0.62		0.64		0.62	0.63
Net investment income (loss)	0.01	[4]	0.01		0.01		0.17		2.37	4.71
Net assets, end of period ($ x 1,000,000)	1,241		1,333		1,495		1,832		2,360	2,089

* Unaudited.
1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Not annualized.
4 Annualized.
5 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
6 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

20 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings as of June 30, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

74.6%		Fixed-Rate Obligations	925,840,614	925,840,614
8.4%		Variable-Rate Obligations	104,548,071	104,548,071
17.9%		Repurchase Agreements	221,782,344	221,782,344

100.9%		Total Investments	1,252,171,029	1,252,171,029
(0	.9)%	Other Assets and Liabilities, Net		(10,906,380)

100.0%		Net Assets		1,241,264,649

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 74.6% of net assets

Asset Backed Commercial Paper 13.4%
Alpine Securitization Corp	a,b,c	0.30%		08/06/12	5,000,000	4,998,500

Atlantis One Funding Corp	a,b,c	0.31%		09/07/12	12,000,000	11,992,973
	a,b,c	0.53%		12/06/12	1,000,000	997,674

CAFCO, LLC	a,b,c	0.40%		07/12/12	3,000,000	2,999,633
	a,b,c	0.51%		07/18/12	1,000,000	999,759
	a,b,c	0.51%		07/23/12	3,000,000	2,999,065

Chariot Funding, LLC	a,b,c	0.21%		09/20/12	19,000,000	18,991,022

Ciesco, LLC	a,b,c	0.51%		07/24/12	1,000,000	999,674
	a,b,c	0.50%		07/25/12	3,000,000	2,999,000
	a,b,c	0.47%		07/26/12	2,000,000	1,999,347
	a,b,c	0.50%		08/06/12	2,000,000	1,999,000

CRC Funding, LLC	a,b,c	0.45%		07/05/12	4,000,000	3,999,800
	a,b,c	0.51%		07/17/12	10,000,000	9,997,733

Crown Point Capital Company, LLC	a,b,c	0.60%		08/10/12	2,000,000	1,998,667
	a,b,c	0.57%		09/06/12	9,000,000	8,990,453

Govco, LLC	a,b,c	0.38%		07/02/12	2,000,000	1,999,979
	a,b,c	0.44%		07/05/12	15,000,000	14,999,267
	a,b,c	0.50%		07/18/12	2,000,000	1,999,528

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		07/12/12	3,000,000	2,999,798
	a,b,c	0.25%		07/18/12	1,000,000	999,882

Market Street Funding Corp	a,b,c	0.23%		08/10/12	1,000,000	999,744
	a,b,c	0.23%		08/20/12	1,000,000	999,681
	a,b,c	0.23%		08/21/12	5,044,000	5,042,356
	a,b,c	0.23%		08/27/12	3,000,000	2,998,908
	a,b,c	0.25%		09/11/12	1,000,000	999,500

See financial notes 21

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Old Line Funding, LLC	a,b,c	0.20%		07/20/12	13,000,000	12,998,628

Sheffield Receivables Corp	a,b,c	0.31%		09/12/12	2,000,000	1,998,743
	a,b,c	0.32%		09/12/12	5,000,000	4,996,756

Solitaire Funding, LLC	a,b,c	0.30%		07/25/12	10,000,000	9,998,000

Thames Asset Global Securitization No. 1, Inc	a,b,c	0.50%		07/12/12	11,000,000	10,998,319

Variable Funding Capital Corp	a,b,c	0.20%		07/25/12	7,000,000	6,999,067

Windmill Funding Corp	a,b,c	0.40%		07/10/12	7,000,000	6,999,300

						165,989,756

Financial Company Commercial Paper 8.9%
BNZ International Funding Ltd	a	0.22%		07/13/12	2,000,000	1,999,853

Commonwealth Bank of Australia	c	0.18%		07/06/12	5,000,000	4,999,875
	c	0.18%		07/09/12	3,000,000	2,999,880
	c	0.18%		07/11/12	8,000,000	7,999,600
	c	0.18%		07/19/12	5,000,000	4,999,550
	c	0.21%		08/21/12	1,000,000	999,703
	c	0.21%		08/24/12	3,000,000	2,999,055

General Electric Capital Corp		0.30%		07/06/12	6,000,000	5,999,750
		0.30%		08/10/12	1,000,000	999,667
		0.29%		09/05/12	4,000,000	3,997,873
		0.34%		10/12/12	11,000,000	10,989,299
		0.32%		11/06/12	6,000,000	5,993,173
		0.32%		11/07/12	1,500,000	1,498,280
		0.32%		11/14/12	1,000,000	998,791

JP Morgan Chase & Co		0.24%		09/07/12	1,000,000	999,547
		0.27%		10/02/12	6,000,000	5,995,815

National Australia Funding (Delaware), Inc	a	0.20%		08/07/12	8,000,000	7,998,356
	a	0.20%		08/08/12	2,000,000	1,999,578

Nationwide Building Society		0.63%		09/04/12	5,000,000	4,994,313

Nordea North America, Inc	a	0.29%		08/22/12	4,000,000	3,998,324
	a	0.29%		08/24/12	9,000,000	8,996,085

NRW.BANK		0.29%		08/27/12	9,000,000	8,995,868

State Street Corp		0.25%		10/11/12	5,000,000	4,996,458

Westpac Banking Corp	c	0.25%		09/14/12	1,000,000	999,479
	c	0.40%		01/02/13	3,000,000	2,993,833

						110,442,005

Other Commercial Paper 2.5%
Abbott Laboratories	c	0.17%		07/17/12	4,000,000	3,999,698

Catholic Health Initiatives
Taxable CP Notes Series A		0.18%		08/14/12	2,000,000	2,000,000

Reckitt Benckiser Treasury Services PLC	a,c	0.50%		10/09/12	5,000,000	4,993,055
	a,c	0.60%		02/14/13	2,000,000	1,992,400

Toyota Motor Credit Corp	a	0.25%		07/20/12	5,450,000	5,449,281
	a	0.44%		11/19/12	10,000,000	9,982,767

22 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Univ of California
CP Series B		0.18%		07/18/12	3,000,000	2,999,745

						31,416,946

Certificate of Deposit 36.3%
Australia & New Zealand Banking Group Ltd		0.20%		07/25/12	12,000,000	12,000,000
		0.36%		11/26/12	4,000,000	4,000,000

Bank of Montreal		0.19%		07/23/12	6,000,000	6,000,000
		0.20%		08/21/12	4,000,000	4,000,000
		0.20%		08/28/12	6,000,000	6,000,000
		0.20%		08/31/12	7,000,000	7,000,000

Bank of Nova Scotia		0.17%		07/06/12	12,000,000	12,000,000
		0.21%		09/12/12	12,000,000	11,999,514
		0.32%		10/04/12	7,000,000	7,000,000
		0.33%		10/16/12	5,000,000	5,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.36%		08/03/12	3,000,000	3,000,000
		0.36%		09/06/12	4,000,000	4,000,000
		0.36%		09/10/12	10,000,000	10,000,000
		0.36%		09/12/12	6,000,000	6,000,000
		0.36%		09/18/12	1,000,000	1,000,000
		0.56%		01/02/13	11,000,000	11,000,000

Barclays Bank PLC		0.66%		10/30/12	3,000,000	3,000,000
		0.66%		11/07/12	11,000,000	11,000,000
		0.70%		11/16/12	4,000,000	4,000,000

Branch Banking & Trust Co		0.28%		08/03/12	1,000,000	1,000,000

Canadian Imperial Bank of Commerce		0.17%		07/12/12	3,000,000	3,000,000
		0.17%		08/06/12	3,000,000	3,000,000
		0.68%		09/27/12	11,000,000	11,000,000

Chase Bank USA, NA		0.18%		07/23/12	8,000,000	8,000,000
		0.18%		07/26/12	8,000,000	8,000,000
		0.18%		08/17/12	7,000,000	7,000,000

Citibank, NA		0.37%		07/02/12	11,000,000	11,000,000
		0.40%		07/09/12	7,000,000	6,999,922
		0.50%		07/20/12	2,000,000	2,000,000
		0.42%		07/24/12	1,000,000	1,000,000

Credit Suisse AG		0.29%		08/02/12	19,000,000	19,000,000

Deutsche Bank AG		0.23%		07/23/12	20,000,000	20,000,000
		0.43%		07/27/12	15,000,000	15,000,000
		0.47%		09/17/12	1,000,000	1,000,000

DNB Bank ASA		0.26%		07/02/12	6,000,000	6,000,000
		0.25%		07/16/12	5,000,000	5,000,000

ING Bank NV		0.46%		08/03/12	10,000,000	10,000,000

Lloyds TSB Bank PLC		0.45%		10/01/12	2,000,000	2,000,000
		0.45%		10/10/12	10,000,000	10,000,000

Mitsubishi UFJ Trust & Banking Corp		0.40%		08/01/12	6,000,000	6,000,000
		0.38%		09/04/12	4,000,000	4,000,000
		0.37%		09/07/12	2,000,000	2,000,000

Mizuho Corporate Bank Ltd		0.36%		09/06/12	5,000,000	5,000,000

See financial notes 23

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.38%		10/12/12	7,000,000	7,000,000

National Australia Bank Ltd		0.34%		10/22/12	9,000,000	9,000,000
		0.34%		11/05/12	3,000,000	3,000,000

Nordea Bank Finland PLC		0.30%		09/17/12	1,000,000	1,000,000
		0.30%		09/18/12	1,000,000	1,000,000

Rabobank Nederland		0.33%		07/03/12	12,000,000	12,000,000
		0.51%		11/01/12	11,000,000	11,000,000

Skandinaviska Enskilda Banken AB		0.51%		08/09/12	4,000,000	4,000,000
		0.48%		09/07/12	5,000,000	5,000,000

State Street Bank & Trust Company, NA		0.19%		07/13/12	9,000,000	9,000,000
		0.25%		09/17/12	1,000,000	1,000,000

Sumitomo Mitsui Banking Corp		0.35%		09/07/12	4,000,000	4,000,000
		0.35%		09/12/12	3,000,000	3,000,000
		0.35%		09/13/12	1,000,000	1,000,000

Sumitomo Mitsui Trust Bank Ltd		0.16%		07/06/12	6,000,000	6,000,000
		0.19%		07/19/12	13,000,000	13,000,000
		0.37%		09/05/12	5,000,000	5,000,000

Svenska Handelsbanken AB		0.26%		07/12/12	1,000,000	1,000,000
		0.26%		07/24/12	1,000,000	1,000,000
		0.25%		07/30/12	8,000,000	8,000,000

Swedbank AB		0.44%		08/27/12	4,000,000	4,000,000

Toronto-Dominion Bank		0.17%		07/10/12	11,000,000	11,000,000
		0.17%		07/18/12	1,000,000	1,000,000
		0.19%		08/20/12	2,000,000	2,000,000
		0.20%		09/05/12	7,000,000	7,000,000
		0.20%		09/07/12	4,000,000	4,000,000

UBS AG		0.47%		10/29/12	12,000,000	12,000,000
		0.51%		11/09/12	5,000,000	5,000,000

Union Bank, NA		0.43%		07/19/12	3,000,000	3,000,000
		0.40%		11/02/12	1,000,000	1,000,000

Westpac Banking Corp		0.37%		12/14/12	1,000,000	1,000,000

						450,999,436

Government Agency Debt 11.7%
Federal Home Loan Bank		0.08%		07/05/12	10,000,000	9,999,917
		0.08%		07/05/12	6,000,000	5,999,947
		0.11%		07/05/12	2,000,000	1,999,975
		0.08%		07/06/12	24,000,000	23,999,750
		0.08%		07/11/12	3,000,000	2,999,930
		0.12%		07/11/12	4,000,000	3,999,872
		0.12%		07/11/12	6,000,000	5,999,800
		0.09%		07/13/12	3,000,000	2,999,910
		0.10%		07/13/12	3,000,000	2,999,905
		0.11%		07/13/12	2,000,000	1,999,927
		0.09%		07/18/12	3,000,000	2,999,880
		0.10%		07/27/12	5,000,000	4,999,639
		0.08%		08/01/12	6,000,000	5,999,587
		0.10%		08/31/12	1,000,000	999,830

Freddie Mac		0.09%		07/11/12	1,000,000	999,975

24 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		5.13%		07/15/12	2,000,000	2,003,816
		0.08%		07/25/12	2,000,000	1,999,893
		0.09%		08/07/12	5,000,000	4,999,563

Straight A Funding, LLC
	a,b,c,f	0.18%		07/02/12	20,000,000	19,999,900
	a,b,c,f	0.18%		07/20/12	6,000,000	5,999,430
	a,b,c,f	0.18%		08/08/12	10,000,000	9,998,100
	a,b,c,f	0.18%		08/27/12	12,000,000	11,996,580
	a,b,c,f	0.18%		08/29/12	9,000,000	8,997,345

						144,992,471

Other Instrument 1.8%
Australia & New Zealand Banking Group Ltd	i	0.19%		07/02/12	15,000,000	15,000,000

Citibank, NA	i	0.20%		07/02/12	7,000,000	7,000,000

						22,000,000

Total Fixed-Rate Obligations
(Cost $925,840,614)						925,840,614

Variable-Rate Obligations 8.4% of net assets

Financial Company Commercial Paper 1.0%
Australia & New Zealand Banking Group Ltd		0.30%	07/23/12	11/26/12	5,000,000	5,000,000

Westpac Banking Corp	c	0.43%	07/09/12	02/07/13	8,000,000	8,000,000

						13,000,000

Certificate of Deposit 0.9%
Sumitomo Mitsui Banking Corp		0.25%	07/02/12	08/03/12	4,000,000	4,000,000

Westpac Banking Corp		0.33%		07/03/12	7,000,000	7,000,000

						11,000,000

Government Agency Debt 2.0%
Freddie Mac	h	0.37%	07/10/12	05/10/13	25,000,000	25,000,000

Variable Rate Demand Note 1.4%
Eagle Cnty, CO
Housing Facilities RB (BC Housing, LLC) Series 1997B	a	0.24%		07/06/12	1,500,000	1,500,000

Labcon North America
Taxable Demand Bonds Series 2010	a	0.65%		07/06/12	2,125,000	2,125,000

Texas
TRAN Series 2011A	c,g	0.18%		07/02/12	10,925,000	10,925,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.28%		07/06/12	1,875,000	1,875,000
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.28%		07/06/12	1,000,000	1,000,000

						17,425,000

Other Note 3.1%
JPMorgan Chase Bank, NA	h	0.36%	07/23/12	07/19/13	38,000,000	38,000,000

See financial notes 25

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Whistlejacket Capital, LLC	c,d,e	n/a	n/a	n/a	123,071	123,071

						38,123,071

Total Variable-Rate Obligations
(Cost $104,548,071)						104,548,071

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.9% of net assets

Government Agency Repurchase Agreement 14.4%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $9,370,803, issued 06/04/12, repurchase date 07/20/12.		0.21%		07/06/12	9,001,680	9,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $26,134,663, issued 05/21/12, repurchase date 07/24/12.		0.22%		07/06/12	25,007,028	25,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,218,328, issued 06/05/12, repurchase date 08/17/12.		0.24%		07/06/12	5,001,033	5,000,000

BNP Paribas Securities Corp
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $30,900,000, issued 06/29/12, repurchase date 07/02/12.		0.19%		07/02/12	30,000,475	30,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $51,803,361, issued 06/29/12, repurchase date 07/02/12.		0.18%		07/02/12	50,783,106	50,782,344
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $1,020,656, issued 06/13/12, repurchase date 09/13/12.	d	0.27%		09/13/12	1,000,690	1,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $1,021,576, issued 06/22/12, repurchase date 09/21/12.	d	0.29%		09/21/12	1,000,733	1,000,000

Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,211,139, issued 06/25/12, repurchase date 07/02/12.		0.19%		07/02/12	5,000,185	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,200,001, issued 05/30/12, repurchase date 07/02/12.		0.19%		07/02/12	5,000,871	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,215,077, issued 06/12/12, repurchase date 07/12/12.		0.19%		07/06/12	5,000,633	5,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $20,800,000, issued 06/21/12, repurchase date 09/20/12.		0.24%		07/06/12	20,002,000	20,000,000

Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,250,000, issued 06/25/12, repurchase date 07/02/12.		0.22%		07/02/12	5,000,214	5,000,000

JP Morgan Securities, LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $5,180,828, issued 06/19/12, repurchase date 07/24/12.	d	0.30%		07/24/12	5,001,458	5,000,000

26 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings (Unaudited) continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

UBS Securities LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $8,160,000, issued 06/08/12, repurchase date 07/13/12.		0.20%		07/06/12	8,001,244	8,000,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Agency Securities with a value of $4,080,001, issued 06/29/12, repurchase date 07/31/12.		0.20%		07/06/12	4,000,156	4,000,000

						178,782,344

Treasury Repurchase Agreement 3.2%
Deutsche Bank Securities, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $40,800,100, issued 06/29/12, repurchase date 07/02/12.		0.14%		07/02/12	40,000,467	40,000,000

Other Repurchase Agreement 0.3%
Goldman Sachs & Co
Tri-Party Repurchase Agreement Collateralized by common stocks and ETFs with a value of $3,150,016, issued 05/31/12, repurchase date 09/13/12.	d	0.57%		09/13/12	3,004,988	3,000,000

Total Repurchase Agreements
(Cost $221,782,344)						221,782,344

End of Investments.

At 06/30/12, the tax basis cost of the fund’s investments was $1,252,171,029.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $282,005,310 or 22.7% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $10,123,071 or 0.8% of net assets.
e	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
f	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).
g	Liquidity-enhanced security.
h	Extendible Note - Investor Option
i	Time Deposit

CP —	Commercial paper
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At June 30, 2012, all of the fund’s investment securities were classified as Level 2. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2012. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

See financial notes 27

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of June 30, 2012; unaudited

Assets

Investments, at cost and value		$1,030,388,685
Repurchase agreements, at cost and value	+	221,782,344

Total investments, at cost and value (Note 2a)		1,252,171,029
Cash		1
Receivables:
Investments sold		80,000
Fund shares sold		4,290,362
Interest		319,576
Prepaid expenses	+	1,758

Total assets		1,256,862,726

Liabilities

Payables:
Investments bought		10,000,000
Shareholder services fees		24,187
Fund shares redeemed		5,504,634
Distributions to shareholders		3,611
Accrued expenses	+	65,645

Total liabilities		15,598,077

Net Assets

Total assets		1,256,862,726
Total liabilities	−	15,598,077

Net assets		$1,241,264,649

Net Assets by Source
Capital received from investors		1,241,346,894
Net realized capital losses		(82,245)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,241,264,649		1,241,261,862		$1.00

28 See financial notes

 Schwab Investor Money Fund

Statement of
Operations
For January 1, 2012 through June 30, 2012; unaudited

Investment Income

Interest		$1,581,004

Expenses

Investment adviser and administrator fees		2,188,193
Shareholder service fees		1,592,979
Shareholder reports		49,664
Portfolio accounting fees		43,513
Registration fees		29,370
Custodian fees		27,500
Trustees’ fees		16,427
Professional fees		15,921
Transfer agent fees		7,129
Other expenses	+	16,055

Total expenses		3,986,751
Expense reduction by CSIM and/or Schwab	−	2,468,130
Custody credits	−	1

Net expenses	−	1,518,620

Net investment income		62,384

Realized Gains (Losses)

Net realized gains on investments		2,396

Increase in net assets resulting from operations		$64,780

See financial notes 29

 Schwab Investor Money Fund

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

1/1/12-6/30/12			1/1/11-12/31/11
Net investment income		$62,384	$138,893
Net realized gains	+	2,396	392

Increase in net assets from operations		64,780	139,285

Distributions to Shareholders

Distributions from net investment income		(62,384)	(138,893)

Transactions in Fund Shares*

Shares sold		311,488,494	839,261,274
Shares reinvested		47,784	114,037
Shares redeemed	+	(402,957,107)	(1,001,648,786)

Net transactions in fund shares		(91,420,829)	(162,273,475)

Net Assets

Beginning of period		1,332,683,082	1,494,956,165
Total decrease	+	(91,418,433)	(162,273,083)

End of period		$1,241,264,649	$1,332,683,082

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund (closed to new investors)	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 31

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’ investments for the period ended June 30, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

32

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise

 33

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

A fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transactions costs that are higher than those for transactions in liquid securities.

A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

34

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%

Contractual Expense Limitations

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the Schwab Retirement Advantage Money Fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses, to 0.49% through April 29, 2014, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

In addition, effective January 1, 2012 through December 31, 2012, CSIM and Schwab agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. Schwab and the investment adviser may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the

 35

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

funds’ future yield. There were no prior year amounts recaptured. As of June 30, 2012, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2012	December 31, 2013	December 31, 2014	December 31, 2015	Total

Schwab Retirement Advantage Money Fund	$428,510	$1,024,503	$1,817,734	$871,889	$4,142,636
Schwab Investor Money Fund	$2,068,715	$3,969,429	$4,664,552	$2,237,985	$12,940,681

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2012, the funds had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab
	Retirement Advantage	Investor
Expiration Date	Money Fund	Money Fund

December 31, 2017	$—	$84,641

36

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2011, the funds had no capital losses deferred and had capital losses utilized as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital losses utilized	$—	$392

As of December 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds have adopted the noted provisions of the Act for the period ending June 30, 2012.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between The Charles Schwab Family of Funds (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 2, 2012, and June 5, 2012, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 5, 2012. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as free advice, investment research tools and Internet access and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical

38

practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered contractual investment advisory fee schedules with respect to the Funds that include lower fees at higher graduated asset levels. The Board also considered certain commitments by CSIM and Schwab that are designed to pass along potential economies of scale to Fund shareholders. Specifically, the Board considered CSIM and Schwab’s previously negotiated commitments, which may be changed only with Board approval, relating to: (i) reductions of contractual advisory fees or addition of breakpoints for certain funds within the fund complex, (ii) implementation, by means of expense limitation agreement, of additional reductions in net overall expenses for certain funds, and (iii) future net total operating expense reductions for taxable money funds as a group and non-taxable money funds as a group when aggregate assets of such group of funds exceed certain levels. In particular, the Board considered the actual expense reductions with respect to the Funds that resulted from CSIM and Schwab’s commitments set forth above. Based on this evaluation, and in consideration of the previously negotiated commitments made by CSIM and Schwab as discussed above, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 39

Trustees and Officers

The tables below give information about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	75	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	75	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	75	Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Ditech Networks Corporation (1997 – Jan. 2012)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	75	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	75	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

40

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	75	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	75	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1995.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	75	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 41

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer (Dec. 2010 – present) and Chief Investment Officer (Dec. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies, State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., (Sept. 2011 – present); Senior Vice President, Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation, the parent company of Schwab and the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

42

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and

 43

who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1; however, they may hold Tier 2 securities as a result of a downgrade of a portfolio security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

44

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13605-16

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2012

By:	/s/ George Pereira George Pereira
Treasurer and Principal Financial Officer
Date: August 10, 2012